Jefferson National

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                                 Advantage Plus
                         The Fixed and Variable Annuity
                                    issued by
                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                                       AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the Advantage Plus individual flexible premium deferred annuity Contract, fixed and variable accounts (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). This Contract provides for the accumulation of Contract Values and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both. We no longer issue Contracts to non-natural owners.

      The Contract has a Purchase Payment Credit feature. Each time you make a Purchase Payment, We will credit an additional 4% to that payment. The expenses for this Contract are higher than other annuity Contracts We offer that do not have a Purchase Payment Credit (also referred to as a bonus). The benefit of the Purchase Payment Credit may be more than offset by the higher expenses, relative to other annuity Contracts We offer, attributable to the Purchase Payment Credit.

      The Contract has a variety of Investment Options, which include a Fixed Account and several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in the Fixed Account and/or the Sub-accounts. Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money. The Fixed Account offers interest rates which are guaranteed by Jefferson National not to be less than the minimum rate prescribed by applicable state law. In certain states, your Contract may not contain a Fixed Account option.

A I M Variable Insurance Funds

Managed by A I M Advisors, Inc.

      o     AIM V.I. Basic Value - Series II shares

      o     AIM V.I. Core Equity - Series I shares

      o     AIM V.I. Financial Services - Series I shares

      o     AIM V.I. Global Health Care - Series I shares

      o     AIM V.I. Global Real Estate Fund - Series I shares

      o     AIM V.I. High Yield - Series I shares

      o     AIM V.I. Mid Cap Core Equity - Series II shares

      o     AIM V.I. Technology - Series I shares

The Alger American Fund

Managed by Fred Alger Management, Inc.

      o Alger American Growth - Class O (name changing to Alger American Large Cap Growth 7/1/2008)

      o     Alger American Capital Appreciation - Class O

      o     Alger American MidCap Growth P- Class O

      o     Alger American Small Cap Growth -Class O (closed to new investors)

AllianceBernstein Variable Products Series Fund, Inc.

Managed by AllianceBernstein L.P.

      o     AllianceBernstein Growth and Income

American Century Variable Portfolios, Inc.

Managed by American Century Investment Management, Inc.

      o     American Century VP Balanced (Class I)

      o     American Century VP Income & Growth (Class I)

      o     American Century VP Inflation Protection (Class II)

      o     American Century VP Value (Class I)

Managed by American Century Global Investment Management, Inc.

      o     American Century VP International (Class I)

The DireXion Insurance Trust

Managed by Rafferty Asset Management, LLC

      o     DireXion Dynamic VP HY Bond

The Dreyfus Investment Portfolios (Service Shares)

Managed by The Dreyfus Corporation

      o     Dreyfus IP - Small Cap Stock Index

      o     Dreyfus Socially Responsible Growth (initial shares)

Dreyfus Stock Index Fund, Inc. (Initial Shares)

Managed by The Dreyfus Corporation and Mellon Equity Associates.

Dreyfus Variable Investment Fund ("Dreyfus VIF") (Initial Shares)

Managed by The Dreyfus Corporation

      o     Dreyfus VIF--International Value (Initial Shares)

Federated Insurance Series

Managed by Federated Investment Management Company

      o     Federated Capital Income II

      o     Federated High Income Bond II (Primary Shares)

Managed by Federated Global Investment Management Corp.

      o     Federated International Equity II

Janus Aspen Series

Managed by Janus Capital Management LLC

      o     Janus Aspen Growth and Income (Institutional Shares)

      o     Janus Aspen International Growth (Institutional Shares)

      o     Janus Aspen Large Cap Growth (Institutional Shares)

      o     Janus Aspen Mid Cap Growth (Institutional Shares)

      o     Janus Aspen Worldwide Growth (Institutional Shares)

Lazard Retirement Series, Inc.

Managed by Lazard Asset Management LLC

      o     Lazard Retirement Emerging Markets Equity

      o     Lazard Retirement International Equity

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The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense


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      o     Lazard Retirement U.S. Small Cap Equity

      o     Lazard Retirement US Strategic Equity

Legg Mason Partners Variable Equity Trust

Subadvised by ClearBridge Advisors, LLC

      o     Legg Mason Partners Variable Aggressive Growth

      o Legg Mason Partners Variable Capital and Income (Formerly Legg Mason Partners Variable Total Return Portfolio)

      o Legg Mason Partners Variable Fundamental Value (Formerly Legg Mason Partners Variable All Cap Portfolio)

      o     Legg Mason Partners Variable Large Cap Growth

Legg Mason Partners Variable Income Trust

Subadvised by West Asset Management Company

      o     Legg Mason Partners Variable Global High Yield Bond

      o     Legg Mason Partners Variable Strategic Bond

Lord Abbett Series Fund, Inc.

Managed by Lord, Abbett & Co. LLC

      o     Lord Abbett Series Fund, Inc. - America's Value

      o     Lord Abbett Series Fund, Inc. - Growth and Income

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT")

Managed by Neuberger Berman Management, Inc.

      o     Lehman Brothers High Income

      o     Lehman Brothers Short Duration Bond

      o     Neuberger Berman AMT Small Cap Growth (Class S)

      o     Neuberger Berman AMT Mid-Cap Growth

      o     Neuberger Berman AMT Partners

      o     Neuberger Berman AMT Regency

      o     Neuberger Berman AMT Socially Responsive

Northern Lights Variable Trust

Managed by JNF Advisors, Inc.

      o     JNF Chicago Equity Partners Balanced

      o     JNF Chicago Equity Partners Equity

      o     JNF Loomis Sayles Bond

      o     JNF Money Market

PIMCO Variable Insurance Trust

Managed by Pacific Investment Management Company LLC

      o     PIMCO VIT Real Return (Administrative Class)

      o     PIMCO VIT Short-Term (Administrative Class)

      o     PIMCO VIT Total Return (Administrative Class)

Pioneer Variable Contracts Trust (Class II Shares)

Managed by Pioneer Investment Management, Inc.

      o     Pioneer Equity Income VCT

      o     Pioneer Fund VCT

      o     Pioneer High Yield VCT

      o     Pioneer International Value VCT

      o     Pioneer Mid Cap Value VCT

Royce Capital Fund

Managed by Royce & Associates, LLC

      o     Royce Micro-Cap

      o     Royce Small-Cap

Rydex Variable Trust

Managed by Rydex Investments

      o     Rydex Banking

      o     Rydex Basic Materials

      o     Rydex Biotechnology

      o     Rydex Commodities Strategy

      o     Rydex Consumer Products

      o     Rydex Dow 2x Strategy

      o     Rydex NASDAQ-100(R) 2x Strategy

      o     Rydex S&P 500 2x Strategy

      o     Rydex Strengthening Dollar 2x Strategy

      o     Rydex Weakening Dollar 2x Strategy

      o     Rydex Electronics

      o     Rydex Energy

      o     Rydex Energy Services

      o     Rydex Europe 1.25x Stratetgy

      o     Rydex Financial Services

      o     Rydex Government Long Bond 1.2x Strategy

      o     Rydex Health Care

      o     Rydex Internet

      o     Rydex Inverse Dow 2x Strategy

      o     Rydex Inverse Government Long Bond Strategy

      o     Rydex Inverse Mid-Cap Strategy

      o     Rydex Inverse NASDAQ-100(R) Strategy

      o     Rydex Inverse Russell 2000(R) Strategy

      o     Rydex Inverse S&P 500 Strategy

      o     Rydex Japan 1.25x Strategy

      o     Rydex Large-Cap Growth

      o     Rydex Large-Cap Value

      o     Rydex Leisure

      o     Rydex Mid Cap 1.5x Strategy

      o     Rydex Mid-Cap Growth

      o     Rydex Nova

      o     Rydex NASDAQ-100(R) Strategy

      o     Rydex Precious Metals

      o     Rydex Real Estate

      o     Rydex Retailing

      o     Rydex Russell 2000 1.5x Strategy

      o     Rydex Sector Rotation

      o     Rydex Small-Cap Growth

      o     Rydex Small-Cap Value

      o     Rydex Technology

      o     Rydex Telecommunications

      o     Rydex Transportation

      o     Rydex U.S. Government Money Market

      o     Rydex Utilities

      o     CLS AdvisorOne Amerigo

      o     CLS AdvisorOne Clermont

Seligman Portfolios, Inc.

Managed by J. & W. Seligman & Co. Incorporated

      o     Seligman Communications and Information

      o     Seligman Global Technology

Third Avenue Variable Series Trust

Managed by Third Avenue Management LLC

      o     Third Avenue Value

Van Eck Worldwide Insurance Trust

Managed by Van Eck Associates Corporation

      o     Van Eck Worldwide Absolute Return

      o     Van Eck Worldwide Bond

      o     Van Eck Worldwide Emerging Markets

      o     Van Eck Worldwide Hard Assets

      o     Van Eck Worldwide Real Estate

Wells Fargo Advantage Funds

Managed by Wells Fargo Funds Management, LLC


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      o     Wells Fargo Advantage VT Discovery

      o     Wells Fargo Advantage VT Opportunity

      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2008. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus. For a free copy of the SAI, call Us at (866) 667-0561 or write Us at Our administrative office:

      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

      o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

      The Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal

      May 1, 2008


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Table of Contents

                                                                            Page

Definitions of Special Terms ..............................................    6
Highlights ................................................................    8
Fee Table .................................................................    9
Condensed Financial Information ...........................................   12
The Company ...............................................................   13
The Advantage Plus Annuity Contract .......................................   13
   Free Look ..............................................................   13
   Ownership ..............................................................   13
   Beneficiary ............................................................   13
   Assignment .............................................................   13
   Requesting Transaction or Obtaining Information About Your Contract ....   13
Purchase ..................................................................   14
   Purchase Payments ......................................................   14
   Purchase Payment Credit Feature ........................................   14
   Allocation of Purchase Payments ........................................   14
 Investment Options .......................................................   15
   Investment Portfolios ..................................................   15
   Administrative, Marketing and Support Services Fees ....................   15
   The Fixed Account ......................................................   15
   The General Account ....................................................   16
   Voting Rights ..........................................................   16
   Substitution ...........................................................   16
   Transfers ..............................................................   16
   Excessive Trading Limits ...............................................   16
   Dollar Cost Averaging Program ..........................................   18
   Rebalancing Program ....................................................   18
   Advisory Fee Withdrawals ...............................................   18
   Interest Sweep Program .................................................   18
Expenses ..................................................................   18
   Insurance Charges ......................................................   18
   Contract Maintenance Charge ............................................   19
   Contingent Deferred Sales Charge .......................................   19
   Waiver of Contingent Deferred Sales Charge .............................   19
   Reduction or Elimination of Contingent Deferred Sales Charge ...........   20
   Investment Portfolio Expenses ..........................................   20
   Transfer Fee ...........................................................   20
   Premium Taxes ..........................................................   20
   Income Taxes ...........................................................   20
Contract Value ............................................................   20
   Accumulation Units .....................................................   20
Access to Your Money ......................................................   20
   Systematic Withdrawal Program ..........................................   21
   Suspension of Payments or Transfers ....................................   21
Death Benefit .............................................................   21
   Upon Your Death During the Accumulation Period .........................   21
   Standard Death Benefit Amount During the Accumulation Period ...........   21
   Optional Guaranteed Minimum Death Benefit ..............................   21
   Payment of the Death Benefit During the Accumulation Period ............   22
   Death of Contract Owner During the Annuity Period ......................   22


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   Death of Annuitant .....................................................   22
Annuity Payments (The Annuity Period) .....................................   22
   Annuity Payment Amount .................................................   22
   Optional Guaranteed Minimum Income Benefit (GMIB) ......................   23
   Annuity Options ........................................................   23
Taxes .....................................................................   24
   Annuity Contracts in General ...........................................   24
   Tax Status of the Contracts ............................................   24
   Taxation of Non-Qualified Contracts ....................................   24
   Taxation of Qualified Contracts ........................................   25
   Possible Tax Law Changes ...............................................   25
Other Information .........................................................   25
   Legal Proceedings ......................................................   25
   The Separate Account ...................................................   26
   Distributor ............................................................   26
   Financial Statements ...................................................   26
   Independent Registered Public Accounting Firm ..........................   26
Appendix A--More Information About the Investment Portfolios ..............   27
Appendix B--Condensed Financial Information ...............................   38
Privacy Policy ............................................................   58
Table of Contents of the Statement of Additional Information ..............   59


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Definitions of Special Terms

      Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

      ACCUMULATION PERIOD: The period during which you invest money in your Contract.

      ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

      ADJUSTED PARTIAL WITHDRAWAL: Adjusted Partial Withdrawal means the amount of the partial withdrawal (including the applicable Contingent Deferred Sales Charges and premium taxes); multiplied by the Death Benefit Amount just before the partial withdrawal; and divided by the Contract Value just before the partial withdrawal.

      ANNUITANT(S): The natural person(s) on whose life (lives), We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

      ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract.

      ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

      ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

      ANNUITY PERIOD: The period during which We make income payments to you.

      ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Income Phase.

      BENEFICIARY: The person designated to receive any benefits under the Contract if you, or under certain circumstances, the Annuitant dies.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

      COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

      CONTINGENT DEFERRED SALES CHARGE: The Contingent Deferred Sales Charge is the charge that may be applied if Purchase Payments are withdrawn from the Contract during a certain period of time after they are made.

      CONTRACT: The Advantage Plus individual flexible premium deferred annuity contract, which provides fixed and variable Investment Options offered by the Company.

      CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

      CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the Sub-accounts of the Separate Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization.

      DEATH BENEFIT AMOUNT: The Death Benefit Amount is amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant. The Death Benefit Amount includes any amounts payable in excess of the Contract Value under the terms of the standard death benefit provision or the optional Guaranteed Minimum Death Benefit Rider.

      FIXED ACCOUNT: The Fixed Account is an Investment Option which invests in the general account of the Company and offers an interest rate that is guaranteed by Us to be no less than the minimum rate prescribed by the applicable state law.

      FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract without incurring a Contingent Deferred Sales Charge. This period of time is generally 10 Business Days from receipt, but certain states require a longer period.

      INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. These charges include the Separate Account Annual Expenses, the charges for the optional Guaranteed Minimum Death Benefit, and charges for the optional Guaranteed Minimum Income Benefit. These charges are included in our calculation of the value of the Accumulation Units and the Annuity Units of the Sub-accounts.

      INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Fixed Account (if available) and the Sub-accounts you select. You initially establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by You to provide asset allocation and investment advisory services.

      INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account and the Fixed Account.

      INVESTMENT PORTFOLIOS: The variable Investment Options available under the contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

      JOINT OWNER: The individual who co-owns the Contract with another person. Joint Owners must be spouses (except in those states where this restriction is not allowed).

      NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. In general, these Contracts are not issued in conjunction with any pension plan, specially sponsored program or individual retirement account ("IRA").


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      OWNER: You, the purchaser of the Contract are the Owner.

      PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

      PURCHASE PAYMENT CREDIT: The Purchase Payment Credit is an additional amount added to your Contract. We contribute the Purchase Payment Credit on each Purchase Payment added to the Contract. Purchase Payment Credits are considered earnings under the Contract.

      QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      SEPARATE ACCOUNT: Jefferson National Life Annuity Account H of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

      SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

      TAX DEFERRAL: Benefit provided by the Contract under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

      WEBSITE: www.jeffnat.com , which is the Website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.


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Highlights

      The variable annuity Contract that We are offering is a contract between you (the Owner) and Us (Company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account H (Separate Account) and the Fixed Account. The Fixed Account may not be available in your state. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes. We no longer issue Contracts to non-natural owners.

      The Contract has a Purchase Payment Credit feature under which We will credit an additional 4% to each Purchase Payment (Purchase Payment Credit or bonus) you make. We call this the bonus feature.

      The Contract includes a standard minimum death benefit that is guaranteed by Us. This benefit is described in detail under the heading "Standard Death Benefit During the Accumulation Period."

      The Contract also offers a Guaranteed Minimum Death Benefit option. This benefit is guaranteed by Us. There is an additional charge for this option. This option may not be available in your state. This benefit is described in detail under the heading "Optional Guaranteed Minimum Death Benefit."

      We offer, for an additional charge, a Guaranteed Minimum Income Benefit option. If you elect the Guaranteed Minimum Income Benefit option, you must also elect the Guaranteed Minimum Death Benefit option. If you elect this option, We guarantee that a minimum dollar amount will be applied to your Annuity Option, irrespective of your Contract Value, on your Annuity Date. This optional benefit may not be available in your state. This benefit is described in more detail under the heading "Optional Guaranteed Minimum Income Benefit."

      All deferred annuity Contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. If you make a withdrawal during the Accumulation Period, We may assess a Contingent Deferred Sales Charge (CDSC) of up to 8% of each Purchase Payment withdrawn depending on when the withdrawal is made. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract.

      You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK. If you cancel the Contract within 10 Business Days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract without assessing a Contingent Deferred Sales Charge. We deem this period as ending 15 days after we mail a Contract. Our Insurance charges, the charges for the Guaranteed Minimum Death Benefit and the Guaranteed Minimum Income Benefit will have been deducted. You will receive whatever your Contract is worth on the Business Day We receive your request for cancellation (less the Purchase Payment Credit). This may be more or less than your original payment. We will return your original payment if required by law.

      TAX PENALTY. In general, your earnings are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. Therefore, the part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, the full Annuity Payment is taxable.

      INQUIRIES. If you need more information, please visit Our Website (www.jeffnat.com) or contact Us at:

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233
(866) 667-0561


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Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Options. State premium taxes may also be deducted.

Owner Transaction Expenses

Contingent Deferred Sales Charge (as a percentage of
Purchase Payments withdrawn) (1)...........................  8%
Transfer Fee(2) ...........................................  You may make a transfer once very 30 days without charge. If you transfer more often, We may charge a fee of $25 per transfer.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

                                                                                   Current Charge               Maximum Charge

Contract Maintenance Charge(3) ...........................................   $30 per Contract per year   $60 per Contract per year
Separate Account Annual Expenses
(as a percentage of average Separate Account Contract Value)
Mortality and Expense Risk and Administrative Charges ....................             1.40%                       1.65%
Total Separate Account Annual Expenses
(without optional riders) ................................................             1.40%                       1.65%
Optional Guaranteed Minimum Death Benefit Rider
(as a percentage of average Separate Account Contract Value) .............             0.30%                       0.45%
Optional Guaranteed Minimum Death Benefit and Optional
Guaranteed Minimum Income Benefit Riders
(as a percentage of average Separate Account Contract Value)(4) ..........             0.60%                       0.65%
Maximum Total Separate Account Annual Expenses
(assuming Optional Guaranteed Minimum Death Benefit and Optional
Guaranteed Minimum Income Benefit riders) ................................             2.00%                       2.30%


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The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

                                                                                                        Minimum         Maximum

Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees,              Gross: 0.27%    Gross: 5.50%
distribution and/or service (12b-1) fees, and other expenses)(5) ..................................    Net: 0.27%      Net: 3.83%

(1) The Contingent Deferred Sales Charge, which applies separately to each Purchase Payment, decreases to zero over time in accordance with the following schedule:

Number of Contract years from                                                                              Contingent Deferred
Receipt of Purchase Payment                                                                               Sales Charge Percent
0-1 ...............................................................................................                8%
2 .................................................................................................                8%
3 .................................................................................................                8%
4 .................................................................................................                8%
5 .................................................................................................                7%
6 .................................................................................................                6%
7 .................................................................................................                5%
8 .................................................................................................                3%
9 .................................................................................................                1%
10 and more .......................................................................................                0%

Subject to any applicable limitations, each Contract year, you can take money out of your Contract without a Contingent Deferred Sales Charge. The amount of money you can withdraw without a Contingent Deferred Sales Charge is the greater of: (i) 10% of the value of your Contract (on a non-cumulative basis)(excluding payments made by Us to Your Investment Adviser); (ii) the IRS minimum distribution requirement for your Contract if issued in connection with certain Individual Retirement Annuities or Qualified Plans; or (iii) the total of your Purchase Payments that have been in the Contract more than 9 complete Contract years.

(2) Transfers made for the Dollar Cost Averaging Program, Interest Sweep Program or Rebalancing Program do not count toward the one transfer per 30-day limit. All reallocations made on the same Business Day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(3) Jefferson National will not charge the Contract Maintenance charge if the value of your Contract is $50,000 or more. We reserve the right to reduce or waive the fee.

(4) You can purchase the Guaranteed Minimum Income Benefit rider only if you purchase the Guaranteed Minimum Death Benefit rider.

(5) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2009. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

--------------------------------------------------------------------------------

Examples of Fees and Expenses

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, contract fees, Separate Account Annual Expenses, and Investment Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract at the end of the applicable time period and have not purchased any riders:

Assuming Maximum Investment                                             1 year         3 years        5 years          10 years
Portfolio Operating Expenses......................................     $1382.02       $2959.15        $4355.93         $7067.27

Assuming Minimum Investment                                             1 year         3 years        5 years          10 years
Portfolio Operating Expenses......................................     $1008.82       $1548.36        $2022.74         $2933.49

(2) If you annuitize at the end of the applicable time period and have not purchased any riders (except under certain circumstances):

Assuming Maximum Investment                                             1 year         3 years        5 years          10 years
Portfolio Operating Expenses......................................     $1382.02       $2959.15        $3692.34         $7067.27

Assuming Minimum Investment                                             1 year         3 years        5 years          10 years
Portfolio Operating Expenses......................................     $1008.82       $1548.36        $1377.03         $2933.49

(3) If you do not surrender your Contract and have not purchased any riders:

Assuming Maximum Investment                                             1 year         3 years        5 years          10 years
Portfolio Operating Expenses......................................      $632.32       $2204.98        $3692.34         $7067.27

Assuming Minimum Investment                                             1 year         3 years        5 years          10 years
Portfolio Operating Expenses......................................      $262.08        $805.90        $1377.03         $2933.49

(4) If you surrender your Contract at the end of the applicable time period and have purchased the optional Guaranteed Minimum Death Benefit and optional Guaranteed Minimum Income Benefit riders with a maximum charge of 2.30%:

Assuming Maximum Investment                                             1 year         3 years        5 years          10 years
Portfolio Operating Expenses......................................     $1450.16       $3143.41        $4628.38         $7454.77

Assuming Minimum Investment                                             1 year         3 years        5 years          10 years
Portfolio Operating Expenses......................................     $1076.96       $1751.40        $2358.14         $3581.97

(5) If you annuitize at the end of the applicable time period and have purchased the optional Guaranteed Minimum Death Benefit and optional Guaranteed Minimum Income Benefit riders with a maximum charge of 2.30% (except under certain circumstances):

Assuming Maximum Investment                                             1 year         3 years        5 years          10 years
Portfolio Operating Expenses......................................     $1450.16       $3143.41        $3962.67         $7454.77

Assuming Minimum Investment                                             1 year         3 years        5 years          10 years
Portfolio Operating Expenses......................................     $1076.96       $1751.40        $1709.85         $3581.97

(6) If you do not surrender your Contract and have purchased the optional Guaranteed Minimum Death Benefit and optional Guaranteed Minimum Income Benefit riders with a maximum charge of 2.30%:

--------------------------------------------------------------------------------

Assuming Maximum Investment                                             1 year         3 years        5 years          10 years
Portfolio Operating Expenses......................................      $699.92       $2387.70        $3962.67         $7454.77

Assuming Minimum Investment                                             1 year         3 years        5 years          10 years
Portfolio Operating Expenses.......................................     $329.68       $1007.25        $1709.85         $3581.97

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

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The Company

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, We were known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Advantage Plus Annuity Contract

      This prospectus describes the variable annuity Contract We are offering. An annuity is a Contract between you (the Owner) and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract is in the Annuity Period.

      The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than Tax Deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

      The Contract is called a variable annuity because you can choose to invest in the Investment Portfolios through the Sub-accounts of the Separate Account, and depending upon market conditions, you can make or lose money in any of these Investment Portfolios. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

      In certain states, the Contract may also offer a Fixed Account Investment Option. The Fixed Account is part of the general account assets of the Company. Interest is credited at a rate that is guaranteed by Us to be no less than the minimum rate prescribed in your Contract. The Fixed Account is only available for investment during the Accumulation Period.

      You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive Annuity Payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

      We no longer issue Contracts to non-natural owners.

Free Look

      If you change your mind about owning the Contract, you can cancel it within 10 Business Days after receiving it (or whatever longer time period is required in your state). We call this the Free Look Period. We deem this period as ending 15 days after we mail a Contract. When you cancel the Contract within this time period, We will not assess a Contingent Deferred Sales Charge. However, Our Insurance Charges, the charges for the Guaranteed Minimum Withdrawal Benefit and Investment Portfolio operating expenses will have been deducted. On the Business Day We receive your request at Our administrative office, We will return the value of your Contract, less the Purchase Payment Credits. In some states, We may be required to refund your Purchase Payment.

Ownership

      OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing of a change of Owner. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

      A change of Owner may be a taxable event.

      JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Owner (except if state law does not permit this restriction). Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

Beneficiary

      The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

      Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

      If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

      An assignment may be a taxable event.

Requesting Transactions or Obtaining Information About Your Contract

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We

--------------------------------------------------------------------------------

may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures. If you do not want the ability to request transactions or receive information about your Contract by telephone or through Our Website, you should notify Us in writing.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. A password will be required for Website transfers. We will send you a confirmation of all transactions. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

Purchase

Purchase Payments

      A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $5,000 when the Contract is bought as a Non-Qualified Contract. If you are buying the Contract as a Qualified Contract, the minimum initial Purchase Payment We will accept is $2,000. We reserve the right to issue Qualified or Non-Qualified Contracts for less than the minimum. We will accept up to $2,000,000 in Purchase Payments without Our prior approval and subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment.

      You can make additional Purchase Payments of $500 or more to a Non-Qualified Contract and $50 or more to a Qualified Contract. If you select the systematic payment option or electronic funds transfer (EFT), you can make additional Purchase Payments of $100 each month for Non-Qualified Contracts and $50 each month for Qualified Contracts. We reserve the right to accept subsequent purchase payments for less than the minimum.

Purchase Payment Credit Feature

      Each time you make a Purchase Payment, We will credit an additional 4% to that Purchase Payment. We refer to these amounts as Purchase Payment Credits or the Bonus. In the future, We may increase the percentage of the Purchase Payment Credit. Purchase Payment Credits will be allocated in the same way as your Purchase Payment. An amount equal to the Purchase Payment Credits will be deducted if you make a withdrawal during the Free Look Period. After the Free Look Period ends, you will have a vested interest in the Purchase Payment Credit.

      Contract charges are deducted from Contract Value. Therefore, when We credit your Contract with a Purchase Payment Credit, your Contract incurs expenses on the total Contract Value, which includes the Purchase Payment Credits and earnings on these amounts. When you cancel your Contract during the Free Look Period, you will forfeit your Purchase Payment Credit. Since charges will have been assessed during the Free Look Period against the higher amount (that is, the Purchase Payment plus the Purchase Payment Credit), it is possible that upon surrender, particularly in a declining market, you will receive less money back than you would have if you had not received the Purchase Payment Credit. We expect to profit from certain charges assessed under the Contract, including certain charges (i.e., the Contingent Deferred Sales Charge and the Insurance Charges) associated with the Purchase Payment Credit. The Purchase Payment Credit feature may not be available in your state.

Allocation of Purchase Payments

      You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment and any Purchase Payment Credit according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them and any Purchase Payment Credit based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers.

      Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you to get it. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. Any transaction involving a Rydex Investment Portfolio listed below received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day.

--------------------------------------------------------------------------------
                          15 Minutes Before NYSE Close
--------------------------------------------------------------------------------
Dow 2x Strategy              NASDAQ-100(R) 2x           S&P 500 2x
                             Strategy                   Strategy
--------------------------------------------------------------------------------
Government Long Bond         Europe 1.25x Strategy      Inverse Dow 2x
1.2x Strategy                                           Strategy
--------------------------------------------------------------------------------
Inverse Government           Inverse Mid-Cap            Inverse NASDAQ-
Long Bond                    Strategy                   100(R) Strategy
--------------------------------------------------------------------------------
Inverse Russell 2000(R)      Inverse S&P 500            Japan Advantage
Strategy                     Strategy                   1.25x Strategy
--------------------------------------------------------------------------------
Large-Cap Growth             Large-Cap Value            Mid Cap 1.5x
                                                        Strategy
--------------------------------------------------------------------------------
Mid-Cap Growth               Mid-Cap Value              Nova
--------------------------------------------------------------------------------
NASDAQ-100(R)                Russell 2000 1.5x          Small-Cap Growth
Strategy                     Strategy
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                          30 Minutes Before NYSE Close
--------------------------------------------------------------------------------
Banking                      Basic Materials            Biotechnology
--------------------------------------------------------------------------------
Energy                       Consumer Products          Electronics
--------------------------------------------------------------------------------
Health Care                  Energy Services            Financial Services
--------------------------------------------------------------------------------
Precious Metals              Internet                   Leisure
--------------------------------------------------------------------------------
Technology                   Real Estate                Retailing
--------------------------------------------------------------------------------
Utilities                    Telecommunication          Transportation
--------------------------------------------------------------------------------

      Similarly, any transaction involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

Investment Options

Investment Portfolios

      The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

      You should read the prospectuses for the Investment Portfolios carefully. Copies of these prospectuses will be sent to you with your Contract. If you would like a copy of the Investment Portfolio prospectuses, call Us at: (866) 667-0561 or visit Our Website. See Appendix A for a summary of investment objectives and strategies for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact a Investment Portfolios' ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of other life insurance companies which may or may not be affiliated with Us. Certain Investment Portfolios may also be sold directly to qualified plans. The Investment Portfolios do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

      The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as .50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses.

The Fixed Account

      During the Accumulation Period, you can invest in the Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Us to be no less than 3% or the minimum rate prescribed by applicable state law. From time to time, We may change the interest rate credited to amounts invested in the Fixed Account. If you select the Fixed Account, your money will be placed with Our other general account assets. The Fixed Account may not be available in your state. See your Contract for more information on the Fixed Account.

      The Fixed Account is not registered under the federal securities laws and it is generally not subject to its provisions. The staff of the SEC has not reviewed the disclosure related to the Fixed Account. The disclosure may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

      The Separate Account Annual Expenses do not apply to

--------------------------------------------------------------------------------

amounts allocated to the Fixed Account.

      See your Contract for more information regarding the Fixed Account.

The General Account

      During the Annuity Period, the portion of your annuity Payments that are fixed will be paid out of Our general account. We guarantee a specified interest rate used in determining the payments. If you elect a fixed Annuity Payment, the fixed portion of your Annuity Payments will remain level.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

      It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers

      You can transfer money among the Fixed Account and the Sub-accounts. Such transfers may be submitted in writing to Our administrative offices. Transfers may be deferred as permitted or required by law. See Suspension of Payments or Transfers Section below.

      TRANSFERS DURING THE ACCUMULATION PERIOD. You can transfer money to or from the Fixed Account, and to or from any Sub-account. Transfers may be made by contacting our administrative offices or through Our Website. The following apply to any transfer during the Accumulation Period:

      1. If you make more than one transfer in 30 days, a transfer fee of $25 may be deducted.

      2.    Limits on transfers out of the Fixed Account may apply.

      3. Your request for a transfer must clearly state which Sub-account(s) are involved in the transfer.

      4. Your request for transfer must clearly state how much the transfer is for.

      5. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more Owners is, or would be, to the disadvantage of other Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

            a. the requirement of a minimum time period between each transfer;

            b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one Owner; or

            c. limiting the dollar amount that may be transferred between Sub-accounts by an Owner at any one time.

      6. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

      TRANSFERS DURING THE ANNUITY PERIOD. You can make two transfers per Contract year during the Annuity Period. Thereafter, We may impose a transfer fee $25 charge per transfer. We measure a year from the anniversary of the Business Day We issued your Contract. We reserve the right to change the amount of the transfer fee and the frequency of permitted transfers. The following rules also apply to any transfer during the Annuity Period:

      1. Transfers made between the Fixed Account and the Investment Portfolios are limited to 20% of the Fixed Account Value every six months. We reserve the right to waive this restriction.

      2. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

      This product is not designed for professional market timing strategies by third parties. We reserve the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or other persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any subaccount or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to,

--------------------------------------------------------------------------------

restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

       We may apply restrictions in any manner reasonably designed to prevent transfers that We consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, We have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

      We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than Rydex Sector Rotation Fund, which do not permit active trading), the DireXion Dynamic VP HY Bond Fund, and the JNF Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale or sale and purchase involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

--------------------------------------------------------------------------------
                                   30 Day Hold
--------------------------------------------------------------------------------
American Century             American Century VP        American Century
VP Balanced                  Income & Growth            VP Inflation
                                                        Protection
--------------------------------------------------------------------------------
American Century             American Century
VP Value                     VP International
--------------------------------------------------------------------------------
                                                        Federated
                                                        Capital Income
                                                        Fund II
--------------------------------------------------------------------------------
Federated High               Federated                  Legg Mason
Income Bond Fund II          International              Aggressive Growth
                             Equity Fund II
--------------------------------------------------------------------------------
Legg Mason Capital           Legg Mason                 Legg Mason High
and Income                   Fundamental Value          Yield Bond
--------------------------------------------------------------------------------
Legg Mason Large             Legg Mason                 Lord Abbett
Cap Growth                   Strategic Bond             America's Value
--------------------------------------------------------------------------------
Lord Abbett Growth           Rydex Sector Rotation
and Income
--------------------------------------------------------------------------------
                                   60 Day Hold
--------------------------------------------------------------------------------
Dreyfus                      Dreyfus Small Cap          Dreyfus Socially
International Value          Stock Index                Responsible Growth
--------------------------------------------------------------------------------
Dreyfus Stock Index          Third Avenue Value
--------------------------------------------------------------------------------
                                   90 Day Hold
--------------------------------------------------------------------------------
AllianceBernstein            Janus Aspen Growth         Janus Aspen
Growth and Income            and Income                 International
                                                        Growth
--------------------------------------------------------------------------------
Janus Aspen Large            Janus Aspen Mid            Janus Aspen
Cap Growth                   Cap Growth                 Small Company Value
--------------------------------------------------------------------------------
Janus Aspen
Worldwide Growth
--------------------------------------------------------------------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

      We monitor transfers and impose these rules across multiple Contracts owned by the same owner. Thus, if you own two Contracts and make a purchase in an Investment Portfolio in Contract 1, you will have to wait at least seven (7) days (or such greater time period as set forth in the table above) to make a sale in the same Investment Portfolio in Contract 2. With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging, rebalancing, systematic contributions and systematic withdrawals. Transactions are not monitored if they are scheduled at least 7 days in advance. . These policies apply to all Investment Options except for Investment Options that contain disclosure permitting active trading. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

      If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

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Dollar Cost Averaging Program

      The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

      Subject to Our administrative procedures, you may specify the day of the month on which dollar cost averaging transfers will be made. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Option(s) from which you are transferring is zero. We will notify you when that happens. A transfer request will not automatically terminate the DCA Program.

      The transfers made under the DCA Program are not taken into account in determining any transfer fee. There is no additional charge for the DCA Program. However, We reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the Fixed Account or selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the DCA Program through periods of fluctuating price levels.

Rebalancing Program

      Once your money has been allocated among the Sub-accounts, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocation of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. Rebalancing does not include assets allocated to the Fixed Account. You can discontinue the Rebalancing Program at any time. You can change your rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. The transfers made under the Rebalancing Program are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice, to terminate, suspend or modify this program.

      EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Sub-accounts. You want 40% to be in the Fixed Income Portfolio Sub-account and 60% to be in the Growth Portfolio Sub-account. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Portfolio Sub-account now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first Business Day of the next quarter, We would sell some of your units in the Fixed Income Portfolio Sub-account to bring its value back to 40% and use the money to buy more units in the Growth Portfolio Sub-account to increase those holdings to 60%.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is non-qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. Additionally, any withdrawals for this purpose may be subject to a Contingent Deferred Sales Charge. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract.

Interest Sweep Program

      You can elect to transfer (sweep) your interest from the Fixed Account to the Sub-accounts on a periodic and systematic basis. Currently, there is no charge for the Interest Sweep Program.

Expenses

      There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Insurance Charges

      Each Business Day, We make a deduction for Insurance Charges. The Insurance Charges do not apply to amounts allocated to the Fixed Account. The Insurance Charges will vary depending on whether, at the time you apply for the Contract, you choose the Guaranteed Minimum Death Benefit (GMDB) and/or the Guaranteed Minimum Income Benefit (GMIB).

      The Insurance Charges compensate the Company for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract. The Insurance Charges are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. If the Insurance Charges are insufficient, then We will bear the loss. Any profits we derive from the Insurance Charges will become part of our general account assets and can be used for any lawful purpose, including the costs of selling the contracts.

      The Insurance Charges will be as follows:

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                                     Current           Maximum
        GMDB         GMIB           Insurance         Insurance
      Elected      Elected           Charge             Charge
         No          No              1.40%              1.65%
        Yes          No              1.70%              2.10%
        Yes         Yes              2.00%              2.30%

Contract Maintenance Charge

      On each Contract Anniversary during the Accumulation Period, We deduct $30 (as allowed by state law, this charge can be increased up to a maximum of $60 per Contract per year) from your Contract as a Contract Maintenance Charge. This charge is for certain administrative expenses associated with the Contract.

      We do not deduct the Contract Maintenance Charge if the value of your Contract is $50,000 or more on the Contract Anniversary. We reserve the right to reduce or waive the Contract Maintenance Charge. If you make a full withdrawal on other than a Contract Anniversary, and the Contract Value is less than $50,000, We will deduct the full Contract Maintenance Charge at the time of the full withdrawal. If, when you begin to receive Annuity Payments, the Annuity Date is a different date than your Contract Anniversary We will deduct the full Contract Maintenance Charge on the Annuity Date unless the Contract Value on the Annuity Date is $50,000 or more.

      The Contract Maintenance Charge will be deducted first from the Fixed Account. If there is insufficient value in the Fixed Account, the fee will then be deducted from the Investment Portfolio with the largest balance.

      No Contract Maintenance Charge is deducted during the Annuity Period.

Contingent Deferred Sales Charge

      During the Accumulation Period, you can make withdrawals from your Contract. Withdrawals are taken from earnings first and then Purchase Payments. A Contingent Deferred Sales Charge may be assessed against Purchase Payments withdrawn. Each Purchase Payment has its own Contingent Deferred Sales Charge period. When you make a withdrawal, the charge is deducted from Purchase Payments (oldest to newest). Subject to the waivers discussed below, if you make a withdrawal and it has been less than the stated number of years since you made your Purchase Payment, you will have to pay a Contingent Deferred Sales Charge. The Contingent Deferred Sales Charge compensates Us for expenses associated with selling the Contract. The charge is as follows:

NUMBER OF YEARS                               CONTINGENT
FROM RECEIPT OF                             DEFERRED SALES
PURCHASE PAYMENT                                CHARGE
  0-1                                              8%
  2                                                8%
  3                                                8%
  4                                                8%
  5                                                7%
  6                                                6%
  7                                                5%
  8                                                3%
  9                                                1%
  10 or more                                       0%

      FREE WITHDRAWALS. Once each Contract year you can withdraw money from your Contract, without a Contingent Deferred Sales Charge, in an amount equal to the greater of:

      o 10% of the value of your Contract (on a non-cumulative basis) (excluding payments made by Us to Your Investment Advisor);

      o the IRS minimum distribution requirement for this Contract if it was issued as an individual retirement annuity or in conjunction with certain qualified retirement plans; or

      o the total of your Purchase Payments that have been in the Contract for 10 or more complete years.

Waiver of Contingent Deferred Sales Charge

      In addition to the free withdrawal amount discussed above, the Contingent Deferred Sales Charge may be waived under certain circumstances. If the Contract is owned by Joint Owners, these benefits apply to either owner. If the Contract is owned by a non-natural person, then these benefits apply to the Annuitant.

      UNEMPLOYMENT. You may make one free withdrawal of up to 50% of your Contract Value if:

      o     your Contract has been in force for at least 1 year;

      o you provide Us with a letter of determination from your state's Department of Labor indicating that you qualify for and have been receiving unemployment benefits for at least 60 consecutive days;

      o you were employed on a full time basis and working at least 30 hours per week on the date your Contract was issued;

      o     your employment was involuntarily terminated by your employer; and

      o you certify to Us in writing that you are still unemployed when you make the withdrawal request.

      This benefit may be used by only one person including in the case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      NURSING CARE CONFINEMENT. Once per Contract year, We will allow an additional free withdrawal of up to 10% of your Contract Value if:

      o you are confined in a qualified nursing care center (as defined in the rider to the Contract) for 90 consecutive days;

      o     confinement begins after the first Contract year;

      o confinement is prescribed by a qualified physician and is medically necessary;

      o request for this benefit is made during confinement or within 60 days after confinement ends; and

      o     We receive due proof of confinement.

      This benefit may be used by only one person including in the case of Joint Owners or If the Contract is continued by a spouse after the death of the Owner. This benefit may not be available in your state.

      TERMINAL ILLNESS. You may take one free withdrawal of up to 100% of your Contract Value after a qualified physician (as defined in the rider to the Contract) provides notice that the owner has a terminal illness (which is expected to result in death within 12 months from the notice).

      o To qualify, the diagnosis and notice must occur after the first Contract year ends.

      o This benefit is not available if you have a terminal illness on the date the Contract is issued. All other limitations under the Contract apply.

      o     This benefit may only be used one time including in the

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            case of Joint Owners or if the Contract is continued by a spouse after the death of the Owner.

      This benefit may not be available in your state.

Reduction or Elimination of the Contingent Deferred Sales Charge

      We may reduce or eliminate the amount of the Contingent Deferred Sales Charge when the Contract is sold under circumstances that reduce Our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Us. We will not deduct a Contingent Deferred Sales Charge when a Contract is issued to an officer, director or employee of Our company or any of Our affiliates. Any circumstances resulting in the reduction or elimination of the Contingent Deferred Sales Charge requires Our prior written approval. In no event will reduction or elimination of the Contingent Deferred Sales Charge be permitted where it would be unfairly discriminatory to any person.

Investment Portfolio Operating Expenses

      There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Operating Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee

      You can make one transfer per 30 days. If you make more than one transfer per 30 days, you may be charged a transfer fee of $25 per transfer. As allowed by law, We reserve the right to change the transfer fee.

      During the Accumulation Period, the transfer fee is deducted from the Investment Option that you transfer your funds from. If you transfer your entire interest from an Investment Option, the transfer fee is deducted from the amount transferred. If there are multiple Investment Options from which you transfer funds, the transfer fee will be deducted first from the Fixed Account, and then from the Sub-account with the largest balance that is involved in the transfer.

      During the Annuity Period, the transfer fee will be deducted from the Annuity Payment immediately following your transfer.

      If the transfer is part of the Dollar Cost Averaging Program, the Rebalancing Program or the Interest Sweep Program it will not count in determining the transfer fee. All reallocations made on the same date count as one transfer.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are due either when the Contract is issued or when Annuity Payments begin. It is Our current practice to deduct these taxes when either Annuity Payments begin. We may in the future discontinue this practice and assess the charge when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction.

Income Taxes

      We will deduct from the Contract any income taxes which We incur because of the Contract. At the present time, We are not making any such deductions.

Contract Value

      Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account and the Fixed Account. The Contract Value may not be the value available for withdrawal, surrender or annuitization. The value of any assets in the Sub-account(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, We use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract We call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract.

Accumulation Units

      Every Business Day, We determine the value of an Accumulation Unit for each of the Sub-accounts by multiplying the Accumulation Unit value for the prior Business Day by a factor for the current Business Day. The factor is determined by:

      1. dividing the value of an Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of an Sub-account share for the previous Business Day; and

      2. subtracting the daily amount of the Insurance Charges.

      The value of an Accumulation Unit may go up or down from Business Day to Business Day.

      When you make a Purchase Payment, We credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated, including any Purchase Payment Credit, to an Sub-account by the value of the Accumulation Unit for that Sub-account. When you make a withdrawal, We deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when We deduct certain charges under the Contract. Whenever We use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

      We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

      EXAMPLE: On Wednesday, We receive an additional Purchase Payment of $4,000 from you and We credit your Contract with the 4% Purchase Payment Credit. You have told Us you want this to go to the Equity Portfolio Sub-account. When the New York Stock Exchange closes on that Wednesday, We determine that the value of an Accumulation Unit for the Equity Portfolio Sub-account is $12.25. We then divide $4,160 ($4,000 Purchase Payment plus $160 Purchase Payment Credit) by $12.25 and credit your Contract on Wednesday night with 339.59 Accumulation Units for the Equity Portfolio Sub-account.

Access to Your Money

      You can have access to the money in your Contract:

      o     by making a withdrawal (either a partial or a complete withdrawal);

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      o     by electing to receive Annuity Payments; or

      o     when a death benefit is paid to your Beneficiary.

      Withdrawals can only be made during the Accumulation Period.

      When you make a complete withdrawal, you will receive your Contract Value on the Business Day you made the withdrawal, (i) less any applicable Contingent Deferred Sales Charge; (ii) less any Contract Maintenance Charge; and (iii) less any applicable premium tax.

      You must tell Us which Investment Option you want the partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Option must be at least $500. There must be at least $500 left in at least one Sub-Account after you make a partial withdrawal. If you do not have at least $500 in one Sub-Account, We reserve the right to terminate the Contract and pay you the Contract Value less any applicable fees and charges.

      Once We receive your written request for a withdrawal from an Investment Option, We will pay the amount of that withdrawal within 7 Business Days. Withdrawals may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section.

      A withdrawal may result in a withdrawal charge and/or tax consequences (including an additional 10% tax penalty under certain circumstances).

      Certain withdrawal restrictions may apply if your Contract is issued in connection with a Section 403(b) tax-qualified plan (also known as a tax-sheltered annuity). See "Contingent Deferred Sales Charge" and "Taxes" in this Prospectus.

Systematic Withdrawal Program

      The systematic withdrawal program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Options on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program, however, the withdrawals may be subject to a Contingent Deferred Sales Charge.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

      We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or We cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of Owners.

      We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

      If mandated under applicable law, We may be required to reject a Purchase Payment and/or otherwise block access to a Owner's Contract and thereby refuse to pay any request for transfers, partial or full withdrawals, annuity benefits, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit

Upon Your Death During the Accumulation Period

      If you, or your Joint Owner, die before Annuity Payments begin, We will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

      The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day We receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Sub-Accounts and/or the Fixed Account until distribution begins. Until We distribute the Death Benefit Amount, the Death Benefit Amount in the Sub-Accounts will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, any remaining Death Benefit Amount that is invested in the Investment Portfolios will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

Standard Death Benefit Amount During the Accumulation Period

      If death occurs prior to age 80 and you did not elect the optional Guaranteed Minimum Death Benefit, the Death Benefit Amount will be the greater of:

      (1) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (2) the total Purchase Payments you have made, less any partial withdrawals and Contingent Deferred Sales Charges.

        If you are age 80 or over, the Death Benefit Amount will be equal to the Contract Value as of the Business Day We receive due proof of death and a payment election.

Optional Guaranteed Minimum Death Benefit

      For an extra charge, at the time you purchase the Contract, you can choose the optional Guaranteed Minimum Death Benefit. Under this option, if you die before age 80, the Death Benefit Amount will be the greater of:

      (1) the total Purchase Payments you have made, less all partial withdrawals, Contingent Deferred Sales Charges and any applicable premium taxes;

      (2) the Contract Value as of the Business Day We receive due proof of death and a payment election; or

      (3) the largest Contract Value on any Contract Anniversary before the Owner or Joint Owner's death, less any Adjusted Partial Withdrawals, and limited to no more than twice the amount of Purchase Payments paid less any Adjusted Partial Withdrawals.

      If death occurs at age 80 or later, the Death Benefit Amount will be the greater of: (1) the Contract Value as of the

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Business Day We receive due proof of death and a payment election; or (2) the death benefit as of the last Contract Anniversary before your 80th birthday, less any Adjusted Partial Withdrawals.

      If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner.

      It is possible that the IRS may take the position that charges for the Optional Guaranteed Minimum Death Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

      If you take a partial withdrawal at a time when the Death Benefit Amount is greater than your Contract Value, then your Death Benefit Amount may be reduced by an amount greater than the amount withdrawn.

      If the Beneficiary is the spouse of the Owner of the Contact and elects to continue the Contract after the Owner's death, the Beneficiary may not elect to continue the optional Guaranteed Minimum Death Benefit.

      This benefit may not be available in your state.

Payment of the Death Benefit During the Accumulation Period

      Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options).

      OPTION 1--lump sum payment of the Death Benefit Amount; or

      OPTION 2--the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

      OPTION 3--payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution beginning within 1 year of the date of the death of the Owner or any Joint Owner.

      Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

      o     continue the Contract in his or her own name at the Death Benefit
            Amount;

      o     elect a lump sum payment of the Death Benefit Amount; or

      o     apply the Death Benefit Amount to an Annuity Option.

      If the spouse elects to continue the Contract, the Contract Value will be the Death Benefit Amount for the purpose of determining benefits under the Contract for the continuing spouse. The spouse may not elect the optional guaranteed minimum death benefit.

      If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

      If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

      If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

      Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)

      Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life We look to when We determine Annuity Payments.

      The Annuity Date must be the first day of a calendar month and must be at least 90 days after the Contract issue date.

      For a Contract held under a tax-qualified retirement arrangement (other than an IRA), the Annuity Date generally may not be later than (i) April 1 of the year after the year in which the Annuitant attains age 70 1/2, or (ii) the calendar year in which the Annuitant retires if later. You can also choose among income plans. We call those Annuity Options. You can elect an Annuity Option by providing Us with a written request. You can change the Annuity Option any time up to 30 days before the existing Annuity Date. If you do not choose an Annuity Option, We will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

      During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date. Unless you tell us otherwise, any money in the Fixed Account will be applied to a fixed annuity.

Annuity Payment Amount

      If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your payment will depend upon:


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      1)    The value of your Contract in the Sub-Account(s) on the Annuity Date or the Death Benefit Amount if the Annuity Option is selected to pay the death benefit

      2) the 3% or 5% (as you selected) Assumed Investment Rate used in the annuity table for the Contract;

      3)    the performance of the Investment Portfolio(s) you selected; and

      4)    the Annuity Option you selected.

      You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual rate is less than 3% or 5% (as you selected) your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines.

      On the Annuity Date, your Contract Value, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge will be applied under the Annuity Option you selected. If you select an Annuity Date that is on or after the 5th Contract Anniversary, and you choose an Annuity Option that has a life contingency for a minimum of 5 years, We will apply your Contract Value, less any premium tax and less any Contract Maintenance Charge to the Annuity Option you elect.

      Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, We may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, We have the right to change the frequency of payments so that your Annuity Payments are at least $50.

      Unless you notify Us otherwise, We will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Optional Guaranteed Minimum Income Benefit (GMIB)

      For an extra charge, you can elect the Guaranteed Minimum Income Benefit. You may not select this benefit unless you also select the optional Guaranteed Minimum Death Benefit.

      Under the Guaranteed Minimum Income Benefit, a Guaranteed Minimum Income Benefit base will be applied to your Annuity Option to provide Annuity Payments. Prior to your 80th birthday, this amount is equal to:

      1) the largest Contract Value on any Contract Anniversary; less

      2) any adjusted partial withdrawals; and

      3) limited to no more than twice the amount of Purchase Payments made less any Adjusted Partial Withdrawals.

      This amount is limited to no more than twice the amount of Purchase Payments made less any partial withdrawals.

      The Guaranteed Minimum Income Benefit base after your 80th birthday is equal to the greater of:

      1) the value of your Contract, less any premium tax, less any Contingent Deferred Sales Charge, and less any Contract Maintenance Charge; or

      2) the Guaranteed Minimum Income Benefit base as of the last Contract Anniversary, prior to age 80, less any adjusted partial withdrawals.

      If you elect the Guaranteed Minimum Income Benefit, the following limitations will apply:

      o You must choose either Annuity Option 2 or 4, unless otherwise agreed to by Us. If you do not choose an Annuity Option, Annuity Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will be applied.

      o If you are age 50 or over on the date We issue the Contract, the Annuity Date must be on or after the later of your 65th birthday, or the 7th Contract Anniversary.

      o If you are under age 50 on the date We issue your Contract, the Annuity Date must be on or after the 15th Contract Anniversary.

      o The Annuity Date selected must occur within 30 days following a Contract Anniversary.

      o If there are Joint Owners, the age of the oldest Owner will be used to determine the Guaranteed Minimum Income Benefit. If the Contract is owned by a non-natural person, then Owner will mean the Annuitant for purposes of this benefit.

      On the Annuity Date, the initial income benefit will not be less than the Guaranteed Minimum Income Benefit base applied to the guaranteed Annuity Payment factors under the Annuity Option elected.

      It is possible that the IRS may take the position that charges for the Optional Guaranteed Minimum Income Benefits are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax adviser prior to selecting these riders.

      This benefit may not be available in your state.

Annuity Options

      You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

      OPTION 1. INCOME FOR A SPECIFIED PERIOD. We will pay income for a specific number of years in equal installments. However, if the Annuitant dies and We have made Annuity Payments for less than the specified number of years, you may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive but at least for a specified period certain. If an Annuitant, who is not the Owner, dies before We have made all of the guaranteed Annuity Payments, We will continue to make the Annuity Payments for the remainder of the specified guarantee period to you. If you do not want to receive Annuity Payments after the Annuitant's death, you can request a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate
(AIR) for a variable Annuity Option.

      OPTION 3. INCOME OF SPECIFIED AMOUNT. We will pay income of a specified amount until the principal and interest


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are exhausted. However, if the Annuitant dies and We have made Annuity Payments totaling less than the specified amount, you may elect to receive a single lump sum payment, which will be equal to the present value of the remaining Annuity Payments (as of the Business Day We receive due proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. The Annuitant must be at least 50 years old, and the joint Annuitant must be at least 45 years old at the time of the first monthly Annuity Payment.

Taxes

      NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified


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Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Legal Proceedings

      Like other life insurance companies, there is a possibility that We may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

      On August 9, 2004, Jefferson National and Inviva, Inc., a shareholder of Jefferson National and its former parent, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered


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losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

The Separate Account

      We established a Separate Account, Jefferson National Life Annuity Account H (Separate Account), to hold the assets that underlie the Contracts. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account
H. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on November 1, 1999. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Variable Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Variable Account, except to determine compliance with broad statutory criteria.

      The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contracts, are not chargeable with liabilities arising out of any other business We may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts We may issue.

      Where permitted by law, We may:

      o     create new separate accounts;

      o combine separate Accounts, including combining the Separate Account with another separate account established by the Company;

      o transfer assets of the Separate Account, which We determine to be associated with the class of policies to which this policy belongs, to another separate account;

      o     transfer the Separate Account to another insurance company;

      o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

      o     make the Sub-accounts available under other policies We issue;

      o     add new Investment Portfolios or remove existing Investment
            Portfolios;

      o substitute new Investment Portfolios for any existing Investment Portfolio which We determine is no longer appropriate in light of the purposes of the Separate Account;

      o deregister the Separate Account under the Investment Company Act of 1940; and

      o operate the Separate Account under the direction of a committee or in another form.

Distributor

      Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Sales of the Contracts will be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealer commissions may be paid up to 8.50% of Purchase Payments and may include reimbursement of promotional or distribution expenses associated with the marketing of the Contracts. We may, by agreement with the broker-dealer, pay commissions as a combination of a certain percentage amount at the time of sale and a trail commission. This combination may result in the broker-dealer receiving more commission over time than would be the case if it had elected to receive only a commission at the time of sale. The commission rate paid to the broker-dealer will depend upon the nature and level of services provided by the broker-dealer.

      In addition, under certain circumstances, payments may be made to certain sellers or Financial Advisors for other services not directly related to the sale of contracts.

Financial Statements

      Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing upon the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

      The financial statements of Jefferson National Life Annuity Account H are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2006 and 2007, each of the three years in the period then ended December 31, 2007, and the financial statements of Jefferson National Life Annuity Account H as of December 31, 2007 and for each of the two years in the period then ended December 31, 2007 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


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APPENDIX A--MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

      Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved.

      The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

      The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. serves as the investment advisor. AIM Funds Management Inc. (AIM Funds Management Inc. anticipates changing its name to Invesco Trimark Investment Management Inc. on or prior to December 31, 2008); Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited serves as the investment subadvisors.. The following Investment Portfolios are available under the Contract:

AIM V.I. Basic Value - Series II shares

      The fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in equity securities of U.S. issuers that have market capitalizations in excess of $5 billion.

AIM V.I. Core Equity -- Series I shares

      The fund's investment objective is growth of capital. The fund seeks to meet its objective by investing normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. Financial Services - Series I shares

      The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in financial services-related services.

AIM V.I. Global Health Care - Series I shares

      The fund's investment objective is capital growth. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in securities of health care industry companies.

AIM V.I. Global Real Estate - Series I shares

      The fund's investment objective is high total return through growth of capital and current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs).

AIM V.I. High Yield - Series I shares

      The fund's investment objective is a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.

AIM V.I. Mid Cap Core Equity - Series II shares

      The fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. Technology - Series I shares

      The fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of issuers engaged primarily in technology-related industries.

THE ALGER AMERICAN FUND

      The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

Alger American Capital Appreciation (f/k/a Alger American Leveraged AllCap)

      The Fund seeks long-term capital appreciation. Under normal market circumstances, the Portfolio invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger American Growth (name changing to Alger American LargeCap Growth 7/1/2008)

      The Fund seeks long-term capital appreciation. The following principal strategy is in effect through June 30, 2008: The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater. Growth Portfolio is hereby providing shareholders with notice of a new name and principal strategy. Effective July 1, 2008 the Portfolio will be named the Alger American LargeCap Growth Portfolio. Rather than representing a change in the Portfolio's investment strategies, the new name and related policies will better reflect the Portfolio's current actual investment practice. From July 1, 2008, as now, the Portfolio will focus on growing companies that generally have broad product lines, markets, financial resources and depth of management. Effective July 1, 2008 under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies

                                                                              27

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included in the Russell 1000 Growth Index, updated quarterly as reported as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2007, the market capitalization of the companies in this index ranged from $624 million to $527.7 billion.

Alger American MidCap Growth

      The Fund seeks long-term capital appreciation. The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2007, the market capitalization of the companies in these indexes ranged from $263 million to $42 billion.

Alger American Small Cap Growth (f/k/a Alger American Small Capitalization) Closed to new investors

      The Alger American Small Capitalization Portfolio seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the portfolio invests at least 80% of its net assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly. Both indexes are broad indexes of small capitalization stocks.

ALLIANCEBERNSTEIN L.P.

      AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $800 billion in assets under management at December 31, 2007. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

AllianceBernstein Growth and Income

      The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe and to identify the stocks of companies that offer the best combination of value and potential for price appreciation. The Portfolio may invest in companies of any size and in any industry.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

American Century Investments VP Balanced

      The American Century Investments VP Balanced Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century Investments VP Income & Growth

      The VP Income & Growth Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century Investments VP Inflation Protection

      The American Century VP Inflation Protection Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century Investments VP International

      The American Century VP International Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

American Century Investments VP Value

      The American Century VP Value Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

THE DIREXION INSURANCE TRUST

      The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DireXion Dynamic VP HY Bond

      DireXion Dynamic VP HY Bond Fund is an open-end fund. The Fund's objective is to maximize total return. The fund invests at least 80% of the fund's net assets (plus any borrowing for investment purposes) in high yield debt instruments, commonly referred to as "junk bonds", or derivatives of such instruments. The fund is designed to provide liquidity for active asset allocators.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (Initial Shares)

      The Dreyfus Socially Responsible Growth Fund, Inc. is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation. The Dreyfus Socially Responsible Growth Fund, Inc. seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund invests at least 80% of its assets in the common stock of companies that, in the opinion of the fund's management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

DREYFUS INVESTMENT PORTFOLIOS (Service Shares)

      The Dreyfus Investment Portfolios ("Dreyfus IP") is a mutual fund with multiple portfolios. The investment adviser to the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:


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DREYFUS IP - Small Cap Stock Index

      The portfolio seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index (R). To pursue this goal, the portfolio invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R), and in futures whose performance is related to the index, rather than attempt to replicate the index.

DREYFUS STOCK INDEX FUND, INC. (Initial Shares)

      The Dreyfus Stock Index Fund is a mutual fund. The investment adviser for the fund is The Dreyfus Corporation and the sub-adviser is Mellon Capital Management. The Dreyfus Stock Index Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (Initial Shares)

      The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The investment adviser for the fund is The Dreyfus Corporation. The following Investment Portfolios are available under the
Contract:

Dreyfus VIF--International Value

      The Dreyfus VIF--International Value Portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 80% of its assets in stocks. The Portfolio ordinarily invests most of its assets in foreign issuers which Dreyfus considers to be "value" companies.

FEDERATED INSURANCE SERIES

      Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares). Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. Federated Equity Management Company of Pennsylvania is the adviser to the Federated Kaufmann Fund II, the Federated Market Opportunity Fund II and the Federated Capital Income II. Capital Income II's sub-adviser is the Federated Investment Management Company. The following Investment Portfolios are available under the
Contract:

Federated Capital Income II

      The Federated Capital Income Fund II seeks high current income and moderate capital appreciation. The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential. The Fund's investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objectives by investing in both equity and fixed-income securities that have high relative income potential.

Federated High Income Bond II (Primary Shares)

      The Federated High Income Bond Fund II seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds"). The Fund's investment objective is to seek high current income. The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield lower-rated corporate bonds (also known as "junk bonds").

Federated International Equity II

      The Federated International Equity Fund II seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund's investment objective is to obtain a total return on its assets. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

JANUS ASPEN SERIES

      Each Portfolio is a series of Janus Aspen Series, a Delaware statutory trust. Janus Capital Management LLC is the investment adviser to the Portfolios. Janus Aspen Mid Cap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC. The following Investment Portfolios are available under your
Contract:

Janus Aspen Growth and Income (Institutional Shares)

      The Janus Aspen Series Growth and Income Portfolio seeks long-term capital growth and current income. It pursues its objective by normally emphasizing investments in common stocks. It will normally invest up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential.

Janus Aspen International Growth (Institutional Shares)

      The Janus Aspen International Growth Portfolio seeks long-term growth of capital. It invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Large Cap Growth (Institutional Shares)

      The Janus Aspen Large Cap Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital. It pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000(R) Index at the time of purchase. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Mid Cap Growth (Institutional Shares)

      The Janus Aspen Mid Cap Growth Portfolio seeks long- term growth of capital. It pursues its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap(R) Growth Index. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Worldwide Growth (Institutional Shares)

      The Janus Aspen Worldwide Growth Portfolio seeks long-


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term growth of capital in a manner consistent with the preservation of capital.
It pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

LAZARD RETIREMENT SERIES, INC.

      Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

Lazard Retirement Emerging Markets Equity

      The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. Emerging market countries include all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Market (EM) Index, which currently includes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and Venezuela. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries. The allocation of the Portfolio's assets among emerging market countries may shift from time to time based on the Investment Manager's judgment and its analysis of market conditions. However, the Portfolio is likely to focus on companies in Latin America, the Pacific Basin and Eastern Europe.

Lazard Retirement International Equity

      The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stock, of relatively large non-U.S. companies with market capitalizations in the range of companies included the Morgan Stanley Capital International (MSCI(R)) Europe, Australia and Far East (EAFE(R)) Index that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the Investment Manager looks for established companies in economically developed countries. The allocation of the Portfolio's assets among geographic sectors may shift from time to time based on the Investment Manager's judgment. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities. The portfolio may invest up to 30% of its assets in securities of companies whose principal business activities are located in emerging market countries, although the allocation of the Portfolio's assets to emerging market countries may vary from time to time. The securities of emerging market countries can be extremely volatile. The Portfolio's performance will be influenced by political, social and economic factors affecting companies in emerging market counties. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Lazard Retirement U.S. Small Cap Equity

      The Portfolio seeks long-term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of relatively small U.S. companies that the Investment Manager believes are undervalued based on their earnings, cash flow or asset values. The Investment Manager considers "small cap companies" to be those companies that at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2000(R) Index (up to $2.75 billion as of March 31, 2004). Because small cap companies are defined by reference to an index, the market capitalizations of companies in which the Portfolio may invest may vary with market conditions. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities of small cap companies. These securities generally have, in the Investment Manager's opinion, one or more of the following characteristics:

      o The potential to become a larger factor in the company's business sector

      o     Significant debt but high levels of free cash flow

      o A relatively short corporate history with the expectation that the business may grow

      o The Portfolio may invest up to 20% of its assets in equity securities of larger U.S. companies.

Lazard Retirement U.S. Strategic Equity

      The Portfolio seeks long-term capital appreciation. Under normal circumstances the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes in equity securities of U.S. companies (or other investments with similar economic characteristics) and certain investment strategies and policies. The Portfolio will generally focus on large-sized companies, although the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the portfolio will have opportunistic exposure to mid cap companies. From time to time, the Portfolio may invest in companies with market capitalization as small as $500 millions.

LEGG MASON PARTNERS FUND ADVISOR, LLC

      INVESTMENT MANAGER AND SUBADVISORS

      Legg Mason Partners Fund Advisor, LLC ("LMPFA"), with offices at 620 Eighth Avenue, New York, New York 10018, is the funds' investment manager. LMPFA provides administrative and certain oversight services to the funds and manages the equity funds' cash and short-term investments. ClearBridge Advisors, LLC ("ClearBridge") provides the day-to-day portfolio management of certain of the funds. ClearBridge has offices at 620 Eighth Avenue, New York, New York 10018 and is an investment adviser that was formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005.


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Western Asset Management Company ("Western Asset") and Western Asset Management
Company Limited ("Western Asset Limited") provide the day-to-day portfolio management of certain of the funds as subadvisors. Western Asset, established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, and Western Asset Limited, with offices at 10 Exchange Place, London, England, act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds.

Legg Mason Partners Variable Aggressive Growth

      The fund seeks capital appreciation. It invests primarily in common stocks of companies that the manager believes are experiencing, or will experience, growth in earnings and/or cash flow that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the fund's assets may be invested in the securities of such companies.

Legg Mason Partners Variable Capital and Income

      The fund seeks total return (that is, a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Fixed income securities may be of any maturity. By investing in a combination of equity and fixed income securities, the fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income. The fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities.

Legg Mason Partners Variable Fundamental Value

      The fund seeks long term capital growth. Current income is a secondary consideration. The fund invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.

Legg Mason Partners Variable Global High Yield Bond

      The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related investments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. The fund invests primarily in fixed income securities rated below investment grade by a recognized rating agency or, if unrated, of equivalent quality as determined by the manager. The fund may also invest up to 20% of its assets in equity and equity related securities and invest up to 100% of its assets in securities of foreign issuers. The fund normally maintains an average portfolio duration of between 3 and 7 years. However, the fund may invest in individual securities of any duration.

Legg Mason Partners Variable Large Cap Growth

      The fund invests, under normal market conditions, at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large market capitalization companies are currently defined as those whose market capitalizations are similar to companies in the Russell 1000 Index. Up to 20% of the value of the fund's net assets may be invested in companies with smaller market capitalizations.

Legg Mason Partners Variable Strategic Bond

      The fund seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities. The fund invests, under normal circumstances, at least 80% of its assets in fixed income securities and related investments. The manager has broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities:

      o     U.S. government obligations

      o     Mortgage and asset-backed securities

      o Investment and non-investment securities grade U.S. and foreign corporate debt; and

      o Investment and non-investment debt grade sovereign debt, including issuers in emerging markets

The fund invests in fixed income securities across a range of credit qualities and may invest a substantial portion of the fund's assets in obligations rated below investment grade by a recognized rating agency, or, if unrated, of equivalent quality as determined by the manager. The fund normally maintains an average portfolio duration of between 3 and 7 years. The fund may hold individual securities of any duration and may at times hold a substantial portion of its assets in short-term instruments.

LORD ABBETT SERIES FUND, INC.

      Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the
Contract:

Lord Abbett Series Fund, Inc.--America's Value

      The Portfolio's investment objective is to seek current income and capital appreciation. To pursue this goal, the Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. This market capitalization threshold may vary in response to changes in the markets. The Portfolio generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend


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on our judgments regarding the degree to which we believe specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 50% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. The Portfolio will provide shareholders with at least 60 days' notice of any change in this policy. The Portfolio may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States.

Lord Abbett Series Fund, Inc.--Growth and Income

      The Portfolio's investment objective is long-term growth of capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that we believe are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000(R) Index, a widely used benchmark for large-cap stock performance. As of June 30, 2007, following its annual reconstitution the market capitalization range of the Russell 1000(R) Index was $1.5 billion to $472.5 billion. This range varies daily. Equity securities in which the Portfolio may invest may include common stocks, preferred stocks, convertible securities, warrants, and similar instruments. Common stocks, the most familiar type of equity security, represent an ownership interest in a company.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

      Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management Inc and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. The following portfolios are available under the Contract:

Lehman Brothers High Income Bond

      The Fund's investment objective is to seek high total returns consistent with capital preservation. To pursue this goal, the Fund normally invests primarily in a diversified portfolio of intermediate term, U.S. dollar-denominated, high-yield corporate bonds of U. S. issuers (including those sometimes known as "junk bonds") rated at the time of investment "Baa1" or below by Moody's Investors Service, Inc. ("Moody's"), or "BBB+" or below by Standard & Poor's ("S&P"), or unrated bonds deemed by the Portfolio Managers to be of comparable quality.

Lehman Brothers Short Duration Bond

      The fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. To pursue these goals, the Fund invests mainly in investment-grade bonds and other debt securities from U.S. government and corporate issuers. These may include mortgage- and asset backed securities. To enhance yield and add diversification, the Fund may invest up to 10% of its net assets in securities that are below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or Standard & Poor's or, if unrated by either of these, deemed by the investment manager to be of comparable quality. When the Portfolio Managers believe there are attractive opportunities in foreign markets, the Fund may also invest in foreign debt securities to enhance yield and/or total return.

Neuberger Berman AMT Small-Cap Growth (Class S)

      The Fund seeks long-term capital growth. To pursue this goal, under normal market conditions, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes, will be invested in common stocks of small-capitalization companies which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell 2000 Index.

Neuberger Berman AMT Mid-Cap Growth

      The Fund seeks growth of capital. To pursue this goal, the portfolio invests mainly in common stocks of mid-capitalization companies. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The Fund may continue to hold or add to a position in a stock after the issuer has grown beyond the capitalization range of the Russell Midcap(R) Index.

Neuberger Berman AMT Partners Portfolio

      The fund seeks growth of capital. The Fund invests mainly in common stocks, of mid- to large- capitalization companies. To pursue this goal, the Fund invests mainly in common stocks of mid- to large capitalization companies. The Fund seeks to reduce risk by diversifying amount many companies and industries. The Portfolio Manager looks for well-managed companies with strong balance sheets whose stock prices are undervalued.

Neuberger Berman AMT Regency

      The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index. The Fund seeks to reduce risk by diversifying among many companies, sectors and industries.

Neuberger Berman AMT Socially Responsive

      The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy. The Fund seeks to reduce risk by investing across many different industries.

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NORTHERN LIGHTS VARIABLE INSURANCE TRUST

      The Northern Lights Variable Insurance Trust is a Delaware Statutory trust offering multiple portfolios. JNF Advisors, Inc. is the investment manager for the JNF series. It retains Chicago Equity Partners as sub-advisers to manage it's portfolios as described below. The following Investment Portfolios are available under the Contract:

JNF Chicago Equity Partners Balanced

      The JNF Chicago Equity Partners Balanced Fund seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level.

JNF Chicago Equity Partners Equity

      The JNF Chicago Equity Partners Equity Fund seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded.

JNF Loomis Sayles Bond

      The Fund seeks high total investment return through a combination of current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities.

JNF Money Market

      The Money Market Fund seeks to provide as high a level of current income as is consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

PIMCO VARIABLE INSURANCE TRUST

      The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT Real Return

      The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT Short Term

      Seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. The average portfolio duration will normally not exceed one year, but will vary based on PIMCO'S forecast for interest rates.

PIMCO VIT Total Return

      The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities.

PIONEER VARIABLE CONTRACTS TRUST (Class II Shares)

      Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

Pioneer Equity Income VCT

      The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Fund VCT

      The Pioneer Fund VCT Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer High Yield VCT

      The Pioneer High Yield VCT Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

Pioneer International Value VCT

      The Pioneer International Value VCT Portfolio seeks long-term growth of capital. Normally, the portfolio invests at least 80% of its total assets in equity securities of non-U.S. issuers.

Pioneer Mid Cap Value VCT

      The Pioneer Mid Cap Value VCT Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

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ROYCE CAPITAL FUND

      Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:

Royce Capital Fund--Micro-Cap

      This Portfolio's primary investment goal is long-term growth of capital. Royce invests the Portfolio's assets primarily in a broadly diversified portfolio of securities issued by micro-cap companies. Royce selects these securities from a universe of more than 5,500 micro-cap companies, generally focusing on factors such as balance sheet quality and cash flow levels. The Portfolio normally invests at least 80% of its net assets in the equity securities of micro-cap companies, defined by Royce as companies with stock market capitalizations less than $500 million. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

Royce Capital Fund--Small-Cap

      This Portfolio's primary investment goal is long-term growth of capital. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return, and low leverage, and that are trading significantly below its estimate of their current worth. Any production of income is incidental to the Fund's investment goal. The Portfolio normally invests at least 80% of its assets in the equity securities of small-cap companies, defined as companies with stock market capitalizations of less than $2.5 billion at the time of investment. Although the Portfolio normally focuses on the securities of U.S. companies, it may invest up to 10% of its assets in the securities of foreign issuers.

RYDEX VARIABLE TRUST

      Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading (other than the Rydex Sector Rotation Fund, CLS AdvisorOne Amerigo Fund, CLS AdvisorOne Clermont Fund, Rydex Absolute Return Strategies Fund, Rydex Multi-Cap Core Equity Fund, Rydex Hedged Equity Fund, Rydex Essential Portfolio Conservative, Rydex Essential Portfolio Aggressive, and Rydex Essential Portfolio Moderate which do not permit active trading) This list may change at any time without notice. For more information, see the prospectus for these Investment Portfolios. The following Investment Portfolios are available under the Contract:

Rydex Banking

      The Fund seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions ("Banking Companies").

Rydex Basic Materials

      The Fund seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.

Rydex Biotechnology

      The Fund seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Rydex Commodities Strategy

      The Fund seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund's current benchmark is the GSCI(R) Total Return Index. It is anticipated that the Fund's investment exposure will tend to be heavily weighted toward oil and other energy-related commodities.

Rydex Consumer Products

      The Fund seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.

Rydex Dow 2x Strategy (f/k/a Dynamic Dow)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average.

Rydex NASDAQ-100(R) 2x Strategy (f/k/a Dynamic OTC)

      The Fund seeks to provide investment results that will match the performance of specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index(R).

Rydex S&P 500 2x Strategy (f/k/a Dynamic S&P 500)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500(R) Index.

Rydex Strengthening Dollar 2x Strategy (f/k/a Dynamic Strengthening Dollar)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex Weakening Dollar 2x Strategy (f/k/a Dynamic Weakening Dollar)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the US Dollar Index(R). The US Dollar Index(R) (USDX) is a broad based, diversified index representing an investment in the U.S. Dollar (USD). The New York Board of Trade determines the value of the US Dollar Index(R) by averaging the exchange rates between the

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USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona,
and Swiss Franc.

Rydex Electronics

      The Fund seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.

Rydex Energy

      The Fund seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.

Rydex Energy Services

      The Fund seeks capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.

Rydex Europe 1.25x Strategy (f/k/a Europe Advantage)

      The Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Dow Jones Stoxx 50 Index(SM). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

Rydex Financial Services

      The Fund seeks capital appreciation by investing in companies that are involved in the financial services sector.

Rydex Government Long Bond 1.2x Strategy (f/k/a Government Long Bond Advantage)

      The Fund seeks to provide investment results that correspond to a benchmark for U.S. Government securities. The Fund's current benchmark is 120% of the price movement of the Long Treasury Bond.

Rydex Health Care

      The Fund seeks capital appreciation by investing in companies that are involved in the health care industry.

Rydex Internet

      The Fund seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.

Rydex Inverse Dow 2x Strategy (f/k/a Inverse Dynamic Dow)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average.

Rydex Inverse Government Long Bond Strategy (f/k/a Inverse Government Long Bond)

      The Fund seeks to provide total returns that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt instruments or futures contract on a specified debt instrument. The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond.

Rydex Inverse Mid-Cap Strategy (f/k/a Inverse Mid-Cap)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the S&P MidCap 400 Index (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

Rydex Inverse NASDAQ-100(R) Strategy (f/k/a Inverse OTC)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is the inverse of the performance of the Nasdaq 100 Index(R) (the "underlying index"). Unlike a traditional index fund, the Inverse OTC Fund's benchmark is to perform exactly opposite the underlying index.

Rydex Inverse Russell 2000(R) Strategy (f/k/a Inverse Russell 2000)

      The Fund seeks to provide investment results that will match the performance of a specific benchmark. The Fund's current benchmark is inverse of the performance of the Russell 2000 Index(R) (the "underlying index"). Unlike a traditional index fund, the Fund's objective is to perform exactly the opposite of the underlying index.

Rydex Inverse S&P 500 Strategy (f/k/a Inverse S&P 500)

      The Fund seeks to provide investment results that will inversely correlate to the performance of the S&P 500(R) Index. Unlike a traditional index fund, the Inverse S&P 500 Fund's benchmark is to perform exactly opposite the underlying index.

Rydex Japan 1.25x Strategy (f/k/a Japan Advantage)

      The Fund seeks to provide investment results that correlate to a daily price movement of a specific benchmark. The Fund's current benchmark is the Topix 100 Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark.

Rydex Large Cap Growth

      The Fund seeks to provide investment results that match the performance of a benchmark for large cap growth securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Growth Index.

Rydex Large Cap Value

      The Fund seeks to provide investment results that match the performance of a benchmark for large cap value securities. The Fund's current benchmark is the S&P 500/Citigroup Pure Value Index.

Rydex Leisure

      The Fund seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.

Rydex Mid Cap 1.5x Strategy (f/k/a Mid-Cap Advantage)

      The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for mid-cap securities. The Fund's current benchmark is the S&P MidCap 400(R) Index. The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

Rydex Mid-Cap Growth

      The Fund seeks to provide investment results that match the performance of a benchmark for mid cap growth securities. The Fund's current benchmark is the S&P MidCap 400/Citigroup Pure Growth Index.

Rydex Nova

      The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 150% of the performance of the S&P 500(R) Index (the "underlying index").

Rydex NASDAQ-100(R) Strategy (f/k/a OTC)

      The Fund seeks to provide investment results that correspond to a benchmark for over-the-counter securities.

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The Fund's current benchmark is the Nasdaq 100 Index(R) (the "underlying index").

Rydex Precious Metals

      The Fund seeks to provide capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.

Rydex Real Estate

      The Fund seeks to provide capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.

Rydex Retailing

      The Fund seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.

Rydex Russell 2000(R) 1.5x Strategy (f/k/a Russell 2000 Advantage)

      The Fund seeks to provide investment results that correlate to the performance of a specific benchmark for small-cap securities. The Fund's current benchmark is the Russell 2000 Index(R). The Fund's investment advisor will attempt to consistently apply leverage to increase the Fund's exposure to 150% of its benchmark.

Rydex Sector Rotation

      The Fund seeks long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.

Rydex Small-Cap Growth

      The Fund seeks to provide investment results that match the performance of a benchmark for small cap growth securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Growth Index.

Rydex Small-Cap Value

      The Fund seeks to provide investment results that match the performance of a benchmark for small cap value securities. The Fund's current benchmark is the S&P SmallCap 600/Citigroup Pure Value Index.

Rydex Technology

      The Fund seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.

Rydex Telecommunications

      The Fund seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.

Rydex Transportation

      The Fund seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.

Rydex U.S. Government Money Market

      The Fund seeks to provide security of principal, high current income, and liquidity. The U.S. Government Money Market Fund invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities.

Rydex Utilities

      The Fund seeks capital appreciation by investing in companies that operate public utilities.

CLS AdvisorOne Amerigo

      The Fund seeks long-term growth of capital without regard to current income. The Fund invests in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation.

CLS AdvisorOne Clermont

      The objective of the Clermont Fund is a combination of current income and growth of capital. The Fund's principal investment strategies include: Investing in Underlying Funds that seek capital growth or appreciation by investing in common stock or securities convertible into or exchangeable for common stock (such as convertible preferred stock, convertible debentures or warrants), including the stock of foreign issuers, or in individual securities that may provide capital growth or appreciation. Investing at least 20% of its total assets in Underlying Funds that invest in long, medium, or short-term bonds and other fixed income securities of varying qualities in order to maximize the Fund's total return, or in individual securities that may provide current income. Some of the Underlying Funds in which the Fund invests may invest part or all of their assets in securities of foreign issuers or engage in foreign currency transactions with respect to these investments. The Fund may also invest in individual securities of foreign issuers and engage in foreign currency transactions. The Fund may invest up to 80% of its total assets in Underlying Funds that invest in futures contracts and options on futures contracts, or invest directly in futures contracts and options on futures contracts.

SELIGMAN PORTFOLIOS, INC.

      Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J.& W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

Seligman Communications and Information

      The Seligman Communications and Information Portfolio seeks capital gain. The Portfolio invests at least 80% of its net assets in securities of companies operating in the communications, information and related industries.

Seligman Global Technology

      The Seligman Global Technology Portfolio seeks long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies with business operations in technology and technology-related industries.

THIRD AVENUE VARIABLE SERIES TRUST

      The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

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Third Avenue Value

      The Third Avenue Value Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

VAN ECK WORLDWIDE INSURANCE TRUST

      Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

Van Eck Worldwide Absolute Return

      The Van Eck Worldwide Absolute Return Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund's objective is fundamental and may only be changed with the approval of shareholders.

Van Eck Worldwide Bond

      The Van Eck Worldwide Bond Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Emerging Markets

      The Van Eck Worldwide Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Hard Assets

      The Van Eck Worldwide Hard Assets Fund seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Van Eck Worldwide Real Estate

      The Van Eck Worldwide Real Estate Fund seeks to maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

WELLS FARGO ADVANTAGE FUNDS

      The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

Wells Fargo Advantage VT Opportunity

      The Wells Fargo Advantage VT Opportunity Fund seeks long-term capital appreciation. We invest in equity securities of medium-capitalization companies that we believe are under-priced yet, have attractive growth prospects. We base the analysis on a comparison between the company's public value, based on market quotations, with its "private market value"--the price an investor would be willing to pay for the entire company given its management strength, financial health and growth potential. We determine a company's private market value based on a fundamental analysis of a company's cash flows, asset valuations, competitive situation, and franchise value.

Wells Fargo Advantage VT Discovery

      The Wells Fargo Advantage VT Discovery Fund seeks long-term capital appreciation. We invest principally in securities of small- and medium-capitalization companies that we believe offer attractive opportunities for growth. We define small- and medium-capitalization companies as those with market capitalizations equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, at the time of purchase. The largest capitalization was $16.5 billion as of June 30, 2006, and is expected to change frequently. We analyze potential investment opportunities by using a disciplined investment process that emphasizes in-depth fundamental analysis across multiple dimensions such as visits with company management, suppliers/distributors, competitors and customers as well as detailed analysis of a company's financial statements. We select securities that exhibit the strongest sustainable growth characteristics such as earnings growth, returns on invested capital and competitive positioning. We may invest in any sector, and at times we may emphasize on or more particular sectors. We also may invest up to 25% of the Fund's assets in foreign securities through ADRs and similar investments.

APPENDIX B - CONDENSED FINANCIAL INFORMATION
Accumulation Unit Value History

The following schedule includes Accumulation Unit values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account H's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account H's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31.

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
Basic Value Fund (inception date May 1, 2003)

Beginning AUV           (a)        $16.342        $14.673       $14.113       $12.913      $10.000     N/A        N/A        N/A
                        (b)        $15.986        $14.439       $13.972       $12.860      $10.000     N/A        N/A        N/A

Ending AUV              (a)        $16.333        $16.342       $14.673       $14.113      $12.913     N/A        N/A        N/A
                        (b)        $15.882        $15.986       $14.439       $13.972      $12.860     N/A        N/A        N/A

Ending Number of AUs                 4,511          4,511         4,898         4,278        5,618     N/A        N/A        N/A

Core Equity Fund (inception date May 1, 2006)
Beginning AUV           (a)        $10.861        $10.043       N/A           N/A          N/A         N/A        N/A        N/A
                        (b)        $10.817        $10.043       N/A           N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)        $11.578        $10.861       N/A           N/A          N/A         N/A        N/A        N/A
                        (b)        $11.462        $10.817       N/A           N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                18,733         22,132       N/A           N/A          N/A         N/A        N/A        N/A

Financial Services Fund (inception date May 1, 2001)
Beginning AUV           (a)        $13.354        $11.629       $11.135       $10.391       $8.132      $9.691    $10.078    N/A
                        (b)        $12.907        $11.308       $10.892       $10.225       $8.051      $9.652    $10.078    N/A

Ending AUV              (a)        $10.242        $13.354       $11.629       $11.135      $10.391      $8.132     $9.691    N/A
                        (b)         $9.840        $12.907       $11.308       $10.892      $10.225      $8.051     $9.652    N/A

Ending Number of AUs                11,277         17,354        14,454        18,295       17,189      42,470     39,618    N/A


Global Health Care Fund (inception date May 1, 2001)
Beginning AUV           (a)        $11.269        $10.859       $10.182        $9.599       $7.618     $10.226    $10.050    N/A
                        (b)        $10.892        $10.559        $9.960        $9.447       $7.542     $10.185    $10.050    N/A

Ending AUV              (a)        $12.429        $11.269       $10.859       $10.182       $9.599      $7.618    $10.226    N/A
                        (b)        $11.941        $10.892       $10.559        $9.960       $9.447      $7.542    $10.185    N/A

Ending Number of AUs                17,375         10,807        11,148        16,692       13,781      21,633     44,001    N/A

Global Real Estate Fund (inception date May 1, 2001)
Beginning AUV           (a)        $30.971        $22.024       $19.551       $14.517      $10.604     $10.110    $10.030    N/A
                        (b)        $29.937        $21.416       $19.125       $14.286      $10.499     $10.069    $10.030    N/A

Ending AUV              (a)        $28.847        $30.971       $22.024       $19.551      $14.517     $10.604    $10.110    N/A
                        (b)        $27.715        $29.937       $21.416       $19.125      $14.286     $10.499    $10.069    N/A

Ending Number of AUs                17,411         32,512        20,420        16,802       14,229      19,234        547    N/A

High Yield Fund (inception date May 1, 2004)
Beginning AUV           (a)        $11.911        $10.907       $10.768        $9.966      N/A         N/A        N/A        N/A
                        (b)        $11.722        $10.798       $10.724        $9.965      N/A         N/A        N/A        N/A

Ending AUV              (a)        $11.890        $11.911       $10.907       $10.768      N/A         N/A        N/A        N/A
                        (b)        $11.631        $11.722       $10.798       $10.724      N/A         N/A        N/A        N/A

Ending Number of AUs                23,987         33,646        29,267        38,758      N/A         N/A        N/A        N/A

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS: (continued)
Mid Cap Core Equity Fund (inception date May 1, 2003)
Beginning AUV           (a)        $16.082        $14.694       $13.891       $12.404       $9.958     N/A        N/A        N/A
                        (b)        $15.732        $14.461       $13.752       $12.354       $9.958     N/A        N/A        N/A

Ending AUV              (a)        $17.329        $16.082       $14.694       $13.891      $12.404     N/A        N/A        N/A
                        (b)        $16.850        $15.732       $14.461       $13.752      $12.354     N/A        N/A        N/A

Ending Number of AUs                11,944          8,763         8,801        10,133        8,079     N/A        N/A        N/A

Technology Fund (inception date May 1, 2001)
Beginning AUV           (a)         $6.155         $5.649        $5.607        $5.434       $3.793      $7.236    $10.251    N/A
                        (b)         $5.949         $5.493        $5.484        $5.348       $3.754      $7.207    $10.251    N/A

Ending AUV              (a)         $6.536         $6.155        $5.649        $5.607       $5.434      $3.793     $7.236    N/A
                        (b)         $6.279         $5.949        $5.493        $5.484       $5.348      $3.754     $7.207    N/A

Ending Number of AUs                 5,259         11,089         8,006        14,377       15,614      11,734     29,853    N/A

------------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:
Growth Portfolio (inception date February 11, 2000)
Beginning AUV           (a)        $14.073        $13.572       $12.284       $11.808       $8.859     $13.409    $15.421    $18.274
                        (b)        $13.480        $13.078       $11.908       $11.516       $8.692     $13.235    $15.313    $18.243

Ending AUV              (a)        $16.643        $14.073       $13.572       $12.284      $11.808      $8.859    $13.409    $15.421
                        (b)        $15.846        $13.480       $13.078       $11.908      $11.516      $8.692    $13.235    $15.313

Ending Number of AUs                88,734         97,968       117,092       109,087       85,781      97,572    173,741    136,434

Capital Appreciation Portfolio (inception date February 11, 2000)
Beginning AUV           (a)        $19.666        $16.721       $14.816       $13.888      $10.454     $16.041    $19.351    $27.188
                        (b)        $18.837        $16.113       $14.362       $13.544      $10.256     $15.833    $19.216    $27.141

Ending AUV              (a)        $25.894        $19.666       $16.721       $14.816      $13.888     $10.454    $16.041    $19.351
                        (b)        $24.654        $18.837       $16.113       $14.362      $13.544     $10.256    $15.833    $19.216

Ending Number of AUs                64,786         68,376        77,705       105,441      160,451     132,760    153,735    144,826

MidCap Growth Portfolio (inception date February 11, 2000)
Beginning AUV           (a)        $21.225        $19.542       $18.044       $16.187      $11.107     $15.987    $17.345    $16.997
                        (b)        $20.331        $18.831       $17.491       $15.787      $10.897     $15.779    $17.224    $16.968

Ending AUV              (a)        $27.533        $21.225       $19.542       $18.044      $16.187     $11.107    $15.987    $17.345
                        (b)        $26.215        $20.331       $18.831       $17.491      $15.787     $10.897    $15.779    $17.224

Ending Number of AUs                77,178         74,407       102,078       129,081      137,546     155,522    258,585    195,894

SmallCap Growth Portfolio (inception date February 11, 2000)
Beginning AUV           (a)        $12.650        $10.689        $9.273        $8.068       $5.747      $7.901    $11.368    $17.030
                        (b)        $12.117        $10.299        $8.989        $7.867       $5.639      $7.798    $11.288    $17.001

Ending AUV              (a)        $14.624        $12.650       $10.689        $9.273       $8.068      $5.747     $7.901    $11.368
                        (b)        $13.923        $12.117       $10.299        $8.989       $7.867      $5.639     $7.798    $11.288

Ending Number of AUs                40,280         72,137        67,625        89,935      151,159      49,224    198,979    100,287

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income Portfolio (inception date October 26, 2001)
Beginning AUV           (a)        $13.554        $11.719       $11.332       $10.311       $7.890     $10.266    $10.046    N/A
                        (b)        $13.139        $11.428       $11.118       $10.176       $7.835     $10.255    $10.046    N/A

Ending AUV              (a)        $14.049        $13.554       $11.719       $11.332      $10.311      $7.890    $10.266    N/A
                        (b)        $13.537        $13.139       $11.428       $11.118      $10.176      $7.835    $10.255    N/A

Ending Number of AUs                18,298          6,922         6,393        11,130       12,799       9,625     16,127    N/A

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
VP Balanced Fund (inception date May 1, 2005)
Beginning AUV           (a)        $11.457        $10.599       $10.042       N/A          N/A         N/A        N/A        N/A
                        (b)        $11.343        $10.556       $10.041       N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)        $11.855        $11.457       $10.599       N/A          N/A         N/A        N/A        N/A
                        (b)        $11.666        $11.343       $10.556       N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                 8,322            787             0       N/A          N/A         N/A        N/A        N/A

VP Income & Growth Fund (inception date February 11, 2000)
Beginning AUV           (a)        $15.049        $13.034       $12.632       $11.337       $8.887     $11.178    $12.370    $13.065
                        (b)        $14.416        $12.560       $12.246       $11.057       $8.719     $11.033    $12.283    $13.042

Ending AUV              (a)        $14.829        $15.049       $13.034       $12.632      $11.337      $8.887    $11.178    $12.370
                        (b)        $14.120        $14.416       $12.560       $12.246      $11.057      $8.719    $11.033    $12.283

Ending Number of AUs                38,274         47,332        46,149        84,575       66,614      92,079     82,725     55,251

VP Inflation Protection Fund (inception date May 1, 2004)
Beginning AUV           (a)        $10.587        $10.569       $10.553       $10.044      N/A         N/A        N/A        N/A
                        (b)        $10.419        $10.464       $10.511       $10.043      N/A         N/A        N/A        N/A

Ending AUV              (a)        $11.431        $10.587       $10.569       $10.553      N/A         N/A        N/A        N/A
                        (b)        $11.182        $10.419       $10.464       $10.511      N/A         N/A        N/A        N/A

Ending Number of AUs                 5,773          3,576         4,220         4,935      N/A         N/A        N/A        N/A

VP International Fund (inception date February 11, 2000)
Beginning AUV           (a)        $15.487        $12.561       $11.247        $9.925       $8.083     $10.295    $14.741    $19.265
                        (b)        $14.834        $12.104       $10.903        $9.679       $7.931     $10.161    $14.638    $19.232

Ending AUV              (a)        $18.027        $15.487       $12.561       $11.247       $9.925      $8.083    $10.295    $14.741
                        (b)        $17.164        $14.834       $12.104       $10.903       $9.679      $7.931    $10.161    $14.638

Ending Number of AUs                50,080         40,790        33,385        38,954       39,726      53,317     61,191     89,074

VP Value Fund (inception date February 11, 2000)
Beginning AUV           (a)        $19.384        $16.566       $15.994       $14.186      $11.156     $12.947    $11.638     $8.867
                        (b)        $18.567        $15.964       $15.505       $13.835      $10.945     $12.779    $11.557     $8.852

Ending AUV              (a)        $18.130        $19.384       $16.566       $15.994      $14.186     $11.156    $12.947    $11.638
                        (b)        $17.263        $18.567       $15.964       $15.505      $13.835     $10.945    $12.779    $11.557

Ending Number of AUs                84,290        106,212       106,929       121,736      128,153     143,921    205,580     97,583

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

DIREXION INSURANCE TRUST
Dynamic VP HY Bond Fund (inception date May 1, 2005)
Beginning AUV           (a)        $10.925        $10.431       $10.056       N/A          N/A         N/A        N/A        N/A
                        (b)        $10.816        $10.389       $10.055       N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)        $10.582        $10.925       $10.431       N/A          N/A         N/A        N/A        N/A
                        (b)        $10.414        $10.816       $10.389       N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                 1,006            986         1,103       N/A          N/A         N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio (inception date May 1, 2005)
Beginning AUV           (a)        $12.966        $11.492       $10.131       N/A          N/A         N/A        N/A        N/A
                        (b)        $12.837        $11.446       $10.131       N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)        $12.701        $12.966       $11.492       N/A          N/A         N/A        N/A        N/A
                        (b)        $12.499        $12.837       $11.446       N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                 1,043          3,355         1,289       N/A          N/A         N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc, (inception date February 11, 2000)
Beginning AUV           (a)        $10.568         $9.813        $9.604        $9.170       $7.380     $10.534    $13.798    $15.216
                        (b)        $10.122         $9.456        $9.310        $8.943       $7.241     $10.397    $13.702    $15.189

Ending AUV              (a)        $11.231        $10.568        $9.813        $9.604       $9.170      $7.380    $10.534    $13.798
                        (b)        $10.693        $10.122        $9.456        $9.310       $8.943      $7.241    $10.397    $13.702

Ending Number of AUs                15,734         21,460        27,679        74,387       38,489      43,424     53,322     45,515

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund (inception date February 11, 2000)
Beginning AUV           (a)        $13.881        $12.187       $11.805       $10.820       $8.548     $11.166    $12.895    $13.601
                        (b)        $13.296        $11.744       $11.443       $10.552       $8.387     $11.021    $12.804    $13.577

Ending AUV              (a)        $14.406        $13.881       $12.187       $11.805      $10.820      $8.548    $11.166    $12.895
                        (b)        $13.716        $13.296       $11.744       $11.443      $10.552      $8.387    $11.021    $12.804

Ending Number of AUs               165,593        211,248       223,223       294,063      261,098     390,970    389,128    236,454

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio (inception date February 11, 2000)
Beginning AUV           (a)        $17.742        $14.676       $13.300       $11.238       $8.358      $9.657    $11.285    $10.970
                        (b)        $16.995        $14.142       $12.894       $10.960       $8.200      $9.531    $11.206    $10.951

Ending AUV              (a)        $18.221        $17.742       $14.676       $13.300      $11.238      $8.358     $9.657    $11.285
                        (b)        $17.349        $16.995       $14.142       $12.894      $10.960      $8.200     $9.531    $11.206

Ending Number of AUs                33,750         56,610        43,643        60,351      104,766      39,655     17,400      8,588

------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
Capital Income Fund II (inception date February 11, 2000)
Beginning AUV           (a)        $10.085         $8.843        $8.437        $7.784       $6.542      $8.723    $10.254    $11.425
                        (b)         $9.660         $8.522        $8.179        $7.591       $6.418      $8.610    $10.182    $11.406

Ending AUV              (a)        $10.345        $10.085        $8.843        $8.437       $7.784      $6.542     $8.723    $10.254
                        (b)         $9.850         $9.660        $8.522        $8.179       $7.591      $6.418     $8.610    $10.182

Ending Number of AUs                35,365         34,173        15,752        21,934       31,101     128,278     48,490     31,998

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
High Income Bond Fund II (inception date February 11, 2000)
Beginning AUV           (a)        $13.009        $11.905       $11.760       $10.797       $8.959      $8.963     $8.966     $9.909
                        (b)        $12.460        $11.471       $11.400       $10.529       $8.789      $8.847     $8.903     $9.892

Ending AUV              (a)        $13.267        $13.009       $11.905       $11.760      $10.797      $8.959     $8.963     $8.966
                        (b)        $12.631        $12.460       $11.471       $11.400      $10.529      $8.789     $8.847     $8.903

Ending Number of AUs                54,643         79,751        54,058        72,940      120,823     187,163    123,507     39,697

International Equity Fund II (inception date February 11, 2000)
Beginning AUV           (a)        $15.583        $13.292       $12.357       $10.986       $8.449     $11.094    $15.941    $23.610
                        (b)        $14.927        $12.808       $11.979       $10.714       $8.290     $10.950    $15.830    $23.569

Ending AUV              (a)        $16.832        $15.583       $13.292       $12.357      $10.986      $8.449    $11.094    $15.941
                        (b)        $16.026        $14.927       $12.808       $11.979      $10.714      $8.290    $10.950    $15.830

Ending Number of AUs                23,248         28,132        27,805        38,895       51,741      39,681     29,140     25,959

------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
Growth and Income Portfolio (inception date March 21, 2003)
Beginning AUV           (a)        $15.982        $14.998       $13.539       $12.266      $10.227     N/A        N/A        N/A
                        (b)        $15.624        $14.750       $13.395       $12.208      $10.227     N/A        N/A        N/A

Ending AUV              (a)        $17.139        $15.982       $14.998       $13.539      $12.266     N/A        N/A        N/A
                        (b)        $16.654        $15.624       $14.750       $13.395      $12.208     N/A        N/A        N/A

Ending Number of AUs                31,188         54,593        63,956        61,727       67,990     N/A        N/A        N/A

International Growth Portfolio (inception date March 21, 2003)
Beginning AUV           (a)        $32.031        $22.093       $16.934       $14.438      $10.136     N/A        N/A        N/A
                        (b)        $31.314        $21.727       $16.754       $14.370      $10.136     N/A        N/A        N/A

Ending AUV              (a)        $40.527        $32.031       $22.093       $16.934      $14.438     N/A        N/A        N/A
                        (b)        $39.381        $31.314       $21.727       $16.754      $14.370     N/A        N/A        N/A

Ending Number of AUs                40,257         41,231        15,112         4,538        2,157     N/A        N/A        N/A

Large Cap Growth Portfolio (inception date February 11, 2000)
Beginning AUV           (a)        $12.321        $11.218       $10.908       $10.584       $8.147     $11.243    $15.150    $18.730
                        (b)        $11.801        $10.809       $10.574       $10.321       $7.993     $11.097    $15.044    $18.697

Ending AUV              (a)        $13.982        $12.321       $11.218       $10.908      $10.584      $8.147    $11.243    $15.150
                        (b)        $13.312        $11.801       $10.809       $10.574      $10.321      $7.993    $11.097    $15.044

Ending Number of AUs               105,699        124,855       138,814       194,648      219,841     258,519    305,481    324,873

Mid Cap Growth Portfolio (inception date February 11, 2000)
Beginning AUV           (a)        $16.052        $14.328       $12.937       $10.865       $8.156     $11.477    $19.224    $32.871
                        (b)        $15.375        $13.806       $12.541       $10.596       $8.001     $11.328    $19.089    $32.819

Ending AUV              (a)        $19.316        $16.052       $14.328       $12.937      $10.865      $8.156    $11.477    $19.224
                        (b)        $18.391        $15.375       $13.806       $12.541      $10.596      $8.001    $11.328    $19.089

Ending Number of AUs                66,317         77,154        96,221       124,120      125,233     141,232    189,429    200,530

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
Worldwide Growth Portfolio (inception date February 11, 2000)
Beginning AUV           (a)        $13.845        $11.878       $11.378       $11.012       $9.006     $12.260    $16.031    $21.113
                        (b)        $13.262        $11.446       $11.029       $10.739       $8.836     $12.101    $15.919    $21.077

Ending AUV              (a)        $14.966        $13.845       $11.878       $11.378      $11.012      $9.006    $12.260    $16.031
                        (b)        $14.250        $13.262       $11.446       $11.029      $10.739      $8.836    $12.101    $15.919

Ending Number of AUs                84,306         91,390       106,339       143,925      161,794     194,934    263,602    249,957

------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.:
Emerging Markets Equity Portfolio (inception date May 1, 2004)
Beginning AUV           (a)        $22.510        $17.566       $12.653        $9.816      N/A         N/A        N/A        N/A
                        (b)        $22.153        $17.391       $12.602        $9.816      N/A         N/A        N/A        N/A

Ending AUV              (a)        $29.587        $22.510       $17.566       $12.653      N/A         N/A        N/A        N/A
                        (b)        $28.943        $22.153       $17.391       $12.602      N/A         N/A        N/A        N/A

Ending Number of AUs                30,465         28,729        32,640         6,259      N/A         N/A        N/A        N/A

International Equity Portfolio (inception date May 1, 2004)
Beginning AUV           (a)        $14.888        $12.321       $11.292        $9.932      N/A         N/A        N/A        N/A
                        (b)        $14.652        $12.199       $11.247        $9.931      N/A         N/A        N/A        N/A

Ending AUV              (a)        $16.263        $14.888       $12.321       $11.292      N/A         N/A        N/A        N/A
                        (b)        $15.909        $14.652       $12.199       $11.247      N/A         N/A        N/A        N/A

Ending Number of AUs                 6,548          7,627         7,440           929      N/A         N/A        N/A        N/A

U.S. Small Cap Equity Portfolio (inception date February 11, 2000)
Beginning AUV           (a)        $19.687        $17.200       $16.772       $14.805      $10.941     $13.478    $11.522     $9.382
                        (b)        $18.858        $16.575       $16.259       $14.439      $10.735     $13.303    $11.442     $9.366

Ending AUV              (a)        $18.014        $19.687       $17.200       $16.772      $14.805     $10.941    $13.478    $11.522
                        (b)        $17.152        $18.858       $16.575       $16.259      $14.439     $10.735    $13.303    $11.442

Ending Number of AUs                24,865         34,759        43,740        80,488      110,673      90,146    110,878     33,692

US Strategic Equity Portfolio (inception date February 11, 2000)
Beginning AUV           (a)        $13.804        $11.915       $11.687       $10.602       $8.670     $10.498    $11.507    $10.639
                        (b)        $13.222        $11.481       $11.330       $10.340       $8.506     $10.362    $11.426    $10.621

Ending AUV              (a)        $13.481        $13.804       $11.915       $11.687      $10.602      $8.670    $10.498    $11.507
                        (b)        $12.835        $13.222       $11.481       $11.330      $10.340      $8.506    $10.362    $11.426

Ending Number of AUs                15,229         15,022        12,738        15,404       19,301      20,925      9,027      4,286


------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Aggressive Growth Portfolio (inception date April 30, 2007)
Beginning AUV           (a)         $9.898        N/A           N/A           N/A          N/A         N/A        N/A        N/A
                        (b)         $9.898        N/A           N/A           N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)         $9.557        N/A           N/A           N/A          N/A         N/A        N/A        N/A
                        (b)         $9.518        N/A           N/A           N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                   550        N/A           N/A           N/A          N/A         N/A        N/A        N/A

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
Capital and Income Portfolio (inception date April 30, 2007)
Beginning AUV           (a)         $9.951        N/A           N/A           N/A          N/A         N/A        N/A        N/A
                        (b)         $9.951        N/A           N/A           N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)        $10.012        N/A           N/A           N/A          N/A         N/A        N/A        N/A
                        (b)         $9.971        N/A           N/A           N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                   321        N/A           N/A           N/A          N/A         N/A        N/A        N/A

Fundamental Value Portfolio (inception date April 30, 2007)
Beginning AUV           (a)         $9.903       N/A            N/A           N/A          N/A         N/A        N/A        N/A
                        (b)         $9.902       N/A            N/A           N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)         $9.497       N/A            N/A           N/A          N/A         N/A        N/A        N/A
                        (b)         $9.458       N/A            N/A           N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                   524       N/A            N/A           N/A          N/A         N/A        N/A        N/A

Large Cap Growth Portfolio (inception date April 30, 2007)
Beginning AUV           (a)         $9.896       N/A            N/A           N/A          N/A         N/A        N/A        N/A
                        (b)         $9.895       N/A            N/A           N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)         $9.921       N/A            N/A           N/A          N/A         N/A        N/A        N/A
                        (b)         $9.881       N/A            N/A           N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                   535       N/A            N/A           N/A          N/A         N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Global High Yield Bond Portfolio (inception date May 1, 2005)
Beginning AUV           (a)        $11.512        $10.551       $10.009       N/A          N/A         N/A        N/A        N/A
                        (b)        $11.398        $10.509       $10.009       N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)        $11.344        $11.512       $10.551       N/A          N/A         N/A        N/A        N/A
                        (b)        $11.163        $11.398       $10.509       N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                15,606         10,857        34,219       N/A          N/A         N/A        N/A        N/A

Strategic Bond Portfolio (inception date May 1, 2004)
Beginning AUV           (a)        $11.107        $10.724       $10.613        $9.998      N/A         N/A        N/A        N/A
                        (b)        $10.931        $10.617       $10.570        $9.998      N/A         N/A        N/A        N/A

Ending AUV              (a)        $11.170        $11.107       $10.724       $10.613      N/A         N/A        N/A        N/A
                        (b)        $10.927        $10.931       $10.617       $10.570      N/A         N/A        N/A        N/A

Ending Number of AUs                14,604         16,182        14,781         1,170      N/A         N/A        N/A        N/A



------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
America's Value Portfolio (inception date May 1, 2003)
Beginning AUV           (a)        $16.219        $14.358       $14.029       $12.215      $10.000     N/A        N/A        N/A
                        (b)        $15.867        $14.130       $13.889       $12.166      $10.000     N/A        N/A        N/A

Ending AUV              (a)        $16.498        $16.219       $14.358       $14.029      $12.215     N/A        N/A        N/A
                        (b)        $16.043        $15.867       $14.130       $13.889      $12.166     N/A        N/A        N/A

Ending Number of AUs                19,697          4,542         6,852         5,390          409     N/A        N/A        N/A

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC. (continued):
Growth and Income Portfolio (inception date February 11, 2000)
Beginning AUV           (a)        $17.852        $15.437       $15.162       $13.649      $10.565     $13.071    $14.211    $11.333
                        (b)        $17.100        $14.875       $14.698       $13.311      $10.365     $12.902    $14.112    $11.314

Ending AUV              (a)        $18.208        $17.852       $15.437       $15.162      $13.649     $10.565    $13.071    $14.211
                        (b)        $17.336        $17.100       $14.875       $14.698      $13.311     $10.365    $12.902    $14.112

Ending Number of AUs                75,300         90,918        98,837       152,944      166,653     200,817    166,589     71,692

------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Lehman Brothers High Income Bond Portfolio (inception date May 1, 2005)
Beginning AUV           (a)        $10.939        $10.322        $9.999       N/A          N/A         N/A        N/A        N/A
                        (b)        $10.830        $10.280        $9.998       N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)        $10.900        $10.939       $10.322       N/A          N/A         N/A        N/A        N/A
                        (b)        $10.727        $10.830       $10.280       N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                 1,268          1,171             0       N/A          N/A         N/A        N/A        N/A


Lehman Brothers Short Term Duration Bond Portfolio (inception date February 11, 2000)
Beginning AUV           (a)        $12.390        $12.058       $12.053       $12.129      $12.009     $11.561    $10.779    $10.212
                        (b)        $11.869        $11.619       $11.685       $11.830      $11.783     $11.411    $10.703    $10.194

Ending AUV              (a)        $12.800        $12.390       $12.058       $12.053      $12.129     $12.009    $11.561    $10.779
                        (b)        $12.187        $11.869       $11.619       $11.685      $11.830     $11.783    $11.411    $10.703

Ending Number of AUs                48,933         45,722        54,583        82,604       97,477     179,433    104,394     39,731

Small-Cap Growth Portfolio (inception date May 1, 2003)
Beginning AUV           (a)        $14.571        $14.038       $13.835       $12.541      $10.040     N/A        N/A        N/A
                        (b)        $14.254        $13.815       $13.697       $12.491      $10.040     N/A        N/A        N/A

Ending AUV              (a)        $14.441        $14.571       $14.038       $13.835      $12.541     N/A        N/A        N/A
                        (b)        $14.042        $14.254       $13.815       $13.697      $12.491     N/A        N/A        N/A

Ending Number of AUs                    69            298           205         1,986        5,830     N/A        N/A        N/A

Mid Cap Growth Portfolio (inception date May 1, 2001)
Beginning AUV           (a)        $11.023         $9.746        $8.689        $7.576       $5.999      $8.610    $10.077    N/A
                        (b)        $10.655         $9.477        $8.500        $7.456       $5.939      $8.575    $10.077    N/A

Ending AUV              (a)        $13.318        $11.023        $9.746        $8.689       $7.576      $5.999     $8.610    N/A
                        (b)        $12.795        $10.655        $9.477        $8.500       $7.456      $5.939     $8.575    N/A

Ending Number of AUs                50,102         52,273        43,809        88,770        9,060       4,730     36,241    N/A

Partners Portfolio (inception date February 11, 2000)
Beginning AUV           (a)        $15.259        $13.786       $11.843       $10.094       $7.578     $10.131    $10.573    $10.062
                        (b)        $14.616        $13.285       $11.480        $9.845       $7.435      $9.999    $10.499    $10.044

Ending AUV              (a)        $16.450        $15.259       $13.786       $11.843      $10.094      $7.578    $10.131    $10.573
                        (b)        $15.663        $14.616       $13.285       $11.480       $9.845      $7.435     $9.999    $10.499

Ending Number of AUs                62,557         64,203        79,324        48,719       37,951      32,320     33,020     13,605

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST (continued):
Regency Portfolio (inception date May 1, 2003)
Beginning AUV           (a)        $19.039        $17.368       $15.725       $13.033      $10.010     N/A        N/A        N/A
                        (b)        $18.625        $17.092       $15.568       $12.981      $10.010     N/A        N/A        N/A

Ending AUV              (a)        $19.393        $19.039       $17.368       $15.725      $13.033     N/A        N/A        N/A
                        (b)        $18.857        $18.625       $17.092       $15.568      $12.981     N/A        N/A        N/A

Ending Number of AUs                 4,599          9,262        10,657         6,357            0     N/A        N/A        N/A

Socially Responsive Portfolio (inception date May 1, 2004)
Beginning AUV           (a)        $13.345        $11.902       $11.295       $10.015      N/A         N/A        N/A        N/A
                        (b)        $13.133        $11.783       $11.249       $10.014      N/A         N/A        N/A        N/A

Ending AUV              (a)        $14.160        $13.345       $11.902       $11.295      N/A         N/A        N/A        N/A
                        (b)        $13.852        $13.133       $11.783       $11.249      N/A         N/A        N/A        N/A

Ending Number of AUs                 2,395          7,303         8,698             0      N/A         N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST:
JNF Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------
Beginning AUV           (a)        $10.028        N/A           N/A           N/A          N/A         N/A        N/A        N/A
                        (b)        $10.028        N/A           N/A           N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)         $9.787        N/A           N/A           N/A          N/A         N/A        N/A        N/A
                        (b)         $9.748        N/A           N/A           N/A          N/A         N/A        N/A        N/A

Ending Number of AUs               203,074        N/A           N/A           N/A          N/A         N/A        N/A        N/A

JNF Equity Portfolio (inception date May 1, 2007)
-------------------------------------------------
Beginning AUV           (a)        $10.012        N/A           N/A           N/A          N/A         N/A        N/A        N/A
                        (b)        $10.012        N/A           N/A           N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)         $8.963        N/A           N/A           N/A          N/A         N/A        N/A        N/A
                        (b)         $8.927        N/A           N/A           N/A          N/A         N/A        N/A        N/A

Ending Number of AUs               231,778        N/A           N/A           N/A          N/A         N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:
Real Return Portfolio (inception date May 1, 2003)
Beginning AUV           (a)        $11.292        $11.370       $11.294       $10.516      $10.035     N/A        N/A        N/A
                        (b)        $11.046        $11.190       $11.181       $10.474      $10.035     N/A        N/A        N/A

Ending AUV              (a)        $12.318        $11.292       $11.370       $11.294      $10.516     N/A        N/A        N/A
                        (b)        $11.977        $11.046       $11.190       $11.181      $10.474     N/A        N/A        N/A

Ending Number of AUs                32,598         27,445        25,710        16,400        8,171     N/A        N/A        N/A

Short Term Portfolio (inception date May 1, 2004)
Beginning AUV           (a)        $10.407        $10.120       $10.011       $10.000      N/A         N/A        N/A        N/A
                        (b)        $10.242        $10.020        $9.970        $9.999      N/A         N/A        N/A        N/A

Ending AUV              (a)        $10.722        $10.407       $10.120       $10.011      N/A         N/A        N/A        N/A
                        (b)        $10.488        $10.242       $10.020        $9.970      N/A         N/A        N/A        N/A

Ending Number of AUs                64,864         31,401        12,569         3,884      N/A         N/A        N/A        N/A

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
Total Return Portfolio (inception date May 1, 2003)
Beginning AUV           (a)        $10.819        $10.566       $10.458       $10.112      $10.010     N/A        N/A        N/A
                        (b)        $10.584        $10.398       $10.354       $10.071      $10.010     N/A        N/A        N/A

Ending AUV              (a)        $11.600        $10.819       $10.566       $10.458      $10.112     N/A        N/A        N/A
                        (b)        $11.280        $10.584       $10.398       $10.354      $10.071     N/A        N/A        N/A

Ending Number of AUs                70,883         66,501        50,410        29,957        3,393     N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACT TRUST:
Equity Income Portfolio (inception date January 2, 2001)
Beginning AUV           (a)        $13.103        $10.880       $10.456        $9.138       $7.579      $9.155     $9.867    N/A
                        (b)        $12.640        $10.558       $10.208        $8.974       $7.488      $9.100     $9.867    N/A

Ending AUV              (a)        $12.990        $13.103       $10.880       $10.456       $9.138      $7.579     $9.155    N/A
                        (b)        $12.455        $12.640       $10.558       $10.208       $8.974      $7.488     $9.100    N/A

Ending Number of AUs                36,939         75,231        45,757        35,771       41,134      28,175     28,729    N/A

Fund Portfolio (inception date January 2, 2001)
Beginning AUV           (a)        $11.139         $9.708        $9.293        $8.496       $6.980      $8.766     $9.835    N/A
                        (b)        $10.745         $9.421        $9.072        $8.344       $6.896      $8.714     $9.835    N/A

Ending AUV              (a)        $11.509        $11.139        $9.708        $9.293       $8.496      $6.980     $8.766    N/A
                        (b)        $11.036        $10.745        $9.421        $9.072       $8.344      $6.896     $8.714    N/A

Ending Number of AUs                31,150         32,828        38,874        53,460       28,717      17,787     11,282    N/A

High Yield Portfolio (inception date May 1, 2005)
Beginning AUV           (a)        $11.149        $10.445       $10.003       N/A          N/A         N/A        N/A        N/A
                        (b)        $11.038        $10.403       $10.003       N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)        $11.608        $11.149       $10.445       N/A          N/A         N/A        N/A        N/A
                        (b)        $11.423        $11.038       $10.403       N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                36,229         18,624         3,384       N/A          N/A         N/A        N/A        N/A

International Value Portfolio (December 15, 2006)
Beginning AUV           (a)        $10.049         $9.982       N/A           N/A          N/A         N/A        N/A        N/A
                        (b)        $10.046         $9.981       N/A           N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)        $11.220        $10.049       N/A           N/A          N/A         N/A        N/A        N/A
                        (b)        $11.150        $10.046       N/A           N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                20,100         14,206       N/A           N/A          N/A         N/A        N/A        N/A

Mid Cap Value Portfolio (inception date May 1, 2005)
Beginning AUV           (a)        $12.073        $10.904       $10.057       N/A          N/A         N/A        N/A        N/A
                        (b)        $11.952        $10.861       $10.057       N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)        $12.540        $12.073       $10.904       N/A          N/A         N/A        N/A        N/A
                        (b)        $12.341        $11.952       $10.861       N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                 2,974          2,769         8,711       N/A          N/A         N/A        N/A        N/A

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
Micro-Cap Portfolio (inception date May 1, 2003)
Beginning AUV           (a)        $21.770        $18.234       $16.567       $14.758      $10.052     N/A        N/A        N/A
                        (b)        $21.297        $17.945       $16.402       $14.698      $10.052     N/A        N/A        N/A

Ending AUV              (a)        $22.319        $21.770       $18.234       $16.567      $14.758     N/A        N/A        N/A
                        (b)        $21.703        $21.297       $17.945       $16.402      $14.698     N/A        N/A        N/A

Ending Number of AUs                13,210         14,393        12,400        31,198       11,106     N/A        N/A        N/A

Small-Cap Portfolio (inception date May 1, 2003)
Beginning AUV           (a)        $20.939        $18.373       $17.163       $13.929       $9.982     N/A        N/A        N/A
                        (b)        $20.484        $18.082       $16.991       $13.873       $9.982     N/A        N/A        N/A

Ending AUV              (a)        $20.205        $20.939       $18.373       $17.163      $13.929     N/A        N/A        N/A
                        (b)        $19.647        $20.484       $18.082       $16.991      $13.873     N/A        N/A        N/A

Ending Number of AUs                25,468         36,131        43,422        38,418       11,892     N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund (inception date May 1, 2005)
Beginning AUV           (a)        $12.481        $11.267       $10.041       N/A          N/A         N/A        N/A        N/A
                        (b)        $12.357        $11.222       $10.040       N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)        $14.002        $12.481       $11.267       N/A          N/A         N/A        N/A        N/A
                        (b)        $13.779        $12.357       $11.222       N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                 3,422          3,119             0       N/A          N/A         N/A        N/A        N/A

CLS AdvisorOne Clermont Fund (inception date May 1, 2005)
Beginning AUV           (a)        $11.250        $10.527       $10.027       N/A          N/A         N/A        N/A        N/A
                        (b)        $11.138        $10.485       $10.027       N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)        $11.783        $11.250       $10.527       N/A          N/A         N/A        N/A        N/A
                        (b)        $11.596        $11.138       $10.485       N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                 1,278            869             0       N/A          N/A         N/A        N/A        N/A

Banking Fund (inception date May 1, 2004)
Beginning AUV           (a)        $12.177        $11.100       $11.576       $10.096      N/A         N/A        N/A        N/A
                        (b)        $11.984        $10.989       $11.529       $10.095      N/A         N/A        N/A        N/A

Ending AUV              (a)         $8.755        $12.177       $11.100       $11.576      N/A         N/A        N/A        N/A
                        (b)         $8.564        $11.984       $10.989       $11.529      N/A         N/A        N/A        N/A

Ending Number of AUs                 1,857            492         5,240         1,628      N/A         N/A        N/A        N/A

Basic Materials Fund (inception date May 1, 2004)
Beginning AUV           (a)        $15.302        $12.688       $12.367        $9.969      N/A         N/A        N/A        N/A
                        (b)        $15.059        $12.562       $12.317        $9.968      N/A         N/A        N/A        N/A

Ending AUV              (a)        $20.213        $15.302       $12.688       $12.367      N/A         N/A        N/A        N/A
                        (b)        $19.773        $15.059       $12.562       $12.317      N/A         N/A        N/A        N/A

Ending Number of AUs                23,014         17,041        14,240         2,445      N/A         N/A        N/A        N/A

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Biotechnology Fund (inception date May 1, 2004)
Beginning AUV           (a)         $9.624        $10.095        $9.250        $9.795      N/A         N/A        N/A        N/A
                        (b)         $9.471         $9.994        $9.212        $9.795      N/A         N/A        N/A        N/A

Ending AUV              (a)         $9.907         $9.624       $10.095        $9.250      N/A         N/A        N/A        N/A
                        (b)         $9.691         $9.471        $9.994        $9.212      N/A         N/A        N/A        N/A

Ending Number of AUs                 3,221              0         3,193             0      N/A         N/A        N/A        N/A

Commodities Fund (inception date October 21, 2005)
Beginning AUV           (a)         $7.803         $9.635       $10.048       N/A          N/A         N/A        N/A        N/A
                        (b)         $7.748         $9.624       $10.047       N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)        $10.081         $7.803        $9.635       N/A          N/A         N/A        N/A        N/A
                        (b)         $9.949         $7.748        $9.624       N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                 2,025            879           673       N/A          N/A         N/A        N/A        N/A

Consumer Products Fund (inception date May 1, 2004)
Beginning AUV           (a)        $11.832        $10.218       $10.403       $10.096      N/A         N/A        N/A        N/A
                        (b)        $11.644        $10.116       $10.361       $10.096      N/A         N/A        N/A        N/A

Ending AUV              (a)        $12.959        $11.832       $10.218       $10.403      N/A         N/A        N/A        N/A
                        (b)        $12.677        $11.644       $10.116       $10.361      N/A         N/A        N/A        N/A

Ending Number of AUs                   737          5,768         1,402             0      N/A         N/A        N/A        N/A

Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV           (a)        $13.479        $10.470       $11.038        $9.918      N/A         N/A        N/A        N/A
                        (b)        $13.284        $10.381       $11.009        $9.918      N/A         N/A        N/A        N/A

Ending AUV              (a)        $14.374        $13.479       $10.470       $11.038      N/A         N/A        N/A        N/A
                        (b)        $14.081        $13.284       $10.381       $11.009      N/A         N/A        N/A        N/A

Ending Number of AUs                 6,177          5,286         1,389         2,225      N/A         N/A        N/A        N/A

Electronics Fund (inception date May 1, 2004)
Beginning AUV           (a)         $9.419         $9.319        $9.098        $9.740      N/A         N/A        N/A        N/A
                        (b)         $9.269         $9.226        $9.061        $9.740      N/A         N/A        N/A        N/A

Ending AUV              (a)         $9.055         $9.419        $9.319        $9.098      N/A         N/A        N/A        N/A
                        (b)         $8.857         $9.269        $9.226        $9.061      N/A         N/A        N/A        N/A

Ending Number of AUs                 1,362          3,011         1,614             0      N/A         N/A        N/A        N/A

Energy Fund (inception date May 1, 2004)
Beginning AUV           (a)        $18.239        $16.525       $12.095       $10.225      N/A         N/A        N/A        N/A
                        (b)        $17.950        $16.360       $12.047       $10.224      N/A         N/A        N/A        N/A

Ending AUV              (a)        $23.958        $18.239       $16.525       $12.095      N/A         N/A        N/A        N/A
                        (b)        $23.436        $17.950       $16.360       $12.047      N/A         N/A        N/A        N/A

Ending Number of AUs                34,992         32,806        50,857        12,506      N/A         N/A        N/A        N/A

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Energy Services Fund (inception date May 1, 2004)
Beginning AUV           (a)        $19.343        $17.674       $12.085       $10.174      N/A         N/A        N/A        N/A
                        (b)        $19.036        $17.498       $12.037       $10.173      N/A         N/A        N/A        N/A

Ending AUV              (a)        $26.148        $19.343       $17.674       $12.085      N/A         N/A        N/A        N/A
                        (b)        $25.578        $19.036       $17.498       $12.037      N/A         N/A        N/A        N/A

Ending Number of AUs                31,087         17,860        26,884        10,781      N/A         N/A        N/A        N/A

Europe 1.25X Strategy Fund (inception date May 1, 2004)
Beginning AUV           (a)        $16.124        $12.625       $12.038       $10.113      N/A         N/A        N/A        N/A
                        (b)        $15.869        $12.500       $11.989       $10.112      N/A         N/A        N/A        N/A

Ending AUV              (a)        $17.976        $16.124       $12.625       $12.038      N/A         N/A        N/A        N/A
                        (b)        $17.584        $15.869       $12.500       $11.989      N/A         N/A        N/A        N/A

Ending Number of AUs                10,760         23,304             0         2,716      N/A         N/A        N/A        N/A

Financial Services Fund (inception date May 1, 2004)
Beginning AUV           (a)        $13.460        $11.692       $11.469       $10.048      N/A         N/A        N/A        N/A
                        (b)        $13.246        $11.576       $11.423       $10.047      N/A         N/A        N/A        N/A

Ending AUV              (a)        $10.776        $13.460       $11.692       $11.469      N/A         N/A        N/A        N/A
                        (b)        $10.541        $13.246       $11.576       $11.423      N/A         N/A        N/A        N/A

Ending Number of AUs                 1,188         10,361         6,713           452      N/A         N/A        N/A        N/A

Government Long Bond 1.2X Strategy Fund (inception date May 1, 2003)
Beginning AUV           (a)        $10.487        $10.979       $10.336        $9.667       $9.985     N/A        N/A        N/A
                        (b)        $10.259        $10.805       $10.233        $9.629       $9.985     N/A        N/A        N/A

Ending AUV              (a)        $11.350        $10.487       $10.979       $10.336       $9.667     N/A        N/A        N/A
                        (b)        $11.036        $10.259       $10.805       $10.233       $9.629     N/A        N/A        N/A

Ending Number of AUs                30,339         17,053        18,077         9,290        3,065     N/A        N/A        N/A

Health Care Fund (inception date May 1, 2004)
Beginning AUV           (a)        $11.376        $10.975       $10.059       $10.065      N/A         N/A        N/A        N/A
                        (b)        $11.195        $10.866       $10.018       $10.065      N/A         N/A        N/A        N/A

Ending AUV              (a)        $11.893        $11.376       $10.975       $10.059      N/A         N/A        N/A        N/A
                        (b)        $11.634        $11.195       $10.866       $10.018      N/A         N/A        N/A        N/A

Ending Number of AUs                 3,031         13,754        29,536             8      N/A         N/A        N/A        N/A

Internet Fund (inception date May 1, 2004)
Beginning AUV           (a)        $11.772        $10.882       $11.189        $9.793      N/A         N/A        N/A        N/A
                        (b)        $11.585        $10.773       $11.144        $9.792      N/A         N/A        N/A        N/A

Ending AUV              (a)        $12.813        $11.772       $10.882       $11.189      N/A         N/A        N/A        N/A
                        (b)        $12.534        $11.585       $10.773       $11.144      N/A         N/A        N/A        N/A

Ending Number of AUs                 2,371          4,126         1,214           608      N/A         N/A        N/A        N/A

Inverse Dow 2X Strategy Fund (inception date July 15, 2004)
Beginning AUV           (a)         $6.735         $8.730        $8.711       $10.077      N/A         N/A        N/A        N/A
                        (b)         $6.637         $8.655        $8.688       $10.077      N/A         N/A        N/A        N/A

Ending AUV              (a)         $6.044         $6.735        $8.730        $8.711      N/A         N/A        N/A        N/A
                        (b)         $5.920         $6.637        $8.655        $8.688      N/A         N/A        N/A        N/A

Ending Number of AUs                   290          4,624         1,253             0      N/A         N/A        N/A        N/A

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Inverse Government Long Bond Strategy Fund (inception date May 1, 2003)
Beginning AUV           (a)         $8.631         $8.096        $8.664        $9.835      $10.000     N/A        N/A        N/A
                        (b)         $8.443         $7.967        $8.577        $9.796      $10.000     N/A        N/A        N/A

Ending AUV              (a)         $8.126         $8.631        $8.096        $8.664       $9.835     N/A        N/A        N/A
                        (b)         $7.902         $8.443        $7.967        $8.577       $9.796     N/A        N/A        N/A

Ending Number of AUs                49,973         49,093        56,017        85,611          236     N/A        N/A        N/A

Inverse Mid Cap Strategy Fund (inception date July 15, 2004)
Beginning AUV           (a)         $7.509         $7.918        $8.742        $9.942      N/A         N/A        N/A        N/A
                        (b)         $7.400         $7.850        $8.720        $9.942      N/A         N/A        N/A        N/A

Ending AUV              (a)         $7.257         $7.509        $7.918        $8.742      N/A         N/A        N/A        N/A
                        (b)         $7.109         $7.400        $7.850        $8.720      N/A         N/A        N/A        N/A

Ending Number of AUs                     0            966         1,243             0      N/A         N/A        N/A        N/A

Inverse NASDAQ-100 Strategy Fund (inception date May 1, 2004)
Beginning AUV           (a)         $8.383         $8.622        $8.634       $10.109      N/A         N/A        N/A        N/A
                        (b)         $8.250         $8.536        $8.599       $10.109      N/A         N/A        N/A        N/A

Ending AUV              (a)         $7.334         $8.383        $8.622        $8.634      N/A         N/A        N/A        N/A
                        (b)         $7.174         $8.250        $8.536        $8.599      N/A         N/A        N/A        N/A

Ending Number of AUs                 1,050          1,723           702             0      N/A         N/A        N/A        N/A

Inverse Russell 2000 Strategy Fund (inception date July 15, 2004)
Beginning AUV           (a)         $7.021         $8.086        $8.458        $9.964      N/A         N/A        N/A        N/A
                        (b)         $6.919         $8.017        $8.436        $9.964      N/A         N/A        N/A        N/A

Ending AUV              (a)         $7.294         $7.021        $8.086        $8.458      N/A         N/A        N/A        N/A
                        (b)         $7.146         $6.919        $8.017        $8.436      N/A         N/A        N/A        N/A

Ending Number of AUs                 4,186          6,020         1,679             0      N/A         N/A        N/A        N/A

Inverse S&P 500 Strategy Fund (inception date May 1, 2003)
Beginning AUV           (a)         $6.337         $6.948        $7.100        $8.020       $9.985     N/A        N/A        N/A
                        (b)         $6.199         $6.837        $7.029        $7.987       $9.985     N/A        N/A        N/A

Ending AUV              (a)         $6.301         $6.337        $6.948        $7.100       $8.020     N/A        N/A        N/A
                        (b)         $6.126         $6.199        $6.837        $7.029       $7.987     N/A        N/A        N/A

Ending Number of AUs                 1,534          1,331         1,014           286          286     N/A        N/A        N/A

Japan 1.25X Strategy Fund (inception date May 1, 2004)
Beginning AUV           (a)        $12.696        $12.246       $10.318        $9.875      N/A         N/A        N/A        N/A
                        (b)        $12.495        $12.124       $10.277        $9.874      N/A         N/A        N/A        N/A

Ending AUV              (a)        $11.113        $12.696       $12.246       $10.318      N/A         N/A        N/A        N/A
                        (b)        $10.871        $12.495       $12.124       $10.277      N/A         N/A        N/A        N/A

Ending Number of AUs                 6,199         11,367        25,878            91      N/A         N/A        N/A        N/A

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Large Cap Growth Fund (inception date July 15, 2004)
Beginning AUV           (a)        $10.942        $10.527       $10.489        $9.955      N/A         N/A        N/A        N/A
                        (b)        $10.784        $10.438       $10.462        $9.955      N/A         N/A        N/A        N/A

Ending AUV              (a)        $11.319        $10.942       $10.527       $10.489      N/A         N/A        N/A        N/A
                        (b)        $11.089        $10.784       $10.438       $10.462      N/A         N/A        N/A        N/A

Ending Number of AUs                 9,059         12,632         3,064            62      N/A         N/A        N/A        N/A

Large Cap Value Fund (inception date July 15, 2004)
Beginning AUV           (a)        $13.313        $11.474       $11.167        $9.964      N/A         N/A        N/A        N/A
                        (b)        $13.121        $11.376       $11.138        $9.964      N/A         N/A        N/A        N/A

Ending AUV              (a)        $12.423        $13.313       $11.474       $11.167      N/A         N/A        N/A        N/A
                        (b)        $12.169        $13.121       $11.376       $11.138      N/A         N/A        N/A        N/A

Ending Number of AUs                 5,939         37,551           110             0      N/A         N/A        N/A        N/A

Leisure Fund (inception date May 1, 2004)
Beginning AUV           (a)        $13.143        $10.794       $11.507       $10.021      N/A         N/A        N/A        N/A
                        (b)        $12.934        $10.687       $11.460       $10.020      N/A         N/A        N/A        N/A

Ending AUV              (a)        $12.630        $13.143       $10.794       $11.507      N/A         N/A        N/A        N/A
                        (b)        $12.355        $12.934       $10.687       $11.460      N/A         N/A        N/A        N/A

Ending Number of AUs                 1,086          7,093           255         1,531      N/A         N/A        N/A        N/A

Mid Cap 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV           (a)        $21.880        $20.086       $17.856       $14.826      $10.000     N/A        N/A        N/A
                        (b)        $21.404        $19.767       $17.678       $14.766      $10.000     N/A        N/A        N/A

Ending AUV              (a)        $22.350        $21.880       $20.086       $17.856      $14.826     N/A        N/A        N/A
                        (b)        $21.732        $21.404       $19.767       $17.678      $14.766     N/A        N/A        N/A

Ending Number of AUs                 2,973          2,628         3,699        10,211        5,196     N/A        N/A        N/A

Mid Cap Growth Fund (inception date July 15, 2004)
Beginning AUV           (a)        $12.364        $12.158       $11.061       $10.057      N/A         N/A        N/A        N/A
                        (b)        $12.186        $12.054       $11.032       $10.057      N/A         N/A        N/A        N/A

Ending AUV              (a)        $13.222        $12.364       $12.158       $11.061      N/A         N/A        N/A        N/A
                        (b)        $12.952        $12.186       $12.054       $11.032      N/A         N/A        N/A        N/A

Ending Number of AUs                 3,813          4,909         9,904             0      N/A         N/A        N/A        N/A

Mid Cap Value Fund (inception date July 15, 2004)
Beginning AUV           (a)        $13.960        $12.091       $11.319       $10.040      N/A         N/A        N/A        N/A
                        (b)        $13.758        $11.988       $11.290       $10.040      N/A         N/A        N/A        N/A

Ending AUV              (a)        $13.097        $13.960       $12.091       $11.319      N/A         N/A        N/A        N/A
                        (b)        $12.831        $13.758       $11.988       $11.290      N/A         N/A        N/A        N/A

Ending Number of AUs                 7,386         21,730           103             0      N/A         N/A        N/A        N/A

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Nova Fund (inception date February 11, 2000)
Beginning AUV           (a)        $13.523        $11.498       $11.214        $9.922       $7.228     $11.405    $15.135    $18.407
                        (b)        $12.993        $11.113       $10.904        $9.706       $7.113     $11.291    $15.074    $18.407

Ending AUV              (a)        $13.485        $13.523       $11.498       $11.214       $9.922      $7.228    $11.405    $15.135
                        (b)        $12.877        $12.993       $11.113       $10.904       $9.706      $7.113    $11.291    $15.074

Ending Number of AUs                36,241         38,895        37,636        67,415      123,701      65,223    254,850     83,067

NASDAQ-100 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV           (a)        $11.975        $11.581       $12.111        $9.767      N/A         N/A        N/A        N/A
                        (b)        $11.785        $11.465       $12.062        $9.766      N/A         N/A        N/A        N/A

Ending AUV              (a)        $15.138        $11.975       $11.581       $12.111      N/A         N/A        N/A        N/A
                        (b)        $14.808        $11.785       $11.465       $12.062      N/A         N/A        N/A        N/A

Ending Number of AUs                 7,982          9,592         5,827         1,013      N/A         N/A        N/A        N/A

NASDAQ-100 Fund (inception date February 11, 2000)
Beginning AUV           (a)        $14.643        $14.039       $14.079       $13.058       $9.106     $15.102    $23.626    $39.086
                        (b)        $14.068        $13.568       $13.689       $12.773       $8.960     $14.951    $23.531    $39.086

Ending AUV              (a)        $17.012        $14.643       $14.039       $14.079      $13.058      $9.106    $15.102    $23.626
                        (b)        $16.246        $14.068       $13.568       $13.689      $12.773      $8.960    $14.951    $23.531

Ending Number of AUs                32,993         32,959        32,962        72,156       84,834     105,086    178,136     70,102

Precious Metals Fund (inception date May 1, 2004)
Beginning AUV           (a)        $16.354        $13.658       $11.457        $9.998      N/A         N/A        N/A        N/A
                        (b)        $16.095        $13.521       $11.410        $9.998      N/A         N/A        N/A        N/A

Ending AUV              (a)        $19.279        $16.354       $13.658       $11.457      N/A         N/A        N/A        N/A
                        (b)        $18.858        $16.095       $13.521       $11.410      N/A         N/A        N/A        N/A

Ending Number of AUs                36,510         35,796        14,799           381      N/A         N/A        N/A        N/A

Real Estate Fund (inception date May 1, 2004)
Beginning AUV           (a)        $18.214        $14.129       $13.372       $10.091      N/A         N/A        N/A        N/A
                        (b)        $17.926        $13.989       $13.318       $10.091      N/A         N/A        N/A        N/A

Ending AUV              (a)        $14.526        $18.214       $14.129       $13.372      N/A         N/A        N/A        N/A
                        (b)        $14.210        $17.926       $13.989       $13.318      N/A         N/A        N/A        N/A

Ending Number of AUs                 3,476         11,060         4,384           341      N/A         N/A        N/A        N/A

Retailing Fund (inception date May 1, 2004)
Beginning AUV           (a)        $12.041        $11.093       $10.665        $9.991      N/A         N/A        N/A        N/A
                        (b)        $11.850        $10.982       $10.622        $9.990      N/A         N/A        N/A        N/A

Ending AUV              (a)        $10.377        $12.041       $11.093       $10.665      N/A         N/A        N/A        N/A
                        (b)        $10.151        $11.850       $10.982       $10.622      N/A         N/A        N/A        N/A

Ending Number of AUs                   296            434           472             0      N/A         N/A        N/A        N/A

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Russell 2000 1.5X Strategy Fund (inception date May 1, 2003)
Beginning AUV           (a)        $23.849        $20.012       $19.529       $15.818      $10.014     N/A        N/A        N/A
                        (b)        $23.331        $19.694       $19.334       $15.755      $10.014     N/A        N/A        N/A

Ending AUV              (a)        $21.931        $23.849       $20.012       $19.529      $15.818     N/A        N/A        N/A
                        (b)        $21.325        $23.331       $19.694       $19.334      $15.755     N/A        N/A        N/A

Ending Number of AUs                 8,811          6,713           272        15,412       10,953     N/A        N/A        N/A

S&P 500 2X Strategy Fund (inception date May 1, 2004)
Beginning AUV           (a)        $14.375        $11.784       $11.559       $10.054      N/A         N/A        N/A        N/A
                        (b)        $14.147        $11.667       $11.512       $10.053      N/A         N/A        N/A        N/A

Ending AUV              (a)        $14.261        $14.375       $11.784       $11.559      N/A         N/A        N/A        N/A
                        (b)        $13.950        $14.147       $11.667       $11.512      N/A         N/A        N/A        N/A

Ending Number of AUs                 5,968         20,140        11,510           407      N/A         N/A        N/A        N/A

Sector Rotation Fund (inception date May 1, 2003)
Beginning AUV           (a)        $16.806        $15.300       $13.644       $12.498      $10.025     N/A        N/A        N/A
                        (b)        $16.440        $15.057       $13.508       $12.448      $10.025     N/A        N/A        N/A

Ending AUV              (a)        $20.340        $16.806       $15.300       $13.644      $12.498     N/A        N/A        N/A
                        (b)        $19.778        $16.440       $15.057       $13.508      $12.448     N/A        N/A        N/A

Ending Number of AUs                 4,289          3,618         6,758         4,022        5,621     N/A        N/A        N/A

Small Cap Growth Fund (inception date July 15, 2004)
Beginning AUV           (a)        $12.828        $12.075       $11.530       $10.056      N/A         N/A        N/A        N/A
                        (b)        $12.643        $11.972       $11.500       $10.056      N/A         N/A        N/A        N/A

Ending AUV              (a)        $12.635        $12.828       $12.075       $11.530      N/A         N/A        N/A        N/A
                        (b)        $12.378        $12.643       $11.972       $11.500      N/A         N/A        N/A        N/A

Ending Number of AUs                11,461         12,849         3,251             0      N/A         N/A        N/A        N/A

Small Cap Value Fund (inception date July 15, 2004)
Beginning AUV           (a)        $13.813        $11.750       $11.497       $10.043      N/A         N/A        N/A        N/A
                        (b)        $13.613        $11.650       $11.468       $10.043      N/A         N/A        N/A        N/A

Ending AUV              (a)        $10.847        $13.813       $11.750       $11.497      N/A         N/A        N/A        N/A
                        (b)        $10.626        $13.613       $11.650       $11.468      N/A         N/A        N/A        N/A

Ending Number of AUs                 6,062          9,617           935             0      N/A         N/A        N/A        N/A

Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
Beginning AUV           (a)         $9.122        $10.350       $10.120      N/A           N/A         N/A        N/A        N/A
                        (b)         $9.057        $10.338       $10.120      N/A           N/A         N/A        N/A        N/A

Ending AUV              (a)         $8.015         $9.122       $10.350      N/A           N/A         N/A        N/A        N/A
                        (b)         $7.910         $9.057       $10.338      N/A           N/A         N/A        N/A        N/A

Ending Number of AUs                   668              0             0      N/A           N/A         N/A        N/A        N/A

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Technology Fund (inception date May 1, 2004)
Beginning AUV           (a)        $11.110        $10.639       $10.463        $9.844      N/A         N/A        N/A        N/A
                        (b)        $10.933        $10.533       $10.421        $9.843      N/A         N/A        N/A        N/A

Ending AUV              (a)        $12.091        $11.110       $10.639       $10.463      N/A         N/A        N/A        N/A
                        (b)        $11.828        $10.933       $10.533       $10.421      N/A         N/A        N/A        N/A

Ending Number of AUs                 2,506          3,386         1,165             0      N/A         N/A        N/A        N/A

Telecommunications Fund (inception date May 1, 2004)
Beginning AUV           (a)        $12.732        $10.803       $10.829        $9.887      N/A         N/A        N/A        N/A
                        (b)        $12.530        $10.696       $10.785        $9.886      N/A         N/A        N/A        N/A

Ending AUV              (a)        $13.712        $12.732       $10.803       $10.829      N/A         N/A        N/A        N/A
                        (b)        $13.414        $12.530       $10.696       $10.785      N/A         N/A        N/A        N/A

Ending Number of AUs                 1,309          1,798         1,399             0      N/A         N/A        N/A        N/A

Transportation Fund (inception date May 1, 2004)
Beginning AUV           (a)        $14.229        $13.437       $12.561       $10.022      N/A         N/A        N/A        N/A
                        (b)        $14.004        $13.303       $12.510       $10.022      N/A         N/A        N/A        N/A

Ending AUV              (a)        $12.802        $14.229       $13.437       $12.561      N/A         N/A        N/A        N/A
                        (b)        $12.523        $14.004       $13.303       $12.510      N/A         N/A        N/A        N/A

Ending Number of AUs                   390          4,011         8,692           901      N/A         N/A        N/A        N/A

U.S. Government Money Market Fund (inception date May 1, 2001)
Beginning AUV           (a)         $9.987         $9.754        $9.696        $9.809       $9.947     $10.040    $10.000   N/A
                        (b)         $9.653         $9.484        $9.485        $9.654       $9.847     $10.000    $10.000   N/A

Ending AUV              (a)        $10.229         $9.987        $9.754        $9.696       $9.809      $9.947    $10.040   N/A
                        (b)         $9.828         $9.653        $9.484        $9.485       $9.654      $9.847    $10.000   N/A

Ending Number of AUs                54,144         75,962       343,324       373,637       44,469   2,946,729    276,865   N/A

Utilities Fund (inception date May 1, 2004)
Beginning AUV           (a)        $14.994        $12.570       $11.529       $10.058      N/A         N/A        N/A        N/A
                        (b)        $14.756        $12.445       $11.482       $10.057      N/A         N/A        N/A        N/A

Ending AUV              (a)        $16.687        $14.994       $12.570       $11.529      N/A         N/A        N/A        N/A
                        (b)        $16.323        $14.756       $12.445       $11.482      N/A         N/A        N/A        N/A

Ending Number of AUs                26,232         29,191        18,443        11,505      N/A         N/A        N/A        N/A

Weakening Dollar 2X Strategy Fund (inception date July 15, 2005)
Beginning AUV           (a)        $11.117         $9.659        $9.880      N/A           N/A         N/A        N/A        N/A
                        (b)        $11.038         $9.648        $9.880      N/A           N/A         N/A        N/A        N/A

Ending AUV              (a)        $12.948        $11.117        $9.659      N/A           N/A         N/A        N/A        N/A
                        (b)        $12.779        $11.038        $9.648      N/A           N/A         N/A        N/A        N/A

Ending Number of AUs                 6,328            657             0      N/A           N/A         N/A        N/A        N/A

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.
Communications and Information Portfolio (inception date February 11, 2000)
Beginning AUV           (a)         $7.153         $5.945        $5.606        $5.129       $3.610      $5.742     $5.542    $10.000
                        (b)         $6.872         $5.745        $5.451        $5.016       $3.553      $5.684     $5.520    $10.000

Ending AUV              (a)         $8.118         $7.153        $5.945        $5.606       $5.129      $3.610     $5.742     $5.542
                        (b)         $7.753         $6.872        $5.745        $5.451       $5.016      $3.553     $5.684     $5.520

Ending Number of AUs                41,600         54,742        42,633        61,967       68,908      82,694    176,741    128,113

Global Technology Portfolio (inception date February 11, 2000)
Beginning AUV           (a)         $5.893         $5.077        $4.769        $4.658       $3.472      $5.162     $6.729    $10.000
                        (b)         $5.661         $4.907        $4.637        $4.556       $3.416      $5.110     $6.702    $10.000

Ending AUV              (a)         $6.698         $5.893        $5.077        $4.769       $4.658      $3.472     $5.162     $6.729
                        (b)         $6.397         $5.661        $4.907        $4.637       $4.556      $3.416     $5.110     $6.702

Ending Number of AUs                27,292         28,216        28,210        36,292       39,725      34,956     80,633     74,199

------------------------------------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio (inception date May 1, 2003)
Beginning AUV           (a)        $20.971        $18.368       $16.249       $13.744       $9.999     N/A        N/A        N/A
                        (b)        $20.515        $18.076       $16.087       $13.689       $9.999     N/A        N/A        N/A

Ending AUV              (a)        $19.684        $20.971       $18.368       $16.249      $13.744     N/A        N/A        N/A
                        (b)        $19.141        $20.515       $18.076       $16.087      $13.689     N/A        N/A        N/A

Ending Number of AUs                43,417         50,516        37,937        16,000        5,617     N/A        N/A        N/A

------------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST:
Absolute Return Fund (inception date May 1, 2003)
Beginning AUV           (a)        $10.332         $9.643        $9.759        $9.926      $10.000     N/A        N/A        N/A
                        (b)        $10.108         $9.490        $9.661        $9.886      $10.000     N/A        N/A        N/A

Ending AUV              (a)        $10.601        $10.332        $9.643        $9.759       $9.926     N/A        N/A        N/A
                        (b)        $10.308        $10.108        $9.490        $9.661       $9.886     N/A        N/A        N/A

Ending Number of AUs                10,040          2,842         2,580         1,574            0     N/A        N/A        N/A

Bond Fund (inception date February 11, 2000)
Beginning AUV           (a)        $14.214        $13.537       $14.156       $13.153      $11.288      $9.409    $10.057     $9.858
                        (b)        $13.616        $13.045       $13.723       $12.827      $11.075      $9.287     $9.986     $9.841

Ending AUV              (a)        $15.376        $14.214       $13.537       $14.156      $13.153     $11.288     $9.409    $10.057
                        (b)        $14.641        $13.616       $13.045       $13.723      $12.827     $11.075     $9.287     $9.986

Ending Number of AUs                13,864         18,423        18,631        15,124       18,605      42,391     15,138      9,753

Emerging Markets Fund (inception date February 11, 2000)
Beginning AUV           (a)        $23.887        $17.365       $13.341       $10.747       $7.068      $7.382     $7.625    $14.919
                        (b)        $22.881        $16.734       $12.932       $10.481       $6.934      $7.286     $7.571    $14.893

Ending AUV              (a)        $32.413        $23.887       $17.365       $13.341      $10.747      $7.068     $7.382     $7.625
                        (b)        $30.862        $22.881       $16.734       $12.932      $10.481      $6.934     $7.286     $7.571

Ending Number of AUs                50,278         67,425        53,543        61,515       72,276      57,303     39,317     32,748

                                   2007           2006          2005          2004         2003        2002       2001       2000
------------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST (continued):
Hard Assets Fund (inception date February 11, 2000)
Beginning AUV           (a)        $25.135        $20.474       $13.689       $11.197       $7.827      $8.170     $9.253     $7.839
                        (b)        $24.077        $19.730       $13.270       $10.920       $7.679      $8.064     $9.188     $7.825

Ending AUV              (a)        $36.025        $25.135       $20.474       $13.689      $11.197      $7.827     $8.170     $9.253
                        (b)        $34.301        $24.077       $19.730       $13.270      $10.920      $7.679     $8.064     $9.188

Ending Number of AUs                62,350         46,573        48,104        44,915       51,114      43,348      7,218      1,197

Real Estate Fund (inception date February 11, 2000)
Beginning AUV           (a)        $26.236        $20.322       $17.030       $12.679       $9.560     $10.150     $9.772     $8.068
                        (b)        $25.132        $19.583       $16.509       $12.366       $9.379     $10.018     $9.704     $8.054

Ending AUV              (a)        $26.100        $26.236       $20.322       $17.030      $12.679      $9.560    $10.150     $9.772
                        (b)        $24.850        $25.132       $19.583       $16.509      $12.366      $9.379    $10.018     $9.704

Ending Number of AUs                 9,907         19,382        15,330        17,318       14,958      29,226     36,153      9,298

------------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VARIABLE TRUST:
Discovery Fund  (inception date April 8, 2005)
Beginning AUV           (a)        $12.838        $11.355        $9.303       N/A          N/A         N/A        N/A        N/A
                        (b)        $12.705        $11.306        $9.299       N/A          N/A         N/A        N/A        N/A

Ending AUV              (a)        $15.484        $12.838       $11.355       N/A          N/A         N/A        N/A        N/A
                        (b)        $15.232        $12.705       $11.306       N/A          N/A         N/A        N/A        N/A

Ending Number of AUs                59,875         64,397        75,909       N/A          N/A         N/A        N/A        N/A

Opportunity Fund: (inception date February 11, 2000)
Beginning AUV           (a)        $19.341        $17.478       $16.428       $14.093      $10.431     $14.455    $15.224    $14.103
                        (b)        $18.527        $16.842       $15.926       $13.744      $10.234     $14.267    $15.117    $14.079

Ending AUV              (a)        $20.336        $19.341       $17.478       $16.428      $14.093     $10.431    $14.455    $15.224
                        (b)        $19.362        $18.527       $16.842       $15.926      $13.744     $10.234    $14.267    $15.117

Ending Number of AUs                32,301         49,552        66,847        86,584       71,566     113,045    113,065     60,409

------------------------------------------------------------------------------------------------------------------------------------


Notes:
(a)    Standard contract with lowest annual mortality and expense fee of 1.40%.
(b) Standard contract plus guaranteed minimum death benefit and guaranteed income benefit with the highest annual mortality and expense fee of 2.00%.

--------------------------------------------------------------------------------

                                PRIVACY NOTICE of

                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy     01/2008

We take your privacy seriously. This notice describes how we treat data about our customers.
We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

o     The Medical Information Bureau

o     Consumer Reporting Agencies

o     Service Providers who conduct marketing services on our behalf

o     Motor Vehicle Bureaus

o     Other Data Providers

Data we collect may include:

o     Name, address, e-mail address, phone number

o     Social Security Number

o     Demographic Data

o Health data (for life insurance buyers) or other data about illness, disability or injury

o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

o     Insurance companies, agents, reinsurers

o     Group policyholders for purpose of reporting claims experience

o     Medical Laboratories and Prescription or Pharmacy Database Managers

o     Medical Information and Motor Vehicle Bureaus or similar institutions

o     A court or governmental agency when there is a lawful request

o     Law enforcement officials to prevent criminal activity and/or fraud

o     Service providers that perform marketing services for us

o     Service providers that perform administrative services for us

o     Joint Marketing Partners

o     Unaffiliated Fund Families

o     Unaffiliated Third Parties

We do not share your health data with anyone without your written consent.

We use your health data to:

o     Underwrite policies

o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.
You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years.

If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
   General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account H
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
   Reduction or Elimination of the Contingent Deferred Sales Charge Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL-PLUS-SAI-H-0508) dated May 1, 2008 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account H fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________
________________________________________________________________________________

                                   Sincerely,

________________________________________________________________________________

                                   (Signature)
--------------------------------------------------------------------------------

                    Jefferson National Life Insurance Company
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

(C) 2008, Jefferson National Life Insurance Company         JNL-PLUS-PROS-H-0508

                       STATEMENT OF ADDITIONAL INFORMATION

              INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY CONTRACT

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233

                        PHONE: (866) 667-0561 (TOLL FREE)

                                   MAY 1, 2008

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account H (the "Separate Account"), dated May 1, 2008. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                          B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-3

PUBLISHED RATINGS                                                            B-6

ADMINISTRATION                                                               B-6

ANNUITY PROVISIONS                                                           B-6

DISTRIBUTION                                                                 B-7

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-7

FINANCIAL STATEMENTS                                                         B-7

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H:

Jefferson National Life Annuity Account H, also referred to as the "Separate Account", was established on November 1, 1999 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account
H. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2008 ($6,000 if age 50 or older by the end of 2008), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 for 2008 ($6,000 if age 50 or older by the end of 2008). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the applicable portion of the contract maintenance charge.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the insurance charges during both the accumulation phase and the annuity phase. The deduction of the insurance charges will affect the amount of the first and any subsequent annuity payments. In addition, under certain circumstances, the Company may assess a contingent deferred sales charge and/or the contract maintenance charge on the annuity date, which would affect the amount of the first annuity payment (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account H, dated May 1, 2008.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report to Contract Owners

December 31, 2007

                                       Jefferson National Life Annuity Account H

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2007

=============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H                                                                PAGE
Statement of Assets and Liabilities as of December 31, 2007 ..........................................      2
Statements of Operations and Changes in Net Assets for the year ended December 31, 2007 ..............     14
Statements of Operations and Changes in Net Assets for the year ended December 31, 2006 ..............     34
Notes to Financial Statements ........................................................................     53
Report of Independent Registered Public Accounting Firm ..............................................     78

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

==================================================================================================================

                                                                            SHARES         COST           VALUE
------------------------------------------------------------------------------------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2):
      AIM Variable Insurance Funds:
         Basic Value Fund ............................................     6,459.112   $     91,090   $     81,514
         Core Equity Fund ............................................     7,450.847        205,181        216,894
         Financial Services Fund .....................................     9,353.541        150,297        114,674
         Global Health Care Fund .....................................     8,869.370        190,704        213,397
         Global Real Estate Fund .....................................    22,912.232        619,241        501,319
         High Yield Fund .............................................    49,680.375        310,450        285,166
         Mid Cap Core Equity Fund ....................................    14,302.470        201,666        206,671
         Technology Fund .............................................     2,261.488         33,633         34,148
      The Alger American Fund:
         Growth Portfolio ............................................    29,833.891      1,182,206      1,469,916
         Leveraged AllCap Portfolio ..................................    30,166.680      1,135,224      1,670,933
         MidCap Growth Portfolio .....................................    89,467.298      1,813,748      2,113,218
         Small Capitalization Portfolio ..............................    17,823.661        459,505        593,884
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio .................................     9,527.546        239,018        255,529
      American Century Variable Portfolios, Inc:
         Balanced Fund ...............................................    13,437.872         98,344         98,500
         Income & Growth Fund ........................................    66,844.047        526,836        565,501
         Inflation Protection Fund ...................................     6,233.563         63,666         65,765
         International Fund ..........................................    75,260.401        788,512        892,588
         Value Fund ..................................................   203,615.345      1,634,645      1,521,006
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund .....................................       545.406         11,042         10,646
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio .............................       749.695         14,725         13,224
      The Dreyfus Socially Responsible Growth Fund, Inc ..............     5,717.327        142,801        174,378
      Dreyfus Stock Index Fund: ......................................    63,289.733      1,976,860      2,367,036
      Dreyfus Variable Investment Fund:
         International Value Portfolio ...............................    35,186.988        619,817        613,309
      Federated Insurance Series:
         Capital Income Fund II ......................................    37,889.671        359,628        364,498
         High Income Bond Fund II ....................................    96,526.202        731,559        722,981
         International Equity Fund II ................................    20,750.391        331,205        388,241
      Janus Aspen Series:
         Growth and Income Portfolio .................................    26,747.811        470,667        532,014
         International Growth Portfolio ..............................    24,926.864      1,275,878      1,627,974
         Large Cap Growth Portfolio ..................................    55,605.811      1,074,195      1,469,106
         Mid Cap Growth Portfolio ....................................    31,875.508        853,759      1,273,109
         Worldwide Growth Portfolio ..................................    35,508.699        948,502      1,254,523
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio ..................................    35,012.990        871,156        897,732
         International Equity Portfolio ..............................     8,952.121        124,075        119,510
         Small Cap Portfolio .........................................    44,607.611        621,636        445,184
         US Strategic Equity Portfolio ...............................    20,071.011        250,971        204,122
      Legg Mason Partners Variable Equity Trust:
         Aggressive Growth Portfolio .................................       322.357          5,463          5,258
         Capital and Income Portfolio ................................       259.164          3,752          3,216
         Fundamental Value Portfolio .................................       475.627         11,383         10,316
         Large Cap Growth Portfolio ..................................       319.714          5,672          5,307
      Legg Mason Partners Variable Income Trust:
         Global High Yield Bond Portfolio ............................    19,535.089        192,008        176,792
         Government Portfolio ........................................     4,363.534         48,346         46,428
         Strategic Bond Portfolio ....................................    16,424.865        170,041        163,099
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio ...................................    21,906.078        345,637        323,991
         Growth and Income Portfolio .................................    48,833.758      1,340,457      1,362,950

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

=============================================================================================================================

                                                                                    SHARES           COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Neuberger Berman Advisers Management Trust:
         Lehman Brothers High Income Bond Portfolio ........................        1,502.896   $      14,753   $      13,827
         Lehman Brothers Short Duration Bond Portfolio .....................       48,001.828         615,669         624,023
         Fasciano Portfolio ................................................           67.420           1,084             978
         Mid-Cap Growth Portfolio ..........................................       23,320.513         545,253         664,635
         Partners Portfolio ................................................       50,000.567       1,072,923       1,038,512
         Regency Portfolio .................................................        5,495.467          88,486          89,191
         Socially Responsive Portfolio .....................................        1,893.853          34,050          33,919
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ............................................      129,010.461       2,040,016       1,986,761
         JNF Equity Portfolio ..............................................       96,764.393       2,295,920       2,076,564
      PIMCO Variable Insurance Trust:
         Money Market Portfolio ............................................    5,327,662.160       5,327,662       5,327,663
         Real Return Portfolio .............................................       32,314.339         395,400         406,191
         Short Term Portfolio ..............................................       69,181.766         693,027         692,509
         Total Return Portfolio ............................................       78,278.817         793,363         821,145
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio ...........................................       20,012.820         492,256         478,107
         Fund Portfolio ....................................................       14,226.188         350,327         365,045
         High Yield Portfolio ..............................................       38,030.587         421,018         419,858
         International Value Portfolio .....................................       12,125.161         219,194         225,528
         Mid Cap Value Portfolio ...........................................        1,947.880          41,595          37,263
      Royce Capital Fund:
         Micro-Cap Portfolio ...............................................       21,707.585         319,600         292,401
         Small-Cap Portfolio ...............................................       51,522.379         513,129         513,163
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund .......................................        1,224.629          47,793          47,920
         CLS AdvisorOne Clermont Fund ......................................          562.040          17,309          15,057
         Banking Fund ......................................................          713.068          16,115          16,258
         Basic Materials Fund ..............................................       11,164.133         468,087         465,097
         Biotechnology Fund ................................................        1,479.539          32,653          31,914
         Commodities Strategy Fund .........................................          858.645          19,557          20,419
         Consumer Products Fund ............................................          257.825          10,361           9,545
         Dow 2X Strategy Fund ..............................................        3,437.321          92,233          88,339
         Electronics Fund ..................................................          901.963          12,402          12,330
         Energy Fund .......................................................       21,042.773         834,847         838,134
         Energy Services Fund ..............................................       21,008.498         814,265         812,399
         Europe 1.25X Strategy Fund ........................................        6,447.157         220,278         193,093
         Financial Services Fund ...........................................          582.757          13,095          12,797
         Government Long Bond 1.2X Strategy Fund ...........................       28,064.510         338,564         343,510
         Health Care Fund ..................................................        1,214.788          36,288          35,970
         Internet Fund .....................................................        1,702.157          30,295          30,384
         Inverse Dow 2X Strategy Fund ......................................           60.840           1,921           1,752
         Inverse Government Long Bond Strategy Fund ........................       20,740.037         467,733         406,090
         Inverse OTC Strategy Fund .........................................          453.430           7,867           7,704
         Inverse Russell 2000 Strategy Fund ................................          881.035          31,997          30,537
         Inverse S&P 500 Strategy Fund .....................................          228.950           9,727           9,664
         Japan 1.25X Strategy Fund .........................................        3,030.896          77,678          68,892
         Large Cap Growth Fund .............................................        3,742.635         105,731         102,436
         Large Cap Value Fund ..............................................        2,907.402          93,058          73,760
         Leisure Fund ......................................................          639.896          15,011          13,579
         Mid Cap 1.5X Strategy Fund ........................................        3,055.536          67,187          66,367
         Mid-Cap Growth Fund ...............................................        1,706.349          51,838          50,371
         Mid-Cap Value Fund ................................................        4,641.291         110,949          96,724
         Nova Fund .........................................................       48,562.061         499,494         488,534
         OTC 2X Strategy Fund ..............................................        4,014.462         113,945         120,354
         OTC Fund ..........................................................       30,634.576         518,059         555,099
         Precious Metals Fund ..............................................       46,508.872         681,998         699,493

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

=============================================================================================================================

                                                                                    SHARES           COST           VALUE
-----------------------------------------------------------------------------------------------------------------------------
Assets: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Rydex Variable Trust: (continued)
         Real Estate Fund ..................................................        1,469.753   $      53,585   $      50,486
         Retailing Fund ....................................................          272.619           3,190           3,072
         Russell 2000 1.5X Strategy Fund ...................................        5,648.659         203,644         193,185
         S&P 500 2X Strategy Fund ..........................................        4,393.530          88,026          84,531
         Sector Rotation Fund ..............................................        5,665.536          81,527          86,853
         Small-Cap Growth Fund .............................................        5,343.786         166,132         144,656
         Small-Cap Value Fund ..............................................        3,608.928          86,809          65,755
         Strengthening Dollar 2X Strategy Fund .............................          265.848           5,187           5,352
         Technology Fund ...................................................        1,862.705          30,821          30,306
         Telecommunications Fund ...........................................          744.406          18,103          17,784
         Transportation Fund ...............................................          336.587           5,069           4,998
         U.S. Government Money Market Fund .................................      552,031.225         552,031         552,031
         Utilities Fund ....................................................       19,547.649         472,186         435,717
         Weakening Dollar 2X Strategy Fund .................................        2,864.843          87,719          81,935
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio ..........................       17,446.507         262,902         336,193
         Global Technology Portfolio .......................................        9,946.098         126,508         181,516
      Third Avenue Variable Series Trust:
         Value Portfolio ...................................................       32,927.403         962,283         853,478
      Van Eck Worldwide Insurance Trust:
         Absolute Return Fund ..............................................       10,032.930         106,529         107,453
         Bond Fund .........................................................       17,525.923         200,658         212,415
         Emerging Markets Fund .............................................       58,619.896       1,403,704       1,624,944
         Hard Assets Fund ..................................................       54,254.373       1,787,658       2,234,737
         Real Estate Fund ..................................................       15,150.142         261,700         255,886
      Wells Fargo Advantage VT Funds:
         Discovery Fund ....................................................       46,080.799         626,722         926,685
         Opportunity Fund ..................................................       29,629.698         652,628         652,742
-----------------------------------------------------------------------------------------------------------------------------
            Total assets ...................................................                                    $  56,490,082
=============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

==================================================================================================================================
                                                                                               UNIT                    SUB-ACCOUNT
                                                                               UNITS          VALUE         VALUE         TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
      AIM Variable Insurance Funds:
         Basic Value Fund
            Standard ....................................................     4,463.717   $  16.332864   $   72,905
            GMDB & GMIB .................................................        47.533      15.881533          755   $     73,660
                                                                                                                      ------------
         Core Equity Fund
            Standard ....................................................    18,732.973      11.578199      216,894        216,894
                                                                                                                      ------------
         Financial Services Fund
            Standard ....................................................     9,248.243      10.241617       94,717
            GMDB & GMIB .................................................     2,028.263       9.839647       19,957        114,674
                                                                                                                      ------------
         Global Health Care Fund
            Standard ....................................................    12,155.315      12.428699      151,075
            GMDB & GMIB .................................................     5,219.245      11.940861       62,322        213,397
                                                                                                                      ------------
         Global Real Estate Fund
            Standard ....................................................    16,115.632      28.846829      464,885
            GMDB ........................................................       965.663      28.275169       27,304
            GMDB & GMIB .................................................       329.438      27.715289        9,130        501,319
                                                                                                                      ------------
         High Yield Fund
            Standard ....................................................    23,710.282      11.890172      281,919
            GMDB ........................................................       254.214      11.759863        2,990
            GMDB & GMIB .................................................        22.053      11.631125          257        285,166
                                                                                                                      ------------
         Mid Cap Core Equity Fund
            Standard ....................................................    11,319.894      17.329027      196,163
            GMDB & GMIB .................................................       623.606      16.850239       10,508        206,671
                                                                                                                      ------------
         Technology Fund
            Standard ....................................................     3,832.315       6.536114       25,048
            GMDB ........................................................     1,129.414       6.406468        7,236
            GMDB & GMIB .................................................       296.919       6.279490        1,864         34,148
                                                                                                                      ------------
      The Alger American Fund:
         Growth Portfolio
            Standard ....................................................    75,482.965      16.643417    1,256,294
            GMDB ........................................................     9,250.919      16.239881      150,234
            GMDB & GMIB .................................................     4,000.117      15.846452       63,388      1,469,916
                                                                                                                      ------------
         Leveraged AllCap Portfolio
            Standard ....................................................    55,242.488      25.893924    1,430,445
            GMDB ........................................................     8,500.980      25.266169      214,787
            GMDB & GMIB .................................................     1,042.448      24.654006       25,701      1,670,933
                                                                                                                      ------------
         MidCap Growth Portfolio
            Standard ....................................................    61,749.654      27.532665    1,700,133
            GMDB ........................................................    13,266.410      26.865263      356,406
            GMDB & GMIB .................................................     2,162.140      26.214505       56,679      2,113,218
                                                                                                                      ------------
         Small Capitalization Portfolio
            Standard ....................................................    33,492.069      14.623948      489,786
            GMDB ........................................................     6,783.189      14.269235       96,791
            GMDB & GMIB .................................................         4.616      13.923419           64        586,641
                                                                                                                      ------------
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio
            Standard ....................................................    13,864.616      14.048731      194,780
            GMDB ........................................................     2,892.000      13.790405       39,882
            GMDB & GMIB .................................................     1,541.454      13.537066       20,867        255,529
                                                                                                                      ------------
      American Century Variable Portfolios, Inc:
         Balanced Fund
            Standard ....................................................     7,465.972      11.854850       88,508
            GMDB & GMIB .................................................       856.453      11.666332        9,992         98,500
                                                                                                                      ------------
         Income & Growth Fund
            Standard ....................................................    33,161.750      14.828896      491,752
            GMDB ........................................................     4,453.032      14.469813       64,435
            GMDB & GMIB .................................................       659.644      14.119662        9,314        565,501
                                                                                                                      ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===========================================================================================================================
                                                                                        UNIT                    SUB-ACCOUNT
                                                                        UNITS          VALUE         VALUE         TOTAL
---------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      American Century Variable Portfolios, Inc: (continued)
         Inflation Protection Fund
            Standard ..........................................        4,843.322   $  11.431103   $    55,365
            GMDB & GMIB .......................................          930.029      11.182028        10,400   $    65,765
                                                                                                                -----------
         International Fund
            Standard ..........................................       35,647.374      18.027448       642,631
            GMDB ..............................................        5,234.980      17.590510        92,086
            GMDB & GMIB .......................................        9,197.620      17.164357       157,871       892,588
                                                                                                                -----------
         Value Fund
            Standard ..........................................       72,041.935      18.130460     1,306,153
            GMDB ..............................................        7,962.725      17.691072       140,869
            GMDB & GMIB .......................................        4,285.803      17.262631        73,984     1,521,006
                                                                                                                -----------
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund
            Standard ..........................................        1,006.073      10.582065        10,646        10,646
                                                                                                                -----------
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio
            Standard ..........................................          955.049      12.701023        12,130
            GMDB & GMIB .......................................           87.561      12.499006         1,094        13,224
                                                                                                                -----------
      The Dreyfus Socially Responsible Growth Fund, Inc.
            Standard ..........................................        7,982.797      11.231173        89,656
            GMDB ..............................................        6,920.612      10.958867        75,842
            GMDB & GMIB .......................................          830.443      10.693316         8,880       174,378
                                                                                                                -----------
      Dreyfus Stock Index Fund:
            Standard ..........................................      122,733.209      14.405865     1,768,078
            GMDB ..............................................       32,563.054      14.056628       457,727
            GMDB & GMIB .......................................       10,296.727      13.716121       141,231     2,367,036
                                                                                                                -----------
      Dreyfus Variable Investment Fund:
         International Value Portfolio
            Standard ..........................................       30,079.160      18.221099       548,075
            GMDB ..............................................        3,590.050      17.779407        63,829
            GMDB & GMIB .......................................           80.985      17.348659         1,405       613,309
                                                                                                                -----------
      Federated Insurance Series:
         Capital Income Fund II
            Standard ..........................................       30,936.178      10.345234       320,042
            GMDB ..............................................        3,401.100      10.094482        34,332
            GMDB & GMIB .......................................        1,027.842       9.850000        10,124       364,498
                                                                                                                -----------
         High Income Bond Fund II
            Standard ..........................................       49,958.826      13.266831       662,795
            GMDB ..............................................        3,260.659      12.944692        42,208
            GMDB & GMIB .......................................        1,423.351      12.630517        17,978       722,981
                                                                                                                -----------
         International Equity Fund II
            Standard ..........................................       17,136.901      16.832246       288,453
            GMDB ..............................................        4,659.089      16.424168        76,522
            GMDB & GMIB .......................................        1,451.724      16.026225        23,266       388,241
                                                                                                                -----------
      Janus Aspen Series:
         Growth and Income Portfolio
            Standard ..........................................       23,700.507      17.138780       406,198
            GMDB ..............................................        4,625.076      16.894492        78,138
            GMDB & GMIB .......................................        2,862.849      16.653958        47,678       532,014
                                                                                                                -----------
         International Growth Portfolio
            Standard ..........................................       36,101.534      40.526636     1,463,074
            GMDB ..............................................        2,215.870      39.949346        88,523
            GMDB & GMIB .......................................        1,939.449      39.380954        76,377     1,627,974
                                                                                                                -----------
         Large Cap Growth Portfolio
            Standard ..........................................       81,433.635      13.981847     1,138,593
            GMDB ..............................................       22,657.287      13.642771       309,108
            GMDB & GMIB .......................................        1,607.915      13.312128        21,405     1,469,106
                                                                                                                -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

===========================================================================================================================
                                                                                        UNIT                    SUB-ACCOUNT
                                                                        UNITS          VALUE         VALUE         TOTAL
---------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Janus Aspen Series: (continued)
         Mid Cap Growth Portfolio
            Standard ..........................................       50,220.410   $  19.316084   $   970,062
            GMDB ..............................................       15,345.393      18.847518       289,223
            GMDB & GMIB .......................................          751.664      18.390670        13,824   $ 1,273,109
                                                                                                                -----------
         Worldwide Growth Portfolio
            Standard ..........................................       65,465.044      14.966225       979,765
            GMDB ..............................................       17,741.295      14.603373       259,083
            GMDB & GMIB .......................................        1,100.038      14.249547        15,675     1,254,523
                                                                                                                -----------
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio
            Standard ..........................................       24,335.191      29.587330       720,013
            GMDB ..............................................          911.432      29.263245        26,671
            GMDB & GMIB .......................................        5,218.801      28.943105       151,048       897,732
                                                                                                                -----------
         International Equity Portfolio
            Standard ..........................................        5,776.909      16.263164        93,951
            GMDB ..............................................          471.332      16.084933         7,581
            GMDB & GMIB .......................................          299.854      15.908839         4,770       106,302
                                                                                                                -----------
         Small Cap Portfolio
            Standard ..........................................       20,014.503      18.014479       360,551
            GMDB ..............................................        3,394.090      17.577860        59,661
            GMDB & GMIB .......................................        1,455.928      17.152090        24,972       445,184
                                                                                                                -----------
         US Strategic Equity Portfolio
            Standard ..........................................       13,411.591      13.480718       180,798
            GMDB & GMIB .......................................        1,817.197      12.835359        23,324       204,122
                                                                                                                -----------
      Legg Mason Partners Variable Equity Trust:
         Aggressive Growth Portfolio
            Standard ..........................................          550.116       9.557220         5,258         5,258
                                                                                                                -----------
         Capital and Income Portfolio
            Standard ..........................................          231.617      10.012004         2,319
            GMDB ..............................................           89.800       9.991517           897         3,216
                                                                                                                -----------
         Fundamental Value Portfolio
            Standard ..........................................          523.682       9.497129         4,973         4,973
                                                                                                                -----------
         Large Cap Growth Portfolio
            Standard ..........................................          534.950       9.921015         5,307         5,307
                                                                                                                -----------
      Legg Mason Partners Variable Income Trust:
         Global High Yield Bond Portfolio
            Standard ..........................................       14,297.157      11.343814       162,184
            GMDB & GMIB .......................................        1,308.594      11.163387        14,608       176,792
                                                                                                                -----------
         Government Portfolio
            Standard ..........................................        2,496.230      10.392615        25,942
            GMDB & GMIB .......................................        2,003.033      10.227287        20,486        46,428
                                                                                                                -----------
         Strategic Bond Portfolio
            Standard ..........................................       14,343.745      11.170254       160,223
            GMDB ..............................................          260.280      11.047794         2,876       163,099
                                                                                                                -----------
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio
            Standard ..........................................       17,342.784      16.498403       286,128
            GMDB ..............................................          401.825      16.268741         6,537
            GMDB & GMIB .......................................        1,952.648      16.042576        31,326       323,991
                                                                                                                -----------
         Growth and Income Portfolio
            Standard ..........................................       60,300.581      18.207798     1,097,941
            GMDB ..............................................       11,552.989      17.766483       205,256
            GMDB & GMIB .......................................        3,446.747      17.336161        59,753     1,362,950
                                                                                                                -----------
      Neuberger Berman Advisers Management Trust:
         Lehman Brothers High Income Bond Portfolio
            Standard ..........................................        1,268.443      10.900483        13,827        13,827
                                                                                                                -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                                                UNIT                    SUB-ACCOUNT
                                                                                 UNITS         VALUE         VALUE         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Neuberger Berman Advisers Management Trust: (continued)
         Lehman Brothers Short Duration Bond Portfolio
            Standard ......................................................    42,167.404   $ 12.800060   $   539,745
            GMDB ..........................................................     6,023.051     12.489854        75,227
            GMDB & GMIB ...................................................       742.684     12.187411         9,051   $   624,023
                                                                                                                        -----------
         Fasciano Portfolio
            Standard ......................................................        17.434     14.441033           252
            GMDB & GMIB ...................................................        51.698     14.041960           726           978
                                                                                                                        -----------
         Mid-Cap Growth Portfolio
            Standard ......................................................    43,379.687     13.318043       577,733
            GMDB ..........................................................     3,414.450     13.053909        44,572
            GMDB & GMIB ...................................................     3,308.274     12.795268        42,330       664,635
                                                                                                                        -----------
         Partners Portfolio
            Standard ......................................................    62,557.151     16.450391     1,029,090     1,029,090
                                                                                                                        -----------
         Regency Portfolio
            Standard ......................................................     4,599.205     19.392791        89,191        89,191
                                                                                                                        -----------
         Socially Responsive Portfolio
            Standard ......................................................     2,395.328     14.160406        33,919        33,919
                                                                                                                        -----------
      Northern Lights Variable Trust:
         JNF Balanced Portfolio
            Standard ......................................................   172,734.977      9.787255     1,690,601
            GMDB ..........................................................    21,385.561      9.767565       208,885
            GMDB & GMIB ...................................................     8,953.169      9.747931        87,275     1,986,761
                                                                                                                        -----------
         JNF Equity Portfolio
            Standard ......................................................   198,253.413      8.962538     1,776,854
            GMDB ..........................................................    25,236.226      8.944493       225,725
            GMDB & GMIB ...................................................     8,288.239      8.926507        73,985     2,076,564
                                                                                                                        -----------
      PIMCO Variable Insurance Trust:
         Money Market Portfolio
            Standard ......................................................   388,186.269     10.784142     4,186,256
            GMDB ..........................................................    84,821.503     10.665910       904,699
            GMDB & GMIB ...................................................    21,510.449     10.549144       226,917     5,317,872
                                                                                                                        -----------
         Real Return Portfolio
            Standard ......................................................    31,280.285     12.317776       385,304
            GMDB ..........................................................     1,176.776     12.146230        14,293
            GMDB & GMIB ...................................................       140.768     11.977278         1,686       401,283
                                                                                                                        -----------
         Short Term Portfolio
            Standard ......................................................    43,996.998     10.721847       471,729
            GMDB ..........................................................    16,561.179     10.604334       175,620
            GMDB & GMIB ...................................................     4,305.778     10.488234        45,160       692,509
                                                                                                                        -----------
         Total Return Portfolio
            Standard ......................................................    67,168.762     11.600147       779,168
            GMDB ..........................................................       553.134     11.438592         6,327
            GMDB & GMIB ...................................................     3,160.610     11.279509        35,650       821,145
                                                                                                                        -----------
      Pioneer Variable Contracts Trust:
         Equity Income Portfolio
            Standard ......................................................    33,651.579     12.989967       437,133
            GMDB ..........................................................        98.712     12.719736         1,256
            GMDB & GMIB ...................................................     3,188.809     12.455329        39,718       478,107
                                                                                                                        -----------
         Fund Portfolio
            Standard ......................................................    26,548.787     11.509406       305,561
            GMDB ..........................................................     1,580.896     11.269902        17,817
            GMDB & GMIB ...................................................     3,020.255     11.035536        33,330       356,708
                                                                                                                        -----------
         High Yield Portfolio
            Standard ......................................................    32,196.814     11.607735       373,732
            GMDB ..........................................................       658.408     11.514994         7,582
            GMDB & GMIB ...................................................     3,374.213     11.423098        38,544       419,858
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                                                UNIT                    SUB-ACCOUNT
                                                                                  UNITS        VALUE         VALUE         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Pioneer Variable Contracts Trust: (continued)
         International Value Portfolio
            Standard ......................................................    20,012.493   $ 11.220371   $   224,548
            GMDB ..........................................................        87.657     11.185186           980   $   225,528
                                                                                                                        -----------
         Mid Cap Value Portfolio
            Standard ......................................................     2,598.643     12.540156        32,587
            GMDB ..........................................................       375.852     12.439980         4,676        37,263
                                                                                                                        -----------
      Royce Capital Fund:
         Micro-Cap Portfolio
            Standard ......................................................     8,684.995     22.319415       193,844
            GMDB ..........................................................     1,183.923     22.008783        26,057
            GMDB & GMIB ...................................................     3,340.594     21.702861        72,500       292,401
                                                                                                                        -----------
         Small-Cap Portfolio
            Standard ......................................................    21,558.635     20.205411       435,601
            GMDB ..........................................................     2,747.681     19.924185        54,745
            GMDB & GMIB ...................................................     1,161.310     19.647213        22,817       513,163
                                                                                                                        -----------
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund
            Standard ......................................................     3,422.387     14.001841        47,920        47,920
                                                                                                                        -----------
         CLS AdvisorOne Clermont Fund
            Standard ......................................................     1,277.822     11.783386        15,057        15,057
                                                                                                                        -----------
         Banking Fund
            Standard ......................................................     1,856.959      8.755141        16,258        16,258
                                                                                                                        -----------
         Basic Materials Fund
            Standard ......................................................    22,759.062     20.213091       460,031
            GMDB ..........................................................       119.719     19.991606         2,393
            GMDB & GMIB ...................................................       135.209     19.772793         2,673       465,097
                                                                                                                        -----------
         Biotechnology Fund
            Standard ......................................................     3,221.299      9.907101        31,914        31,914
                                                                                                                        -----------
         Commodities Strategy Fund
            Standard ......................................................     2,025.481     10.080885        20,419        20,419
                                                                                                                        -----------
         Consumer Products Fund
            Standard ......................................................       736.522     12.959205         9,545         9,545
                                                                                                                        -----------
         Dow 2X Strategy Fund
            Standard ......................................................     4,653.967     14.373569        66,894
            GMDB & GMIB ...................................................     1,522.991     14.080793        21,445        88,339
                                                                                                                        -----------
         Electronics Fund
            Standard ......................................................     1,361.722      9.054583        12,330        12,330
                                                                                                                        -----------
         Energy Fund
            Standard ......................................................    34,427.166     23.958045       824,808
            GMDB ..........................................................       376.316     23.695509         8,917
            GMDB & GMIB ...................................................       188.134     23.436141         4,409       838,134
                                                                                                                        -----------
         Energy Services Fund
            Standard ......................................................    29,999.477     26.148176       784,432
            GMDB ..........................................................       536.628     25.861605        13,878
            GMDB & GMIB ...................................................       550.816     25.578463        14,089       812,399
                                                                                                                        -----------
         Europe 1.25X Strategy Fund
            Standard ......................................................     9,870.187     17.975744       177,424
            GMDB ..........................................................        73.941     17.778746         1,315
            GMDB & GMIB ...................................................       816.300     17.584128        14,354       193,093
                                                                                                                        -----------
         Financial Services Fund
            Standard ......................................................     1,187.585     10.775929        12,797        12,797
                                                                                                                        -----------
         Government Long Bond 1.2X Strategy Fund
            Standard ......................................................    27,053.968     11.349859       307,059
            GMDB ..........................................................     1,292.159     11.191785        14,462
            GMDB & GMIB ...................................................     1,992.490     11.036086        21,989       343,510
                                                                                                                        -----------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

==================================================================================================================================
                                                                                               UNIT                    SUB-ACCOUNT
                                                                                  UNITS       VALUE          VALUE        TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Health Care Fund
            Standard ....................................................      2,448.856   $ 11.892872   $    29,124
            GMDB ........................................................        582.021     11.762480         6,846   $    35,970
                                                                                                                       -----------
         Internet Fund
            Standard ....................................................      2,371.247     12.813312        30,384        30,384
                                                                                                                       -----------
         Inverse Dow 2X Strategy Fund
            Standard ....................................................        289.820      6.043691         1,752         1,752
                                                                                                                       -----------
         Inverse Government Long Bond Strategy Fund
            Standard ....................................................     49,973.102      8.126171       406,090       406,090
                                                                                                                       -----------
         Inverse OTC Strategy Fund
            Standard ....................................................      1,050.473      7.333621         7,704         7,704
                                                                                                                       -----------
         Inverse Russell 2000 Strategy Fund
            Standard ....................................................      4,186.428      7.294188        30,537        30,537
                                                                                                                       -----------
         Inverse S&P 500 Strategy Fund
            Standard ....................................................      1,533.811      6.300607         9,664         9,664
                                                                                                                       -----------
         Japan 1.25X Strategy Fund
            Standard ....................................................      6,199.409     11.112712        68,892        68,892
                                                                                                                       -----------
         Large Cap Growth
            Standard ....................................................      8,601.794     11.319445        97,368
            GMDB & GMIB .................................................        457.069     11.088800         5,068       102,436
                                                                                                                       -----------
         Large Cap Value Fund
            Standard ....................................................      5,886.444     12.422508        73,124
            GMDB & GMIB .................................................         52.303     12.169437           636        73,760
                                                                                                                       -----------
         Leisure Fund
            Standard ....................................................         80.681     12.630330         1,019
            GMDB ........................................................      1,005.422     12.491894        12,560        13,579
                                                                                                                       -----------
         Mid Cap 1.5X Strategy Fund
            Standard ....................................................      2,831.494     22.349868        63,284
            GMDB & GMIB .................................................        141.848     21.732473         3,083        66,367
                                                                                                                       -----------
         Mid-Cap Growth Fund
            Standard ....................................................      3,659.402     13.221873        48,384
            GMDB & GMIB .................................................        153.426     12.952498         1,987        50,371
                                                                                                                       -----------
         Mid-Cap Value
            Standard ....................................................      7,334.590     13.097449        96,064
            GMDB & GMIB .................................................         51.445     12.830651           660        96,724
                                                                                                                       -----------
         Nova Fund
            Standard ....................................................     35,989.484     13.484529       485,301
            GMDB & GMIB .................................................        251.068     12.877430         3,233       488,534
                                                                                                                       -----------
         OTC 2X Strategy Fund
            Standard ....................................................      5,910.242     15.138086        89,470
            GMDB ........................................................      1,262.522     14.972130        18,903
            GMDB & GMIB .................................................        809.086     14.808203        11,981       120,354
                                                                                                                       -----------
         OTC Fund
            Standard ....................................................     23,389.600     17.011790       397,899
            GMDB ........................................................      3,134.234     16.624116        52,104
            GMDB & GMIB .................................................      6,469.199     16.245552       105,096       555,099
                                                                                                                       -----------
         Precious Metals Fund
            Standard ....................................................     19,655.248     19.278714       378,928
            GMDB ........................................................     12,987.763     19.067264       247,641
            GMDB & GMIB .................................................      3,866.951     18.858380        72,924       699,493
                                                                                                                       -----------
         Real Estate Fund
            Standard ....................................................      3,475.544     14.526075        50,486        50,486
                                                                                                                       -----------
         Retailing Fund
            Standard ....................................................        296.087     10.376882         3,072         3,072
                                                                                                                       -----------
         Russell 2000 1.5X Strategy Fund
            Standard ....................................................      8,747.087     21.930793       191,831
            GMDB & GMIB .................................................         63.476     21.324955         1,354       193,185
                                                                                                                       -----------

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

==================================================================================================================================
                                                                                               UNIT                    SUB-ACCOUNT
                                                                                  UNITS       VALUE          VALUE        TOTAL
----------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         S&P 500 2X Strategy Fund
            Standard ....................................................      4,122.942   $ 14.260791   $    58,796
            GMDB & GMIB .................................................      1,844.802     13.950083        25,735   $    84,531
                                                                                                                       -----------
         Sector Rotation Fund
            Standard ....................................................      3,590.668     20.339861        73,034
            GMDB & GMIB .................................................        698.706     19.777968        13,819        86,853
                                                                                                                       -----------
         Small-Cap Growth Fund
            Standard ....................................................     10,769.524     12.635193       136,075
            GMDB ........................................................        187.119     12.505744         2,340
            GMDB & GMIB .................................................        504.226     12.377780         6,241       144,656
                                                                                                                       -----------
         Small-Cap Value Fund
            Standard ....................................................      6,062.101     10.846851        65,755        65,755
                                                                                                                       -----------
         Strengthening Dollar 2X Strategy Fund
            Standard ....................................................        667.719      8.014605         5,352         5,352
                                                                                                                       -----------
         Technology Fund
            Standard ....................................................      2,506.480     12.091149        30,306        30,306
                                                                                                                       -----------
         Telecommunications Fund
            Standard ....................................................        772.594     13.712381        10,594
            GMDB & GMIB .................................................        536.002     13.413553         7,190        17,784
                                                                                                                       -----------
         Transportation Fund
            Standard ....................................................        390.419     12.802388         4,998         4,998
                                                                                                                       -----------
         U.S. Government Money Market Fund
            Standard ....................................................     46,024.560     10.229263       470,797
            GMDB ........................................................      7,241.171     10.026395        72,603
            GMDB & GMIB .................................................        878.241      9.827713         8,631       552,031
                                                                                                                       -----------
         Utilities Fund
            Standard ....................................................     20,730.770     16.686641       345,927
            GMDB & GMIB .................................................      5,500.752     16.323253        89,790       435,717
                                                                                                                       -----------
         Weakening Dollar 2X Strategy Fund
            Standard ....................................................      6,327.974     12.947994        81,935        81,935
                                                                                                                       -----------
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio
            Standard ....................................................     34,195.504      8.118445       277,614
            GMDB ........................................................      6,517.189      7.933394        51,703
            GMDB & GMIB .................................................        886.976      7.752715         6,876       336,193
                                                                                                                       -----------
         Global Technology Portfolio
            Standard ....................................................     20,372.723      6.698421       136,465
            GMDB ........................................................      5,305.989      6.545756        34,732
            GMDB & GMIB .................................................      1,613.252      6.396667        10,319       181,516
                                                                                                                       -----------
      Third Avenue Variable Series Trust:
         Value Portfolio
            Standard ....................................................     40,559.950     19.684481       798,402
            GMDB ........................................................      1,434.340     19.410525        27,841
            GMDB & GMIB .................................................      1,422.909     19.140686        27,235       853,478
                                                                                                                       -----------
      Van Eck Worldwide Insurance Trust:
         Absolute Return Fund
            Standard ....................................................      2,430.170     10.601003        25,762
            GMDB ........................................................      6,147.604     10.453387        64,263
            GMDB & GMIB .................................................      1,462.134     10.307976        15,072       105,097
                                                                                                                       -----------
         Bond Fund
            Standard ....................................................     11,930.067     15.376486       183,443
            GMDB ........................................................      1,797.531     15.003887        26,970
            GMDB & GMIB .................................................        136.721     14.640510         2,002       212,415
                                                                                                                       -----------
         Emerging Markets Fund
            Standard ....................................................     46,021.656     32.413361     1,491,717
            GMDB ........................................................      2,459.065     31.627648        77,774
            GMDB & GMIB .................................................      1,796.815     30.861563        55,453     1,624,944
                                                                                                                       -----------

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                                               UNIT                     SUB-ACCOUNT
                                                                                    UNITS      VALUE         VALUE         TOTAL
------------------------------------------------------------------------------------------------------------------------------------
Net assets attributable to: (continued)
   Contract owners' deferred annuity reserves: (continued)
     Van Eck Worldwide Insurance Trust: (continued)
       Hard Assets Fund
         Standard ..........................................................   52,020.936   $ 36.025255   $  1,874,067
         GMDB ..............................................................    7,496.624     35.152395        263,524
         GMDB & GMIB .......................................................    2,832.134     34.301285         97,146  $  2,234,737
                                                                                                                        ------------
       Real Estate Fund
         Standard ..........................................................    6,768.019     26.099608        176,643
         GMDB ..............................................................    1,998.193     25.467171         50,888
         GMDB & GMIB .......................................................    1,141.020     24.850472         28,355       255,886
                                                                                                                        ------------
     Wells Fargo Advantage VT Funds:
       Discovery Fund
         Standard ..........................................................   58,073.268     15.483971        899,205
         GMDB ..............................................................      292.186     15.357507          4,487
         GMDB & GMIB .......................................................    1,509.492     15.232252         22,993       926,685
                                                                                                                        ------------
       Opportunity Fund
         Standard ..........................................................   27,106.284     20.335997        551,233
         GMDB ..............................................................    1,916.526     19.843087         38,030
         GMDB & GMIB .......................................................    3,278.467     19.362435         63,479       652,742
------------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' deferred annuity reserves ..................................................................................................  $ 56,421,620
------------------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves: (standard contracts only)
     AIM Variable Insurance Funds:
       Basic Value Fund ..............................................................................................  $      7,854
     Alger American Fund:
       Small Capitalization Portfolio ................................................................................         7,243
     Lazard Retirement Series, Inc:
       International Equity Portfolio ................................................................................        13,208
     Legg Mason Partners Variable Equity Trust:
       Fundamental Value Portfolio ...................................................................................         5,343
     Neuberger Berman Advisers Management Trust:
       Partners Portfolio ............................................................................................         9,422
     PIMCO Variable Insurance Trust:
       Money Market Portfolio ........................................................................................         9,791
       Real Return Portfolio .........................................................................................         4,908
     Pioneer Variable Contracts Trust:
       Fund Portfolio ................................................................................................         8,337
     Van Eck Worldwide Insurance Trust:
       Absolute Return Fund ..........................................................................................         2,356
------------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' annuity payment
           reserves ..................................................................................................  $     68,462
------------------------------------------------------------------------------------------------------------------------------------
         Net assets attributable to contract owners' reserves ........................................................  $ 56,490,082
====================================================================================================================================

================================================================================

THIS PAGE INTENTIONALLY LEFT BLANK.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================

                                                                                       40|86 SERIES TRUST
                                                            -----------------------------------------------------------------------

                                                                                            FIXED         GOVERNMENT       MONEY
                                                            BALANCED (i)*  EQUITY (i)*   INCOME (a)*   SECURITIES (a)*  MARKET (a)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ...................................  $      12,422  $       203   $     9,102   $         9,790  $   35,060
Expenses:
   Mortality and expense risk fees .......................         10,833       12,218         2,759             3,501      10,565
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................          1,589      (12,015)        6,343             6,289      24,495
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................        355,860     (137,858)       (9,708)          (25,626)         --
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............             --           --            --                --          --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...............         35,049      271,425            --                --          --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .............................        390,909      133,567        (9,708)          (25,626)         --
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ....................       (308,525)      36,611        10,506            23,483          --
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ................................  $      83,973  $   158,163   $     7,141   $         4,146  $   24,495
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                      40|86 SERIES TRUST
                                                            ------------------------------------------------------------------------

                                                                                            FIXED         GOVERNMENT       MONEY
                                                            BALANCED (i)*  EQUITY (i)*   INCOME (a)*   SECURITIES (a)*  MARKET (a)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $       1,589  $   (12,015)  $     6,343   $         6,289  $    24,495
   Net realized gain (loss) on investments in portfolio
      shares .............................................        390,909      133,567        (9,708)          (25,626)          --
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ....................       (308,525)      36,611        10,506            23,483           --
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................         83,973      158,163         7,141             4,146       24,495
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...          4,311       38,325            41                16          215
   Contract redemptions ..................................        (27,248)     (72,241)      (60,575)          (51,195)     (45,648)
   Net transfers (including mortality transfers) .........     (2,166,537)  (2,516,059)     (782,000)       (1,010,870)  (3,056,078)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ................     (2,189,474)  (2,549,975)     (842,534)       (1,062,049)  (3,101,511)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ........     (2,105,501)  (2,391,812)     (835,393)       (1,057,903)  (3,077,016)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................      2,105,501    2,391,812       835,393         1,057,903    3,077,016
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .................  $          --  $        --   $        --   $            --  $        --
====================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================

                                                                                                              THE ALGER
                                                                                                              AMERICAN
                                      AIM VARIABLE INSURANCE FUNDS                                              FUND
----------------------------------------------------------------------------------------------------------   ------------
                                         GLOBAL       GLOBAL
   BASIC        CORE       FINANCIAL     HEALTH        REAL           HIGH         MID CAP
   VALUE       EQUITY      SERVICES       CARE        ESTATE          YIELD      CORE EQUITY   TECHNOLOGY      GROWTH
-------------------------------------------------------------------------------------------------------------------------
$     281    $   2,192    $   2,407    $      --    $    31,235    $   21,271    $       101   $       --    $     5,010

    1,361        2,874        2,482        1,890         10,978         6,637          2,581          721         20,961
-------------------------------------------------------------------------------------------------------------------------
   (1,080)        (682)         (75)      (1,890)        20,257        14,634         (2,480)        (721)       (15,951)
-------------------------------------------------------------------------------------------------------------------------

    6,039       15,231       10,556        2,977        137,452        13,148         12,246        5,690        139,428

       48           --          307           --          7,981            --             --           --             --

    4,682           --        8,780           --         66,569            --          3,033           --             --
-------------------------------------------------------------------------------------------------------------------------
   10,769       15,231       19,643        2,977        212,002        13,148         15,279        5,690        139,428
-------------------------------------------------------------------------------------------------------------------------

  (17,625)      (2,287)     (57,357)       9,648       (258,236)      (19,994)        (1,314)      (4,576)       110,592
-------------------------------------------------------------------------------------------------------------------------
$  (7,936)   $  12,262    $ (37,789)   $  10,735    $   (25,977)   $    7,788    $    11,485   $      393    $   234,069
=========================================================================================================================

=========================================================================================================================

                                                                                                              THE ALGER
                                                                                                              AMERICAN
                                        AIM VARIABLE INSURANCE FUNDS                                            FUND
----------------------------------------------------------------------------------------------------------   ------------
                                         GLOBAL       GLOBAL
   BASIC        CORE       FINANCIAL     HEALTH        REAL           HIGH         MID CAP
   VALUE       EQUITY      SERVICES       CARE        ESTATE          YIELD      CORE EQUITY   TECHNOLOGY      GROWTH
-------------------------------------------------------------------------------------------------------------------------
$  (1,080)   $    (682)   $     (75)   $  (1,890)   $    20,257    $   14,634    $    (2,480)  $     (721)   $   (15,951)
   10,769       15,231       19,643        2,977        212,002        13,148         15,279        5,690        139,428

  (17,625)      (2,287)     (57,357)       9,648       (258,236)      (19,994)        (1,314)      (4,576)       110,592
-------------------------------------------------------------------------------------------------------------------------
   (7,936)      12,262      (37,789)      10,735        (25,977)        7,788         11,485          393        234,069
-------------------------------------------------------------------------------------------------------------------------

      641          249        1,921        2,235         23,989        35,187          1,099          103         65,946
   (3,421)    (106,557)     (82,025)      (9,520)      (196,443)      (79,526)        (3,919)     (13,244)      (233,806)
   10,880       70,566        1,621       88,193       (305,630)      (78,999)        57,080      (20,953)        29,871
-------------------------------------------------------------------------------------------------------------------------

    8,100      (35,742)     (78,483)      80,908       (478,084)     (123,338)        54,260      (34,094)      (137,989)
-------------------------------------------------------------------------------------------------------------------------
      164      (23,480)    (116,272)      91,643       (504,061)     (115,550)        65,745      (33,701)        96,080
-------------------------------------------------------------------------------------------------------------------------
   81,350      240,374      230,946      121,754      1,005,380       400,716        140,926       67,849      1,373,836
-------------------------------------------------------------------------------------------------------------------------
$  81,514    $ 216,894    $ 114,674    $ 213,397    $   501,319    $  285,166    $   206,671   $   34,148    $ 1,469,916
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                                      ALLIANCEBERNSTEIN   AMERICAN
                                                                                                           VARIABLE        CENTURY
                                                                                                           PRODUCTS        VARIABLE
                                                              THE ALGER AMERICAN FUND (CONTINUED)           SERIES       PORTFOLIOS
                                                         -------------------------------------------  -----------------  -----------

                                                           LEVERAGED       MIDCAP         SMALL          GROWTH AND
                                                             ALLCAP        GROWTH     CAPITALIZATION       INCOME         BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..........................................  $        --    $        --   $          --   $          2,197   $      189
Expenses:
   Mortality and expense risk fees ....................       22,336         27,582          10,099              2,667          481
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..............      (22,336)       (27,582)        (10,099)              (470)        (292)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .............................      187,271         62,264          79,373              5,478       (1,935)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ............           --        172,780              --                476           75

   Net realized long-term capital gain distributions
      from investments in portfolio shares ............           --         53,882              --              6,980          386

------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..........................      187,271        288,926          79,373             12,934       (1,474)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................      250,132        218,117          37,309             (5,370)        (534)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations ........................  $   415,067    $   479,461   $     106,583   $          7,094   $   (2,300)
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                                      ALLIANCEBERNSTEIN   AMERICAN
                                                                                                           VARIABLE        CENTURY
                                                                                                           PRODUCTS        VARIABLE
                                                             THE ALGER AMERICAN FUND (CONTINUED)            SERIES        PORTFOLIOS
                                                         -------------------------------------------  -----------------  -----------

                                                           LEVERAGED       MIDCAP          SMALL         GROWTH AND
                                                             ALLCAP        GROWTH     CAPITALIZATION       INCOME         BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................  $   (22,336)   $   (27,582)  $     (10,099)  $           (470)  $     (292)
   Net realized gain (loss) on investments in portfolio
      shares ..........................................      187,271        288,926          79,373             12,934       (1,474)
   Net change in unrealized appreciation
      (depreciation) of investments in
          portfolio shares ............................      250,132        218,117          37,309             (5,370)        (534)
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net
             assets from operations ...................      415,067        479,461         106,583              7,094       (2,300)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) ............................       39,101         55,060           2,588                 --          272
   Contract redemptions ...............................     (287,566)      (219,267)       (232,967)           (17,010)      (4,231)
   Net transfers (including mortality transfers) ......      163,600        227,048        (199,116)           172,314       95,744
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions .............      (84,865)        62,841        (429,495)           155,304       91,785
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .....      330,202        542,302        (322,912)           162,398       89,485
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................    1,340,731      1,570,916         916,796             93,131        9,015
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ..............  $ 1,670,933    $ 2,113,218   $     593,884   $        255,529   $   98,500
====================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================

                                                                                                                 DREYFUS
                                                         DIREXION       DREYFUS                                 VARIABLE
                  AMERICAN CENTURY                      INSURANCE     INVESTMENT                               INVESTMENT
          VARIABLE PORTFOLIOS (CONTINUED)                 TRUST       PORTFOLIOS                                  FUND
-----------------------------------------------------   ----------   -----------                               ------------
                                                                                     DREYFUS
                                                                                     SOCIALLY     DREYFUS
 INCOME &    INFLATION                                  DYNAMIC VP    SMALL CAP    RESPONSIBLE     STOCK       DISCIPLINED
  GROWTH     PROTECTION   INTERNATIONAL       VALUE      HY BOND     STOCK INDEX     GROWTH        INDEX        STOCK (h)*
---------------------------------------------------------------------------------------------------------------------------
$   12,597   $    2,235   $       3,983   $    33,099   $      460   $       169   $       956   $    42,654   $        --

     9,515          714          10,025        28,696          175           387         2,857        38,313           648
---------------------------------------------------------------------------------------------------------------------------
     3,082        1,521          (6,042)        4,403          285          (218)       (1,901)        4,341          (648)
---------------------------------------------------------------------------------------------------------------------------

    60,524          (77)        118,779        26,317           24         5,033         8,878       223,892         6,228

        --           --              --       109,294           --            68            --            --            --

        --           --              --        62,348           --         1,748            --            --        23,917
---------------------------------------------------------------------------------------------------------------------------
    60,524          (77)        118,779       197,959           24         6,849         8,878       223,892        30,145
---------------------------------------------------------------------------------------------------------------------------

   (76,130)       2,318         (14,413)     (304,336)        (612)       (4,966)        3,986      (125,318)      (22,442)
---------------------------------------------------------------------------------------------------------------------------
$  (12,524)  $    3,762   $      98,324   $  (101,974)  $     (303)  $     1,665   $    10,963   $   102,915   $     7,055
===========================================================================================================================

===========================================================================================================================

                                                                                                                DREYFUS
                                                         DIREXION       DREYFUS                                 VARIABLE
                    AMERICAN CENTURY                    INSURANCE     INVESTMENT                               INVESTMENT
            VARIABLE PORTFOLIOS (CONTINUED)               TRUST       PORTFOLIOS                                  FUND
-----------------------------------------------------   ----------   -----------                               -----------
                                                                                     DREYFUS
                                                                                     SOCIALLY      DREYFUS
  INCOME &   INFLATION                                  DYNAMIC VP    SMALL CAP    RESPONSIBLE      STOCK      DISCIPLINED
   GROWTH    PROTECTION   INTERNATIONAL     VALUE         HY BOND    STOCK INDEX     GROWTH         INDEX       STOCK (h)*
---------------------------------------------------------------------------------------------------------------------------
$    3,082   $    1,521   $      (6,042)  $     4,403   $      285   $      (218)  $    (1,901)  $     4,341   $      (648)
    60,524          (77)        118,779       197,959           24         6,849         8,878       223,892        30,145

   (76,130)       2,318         (14,413)     (304,336)        (612)       (4,966)        3,986      (125,318)      (22,442)
---------------------------------------------------------------------------------------------------------------------------
   (12,524)       3,762          98,324      (101,974)        (303)        1,665        10,963       102,915         7,055
---------------------------------------------------------------------------------------------------------------------------

     2,290           (1)         36,338        49,133           --            --           389       150,281            31
  (109,703)      (2,754)       (229,691)     (417,348)     (14,775)       (1,265)      (30,072)     (338,484)       (1,526)
   (25,026)      26,896         357,333       (60,955)      14,950       (30,673)      (31,678)     (462,520)     (142,235)
---------------------------------------------------------------------------------------------------------------------------

  (132,439)      24,141         163,980      (429,170)         175       (31,938)      (61,361)     (650,723)     (143,730)
---------------------------------------------------------------------------------------------------------------------------
  (144,963)      27,903         262,304      (531,144)        (128)      (30,273)      (50,398)     (547,808)     (136,675)
---------------------------------------------------------------------------------------------------------------------------
   710,464       37,862         630,284     2,052,150       10,774        43,497       224,776     2,914,844       136,675
---------------------------------------------------------------------------------------------------------------------------
$  565,501   $   65,765   $     892,588   $ 1,521,006   $   10,646   $    13,224   $   174,378   $ 2,367,036   $        --
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                DREYFUS
                                                                VARIABLE                                                 JANUS
                                                               INVESTMENT                                                ASPEN
                                                             FUND (CONTINUED)         FEDERATED INSURANCE SERIES        SERIES
                                                             ----------------  --------------------------------------  -------------
                                                                                              HIGH
                                                               INTERNATIONAL     CAPITAL     INCOME     INTERNATIONAL   GROWTH AND
                                                                  VALUE         INCOME II    BOND II      EQUITY II       INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..  $         13,302  $    24,847  $  68,131  $          808  $     12,198
Expenses:
   Mortality and expense risk fees ........................            11,795        5,676     12,264           5,913        10,711
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income (expense) ......................             1,507       19,171     55,867          (5,105)        1,487
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
 portfolio shares:
   Net realized gains (losses) on sales of investments
     in  portfolio shares .................................             6,267        8,401     33,162          28,361       125,539
   Net realized short-term capital gain distributions
     from investments in portfolio shares .................            20,820           --         --              --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................            86,024           --         --              --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on investments in portfolio
     shares ...............................................           113,111        8,401     33,162          28,361       125,539
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................           (86,918)     (19,144)   (66,716)          4,244       (71,648)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations ........................................  $         27,700  $     8,428  $  22,313  $       27,500  $     55,378
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                DREYFUS
                                                                VARIABLE                                                 JANUS
                                                                INVESTMENT                                               ASPEN
                                                             FUND (CONTINUED)        FEDERATED INSURANCE SERIES         SERIES
                                                             ----------------  --------------------------------------  -------------
                                                                                             HIGH
                                                             INTERNATIONAL      CAPITAL     INCOME     INTERNATIONAL   GROWTH AND
                                                                 VALUE         INCOME II    BOND II      EQUITY II       INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................  $          1,507  $   19,171  $   55,867  $       (5,105) $      1,487
   Net realized gain (loss) on investments in portfolio
     shares ...............................................           113,111       8,401      33,162          28,361       125,539
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................           (86,918)    (19,144)    (66,716)          4,244       (71,648)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
           operations .....................................            27,700       8,428      22,313          27,500        55,378
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....            27,184           1       1,516             836        14,190
   Contract redemptions ...................................          (212,482)   (179,638)   (126,816)       (155,955)     (150,877)
   Net transfers (including mortality transfers) ..........          (232,480)    191,910    (209,071)         79,023      (257,425)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
           contract owners' transactions ..................          (417,778)     12,273    (334,371)        (76,096)     (394,112)
------------------------------------------------------------------------------------------------------------------------------------
           Net increase (decrease) in net assets ..........          (390,078)     20,701    (312,058)        (48,596)     (338,734)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................         1,003,387     343,797   1,035,039         436,837       870,748
------------------------------------------------------------------------------------------------------------------------------------
              Net assets, end of period ...................  $        613,309  $  364,498  $  722,981  $      388,241  $    532,014
====================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================

                                                                                                                 LEGG MASON
                                                                                                                  PARTNERS
                                                                                                                  VARIABLE
             JANUS ASPEN SERIES (CONTINUED)                           LAZARD RETIREMENT SERIES                   EQUITY TRUST
-------------------------------------------------------  ------------------------------------------------------  -------------
                                                                                                        US
   INTERNATIONAL    LARGE CAP    MID CAP     WORLDWIDE   EMERGING      INTERNATIONAL               STRATEGIC     AGGRESSIVE
       GROWTH         GROWTH     GROWTH        GROWTH     MARKETS          EQUITY      SMALL CAP   EQUITY (k)*   GROWTH (b)*
------------------------------------------------------------------------------------------------------------------------------
   $         9,288  $    10,863  $    2,672  $    9,735  $      8,535  $        3,040  $       --  $      2,947  $         --
            20,804       22,976      18,820      19,294         9,689           2,049       8,207         3,450           101
------------------------------------------------------------------------------------------------------------------------------
           (11,516)     (12,113)    (16,148)     (9,559)       (1,154)            991      (8,207)         (503)         (101)
------------------------------------------------------------------------------------------------------------------------------

           181,687       99,611     106,954      73,849       104,573           1,910       4,885        11,817          (163)
                --           --          --          --        36,207           4,248      83,759        12,860            --
                --           --       6,742          --        77,514          16,714     119,106        33,437            30
------------------------------------------------------------------------------------------------------------------------------
           181,687       99,611     113,696      73,849       218,294          22,872     207,750        58,114          (133)
------------------------------------------------------------------------------------------------------------------------------

           164,864      111,490     137,498      34,460       (39,582)        (10,847)   (242,630)      (63,747)         (206)
------------------------------------------------------------------------------------------------------------------------------
   $       335,035  $   198,988  $  235,046  $   98,750  $    177,558  $       13,016  $  (43,087) $     (6,136) $       (440)
==============================================================================================================================

===============================================================================================================================

                                                                                                                 LEGG MASON
                                                                                                                  PARTNERS
                                                                                                                  VARIABLE
            JANUS ASPEN SERIES (CONTINUED)                             LAZARD RETIREMENT SERIES                  EQUITY TRUST
-------------------------------------------------------  ------------------------------------------------------  --------------
                                                                                                      US
   INTERNATIONAL    LARGE CAP    MID CAP     WORLDWIDE    EMERGING     INTERNATIONAL                STRATEGIC    AGGRESSIVE
      GROWTH         GROWTH      GROWTH       GROWTH      MARKETS         EQUITY       SMALL CAP    EQUITY (k)*   GROWTH (b)*
-------------------------------------------------------------------------------------------------------------------------------
   $       (11,516) $   (12,113) $  (16,148) $   (9,559) $     (1,154) $          991  $   (8,207) $       (503) $        (101)
           181,687       99,611     113,696      73,849       218,294          22,872     207,750        58,114           (133)

           164,864      111,490     137,498      34,460       (39,582)        (10,847)   (242,630)      (63,747)          (206)
-------------------------------------------------------------------------------------------------------------------------------
           335,035      198,988     235,046      98,750       177,558          13,016     (43,087)       (6,136)          (440)
-------------------------------------------------------------------------------------------------------------------------------

           110,246       21,621      25,776      51,520        25,702           3,214       3,488         7,668            895
          (365,052)    (234,100)   (199,421)    (89,031)      (55,221)         (8,921)    (72,607)      (66,961)          (494)
           227,522      (48,970)    (20,626)    (66,159)      103,161         (13,011)   (123,463)       63,817          5,297
-------------------------------------------------------------------------------------------------------------------------------

           (27,284)    (261,449)   (194,271)   (103,670)       73,642         (18,718)   (192,582)        4,524          5,698
-------------------------------------------------------------------------------------------------------------------------------
           307,751      (62,461)     40,775      (4,920)      251,200          (5,702)   (235,669)       (1,612)         5,258
-------------------------------------------------------------------------------------------------------------------------------
         1,320,223    1,531,567   1,232,334   1,259,443       646,532         125,212     680,853       205,734             --
-------------------------------------------------------------------------------------------------------------------------------
   $     1,627,974  $ 1,469,106  $1,273,109  $1,254,523  $    897,732  $      119,510  $  445,184  $    204,122  $       5,258
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==================================================================================================================================

                                                                      LEGG MASON PARTNERS                 LEGG MASON PARTNERS
                                                               VARIABLE EQUITY TRUST (CONTINUED)         VARIABLE INCOME TRUST
                                                          ------------------------------------------  ----------------------------

                                                              CAPITAL                                   GLOBAL
                                                                AND        FUNDAMENTAL   LARGE CAP    HIGH YIELD
                                                            INCOME (b)*     VALUE (b)*   GROWTH (b)*   BOND (c)*  GOVERNMENT (d)*
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ...........................................  $           45  $        144  $          2  $   13,082  $         2,499
Expenses:
   Mortality and expense risk fees .....................              31           299           106       2,414            1,271
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .................              14          (155)         (104)     10,668            1,228
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of investments
     in  portfolio shares ..............................              (1)          513           599        (354)         (12,338)
   Net realized short-term capital gain distributions
     from  investments in portfolio shares .............             103           112            --         580               --
   Net realized long-term capital gain distributions
      from  investments in portfolio shares ............             413           612            --         252               --
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio  shares .............................             515         1,237           599         478          (12,338)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .....................            (536)       (1,067)         (364)    (13,933)          (1,918)
----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets
            from operations ............................  $           (7)  $        15  $        131 $    (2,787) $       (13,028)
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==================================================================================================================================

                                                                      LEGG MASON PARTNERS                 LEGG MASON PARTNERS
                                                               VARIABLE EQUITY TRUST (CONTINUED)         VARIABLE INCOME TRUST
                                                          ------------------------------------------  ----------------------------

                                                              CAPITAL                                   GLOBAL
                                                                AND       FUNDAMENTAL     LARGE CAP   HIGH YIELD
                                                            INCOME (b)*    VALUE (b)*    GROWTH (b)*   BOND (c)*  GOVERNMENT (d)*
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................  $           14  $       (155) $       (104) $   10,668  $         1,228
   Net realized gain (loss) on investments in
      portfolio shares .................................             515         1,237           599         478          (12,338)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ............................................            (536)       (1,067)         (364)    (13,933)          (1,918)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
        from operations ................................              (7)           15           131      (2,787)         (13,028)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ........................................           1,418             5            --          --               --
   Contract redemptions ................................            (772)         (857)      (10,537)     (2,605)         (17,576)
   Net transfers (including mortality transfers) .......           2,577        11,153        15,713      57,196           77,032
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ..............           3,223        10,301         5,176      54,591           59,456
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...........           3,216        10,316         5,307      51,804           46,428
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................              --            --            --     124,988               --
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .....................  $        3,216  $     10,316  $      5,307  $  176,792  $        46,428
==================================================================================================================================

*     See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

    LEGG MASON
 PARTNERS VARIABLE
    INCOME TRUST                                                                                       NEUBERGER BERMAN
     (CONTINUED)        LEGG MASON PARTNERS VARIABLE PORTFOLIOS   LORD ABBETT SERIES FUND           ADVISERS MANAGEMENT TRUST
---------------------  -----------------------------------------  ------------------------  ----------------------------------------
                                                                                               LEHMAN        LEHMAN
                                                                                              BROTHERS       BROTHERS
   STRATEGIC                         LARGE CAP        TOTAL       AMERICA'S   GROWTH AND    HIGH INCOME   SHORT DURATION
    BOND (c)*          ALL CAP (e)*  GROWTH (f)*    RETURN (g)*     VALUE       INCOME       BOND (l)*      BOND (m)*     FASCIANO
------------------------------------------------------------------------------------------------------------------------------------
   $          7,992    $        219  $          --  $         21  $    9,830  $     16,958  $      1,049  $       17,759  $      --

              2,490             275             40            13       4,193        20,663           191           8,431         53
------------------------------------------------------------------------------------------------------------------------------------
              5,502            (56)            (40)            8       5,637        (3,705)          858           9,328        (53)
------------------------------------------------------------------------------------------------------------------------------------

               (448)          1,030            393           191       3,225        58,350           234           2,990     (1,026)

                 --           3,671             --            13       1,312         6,360            --              --         --

                 --             125             --             3       9,060        87,156            --              --         22
------------------------------------------------------------------------------------------------------------------------------------
               (448)          4,826            393           207      13,597       151,866           234           2,990     (1,004)
------------------------------------------------------------------------------------------------------------------------------------

             (4,871)         (1,262)          (178)         (126)    (23,482)     (113,667)       (1,052)          6,877        (37)
------------------------------------------------------------------------------------------------------------------------------------
   $            183    $      3,508  $         175  $         89  $   (4,248) $     34,494  $         40  $       19,195  $  (1,094)
====================================================================================================================================

====================================================================================================================================

     LEGG MASON
 PARTNERS VARIABLE
    INCOME TRUST                                                                                           NEUBERGER BERMAN
    (CONTINUED)         LEGG MASON PARTNERS VARIABLE PORTFOLIOS    LORD ABBETT SERIES FUND          ADVISERS MANAGEMENT TRUST
---------------------  -----------------------------------------  ------------------------  ---------------------------------------=
                                                                                              LEHMAN           LEHMAN
                                                                                             BROTHERS         BROTHERS
   STRATEGIC                          LARGE CAP       TOTAL       AMERICA'S   GROWTH AND    HIGH INCOME    SHORT DURATION
    BOND (c)*          ALL CAP (e)*  GROWTH (f)*    RETURN (g)*      VALUE      INCOME       BOND (l)*         BOND (m)*   FASCIANO
------------------------------------------------------------------------------------------------------------------------------------
   $          5,502    $        (56) $         (40) $          8  $    5,637  $     (3,705) $        858  $        9,328  $     (53)
               (448)          4,826            393           207      13,597       151,866           234           2,990     (1,004)

             (4,871)         (1,262)          (178)         (126)    (23,482)     (113,667)       (1,052)          6,877        (37)
------------------------------------------------------------------------------------------------------------------------------------
                183           3,508            175            89      (4,248)       34,494            40          19,195     (1,094)
------------------------------------------------------------------------------------------------------------------------------------

                 --              17             --             2       2,787         4,734            --           3,533         --
             (5,029)           (468)          (298)          (86)     (9,752)     (190,707)         (105)       (110,050)       (37)
            (11,761)        (13,631)       (17,588)       (2,595)    261,656      (103,028)        1,081         146,009     (2,237)
------------------------------------------------------------------------------------------------------------------------------------

            (16,790)        (14,082)       (17,886)       (2,679)    254,691      (289,001)          976          39,492     (2,274)
------------------------------------------------------------------------------------------------------------------------------------
            (16,607)        (10,574)       (17,711)       (2,590)    250,443      (254,507)        1,016          58,687     (3,368)
------------------------------------------------------------------------------------------------------------------------------------
            179,706          10,574         17,711         2,590      73,548     1,617,457        12,811         565,336      4,346
------------------------------------------------------------------------------------------------------------------------------------
   $        163,099    $         --  $          --  $         --  $  323,991  $  1,362,950  $     13,827  $      624,023  $     978
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================

                                                                                    NEUBERGER BERMAN               NORTHERN LIGHTS
                                                                          ADVISERS MANAGEMENT TRUST (CONTINUED)    VARIABLE TRUST
                                                                         ---------------------------------------   ----------------
                                                                          MID-CAP                      SOCIALLY         JNF
                                                                          GROWTH   PARTNERS  REGENCY  RESPONSIVE    BALANCED (j)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..............  $     --  $  6,259  $   457  $       37   $        24,979
Expenses:
   Mortality and expense risk fees ....................................     9,167    13,744    1,605         890            21,561
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..............................    (9,167)   (7,485)  (1,148)       (853)            3,418
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .............................................    64,075    22,690    6,299      14,494            (8,417)
   Net realized short-term capital gain distributions from investments
      in portfolio shares .............................................        --     3,248      474         138                --
   Net realized long-term capital gain distributions from investments
      in portfolio shares .............................................        --    94,700    2,275          --                --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ..    64,075   120,638    9,048      14,632            (8,417)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................................    55,963   (42,872)  (5,223)     (8,414)          (53,255)
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations .....  $110,871  $ 70,281  $ 2,677  $    5,365   $       (58,254)
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                    NEUBERGER BERMAN                NORTHERN LIGHTS
                                                                         ADVISERS MANAGEMENT TRUST (CONTINUED)       VARIABLE TRUST
                                                                      -------------------------------------------   ----------------
                                                                       MID-CAP                          SOCIALLY          JNF
                                                                       GROWTH    PARTNERS    REGENCY   RESPONSIVE     BALANCED (j)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................................  $ (9,167) $   (7,485) $  (1,148) $     (853)  $         3,418
   Net realized gain (loss) on investments in portfolio shares .....    64,075     120,638      9,048      14,632            (8,417)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...........................    55,963     (42,872)    (5,223)     (8,414)          (53,255)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .....   110,871      70,281      2,677       5,365           (58,254)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .............       108       1,106         --         181             8,770
   Contract redemptions ............................................   (40,728)    (61,612)    (5,063)     (5,898)         (157,217)
   Net transfers (including mortality transfers) ...................    19,632      40,596    (84,763)    (63,184)        2,193,462
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ..........................   (20,988)    (19,910)   (89,826)    (68,901)        2,045,015
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ..................    89,883      50,371    (87,149)    (63,536)        1,986,761
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................   574,752     988,141    176,340      97,455                --
------------------------------------------------------------------------------------------------------------------------------------
              Net assets, end of period ............................  $664,635  $1,038,512  $  89,191  $   33,919   $     1,986,761
====================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================

NORTHERN LIGHTS
 VARIABLE TRUST
  (CONTINUED)               PIMCO VARIABLE INSURANCE TRUST                      PIONEER VARIABLE CONTRACTS TRUST
---------------   ------------------------------------------------   --------------------------------------------------
      JNF            MONEY        REAL        SHORT        TOTAL        CORE        EQUITY                     HIGH
  EQUITY (j)*       MARKET       RETURN       TERM        RETURN     BOND (ae)*     INCOME        FUND         YIELD
-----------------------------------------------------------------------------------------------------------------------
$            --   $  201,234   $  15,960   $   22,969   $   38,624   $      119   $   18,277   $    3,238   $   14,997

         23,084       62,244       4,863        6,998       11,529           38       12,174        4,637        4,238
-----------------------------------------------------------------------------------------------------------------------
        (23,084)     138,990      11,097       15,971       27,095           81        6,103       (1,399)      10,759
-----------------------------------------------------------------------------------------------------------------------

        (24,408)          --      (5,971)           9       (3,657)         (31)      79,746       45,957        9,963

             --           --         926           --           --           --        1,419           --           23

             --           --           4           --           --           --       31,383           --          195
-----------------------------------------------------------------------------------------------------------------------
        (24,408)          --      (5,041)           9       (3,657)         (31)     112,548       45,957       10,181
-----------------------------------------------------------------------------------------------------------------------

       (219,356)          --      26,392         (859)      29,920           57     (105,680)     (29,414)      (7,226)
-----------------------------------------------------------------------------------------------------------------------
$      (266,848)  $  138,990   $  32,448   $   15,121   $   53,358   $      107   $   12,971   $   15,144   $   13,714
=======================================================================================================================

=========================================================================================================================

NORTHERN LIGHTS
 VARIABLE TRUST
  (CONTINUED)               PIMCO VARIABLE INSURANCE TRUST                      PIONEER VARIABLE CONTRACTS TRUST
---------------   ---------------------------------------------------   -------------------------------------------------
      JNF            MONEY          REAL         SHORT        TOTAL        CORE        EQUITY                    HIGH
  EQUITY (j)*        MARKET        RETURN        TERM        RETURN     BOND (ae)*     INCOME        FUND        YIELD
-------------------------------------------------------------------------------------------------------------------------
$       (23,084)  $    138,990   $   11,097   $   15,971   $   27,095   $       81   $    6,103   $  (1,399)  $   10,759
        (24,408)            --       (5,041)           9       (3,657)         (31)     112,548      45,957       10,181

       (219,356)            --       26,392         (859)      29,920           57     (105,680)    (29,414)      (7,226)
-------------------------------------------------------------------------------------------------------------------------
       (266,848)       138,990       32,448       15,121       53,358          107       12,971      15,144       13,714
-------------------------------------------------------------------------------------------------------------------------

         82,219      1,000,736       46,024      115,944       20,196           (1)      36,703      11,228           73
       (103,697)      (816,853)     (24,590)     (13,789)    (119,864)          --     (121,870)    (28,636)     (64,566)
      2,364,890      4,365,688       38,277      248,665      148,426       (4,724)    (434,930)     (5,723)     263,043
-------------------------------------------------------------------------------------------------------------------------

      2,343,412      4,549,571       59,711      350,820       48,758       (4,725)    (520,097)    (23,131)     198,550
-------------------------------------------------------------------------------------------------------------------------
      2,076,564      4,688,561       92,159      365,941      102,116       (4,618)    (507,126)     (7,987)     212,264
-------------------------------------------------------------------------------------------------------------------------
             --        639,102      314,032      326,568      719,029        4,618      985,233     373,032      207,594
-------------------------------------------------------------------------------------------------------------------------
$     2,076,564   $  5,327,663   $  406,191   $  692,509   $  821,145   $       --   $  478,107   $ 365,045   $  419,858
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                        PIONEER VARIABLE                                  RYDEX
                                                                   CONTRACTS TRUST (CONTINUED)   ROYCE CAPITAL FUND   VARIABLE TRUST
                                                                   ---------------------------  --------------------  --------------
                                                                   INTERNATIONAL       MID CAP                        CLS ADVISORONE
                                                                       VALUE            VALUE   MICRO-CAP  SMALL-CAP      AMERIGO
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........  $         495       $   277  $   4,372  $     278  $         176
Expenses:
   Mortality and expense risk fees ..............................          2,418           607      5,513      8,965            590
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ........................         (1,923)         (330)    (1,141)    (8,687)          (414)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................         10,106         1,991     34,207     58,847             14
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................             --           780      7,163      7,964          1,180
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................          1,709         4,164     17,747     16,262            604
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ....................................         11,815         6,935     59,117     83,073          1,798
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...........................          5,305        (4,286)   (36,478)   (85,746)         3,194
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations ..................................  $      15,197       $ 2,319  $  21,498  $ (11,360) $       4,578
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                        PIONEER VARIABLE                                  RYDEX
                                                                   CONTRACTS TRUST (CONTINUED)   ROYCE CAPITAL FUND   VARIABLE TRUST
                                                                   ---------------------------  --------------------  --------------
                                                                   INTERNATIONAL       MID CAP                        CLS ADVISORONE
                                                                       VALUE            VALUE   MICRO-CAP  SMALL-CAP      AMERIGO
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $      (1,923)      $  (330) $  (1,141) $  (8,687) $        (414)
   Net realized gain (loss) on investments in portfolio shares ..         11,815         6,935     59,117     83,073          1,798
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ........................          5,305        (4,286)   (36,478)   (85,746)         3,194
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..         15,197         2,319     21,498    (11,360)         4,578
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........             --            --     22,268     15,752             --
   Contract redemptions .........................................       (118,274)       (1,407)  (119,495)   (78,464)          (516)
   Net transfers (including mortality transfers) ................        185,860         2,951     55,248   (168,230)         4,934
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions .......................         67,586         1,544    (41,979)  (230,942)         4,418
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ...............         82,783         3,863    (20,481)  (242,302)         8,996
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................        142,745        33,400    312,882    755,465         38,924
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ........................  $     225,528       $37,263  $ 292,401  $ 513,163  $      47,920
====================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
CLS ADVISORONE                 BASIC                      COMMODITIES    CONSUMER       DOW 2X
   CLERMONT       BANKING    MATERIALS   BIOTECHNOLOGY   STRATEGY (n)*   PRODUCTS   STRATEGY (o)*   ELECTRONICS     ENERGY
----------------------------------------------------------------------------------------------------------------------------
$          296   $     184   $     662   $          --   $          --   $    183   $         834   $        --   $      --

           153         190       6,428             440              93        371           1,785           292       8,944
----------------------------------------------------------------------------------------------------------------------------
           143          (6)     (5,766)           (440)            (93)      (188)           (951)         (292)     (8,944)
----------------------------------------------------------------------------------------------------------------------------

          (100)    (12,348)     86,173          (3,852)           (324)     2,539          (9,213)       (3,736)    (35,599)

           863          --      21,784              --              --        491           8,346            --       1,528

         1,232          --      14,344              --              --        298             539            --      64,369
----------------------------------------------------------------------------------------------------------------------------
         1,995     (12,348)    122,301          (3,852)           (324)     3,328            (328)       (3,736)     30,298
----------------------------------------------------------------------------------------------------------------------------

        (1,684)        (34)    (11,198)           (740)          2,164     (1,821)         (5,365)         (820)    140,018
----------------------------------------------------------------------------------------------------------------------------
$          454   $ (12,388)  $ 105,337   $      (5,032)  $       1,747   $  1,319   $      (6,644)  $    (4,848)  $ 161,372
============================================================================================================================

============================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
CLS ADVISORONE                 BASIC                      COMMODITIES    CONSUMER       DOW 2X
   CLERMONT       BANKING    MATERIALS   BIOTECHNOLOGY   STRATEGY (n)*   PRODUCTS   STRATEGY (o)*   ELECTRONICS     ENERGY
----------------------------------------------------------------------------------------------------------------------------
$          143   $      (6)  $  (5,766)  $        (440)  $         (93)  $   (188)  $        (951)  $      (292)  $  (8,944)
         1,995     (12,348)    122,301          (3,852)           (324)     3,328            (328)       (3,736)     30,298

        (1,684)        (34)    (11,198)           (740)          2,164     (1,821)         (5,365)         (820)    140,018
----------------------------------------------------------------------------------------------------------------------------
           454     (12,388)    105,337          (5,032)          1,747      1,319          (6,644)       (4,848)    161,372
----------------------------------------------------------------------------------------------------------------------------

            --         448      27,906             381              --         --             488            --      14,875
            --         (15)   (103,004)         (1,169)             --    (62,650)        (12,376)         (958)    (76,528)
         4,825      22,227     174,093          37,734          11,816      2,630          35,710       (10,222)    140,084
----------------------------------------------------------------------------------------------------------------------------

         4,825      22,660      98,995          36,946          11,816    (60,020)         23,822       (11,180)     78,431
----------------------------------------------------------------------------------------------------------------------------
         5,279      10,272     204,332          31,914          13,563    (58,701)         17,178       (16,028)    239,803
----------------------------------------------------------------------------------------------------------------------------
         9,778       5,986     260,765              --           6,856     68,246          71,161        28,358     598,331
----------------------------------------------------------------------------------------------------------------------------
$       15,057   $  16,258   $ 465,097   $      31,914   $      20,419   $  9,545   $      88,339   $    12,330   $ 838,134
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------

                                                                                                         GOVERNMENT
                                                                   ENERGY   EUROPE 1.25X   FINANCIAL      LONG BOND         HEALTH
                                                                  SERVICES  STRATEGY (p)*   SERVICES  1.2X STRATEGY (q)*     CARE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....   $      --  $       4,148  $   2,194  $            8,621  $      --
Expenses:
   Mortality and expense risk fees ............................      7,980          3,348        769               3,526      1,151
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................     (7,980)           800      1,425               5,095     (1,151)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
      portfolio shares ........................................     46,076         39,563    (24,768)             11,564     11,955
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................      1,062         14,747      6,236                  --        612
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................     41,499          2,070      5,854                  --         32
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..................................     88,637         56,380    (12,678)             11,564     12,599
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .........................     60,255        (32,217)     1,873               9,769        181
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations .....................................  $ 140,912  $      24,963  $  (9,380) $           26,428  $  11,629
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                 -------------------------------------------------------------------

                                                                                                         GOVERNMENT
                                                                   ENERGY   EUROPE 1.25X   FINANCIAL      LONG BOND         HEALTH
                                                                  SERVICES  STRATEGY (p)*   SERVICES  1.2X STRATEGY (q)*     CARE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $  (7,980) $         800  $   1,425  $            5,095  $  (1,151)
   Net realized gain (loss) on investments in portfolio
      shares ..................................................     88,637         56,380    (12,678)             11,564     12,599
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................     60,255        (32,217)     1,873               9,769        181
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................    140,912         24,963     (9,380)             26,428     11,629
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........      9,607            782     11,143                 409        801
   Contract redemptions .......................................    (76,720)      (202,932)   (67,625)             (8,293)    (5,171)
   Net transfers (including mortality transfers) ..............    393,132         (5,441)   (60,775)            146,261   (127,653)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions .....................    326,019       (207,591)  (117,257)            138,377   (132,023)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets .............    466,931       (182,628)  (126,637)            164,805   (120,394)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................    345,468        375,721    139,434             178,705    156,364
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ......................  $ 812,399  $     193,093  $  12,797  $          343,510  $  35,970
====================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                             INVERSE
             INVERSE        GOVERNMENT       INVERSE        INVERSE          INVERSE        INVERSE
             DOW 2X         LONG BOND        MID-CAP          OTC         RUSSELL 2000      S&P 500        JAPAN 1.25X    LARGE CAP
INTERNET  STRATEGY (r)*   STRATEGY (s)*   STRATEGY (t)*   STRATEGY (u)*   STRATEGY (v)*   STRATEGY (w)*   STRATEGY (x)*    GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$     --  $          90   $      19,726   $          --   $         207   $       1,696   $         386   $       4,287   $      --

     716            211           6,518              45             224             694             258           1,529       1,275
------------------------------------------------------------------------------------------------------------------------------------
    (716)          (121)         13,208             (45)            (17)          1,002             128           2,758      (1,275)
------------------------------------------------------------------------------------------------------------------------------------

  (1,317)       (18,147)          2,471             650         (16,504)         (8,659)         (3,523)        (18,583)      5,966

      --             --              --              --              --              --              --              --       1,692

      --             --              --              --              --              --              --              --         615
------------------------------------------------------------------------------------------------------------------------------------
  (1,317)       (18,147)          2,471             650         (16,504)         (8,659)         (3,523)        (18,583)      8,273
------------------------------------------------------------------------------------------------------------------------------------

  (2,463)         5,927         (41,026)            468             824           4,142             751           3,460      (3,071)
------------------------------------------------------------------------------------------------------------------------------------
$ (4,496) $     (12,341)  $     (25,347)  $       1,073   $     (15,697)  $      (3,515)  $      (2,644)  $     (12,365)  $   3,927
====================================================================================================================================

====================================================================================================================================

                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                             INVERSE
             INVERSE        GOVERNMENT       INVERSE        INVERSE          INVERSE        INVERSE
             DOW 2X         LONG BOND        MID-CAP          OTC         RUSSELL 2000      S&P 500        JAPAN 1.25X    LARGE CAP
INTERNET  STRATEGY (r)*   STRATEGY (s)*   STRATEGY (t)*   STRATEGY (u)*   STRATEGY (v)*   STRATEGY (w)*   STRATEGY (x)*    GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$   (716) $        (121)  $      13,208   $         (45)  $         (17)  $       1,002   $         128   $       2,758   $  (1,275)
  (1,317)       (18,147)          2,471             650         (16,504)         (8,659)         (3,523)        (18,583)      8,273

  (2,463)         5,927         (41,026)            468             824           4,142             751           3,460      (3,071)
------------------------------------------------------------------------------------------------------------------------------------
  (4,496)       (12,341)        (25,347)          1,073         (15,697)         (3,515)         (2,644)        (12,365)      3,927
------------------------------------------------------------------------------------------------------------------------------------

      --             --              --              --               2              --              --             (20)         --
  (3,212)        (1,260)        (25,733)            (54)           (228)         (2,182)           (197)        (45,563)    (32,344)
 (10,476)       (15,470)         33,456          (8,243)          9,201          (5,687)          4,072         (17,476)     (7,369)
------------------------------------------------------------------------------------------------------------------------------------

 (13,688)       (16,730)          7,723          (8,297)          8,975          (7,869)          3,875         (63,059)    (39,713)
------------------------------------------------------------------------------------------------------------------------------------
 (18,184)       (29,071)        (17,624)         (7,224)         (6,722)        (11,384)          1,231         (75,424)    (35,786)
------------------------------------------------------------------------------------------------------------------------------------
  48,568         30,823         423,714           7,224          14,426          41,921           8,433         144,316     138,222
------------------------------------------------------------------------------------------------------------------------------------
$ 30,384  $       1,752   $     406,090   $          --   $       7,704   $      30,537   $       9,664   $      68,892   $ 102,436
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ------------------------------------------------------------
                                                                        LARGE CAP               MID CAP 1.5X    MID-CAP    MID-CAP
                                                                          VALUE      LEISURE   STRATEGY (y)*    GROWTH      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $   1,419   $     --   $       2,213   $     --   $   2,013
Expenses:
   Mortality and expense risk fees ...................................      3,407        485           2,184        923       3,451
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............................     (1,988)      (485)             29       (923)     (1,438)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................................      3,745      2,388         (19,569)     6,387      30,806
   Net realized short-term capital gain distributions from investments
      in portfolio shares ............................................      6,658      1,817           4,772      1,347          --
   Net realized long-term capital gain distributions from investments
      in portfolio shares ............................................      3,848        536          11,950      1,162          98
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .........................................     14,251      4,741          (2,847)     8,896      30,904
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................................    (18,399)    (5,336)          7,881      1,033     (25,567)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ....  $  (6,136)  $ (1,080)  $       5,063   $  9,006   $   3,899
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ------------------------------------------------------------
                                                                        LARGE CAP               MID CAP 1.5X    MID-CAP    MID-CAP
                                                                          VALUE      LEISURE   STRATEGY (y)*    GROWTH      VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $  (1,988)  $   (485)  $          29   $   (923)  $  (1,438)
   Net realized gain (loss) on investments in portfolio shares .......     14,251      4,741          (2,847)     8,896      30,904
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ............................................    (18,399)    (5,336)          7,881      1,033     (25,567)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......     (6,136)    (1,080)          5,063      9,006       3,899
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............     10,879        171          35,727        (65)     11,032
   Contract redemptions ..............................................   (200,999)   (63,714)        (10,081)   (11,628)    (31,754)
   Net transfers (including mortality transfers) .....................   (229,894)   (14,852)        (21,706)    (7,643)   (189,777)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ............................   (420,014)   (78,395)          3,940    (19,336)   (210,499)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ....................   (426,150)   (79,475)          9,003    (10,330)   (206,600)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................    499,910     93,054          57,364     60,701     303,324
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period .............................  $  73,760   $ 13,579   $      66,367   $ 50,371   $  96,724
====================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
               OTC 2X                   PRECIOUS     REAL                      RUSSELL 2000        S&P 500 2X      SECTOR
   NOVA     STRATEGY (z)*      OTC       METALS     ESTATE     RETAILING   1.5X STRATEGY (aa)*   STRATEGY (ab)*   ROTATION
---------------------------------------------------------------------------------------------------------------------------
$   7,592   $         393   $     427   $     --   $   3,309   $      --   $            331      $          656   $     --

    7,028           1,632       7,695      6,631       1,901          94                742               1,874      1,132
---------------------------------------------------------------------------------------------------------------------------
      564          (1,239)     (7,268)    (6,631)      1,408         (94)              (411)             (1,218)    (1,132)
---------------------------------------------------------------------------------------------------------------------------

   50,785          17,498      79,157     56,378     (42,439)        (32)            (5,815)              5,629      1,798

       --              --          --         --       8,254         621                 --               5,634      3,836

       --              --          --         --       8,254       1,189              1,113               1,378      1,591
---------------------------------------------------------------------------------------------------------------------------
   50,785          17,498      79,157     56,378     (25,931)      1,778             (4,702)             12,641      7,225
---------------------------------------------------------------------------------------------------------------------------

  (43,126)          9,480       9,276     (4,228)      2,874          20            (10,353)             (7,671)     7,565
---------------------------------------------------------------------------------------------------------------------------
$   8,223   $      25,739   $  81,165   $ 45,519   $ (21,649)  $   1,704   $        (15,466)     $        3,752   $ 13,658
===========================================================================================================================

===========================================================================================================================

                                              RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
               OTC 2X                   PRECIOUS     REAL                      RUSSELL 2000        S&P 500 2X      SECTOR
   NOVA     STRATEGY (z)*      OTC       METALS     ESTATE     RETAILING   1.5X STRATEGY (aa)*   STRATEGY (ab)*   ROTATION
---------------------------------------------------------------------------------------------------------------------------
$     564   $      (1,239)  $  (7,268)  $ (6,631)  $   1,408   $     (94)  $           (411)     $       (1,218)  $ (1,132)
   50,785          17,498      79,157     56,378     (25,931)      1,778             (4,702)             12,641      7,225

  (43,126)          9,480       9,276     (4,228)      2,874          20            (10,353)             (7,671)     7,565
---------------------------------------------------------------------------------------------------------------------------
    8,223          25,739      81,165     45,519     (21,649)      1,704            (15,466)              3,752     13,658
---------------------------------------------------------------------------------------------------------------------------

    2,612             292       3,401        605      16,169          --                  4              11,476         --
 (154,065)         (4,763)   (154,472)   (36,760)   (110,660)       (111)          (158,554)           (110,160)   (20,444)
  106,203         (15,668)    144,097    104,889     (34,805)     (3,745)           207,111            (110,032)    32,862
---------------------------------------------------------------------------------------------------------------------------

  (45,250)        (20,139)     (6,974)    68,734    (129,296)     (3,856)            48,561            (208,716)    12,418
---------------------------------------------------------------------------------------------------------------------------
  (37,027)          5,600      74,191    114,253    (150,945)     (2,152)            33,095            (204,964)    26,076
---------------------------------------------------------------------------------------------------------------------------
  525,561         114,754     480,908    585,240     201,431       5,224            160,090             289,495     60,777
---------------------------------------------------------------------------------------------------------------------------
$ 488,534   $     120,354   $ 555,099   $699,493   $  50,486   $   3,072   $        193,185      $       84,531   $ 86,853
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                                          STRENGTHENING
                                                                   SMALL-CAP  SMALL-CAP     DOLLAR 2X                     TELE-
                                                                     GROWTH     VALUE    STRATEGY (ac)*  TECHNOLOGY  COMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........  $      --  $     120  $           --  $       --  $           31
Expenses:
   Mortality and expense risk fees ..............................      2,426        899              45         376             654
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ........................     (2,426)      (779)            (45)       (376)           (623)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................      6,621     (1,114)           (889)     (4,139)         12,106
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................      8,298      5,064              --          --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................      5,875      3,526              --          --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ..............................................     20,794      7,476            (889)     (4,139)         12,106
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...........................    (20,398)   (16,316)            164        (800)           (571)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets
               from operations ..................................  $  (2,030) $  (9,619) $         (770) $   (5,315) $       10,912
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                                          STRENGTHENING
                                                                   SMALL-CAP  SMALL-CAP     DOLLAR 2X                     TELE-
                                                                     GROWTH     VALUE    STRATEGY (ac)*  TECHNOLOGY  COMMUNICATIONS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $  (2,426) $    (779) $          (45) $     (376) $         (623)
   Net realized gain (loss) on investments in portfolio shares ..     20,794      7,476            (889)     (4,139)         12,106
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................    (20,398)   (16,316)            164        (800)           (571)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..     (2,030)    (9,619)           (770)     (5,315)         10,912
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........          8         --              --         352              --
   Contract redemptions .........................................    (32,326)   (42,582)             --      (3,862)         (4,255)
   Net transfers (including mortality transfers) ................     14,171    (14,879)          6,122       1,516         (11,770)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions .......................    (18,147)   (57,461)          6,122      (1,994)        (16,025)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ...............    (20,177)   (67,080)          5,352      (7,309)         (5,113)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................    164,833    132,835              --      37,615          22,897
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ........................  $ 144,656  $  65,755  $        5,352  $   30,306  $       17,784
====================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

                                                                                           THIRD AVENUE          VAN ECK
                                                                                             VARIABLE           WORLDWIDE
             RYDEX VARIABLE TRUST (CONTINUED)                    SELIGMAN PORTFOLIOS       SERIES TRUST      INSURANCE TRUST
----------------------------------------------------------   ---------------------------   ------------   ---------------------
                     U.S.                      WEAKENING     COMMUNICATIONS
                  GOVERNMENT                   DOLLAR 2X           AND          GLOBAL                    ABSOLUTE
TRANSPORTATION   MONEY MARKET   UTILITIES   STRATEGY (ad)*     INFORMATION    TECHNOLOGY       VALUE       RETURN      BOND
-------------------------------------------------------------------------------------------------------------------------------
$           --   $     33,820   $   6,686   $       10,016   $           --   $       --   $     21,397   $    236   $  16,162

           457         13,091       6,363              357            5,531        2,537         13,879        779       3,738
-------------------------------------------------------------------------------------------------------------------------------
          (457)        20,729         323            9,659           (5,531)      (2,537)         7,518       (543)     12,424
-------------------------------------------------------------------------------------------------------------------------------

         8,661             --      29,611            1,572           44,641       10,537         74,913        757       1,807

            --             --      21,127               --               --           --            912        383          --

         2,802             --      23,978               --               --           --         60,757        427          --
-------------------------------------------------------------------------------------------------------------------------------
        11,463             --      74,716            1,572           44,641       10,537        136,582      1,567       1,807
-------------------------------------------------------------------------------------------------------------------------------

        (4,124)            --     (46,149)          (5,780)           9,500       12,732       (207,089)      (939)      5,526
-------------------------------------------------------------------------------------------------------------------------------
$        6,882   $     20,729   $  28,890   $        5,451   $       48,610   $   20,732   $    (62,989)  $     85   $  19,757
===============================================================================================================================

===============================================================================================================================

                                                                                           THIRD AVENUE          VAN ECK
                                                                                             VARIABLE           WORLDWIDE
             RYDEX VARIABLE TRUST (CONTINUED)                    SELIGMAN PORTFOLIOS       SERIES TRUST      INSURANCE TRUST
----------------------------------------------------------   ---------------------------   ------------   ---------------------
                     U.S.                      WEAKENING     COMMUNICATIONS
                  GOVERNMENT                   DOLLAR 2X           AND          GLOBAL                    ABSOLUTE
TRANSPORTATION   MONEY MARKET   UTILITIES   STRATEGY (ad)*     INFORMATION    TECHNOLOGY       VALUE       RETURN      BOND
-------------------------------------------------------------------------------------------------------------------------------
$         (457)  $     20,729   $     323   $        9,659   $       (5,531)  $   (2,537)  $      7,518   $   (543)  $  12,424
        11,463             --      74,716            1,572           44,641       10,537        136,582      1,567       1,807

        (4,124)            --     (46,149)          (5,780)           9,500       12,732       (207,089)      (939)      5,526
-------------------------------------------------------------------------------------------------------------------------------
         6,882         20,729      28,890            5,451           48,610       20,732        (62,989)        85      19,757
-------------------------------------------------------------------------------------------------------------------------------

           831        543,683      31,158                8           28,599           79        141,501      5,621         841
       (13,553)       (76,681)    (25,955)            (998)         (71,194)      (7,392)      (354,480)    (2,296)    (47,565)
       (46,235)      (692,140)    (35,926)          70,180          (59,824)       2,809         70,515     72,613     (21,846)
-------------------------------------------------------------------------------------------------------------------------------

       (58,957)      (225,138)    (30,723)          69,190         (102,419)      (4,504)      (142,464)    75,938     (68,570)
-------------------------------------------------------------------------------------------------------------------------------
       (52,075)      (204,409)     (1,833)          74,641          (53,809)      16,228       (205,453)    76,023     (48,813)
-------------------------------------------------------------------------------------------------------------------------------
        57,073        756,440     437,550            7,294          390,002      165,288      1,058,931     31,430     261,228
-------------------------------------------------------------------------------------------------------------------------------
$        4,998   $    552,031   $ 435,717   $       81,935   $      336,193   $  181,516   $    853,478   $107,453   $ 212,415
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                   VAN ECK WORLDWIDE               WELLS FARGO
                                                                             INSURANCE TRUST (CONTINUED)       ADVANTAGE VT FUNDS
                                                                          ---------------------------------  -----------------------
                                                                           EMERGING      HARD        REAL
                                                                            MARKETS     ASSETS      ESTATE   DISCOVERY  OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $    7,535  $    1,596  $   5,793  $      --  $     4,641
Expenses:
   Mortality and expense risk fees .....................................      23,522      23,165      6,556     13,798       11,770
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...............................     (15,987)    (21,569)      (763)   (13,798)      (7,129)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..............................................     276,784     189,179     25,097     98,043       63,972
   Net realized short-term capital gain distributions from investments
      in portfolio shares ..............................................     117,423      46,220        141         --       14,165
   Net realized long-term capital gain distributions from investments
      in portfolio shares ..............................................     180,216     109,502     55,667         --       94,603
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio shares ...     574,423     344,901     80,905     98,043      172,740
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..................................     (91,871)    227,098    (79,064)    99,904     (116,449)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from operations ......  $  466,565  $  550,430  $   1,078  $ 184,149  $    49,162
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================

                                                                                    VAN ECK WORLDWIDE               WELLS FARGO
                                                                             INSURANCE TRUST (CONTINUED)       ADVANTAGE VT FUNDS
                                                                          ---------------------------------  -----------------------
                                                                           EMERGING      HARD        REAL
                                                                            MARKETS     ASSETS      ESTATE   DISCOVERY  OPPORTUNITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................................  $  (15,987) $  (21,569) $    (763) $ (13,798) $    (7,129)
   Net realized gain (loss) on investments in portfolio shares .........     574,423     344,901     80,905     98,043      172,740
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares ..............................................     (91,871)    227,098    (79,064)    99,904     (116,449)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........     466,565     550,430      1,078    184,149       49,162
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .................      61,262      41,130     19,081      4,731       12,415
   Contract redemptions ................................................    (532,035)   (161,679)  (142,575)  (153,465)    (145,150)
   Net transfers (including mortality transfers) .......................      20,390     635,769   (128,359)    64,563     (218,185)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            contract owners' transactions ..............................    (450,383)    515,220   (251,853)   (84,171)    (350,920)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets ......................      16,182   1,065,650   (250,775)    99,978     (301,758)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................   1,608,762   1,169,087    506,661    826,707      954,500
------------------------------------------------------------------------------------------------------------------------------------
               Net assets, end of period ...............................  $1,624,944  $2,234,737  $ 255,886  $ 926,685  $   652,742
====================================================================================================================================

* See Footnote 7 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================

------------
  COMBINED
    TOTAL
------------
$    986,227

     848,002
------------
     138,225
------------

   3,528,768

     788,422

   1,844,376
------------
   6,161,566
------------

  (1,485,593)
------------
$  4,814,198
============

============

-------------
  COMBINED
    TOTAL
-------------
$    138,225
   6,161,566

  (1,485,593)
------------
   4,814,198
------------

   3,227,845
 (10,655,443)
     160,940
------------

  (7,266,658)
------------
  (2,452,460)
------------
  58,942,542
------------
$ 56,490,082
============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                          40|86 SERIES TRUST
                                                                   -----------------------------------------------------------------

                                                                                                FIXED      GOVERNMENT      HIGH
                                                                     BALANCED      EQUITY       INCOME     SECURITIES    YIELD (a)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........  $    38,981  $    13,167  $    46,989  $    41,355  $     34,841
Expenses:
   Mortality and expense risk fees ..............................       30,730       35,929       14,173       15,314         7,982
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..........................        8,251      (22,762)      32,816       26,041        26,859
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ........................................      115,447      175,190       (9,037)     (12,457)      (96,266)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ............................           --           --           --           --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ............................           --      285,769           --           --            --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
          shares ................................................      115,447      460,959       (9,037)     (12,457)      (96,266)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...........................      100,829     (144,834)       6,430        5,358        75,831
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..  $   224,527  $   293,363  $    30,209  $    18,942  $      6,424
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                         40|86 SERIES TRUST
                                                                   -----------------------------------------------------------------

                                                                                                FIXED      GOVERNMENT      HIGH
                                                                     BALANCED      EQUITY       INCOME     SECURITIES    YIELD (a)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $     8,251  $   (22,762) $    32,816  $    26,041  $     26,859
   Net realized gain (loss) on investments in portfolio shares ..      115,447      460,959       (9,037)     (12,457)      (96,266)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ............................      100,829     (144,834)       6,430        5,358        75,831
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ....      224,527      293,363       30,209       18,942         6,424
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........      176,648      306,854       32,914       61,504         7,929
   Contract redemptions .........................................     (217,050)    (241,502)    (161,901)     (94,678)      (52,376)
   Net transfers (including mortality transfers) ................     (196,102)    (366,840)    (177,852)    (119,604)     (976,533)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ..........................     (236,504)    (301,488)    (306,839)    (152,778)   (1,020,980)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................      (11,977)      (8,125)    (276,630)    (133,836)   (1,014,556)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................    2,117,478    2,399,937    1,112,023    1,191,739     1,014,556
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ............................  $ 2,105,501  $ 2,391,812  $   835,393  $ 1,057,903  $         --
====================================================================================================================================

a)    For the period January 1, 2006 through August 31, 2006 (liquidation of fund).

b)    For the period April 28, 2006 (inception of fund) through December 31,
      2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d)    Formerly AIM VI Real Estate prior to its name change on July 3, 2006.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================

      40|86
      SERIES
      TRUST
   (CONTINUED)                                         AIM VARIABLE INSURANCE FUNDS
--------------   --------------------------------------------------------------------------------------------------------
                                                                                      GLOBAL
      MONEY                       CORE         CORE      FINANCIAL      GLOBAL         REAL        HIGH        MID CAP
      MARKET     BASIC VALUE   EQUITY (b)    STOCK (c)    SERVICES   HEALTH CARE    ESTATE (d)     YIELD     CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
   $   146,208   $       102   $    1,282   $    1,587   $   3,416   $        --   $     9,545   $  32,299   $     1,049

        46,452         1,200        1,560          672       2,691         1,861         9,033       5,062         1,943
-------------------------------------------------------------------------------------------------------------------------
        99,756        (1,098)        (278)         915         725        (1,861)          512      27,237          (894)
-------------------------------------------------------------------------------------------------------------------------

            --         2,051          135       22,174      13,200         6,608        96,072      (3,321)        1,008

            --           223           --           --          --            --         4,693          --         1,866

            --         3,314           --           --       1,319            --        28,270          --        13,117
-------------------------------------------------------------------------------------------------------------------------
            --         5,588          135       22,174      14,519         6,608       129,035      (3,321)       15,991
-------------------------------------------------------------------------------------------------------------------------

            --         3,587       14,000      (14,833)      9,234        (1,862)       99,146       8,014        (2,685)
-------------------------------------------------------------------------------------------------------------------------
   $    99,756   $     8,077   $   13,857   $    8,256   $  24,478   $     2,885   $   228,693   $  31,930   $    12,412
=========================================================================================================================

=========================================================================================================================

      40|86
      SERIES
      TRUST
   (CONTINUED)                                         AIM VARIABLE INSURANCE FUNDS
--------------   --------------------------------------------------------------------------------------------------------
                                                                                     GLOBAL
      MONEY                       CORE         CORE      FINANCIAL      GLOBAL         REAL        HIGH        MID CAP
      MARKET     BASIC VALUE   EQUITY (b)    STOCK (c)    SERVICES   HEALTH CARE    ESTATE (d)     YIELD     CORE EQUITY
-------------------------------------------------------------------------------------------------------------------------
   $    99,756   $    (1,098)  $     (278)  $      915   $     725   $    (1,861)  $       512   $  27,237   $      (894)
            --         5,588          135       22,174      14,519         6,608       129,035      (3,321)       15,991

            --         3,587       14,000      (14,833)      9,234        (1,862)       99,146       8,014        (2,685)
-------------------------------------------------------------------------------------------------------------------------
        99,756         8,077       13,857        8,256      24,478         2,885       228,693      31,930        12,412
-------------------------------------------------------------------------------------------------------------------------

       309,796         1,261          164           83         395           546        33,735       1,747           886
      (423,846)       (3,915)      (6,954)        (441)     (4,680)         (923)     (123,268)    (19,642)       (6,674)
      (407,493)       (6,464)     233,307     (143,891)     43,238        (1,671)      417,461      67,500         4,980
-------------------------------------------------------------------------------------------------------------------------

      (521,543)       (9,118)     226,517     (144,249)     38,953        (2,048)      327,928      49,605          (808)
-------------------------------------------------------------------------------------------------------------------------
      (421,787)       (1,041)     240,374     (135,993)     63,431           837       556,621      81,535        11,604
-------------------------------------------------------------------------------------------------------------------------
     3,498,803        82,391           --      135,993     167,515       120,917       448,759     319,181       129,322
-------------------------------------------------------------------------------------------------------------------------
   $ 3,077,016   $    81,350   $  240,374   $       --   $ 230,946   $   121,754   $ 1,005,380   $ 400,716   $   140,926
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   AIM
                                                                 VARIABLE
                                                             INSURANCE FUNDS
                                                               (CONTINUED)                    THE ALGER AMERICAN FUNDS
                                                             ---------------  ------------------------------------------------------

                                                                                            LEVERAGED     MIDCAP          SMALL
                                                                TECHNOLOGY       GROWTH       ALLCAP      GROWTH     CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..  $            --  $     2,079  $        --  $        --  $           --
Expenses:
   Mortality and expense risk fees ........................              733       21,702       17,424       25,629          11,628
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ....................             (733)     (19,623)     (17,424)     (25,629)        (11,628)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..................................            3,176       79,835      118,498       82,345         105,383
   Net realized short-term capital gain distributions from
     investments in portfolio shares ......................               --           --           --      187,843              --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ......................               --           --           --       70,063              --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
          shares ..........................................            3,176       79,835      118,498      340,251         105,383
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .....................            2,787      (28,195)      96,242     (183,325)         34,946
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ....................................  $         5,230  $    32,017  $   197,316  $   131,297  $      128,701
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   AIM
                                                                 VARIABLE
                                                             INSURANCE FUNDS
                                                               (CONTINUED)                    THE ALGER AMERICAN FUNDS
                                                             ---------------  ------------------------------------------------------

                                                                                            LEVERAGED     MIDCAP          SMALL
                                                                TECHNOLOGY       GROWTH       ALLCAP      GROWTH     CAPITALIZATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................  $          (733) $   (19,623) $   (17,424) $   (25,629) $      (11,628)
   Net realized gain (loss) on investments in portfolio
     shares ...............................................            3,176       79,835      118,498      340,251         105,383
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...................            2,787      (28,195)      96,242     (183,325)         34,946
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
          operations ......................................            5,230       32,017      197,316      131,297         128,701
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....               62      105,649        6,343       61,301           2,657
   Contract redemptions ...................................           (4,793)     (58,855)    (120,364)    (206,725)        (69,866)
   Net transfers (including mortality transfers) ..........           22,226     (289,754)     (38,123)    (402,264)        126,251
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ....................           17,495     (242,960)    (152,144)    (547,688)         59,042
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............           22,725     (210,943)      45,172     (416,391)        187,743
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................           45,124    1,584,779    1,295,559    1,987,307         729,053
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ......................  $        67,849  $ 1,373,836  $ 1,340,731  $ 1,570,916  $      916,796
====================================================================================================================================

a) Formerly Potomac Insurance Trust and Potomac Dynamic VP HY Bond Fund prior to their name change on April 28, 2006.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================

    ALLIANCE
    VARIABLE                                                                                              DREYFUS
    PRODUCTS                             AMERICAN CENTURY                               DIREXION         INVESTMENT
     SERIES                            VARIABLE PORTFOLIOS                         INSURANCE TRUST (a)   PORTFOLIOS
-------------   ----------------------------------------------------------------   -------------------  -----------
                                                                                                                        DREYFUS
                                                                                                                        SOCIALLY
   GROWTH AND               INCOME &    INFLATION                                      DYNAMIC VP        SMALL CAP    RESPONSIBLE
     INCOME     BALANCED     GROWTH    PROTECTION   INTERNATIONAL       VALUE          HY BOND (a)      STOCK INDEX      GROWTH
----------------------------------------------------------------------------------------------------------------------------------
   $    1,056   $     --   $  11,214   $    2,409   $       6,918   $     24,263   $              488   $       295   $       345

        1,226        398       9,369          836           6,826         27,191                  185           476         3,800
----------------------------------------------------------------------------------------------------------------------------------
         (170)      (398)      1,845        1,573              92         (2,928)                 303          (181)       (3,455)
----------------------------------------------------------------------------------------------------------------------------------

          884      3,624      35,149       (2,429)         68,071         22,811                  164         1,020         6,723

           --         --          --           --              --         80,078                   --           286            --

        3,838         --          --           --              --         72,976                   --         1,386            --
----------------------------------------------------------------------------------------------------------------------------------
        4,722      3,624      35,149       (2,429)         68,071        175,865                  164         2,692         6,723
----------------------------------------------------------------------------------------------------------------------------------

        7,808        690      62,839          895          39,182        127,835                  238         3,207        12,346
----------------------------------------------------------------------------------------------------------------------------------
   $   12,360   $  3,916   $  99,833   $       39   $     107,345   $    300,772   $              705   $     5,718   $    15,614
==================================================================================================================================

==================================================================================================================================

    ALLIANCE
    VARIABLE                                                                                              DREYFUS
    PRODUCTS                             AMERICAN CENTURY                               DIREXION         INVESTMENT
     SERIES                            VARIABLE PORTFOLIOS                         INSURANCE TRUST (a)   PORTFOLIOS
-------------   ----------------------------------------------------------------   -------------------  -----------
                                                                                                                        DREYFUS
                                                                                                                        SOCIALLY
   GROWTH AND               INCOME &    INFLATION                                      DYNAMIC VP        SMALL CAP    RESPONSIBLE
     INCOME     BALANCED     GROWTH    PROTECTION   INTERNATIONAL       VALUE          HY BOND (a)      STOCK INDEX      GROWTH
----------------------------------------------------------------------------------------------------------------------------------
   $     (170)  $   (398)  $   1,845   $    1,573   $          92   $     (2,928)  $              303   $      (181)  $    (3,455)
        4,722      3,624      35,149       (2,429)         68,071        175,865                  164         2,692         6,723

        7,808        690      62,839          895          39,182        127,835                  238         3,207        12,346
----------------------------------------------------------------------------------------------------------------------------------
       12,360      3,916      99,833           39         107,345        300,772                  705         5,718        15,614
----------------------------------------------------------------------------------------------------------------------------------

           --         42       4,136           --           2,354         41,865                   --            --           399
       (2,642)      (657)    (21,920)      (4,801)        (72,980)      (246,711)                 (45)       (9,993)      (14,216)
        9,014      5,714      28,422       (1,982)        175,124        190,605               (1,386)       32,958       (46,698)
----------------------------------------------------------------------------------------------------------------------------------

        6,372      5,099      10,638       (6,783)        104,498        (14,241)              (1,431)       22,965       (60,515)
----------------------------------------------------------------------------------------------------------------------------------
       18,732      9,015     110,471       (6,744)        211,843        286,531                 (726)       28,683       (44,901)
----------------------------------------------------------------------------------------------------------------------------------
       74,399         --     599,993       44,606         418,441      1,765,619               11,500        14,814       269,677
----------------------------------------------------------------------------------------------------------------------------------
   $   93,131   $  9,015   $ 710,464   $   37,862   $     630,284   $  2,052,150   $           10,774   $    43,497   $   224,776
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                      DREYFUS VARIABLE              FEDERATED
                                                                                      INVESTMENT FUNDS           INSURANCE TRUST
                                                                                 --------------------------  -----------------------
                                                                      DREYFUS                                               HIGH
                                                                       STOCK     DISCIPLINED  INTERNATIONAL   CAPITAL      INCOME
                                                                       INDEX        STOCK         VALUE      INCOME II     BOND II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $    44,808  $     1,249  $      15,558  $   8,354  $    59,930
Expenses:
   Mortality and expense risk fees ...............................       40,127        1,982         14,993      2,913       12,870
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................        4,681         (733)           565      5,441       47,060
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .........................................       76,659        3,729         72,307     18,108        6,199
   Net realized short-term capital gain distributions
     from investments in portfolio shares ........................           --           --         22,501         --           --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ........................           --           --         65,404         --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
          shares .................................................       76,659        3,729        160,212     18,108        6,199
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ............................      267,327       14,594         25,863      5,649       34,353
------------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ..  $   348,667  $    17,590  $     186,640  $  29,198  $    87,612
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                      DREYFUS VARIABLE              FEDERATED
                                                                                      INVESTMENT FUNDS           INSURANCE TRUST
                                                                                 --------------------------  -----------------------
                                                                      DREYFUS                                               HIGH
                                                                       STOCK     DISCIPLINED  INTERNATIONAL   CAPITAL      INCOME
                                                                       INDEX        STOCK         VALUE      INCOME II     BOND II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................  $     4,681  $      (733) $         565  $   5,441  $    47,060
   Net realized gain (loss) on investments in portfolio shares ...       76,659        3,729        160,212     18,108        6,199
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..........................      267,327       14,594         25,863      5,649       34,353
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....      348,667       17,590        186,640     29,198       87,612
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........      128,904          131          9,998        144        1,270
   Contract redemptions ..........................................      (96,716)     (13,737)      (114,557)    (5,719)    (122,014)
   Net transfers (including mortality transfers) .................     (172,900)     (19,758)       281,457    181,496      426,925
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ......................................     (140,712)     (33,364)       176,898    175,921      306,181
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................      207,955      (15,774)       363,538    205,119      393,793
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................    2,706,889      152,449        639,849    138,678      641,246
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................  $ 2,914,844  $   136,675  $   1,003,387  $ 343,797  $ 1,035,039
====================================================================================================================================

a)    Formerly Equity prior to its name change effective May 1, 2007.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================

       FEDERATED
       INSURANCE                                                                                   LAZARD RETIREMENT
   TRUST (CONTINUED)                         JANUS ASPEN SERIES                                    SERIES PORTFOLIOS
--------------------  ----------------------------------------------------------------  ---------------------------------------

     INTERNATIONAL    GROWTH AND  INTERNATIONAL   LARGE CAP     MID CAP     WORLDWIDE    EMERGING  US STRATEGIC  INTERNATIONAL
       EQUITY II        INCOME        GROWTH       GROWTH       GROWTH        GROWTH     MARKETS    EQUITY (a)       EQUITY
-------------------------------------------------------------------------------------------------------------------------------
   $             627  $   15,418  $      19,783  $     7,194  $        --  $    21,314  $   2,451  $      1,107  $       1,060

               5,788      13,511         12,054       21,665       18,804       17,990      7,478         3,114          1,747
-------------------------------------------------------------------------------------------------------------------------------
              (5,161)      1,907          7,729      (14,471)     (18,804)       3,324     (5,027)       (2,007)          (687)
-------------------------------------------------------------------------------------------------------------------------------

              44,767      86,805        133,581       47,057      132,330       52,435    108,860        21,809          5,513

                  --          --             --           --           --           --     12,999            --          1,278

                  --          --             --           --           --           --     19,159            --          3,134
-------------------------------------------------------------------------------------------------------------------------------
              44,767      86,805        133,581       47,057      132,330       52,435    141,018        21,809          9,925
-------------------------------------------------------------------------------------------------------------------------------

              21,302     (25,446)       145,188      108,714       30,130      132,460    (14,382)        7,226           (354)
-------------------------------------------------------------------------------------------------------------------------------
   $          60,908  $   63,266  $     286,498  $   141,300  $   143,656  $   188,219  $ 121,609  $     27,028  $       8,884
===============================================================================================================================

===============================================================================================================================

       FEDERATED
       INSURANCE                                                                                   LAZARD RETIREMENT
   TRUST (CONTINUED)                         JANUS ASPEN SERIES                                    SERIES PORTFOLIOS
--------------------  ----------------------------------------------------------------  ---------------------------------------

     INTERNATIONAL    GROWTH AND  INTERNATIONAL   LARGE CAP     MID CAP     WORLDWIDE    EMERGING  US STRATEGIC  INTERNATIONAL
       EQUITY II        INCOME        GROWTH       GROWTH       GROWTH        GROWTH     MARKETS    EQUITY (a)       EQUITY
-------------------------------------------------------------------------------------------------------------------------------
   $          (5,161) $    1,907  $       7,729  $   (14,471) $   (18,804) $     3,324  $  (5,027) $     (2,007) $        (687)
              44,767      86,805        133,581       47,057      132,330       52,435    141,018        21,809          9,925

              21,302     (25,446)       145,188      108,714       30,130      132,460    (14,382)        7,226           (354)
-------------------------------------------------------------------------------------------------------------------------------
              60,908      63,266        286,498      141,300      143,656      188,219    121,609        27,028          8,884
-------------------------------------------------------------------------------------------------------------------------------

              (2,975)      6,795        135,444       18,740        8,617       23,759     33,056        10,507          2,771
             (15,352)    (77,142)      (107,850)    (127,579)    (119,837)    (164,314)   (36,355)       (8,848)       (20,963)
              25,852     (79,751)       672,327      (51,447)    (173,341)     (46,064)   (45,123)       26,221         27,927
-------------------------------------------------------------------------------------------------------------------------------

               7,525    (150,098)       699,921     (160,286)    (284,561)    (186,619)   (48,422)       27,880          9,735
-------------------------------------------------------------------------------------------------------------------------------
              68,433     (86,832)       986,419      (18,986)    (140,905)       1,600     73,187        54,908         18,619
-------------------------------------------------------------------------------------------------------------------------------
             368,404     957,580        333,804    1,550,553    1,373,239    1,257,843    573,345       150,826        106,593
-------------------------------------------------------------------------------------------------------------------------------
   $         436,837  $  870,748  $   1,320,223  $ 1,531,567  $ 1,232,334  $ 1,259,443  $ 646,532  $    205,734  $     125,212
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                         LAZARD
                                                                        RETIREMENT
                                                                         SERIES
                                                                       PORTFOLIOS
                                                                       (CONTINUED)     LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                       -----------   -----------------------------------------------
                                                                                                               GLOBAL
                                                                                     AGGRESSIVE              HIGH YIELD   LARGE CAP
                                                                        SMALL CAP      GROWTH      ALL CAP    BOND (b)      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ............  $        --   $       --   $    137   $    7,131   $      --
Expenses:
   Mortality and expense risk fees ..................................       10,873            2        186        3,056         118
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..............................      (10,873)          (2)       (49)       4,075        (118)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ............................................       28,310          531        992       (5,888)      1,573
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...........................       28,794           --         27           --          --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...........................       30,616           --        346          713          --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ..       87,720          531      1,365       (5,175)      1,573
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...............................       20,613         (399)       722       21,185         178
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ......  $    97,460   $      130   $  2,038   $   20,085   $   1,633
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                         LAZARD
                                                                        RETIREMENT
                                                                         SERIES
                                                                       PORTFOLIOS
                                                                       (CONTINUED)     LEGG MASON PARTNERS VARIABLE PORTFOLIOS (a)
                                                                       -----------   -----------------------------------------------
                                                                                                               GLOBAL
                                                                                     AGGRESSIVE              HIGH YIELD   LARGE CAP
                                                                        SMALL CAP      GROWTH      ALL CAP    BOND (b)      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................................  $   (10,873)  $       (2)  $    (49)  $    4,075   $    (118)
   Net realized gain (loss) on investments in portfolio shares ......       87,720          531      1,365       (5,175)      1,573
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .............................       20,613         (399)       722       21,185         178
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..........       97,460          130      2,038       20,085       1,633
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..............       19,606           --        528           --          --
   Contract redemptions .............................................     (140,491)          --     (2,262)     (23,845)     (1,230)
   Net transfers (including mortality transfers) ....................      (45,318)      (7,524)    (4,433)    (232,308)     17,308
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ...........................     (166,203)      (7,524)    (6,167)    (256,153)     16,078
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ........................      (68,743)      (7,394)    (4,129)    (236,068)     17,711
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................      749,596        7,394     14,703      361,056          --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..................................  $   680,853   $       --   $ 10,574   $  124,988   $  17,711
====================================================================================================================================

a) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.

b) Formerly High Yield Bond prior to its name change effective September 1, 2006.

c)    Formerly SB Government prior to its name change effective May 1, 2006.

d)    Formerly High Income Bond prior to its name change effective May 1, 2007.

e) Formerly Limited Maturity Bond prior to its name change effective May 1, 2007.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================

                                 LEGG MASON
           LEGG MASON             PARTNERS
        PARTNERS VARIABLE        INVESTMENT                                                  NEUBERGER BERMAN
   PORTFOLIOS (CONTINUED) (a)    SERIES (a)     LORD ABBETT SERIES FUNDS                ADVISERS MANAGEMENT TRUST
-----------------------------  --------------  -------------------------  ------------------------------------------------------
                                                                                    LEHMAN BROTHERS  LEHMAN BROTHERS
     STRATEGIC       TOTAL                      AMERICA'S    GROWTH AND               HIGH INCOME     SHORT DURATION    MIDCAP
       BOND         RETURN     GOVERNMENT (c)     VALUE        INCOME     FASCIANO      BOND (d)         BOND (e)       GROWTH
--------------------------------------------------------------------------------------------------------------------------------
   $       9,612  $        53  $           --  $     1,552  $     21,319  $     --  $           691  $        36,291  $      --

           3,049          127             126        1,631        24,014        85              104           13,621      7,043
--------------------------------------------------------------------------------------------------------------------------------
           6,563          (74)           (126)         (79)       (2,695)      (85)             587           22,670     (7,043)
--------------------------------------------------------------------------------------------------------------------------------

          (7,155)         661              60       15,166        97,104      (380)               2          (20,362)    48,937

              --           --              --          421         2,147        --               --               --         --

             250           47              --          872        54,980        78               --               --         --
--------------------------------------------------------------------------------------------------------------------------------
          (6,905)         708              60       16,459       154,231      (302)               2          (20,362)    48,937
--------------------------------------------------------------------------------------------------------------------------------

           7,727           65              --        1,247        91,489      (156)             126           24,776      8,296
--------------------------------------------------------------------------------------------------------------------------------
   $       7,385  $       699  $          (66) $    17,627  $    243,025  $   (543) $           715  $        27,084  $  50,190
================================================================================================================================

================================================================================================================================

                                 LEGG MASON
           LEGG MASON             PARTNERS
        PARTNERS VARIABLE        INVESTMENT                                                  NEUBERGER BERMAN
   PORTFOLIOS (CONTINUED) (a)    SERIES (a)     LORD ABBETT SERIES FUNDS                ADVISERS MANAGEMENT TRUST
-----------------------------  --------------  -------------------------  ------------------------------------------------------
                                                                                    LEHMAN BROTHERS  LEHMAN BROTHERS
     STRATEGIC       TOTAL                      AMERICA'S    GROWTH AND               HIGH INCOME     SHORT DURATION    MIDCAP
       BOND         RETURN     GOVERNMENT (c)     VALUE        INCOME     FASCIANO      BOND (d)         BOND (e)       GROWTH
--------------------------------------------------------------------------------------------------------------------------------
   $       6,563  $       (74) $         (126) $       (79) $     (2,695) $    (85) $           587  $        22,670  $  (7,043)
          (6,905)         708              60       16,459       154,231      (302)               2          (20,362)    48,937

           7,727           65              --        1,247        91,489      (156)             126           24,776      8,296
--------------------------------------------------------------------------------------------------------------------------------
           7,385          699             (66)      17,627       243,025      (543)             715           27,084     50,190
--------------------------------------------------------------------------------------------------------------------------------

           1,788           --              --          125         1,928        --               --            3,141      5,299
         (22,405)        (808)           (430)     (45,309)     (147,495)      (27)              --         (151,638)    (5,889)
          34,438       (3,851)        (66,719)       2,808          (692)    2,060           12,096           30,004     99,025
--------------------------------------------------------------------------------------------------------------------------------

          13,821       (4,659)        (67,149)     (42,376)     (146,259)    2,033           12,096         (118,493)    98,435
--------------------------------------------------------------------------------------------------------------------------------
          21,206       (3,960)        (67,215)     (24,749)       96,766     1,490           12,811          (91,409)   148,625
--------------------------------------------------------------------------------------------------------------------------------
         158,500        6,550          67,215       98,297     1,520,691     2,856               --          656,745    426,127
--------------------------------------------------------------------------------------------------------------------------------
   $     179,706  $     2,590  $           --  $    73,548  $  1,617,457  $  4,346  $        12,811  $       565,336  $ 574,752
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENTS OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================

                                                                               NEUBERGER BERMAN ADVISERS         PIMCO VARIABLE
                                                                             MANAGEMENT TRUST (CONTINUED)        INSURANCE TRUST
                                                                          ----------------------------------  ---------------------
                                                                                                   SOCIALLY     MONEY      REAL
                                                                            PARTNERS    REGENCY   RESPONSIVE    MARKET     RETURN
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...............  $     6,818  $     742  $      214  $  22,955  $  14,741
Expenses:
   Mortality and expense risk fees .....................................       14,198      2,636       1,644      6,832      4,907
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .................................       (7,380)    (1,894)     (1,430)    16,123      9,834
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales
     of investments in portfolio shares ................................       67,222       (141)      6,471         --    (10,336)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ..............................       11,238      1,213          55         --      8,760
   Net realized long-term capital gain distributions
     from investments in portfolio shares ..............................       93,775      9,074       1,467         --         --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares .....      172,235     10,146       7,993         --     (1,576)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..................................      (63,420)     7,755       3,877         --     (9,859)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .........  $   101,435  $  16,007  $   10,440  $  16,123  $  (1,601)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================

                                                                               NEUBERGER BERMAN ADVISERS         PIMCO VARIABLE
                                                                             MANAGEMENT TRUST (CONTINUED)        INSURANCE TRUST
                                                                          ----------------------------------  ---------------------
                                                                                                   SOCIALLY     MONEY      REAL
                                                                            PARTNERS    REGENCY   RESPONSIVE    MARKET     RETURN
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .....................................  $    (7,380) $  (1,894) $   (1,430) $  16,123  $   9,834
   Net realized gain (loss) on investments in portfolio shares .........      172,235     10,146       7,993         --     (1,576)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ................................      (63,420)     7,755       3,877         --     (9,859)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ...........      101,435     16,007      10,440     16,123     (1,601)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .................        5,716        105          --    124,814     50,382
   Contract redemptions ................................................     (128,386)   (15,439)    (10,534)   (76,642)   (17,242)
   Net transfers (including mortality transfers) .......................      (95,844)    (9,426)     (5,973)   380,891    (16,429)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions .................................     (218,514)   (24,760)    (16,507)   429,063     16,711
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .........................     (117,079)    (8,753)     (6,067)   445,186     15,110
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ........................................    1,105,220    185,093     103,522    193,916    298,922
-----------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ...................................  $   988,141  $ 176,340  $   97,455  $ 639,102  $ 314,032
===================================================================================================================================

a) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

b)    For the period December 15, 2006 (inception of fund) through December 31,
      2006.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================

      PIMCO VARIABLE
      INSURANCE TRUST
        (CONTINUED)                                  PIONEER VARIABLE CONTRACTS TRUST
------------------------   ------------------------------------------------------------------------------------
     SHORT       TOTAL       CORE      EQUITY                               HIGH      INTERNATIONAL   MID CAP
      TERM       RETURN      BOND      INCOME    EUROPE (a)      FUND       YIELD       VALUE (b)      VALUE
---------------------------------------------------------------------------------------------------------------
   $  33,817   $  31,043   $    64   $  15,218   $    1,769   $   4,179   $   4,690   $          --   $     --

      10,911       9,825        21       9,175          621       5,273       1,280              76        993
---------------------------------------------------------------------------------------------------------------
      22,906      21,218        43       6,043        1,148      (1,094)      3,410             (76)      (993)
---------------------------------------------------------------------------------------------------------------

      (1,166)    (30,960)       --      49,666       14,195      27,854          63              --     (3,567)

          --       4,059        --          --           --          --         241              --      3,890

          --          --        --       6,712           --          --         264              --      9,643
---------------------------------------------------------------------------------------------------------------
      (1,166)    (26,901)       --      56,378       14,195      27,854         568              --      9,966
---------------------------------------------------------------------------------------------------------------

         621      13,093       (36)     80,731         (380)     24,108       6,103           1,028       (941)
---------------------------------------------------------------------------------------------------------------
   $  22,361   $   7,410   $     7   $ 143,152   $   14,963   $  50,868   $  10,081   $         952   $  8,032
===============================================================================================================

===============================================================================================================

      PIMCO VARIABLE
      INSURANCE TRUST
        (CONTINUED)                                  PIONEER VARIABLE CONTRACTS TRUST
------------------------   ------------------------------------------------------------------------------------
     SHORT       TOTAL       CORE      EQUITY                               HIGH      INTERNATIONAL   MID CAP
      TERM       RETURN      BOND      INCOME    EUROPE (a)      FUND       YIELD       VALUE (b)      VALUE
---------------------------------------------------------------------------------------------------------------
   $  22,906   $  21,218   $    43   $   6,043   $    1,148   $  (1,094)  $   3,410   $         (76)  $   (993)
      (1,166)    (26,901)       --      56,378       14,195      27,854         568              --      9,966

         621      13,093       (36)     80,731         (380)     24,108       6,103           1,028       (941)
---------------------------------------------------------------------------------------------------------------
      22,361       7,410         7     143,152       14,963      50,868      10,081             952      8,032
---------------------------------------------------------------------------------------------------------------

     108,303      41,932        --       1,243           --       2,263           4              --         --
      (5,907)    (51,950)       --     (54,956)      (1,108)    (14,462)    (18,134)             --    (37,970)
      74,609     189,127     3,375     398,119      (17,647)    (53,248)    180,310         141,793    (31,643)
---------------------------------------------------------------------------------------------------------------

     177,005     179,109     3,375     344,406      (18,755)    (65,447)    162,180         141,793    (69,613)
---------------------------------------------------------------------------------------------------------------
     199,366     186,519     3,382     487,558       (3,792)    (14,579)    172,261         142,745    (61,581)
---------------------------------------------------------------------------------------------------------------
     127,202     532,510     1,236     497,675        3,792     387,611      35,333              --     94,981
---------------------------------------------------------------------------------------------------------------
   $ 326,568   $ 719,029   $ 4,618   $ 985,233   $       --   $ 373,032   $ 207,594   $     142,745   $ 33,400
===============================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   PIONEER
                                                                  VARIABLE
                                                                  CONTRACTS
                                                                    TRUST             ROYCE
                                                                 (CONTINUED)       CAPITAL FUND           RYDEX VARIABLE TRUST
                                                                 -----------  ---------------------  -------------------------------
                                                                    MONEY                            CLS ADVISORONE  CLS ADVISORONE
                                                                    MARKET    MICRO-CAP   SMALL-CAP      AMERIGO        CLERMONT
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $        --  $     561  $      443  $           34  $          197
Expenses:
   Mortality and expense risk fees ............................           --      4,532      11,196              33               8
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (expense) ............................           --     (3,971)    (10,753)              1             189
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................           --     38,880      31,418             (19)             (1)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................           --      2,553      10,870             481             119
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................           --     14,521      22,083           2,713             284
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................           --     55,954      64,371           3,175             402
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................           --     (9,968)     43,091          (3,068)           (569)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations .........................................  $        --  $  42,015  $   96,709  $          108  $           22
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                   PIONEER
                                                                  VARIABLE
                                                                  CONTRACTS
                                                                    TRUST             ROYCE
                                                                 (CONTINUED)      CAPITAL FUND            RYDEX VARIABLE TRUST
                                                                 -----------  ---------------------  -------------------------------
                                                                    MONEY                            CLS ADVISORONE  CLS ADVISORONE
                                                                   MARKET     MICRO-CAP  SMALL-CAP       AMERIGO        CLERMONT
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $        --  $  (3,971) $  (10,753) $            1  $          189
   Net realized gain (loss) on investments in portfolio
     shares ...................................................           --     55,954      64,371           3,175             402
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................           --     (9,968)     43,091          (3,068)           (569)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..           --     42,015      96,709             108              22
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ........           --      5,398      13,683              --              --
   Contract redemptions .......................................       (3,632)   (41,465)    (69,761)           (205)             --
   Net transfers (including mortality transfers) ..............        3,632     81,065     (82,282)         39,021           9,756
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ........................           --     44,998    (138,360)         38,816           9,756
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................           --     87,013     (41,651)         38,924           9,778
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................           --    225,869     797,116              --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ............................  $        --  $ 312,882  $  755,465  $       38,924  $        9,778
====================================================================================================================================

a) Formerly Dynamic Dow prior to its name change effective July 3, 2007 and Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

b) Formerly Dynamic OTC prior to its name change effective July 3, 2007 and Velocity 100 prior to its name change effective May 1, 2006.

c) Formerly Dynamic S&P 500 prior to its name change effective July 3, 2007 and Titan 500 prior to its name change effective May 1, 2006.

d) Formerly Dynamic Weakening Dollar prior to its name change effective July 3, 2007 and Weakening Dollar prior to its name change effective May 1, 2006.

e)    Formerly Commodities prior to its name change effective May 1, 2007.

   The accompanying notes are an integral part of these financial statements.

==========================================================================================================================

                                            RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               WEAKENING
                BASIC                    COMMODITIES  CONSUMER     DOW 2X        OTC 2X         S&P 500        DOLLAR 2X
    BANKING   MATERIALS  BIOTECHNOLOGY  STRATEGY (e)  PRODUCTS  STRATEGY (a)  STRATEGY (b)  2X STRATEGY (c)  STRATEGY (d)
--------------------------------------------------------------------------------------------------------------------------
   $     104  $   2,384  $          --  $         --  $    494  $        389  $        257  $         2,874  $        220

         135      2,340            328            90       512           766         1,233            1,610            91
--------------------------------------------------------------------------------------------------------------------------
         (31)        44           (328)          (90)      (18)         (377)         (976)           1,264           129
--------------------------------------------------------------------------------------------------------------------------

       1,280     25,143         (7,728)           (5)    3,637        21,374        10,964            9,726            71

          --        975             --            --       342         6,569            --           11,320             1

          --      2,477             --            --       247         1,446            --               --             2
--------------------------------------------------------------------------------------------------------------------------
       1,280     28,595         (7,728)           (5)    4,226        29,389        10,964           21,046            74
--------------------------------------------------------------------------------------------------------------------------

         469      8,514            (69)       (1,183)      932         1,907        (1,228)           3,572            (5)
--------------------------------------------------------------------------------------------------------------------------
   $   1,718  $  37,153  $      (8,125) $     (1,278) $  5,140  $     30,919  $      8,760  $        25,882  $        198
==========================================================================================================================

==========================================================================================================================

                                            RYDEX VARIABLE TRUST (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
                                                                                                              WEAKENING
                BASIC                   COMMODITIES   CONSUMER     DOW 2X        OTC 2X         S&P 500       DOLLAR 2X
    BANKING   MATERIALS  BIOTECHNOLOGY  STRATEGY (e)  PRODUCTS  STRATEGY (a)  STRATEGY (b)  2X STRATEGY (c)  STRATEGY (d)
--------------------------------------------------------------------------------------------------------------------------
   $     (31) $      44  $        (328) $        (90) $    (18) $       (377) $       (976) $         1,264  $        129
       1,280     28,595         (7,728)           (5)    4,226        29,389        10,964           21,046            74

         469      8,514            (69)       (1,183)      932         1,907        (1,228)           3,572            (5)
--------------------------------------------------------------------------------------------------------------------------
       1,718     37,153         (8,125)       (1,278)    5,140        30,919         8,760           25,882           198
--------------------------------------------------------------------------------------------------------------------------

         497         --             --            --        --           434           408              581            --
        (157)   (16,726)        (2,195)           --    (1,934)       (1,664)       (1,632)          (6,213)           (6)
     (54,236)    60,393        (21,725)        1,651    50,711        26,926        39,734          133,614         7,102
--------------------------------------------------------------------------------------------------------------------------

     (53,896)    43,667        (23,920)        1,651    48,777        25,696        38,510          127,982         7,096
--------------------------------------------------------------------------------------------------------------------------
     (52,178)    80,820        (32,045)          373    53,917        56,615        47,270          153,864         7,294
--------------------------------------------------------------------------------------------------------------------------
      58,164    179,945         32,045         6,483    14,329        14,546        67,484          135,631            --
--------------------------------------------------------------------------------------------------------------------------
   $   5,986  $ 260,765  $          --  $      6,856  $ 68,246  $     71,161  $    114,754  $       289,495  $      7,294
==========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                    ---------------------------------------------------------------
                                                                                                           EUROPE
                                                                                               ENERGY       1.25X        FINANCIAL
                                                                    ELECTRONICS    ENERGY     SERVICES   STRATEGY (a)     SERVICES
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $        --  $       --  $       --  $      6,055  $     1,516
Expenses:
   Mortality and expense risk fees ...............................          625      10,551       9,078         2,268          413
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........................         (625)    (10,551)     (9,078)        3,787        1,103
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ............................................       (8,068)     98,371      88,182         1,756        7,185
   Net realized short-term capital gain distributions from
     investments in portfolio shares .............................           --      68,533       2,778         9,424        4,872
   Net realized long-term capital gain distributions from
     investments in portfolio shares .............................           --      84,473      48,939           430          535
-----------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss) on investments in portfolio
       shares ....................................................       (8,068)    251,377     139,899        11,610       12,592
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................          434    (194,653)   (103,116)        5,032       (7,299)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...  $    (8,259) $   46,173  $   27,705  $     20,429  $     6,396
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

===================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                    ---------------------------------------------------------------
                                                                                                           EUROPE
                                                                                               ENERGY       1.25X        FINANCIAL
                                                                    ELECTRONICS    ENERGY     SERVICES   STRATEGY (a)     SERVICES
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................  $      (625) $  (10,551) $   (9,078) $      3,787  $     1,103
   Net realized gain (loss) on investments in portfolio shares ...       (8,068)    251,377     139,899        11,610       12,592
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .............................          434    (194,653)   (103,116)        5,032       (7,299)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .....       (8,259)     46,173      27,705        20,429        6,396
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...........           --      90,705      88,979         9,104           10
   Contract redemptions ..........................................       (5,932)    (62,224)   (122,223)      (89,343)      (2,997)
   Net transfers (including mortality transfers) .................       27,511    (316,607)   (124,025)      435,531       57,537
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .............................       21,579    (288,126)   (157,269)      355,292       54,550
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....................       13,320    (241,953)   (129,564)      375,721       60,946
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................       15,038     840,284     475,032            --       78,488
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............................  $    28,358  $  598,331  $  345,468  $    375,721  $   139,434
===================================================================================================================================

a) Formerly Europe Advantage prior to its name change effective July 3, 2007 and Large-Cap Europe prior to its name change effective May 1, 2006.

b) Formerly Government Long Bond Advantage prior to its name change effective July 3, 2007 and U.S. Government Bond prior to its name change effective May 1, 2006.

c) Formerly Inverse Dynamic Dow prior to its name change effective July 3, 2007 and Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

d) Formerly Inverse Government Long Bond prior to its name change effective July 3, 2007 and Juno prior to its name change effective May 1, 2006.

e) Formerly Inverse OTC prior to its name change effective July 3, 2007 and Arktos prior to its name change effective May 1, 2006.

f) Formerly Inverse Russell 2000 prior to its name change effective July 3, 2007 and Inverse Small-Cap prior to its name change effective May 1, 2006.

g) Formerly Inverse S&P 500 prior to its name change effective July 3, 2007 and Ursa prior to its name change effective May 1, 2006.

h)    Formerly Inverse Mid-Cap prior to its name change effective July 3, 2007.

=================================================================================================================================

                                                           RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                               INVERSE
        GOVERNMENT                               INVERSE     GOVERNMENT      INVERSE       INVERSE       INVERSE       INVERSE
         LONG BOND        HEALTH                 DOW 2X       LONG BOND      MID-CAP         OTC      RUSSELL 2000     S&P 500
    1.25X STRATEGY (b)     CARE     INTERNET  STRATEGY (c)  STRATEGY (d)  STRATEGY (h)  STRATEGY (e)  STRATEGY (f)  STRATEGY (g)
---------------------------------------------------------------------------------------------------------------------------------
    $            7,768  $       --  $     --  $        406  $     16,863  $        130  $        946  $      1,348  $        662

                 3,028       1,618       432           361         6,571           173           346           439           127
---------------------------------------------------------------------------------------------------------------------------------
                 4,740      (1,618)     (432)           45        10,292           (43)          600           909           535
---------------------------------------------------------------------------------------------------------------------------------

               (12,588)     18,815         7           596        31,745          (425)       (3,370)       (2,006)       (1,032)

                    --       5,978        --            --            --            --            --            --            --

                    --          --        --            --            --            --            --            --            --
---------------------------------------------------------------------------------------------------------------------------------
               (12,588)     24,793         7           596        31,745          (425)       (3,370)       (2,006)       (1,032)
---------------------------------------------------------------------------------------------------------------------------------

                (3,771)    (12,425)    2,653        (5,852)      (12,405)          107          (626)       (5,291)         (687)
---------------------------------------------------------------------------------------------------------------------------------
    $          (11,619) $   10,750  $  2,228  $     (5,211) $     29,632  $       (361) $     (3,396) $     (6,388) $     (1,184)
=================================================================================================================================

=================================================================================================================================

                                                           RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                               INVERSE
        GOVERNMENT                               INVERSE     GOVERNMENT      INVERSE       INVERSE       INVERSE       INVERSE
         LONG BOND        HEALTH                 DOW 2X       LONG BOND      MID-CAP         OTC      RUSSELL 2000     S&P 500
    1.25X STRATEGY (b)     CARE     INTERNET  STRATEGY (c)  STRATEGY (d)  STRATEGY (h)  STRATEGY (e)  STRATEGY (f)  STRATEGY (g)
---------------------------------------------------------------------------------------------------------------------------------
    $            4,740  $   (1,618) $   (432) $         45  $     10,292  $        (43) $        600  $        909  $        535
               (12,588)     24,793         7           596        31,745          (425)       (3,370)       (2,006)       (1,032)

                (3,771)    (12,425)    2,653        (5,852)      (12,405)          107          (626)       (5,291)         (687)
---------------------------------------------------------------------------------------------------------------------------------
               (11,619)     10,750     2,228        (5,211)       29,632          (361)       (3,396)       (6,388)       (1,184)
---------------------------------------------------------------------------------------------------------------------------------

                   368         454        --            --         7,769            --            52            --            --
               (26,027)    (22,372)      (52)         (835)      (15,685)          (73)         (832)         (921)         (504)
                17,832    (154,726)   33,177        25,973       (51,519)       (2,144)       12,549        35,697         3,116
---------------------------------------------------------------------------------------------------------------------------------

                (7,827)   (176,644)   33,125        25,138       (59,435)       (2,217)       11,769        34,776         2,612
---------------------------------------------------------------------------------------------------------------------------------
               (19,446)   (165,894)   35,353        19,927       (29,803)       (2,578)        8,373        28,388         1,428
---------------------------------------------------------------------------------------------------------------------------------
               198,151     322,258    13,215        10,896       453,517         9,802         6,053        13,533         7,005
---------------------------------------------------------------------------------------------------------------------------------
    $          178,705  $  156,364  $ 48,568  $     30,823  $    423,714  $      7,224  $     14,426  $     41,921  $      8,433
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ------------------------------------------------------------
                                                                         JAPAN 1.25X  LARGE CAP  LARGE CAP             MID CAP 1.5X
                                                                        STRATEGY (a)    GROWTH     VALUE      LEISURE  STRATEGY (b)
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .............  $      3,967  $      --  $   2,540   $     --  $        373
Expenses:
   Mortality and expense risk fees ...................................         1,698        824      1,428        305         1,668
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............................         2,269       (824)     1,112       (305)       (1,295)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ................................................        30,510      1,452      7,884         11        (3,199)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .................................        17,991      1,701      3,090      2,025        21,557
   Net realized long-term capital gain distributions from
     investments in portfolio shares .................................         2,109        354      5,037      1,109         4,787
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio shares ...        50,610      3,507     16,011      3,145        23,145
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...................................       (34,030)      (159)      (893)     4,156       (12,764)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations .......  $     18,849  $   2,524  $  16,230   $  6,996  $      9,086
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                      RYDEX VARIABLE TRUST (CONTINUED)
                                                                        ------------------------------------------------------------
                                                                         JAPAN 1.25X  LARGE CAP  LARGE CAP             MID CAP 1.5X
                                                                        STRATEGY (a)    GROWTH     VALUE      LEISURE  STRATEGY (b)
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................................  $      2,269  $    (824) $   1,112   $   (305) $     (1,295)
   Net realized gain (loss) on investments in portfolio shares .......        50,610      3,507     16,011      3,145        23,145
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .................................       (34,030)      (159)      (893)     4,156       (12,764)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .........        18,849      2,524     16,230      6,996         9,086
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...............         3,317        193         --        187        (1,693)
   Contract redemptions ..............................................       (15,451)   (22,871)   (20,702)      (126)       (9,278)
   Net transfers (including mortality transfers) .....................      (179,197)   126,132    503,127     83,243       (14,959)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ...............................      (191,331)   103,454    482,425     83,304       (25,930)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......................      (172,482)   105,978    498,655     90,300       (16,844)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................................       316,798     32,244      1,255      2,754        74,208
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period .................................  $    144,316  $ 138,222  $ 499,910   $ 93,054  $     57,364
====================================================================================================================================

a) Formerly Japan Advantage prior to its name change effective July 3, 2007 and Large Cap Japan prior to its name change effective May 1, 2006.

b) Formerly Mid Cap Advantage prior to its name change effective July 3, 2007 and Medius prior to its name change effective May 1, 2006.

c) Formerly Russell 2000 Advantage prior to its name change effective July 3, 2007 and Mekros prior to its name change effective May 1, 2006.

=====================================================================================================================

                                          RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
    MID-CAP     MID-CAP                             PRECIOUS      REAL                    RUSSELL 2000       SECTOR
     GROWTH      VALUE        NOVA        OTC        METALS      ESTATE    RETAILING   1.5X STRATEGY (c)    ROTATION
---------------------------------------------------------------------------------------------------------------------
   $      --   $   1,829   $   7,512   $      --   $      --   $   3,543   $      --   $           1,059   $      --

         446       2,134       7,336       6,595       5,247       1,247         124               1,394       1,401
---------------------------------------------------------------------------------------------------------------------
        (446)       (305)        176      (6,595)     (5,247)      2,296        (124)               (335)     (1,401)
---------------------------------------------------------------------------------------------------------------------

       3,644       3,232      62,235      (1,906)      3,911       1,628         934                (528)      4,883

       2,436          --          --          --          --       2,595          42                  --         283

       1,246          --          --          --          --       4,290         145                  --       2,585
---------------------------------------------------------------------------------------------------------------------
       7,326       3,232      62,235      (1,906)      3,911       8,513       1,121                (528)      7,751
---------------------------------------------------------------------------------------------------------------------

      (3,828)     11,756      19,836      14,440      12,773      (4,208)       (463)                 --      (3,899)
---------------------------------------------------------------------------------------------------------------------
   $   3,052   $  14,683   $  82,247   $   5,939   $  11,437   $   6,601   $     534   $            (863)  $   2,451
=====================================================================================================================

=====================================================================================================================

                                          RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
    MID-CAP     MID-CAP                             PRECIOUS      REAL                    RUSSELL 2000       SECTOR
     GROWTH       VALUE       NOVA        OTC        METALS      ESTATE    RETAILING   1.5X STRATEGY (c)    ROTATION
---------------------------------------------------------------------------------------------------------------------
   $    (446)  $    (305)  $     176   $  (6,595)  $  (5,247)  $   2,296   $    (124)  $            (335)  $  (1,401)
       7,326       3,232      62,235      (1,906)      3,911       8,513       1,121                (528)      7,751

      (3,828)     11,756      19,836      14,440      12,773      (4,208)       (463)                 --      (3,899)
---------------------------------------------------------------------------------------------------------------------
       3,052      14,683      82,247       5,939      11,437       6,601         534                (863)      2,451
---------------------------------------------------------------------------------------------------------------------

          83          --         843       1,344       9,384       5,459          --              (3,392)      1,788
     (11,808)    (10,583)    (68,193)    (46,710)    (16,795)    (19,077)        (38)             (2,009)     (2,163)
     (51,042)    297,990      78,045      59,157     379,102     146,525        (513)            160,914     (44,677)
---------------------------------------------------------------------------------------------------------------------

     (62,767)    287,407      10,695      13,791     371,691     132,907        (551)            155,513     (45,052)
---------------------------------------------------------------------------------------------------------------------
     (59,715)    302,090      92,942      19,730     383,128     139,508         (17)            154,650     (42,601)
---------------------------------------------------------------------------------------------------------------------
     120,416       1,234     432,619     461,178     202,112      61,923       5,241               5,440     103,378
---------------------------------------------------------------------------------------------------------------------
   $  60,701   $ 303,324   $ 525,561   $ 480,908   $ 585,240   $ 201,431   $   5,224   $         160,090   $  60,777
=====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                   SMALL-CAP  SMALL-CAP                   TELE-
                                                                     GROWTH     VALUE    TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........  $      --  $   1,193  $       --  $          291  $           --
Expenses:
   Mortality and expense risk fees ..............................        541      1,416         320             244             871
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..........................       (541)      (223)       (320)             47            (871)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ...........................................       (264)     2,046       3,962           2,318           4,418
   Net realized short-term capital gain distributions from
     investments in portfolio shares ............................        735      5,368          --             285              --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ............................      2,182      7,119          --              --              --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares .................................................      2,653     14,533       3,962           2,603           4,418
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................       (375)    (4,080)     (1,039)            340          (7,080)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..  $   1,737  $  10,230  $    2,603  $        2,990  $       (3,533)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

====================================================================================================================================

                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                   SMALL-CAP  SMALL-CAP                   TELE-
                                                                     GROWTH     VALUE    TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $    (541) $    (223) $     (320) $           47  $         (871)
   Net realized gain (loss) on investments in portfolio shares ..      2,653     14,533       3,962           2,603           4,418
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ............................       (375)    (4,080)     (1,039)            340          (7,080)
------------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations ........      1,737     10,230       2,603           2,990          (3,533)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..........         --         --         166              --              --
   Contract redemptions .........................................    (12,318)   (20,516)       (500)           (208)         (4,578)
   Net transfers (including mortality transfers) ................    136,159    132,143      22,953           4,998         (51,616)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         contract owners' transactions ..........................    123,841    111,627      22,619           4,790         (56,194)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................    125,578    121,857      25,222           7,780         (59,727)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................     39,255     10,978      12,393          15,117         116,800
------------------------------------------------------------------------------------------------------------------------------------
           Net assets, end of period ............................  $ 164,833  $ 132,835  $   37,615  $       22,897  $       57,073
====================================================================================================================================

============================================================================================================================

                                                              THIRD
                                                              AVENUE
        RYDEX VARIABLE                                       VARIABLE
       TRUST (CONTINUED)          SELIGMAN PORTFOLIOS      SERIES TRUST        VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
---------------------------   --------------------------   ------------   --------------------------------------------------
       U.S.
    GOVERNMENT                COMMUNICATION
       MONEY                       AND          GLOBAL                     ABSOLUTE                 EMERGING        HARD
      MARKET      UTILITIES    INFORMATION    TECHNOLOGY       VALUE        RETURN       BOND       MARKETS        ASSETS
----------------------------------------------------------------------------------------------------------------------------
   $     41,417   $   9,199   $          --   $       --   $      9,883   $      --   $  20,289   $     6,070   $       735

         17,429       4,318           4,246        2,286         11,193       1,083       9,092        15,651        15,945
----------------------------------------------------------------------------------------------------------------------------
         23,988       4,881          (4,246)      (2,286)        (1,310)     (1,083)     11,197        (9,581)      (15,210)
----------------------------------------------------------------------------------------------------------------------------

             --      12,898          33,835        4,867         47,872       3,630      12,009       186,522       235,884

             --          --              --           --            461          --          --        11,090        20,878

             --       4,078              --           --         33,201         193          --        84,479        41,683
----------------------------------------------------------------------------------------------------------------------------
             --      16,976          33,835        4,867         81,534       3,823      12,009       282,091       298,445
----------------------------------------------------------------------------------------------------------------------------

             --      21,285          25,864       20,488         26,779       1,828      14,988        69,202       (77,492)
----------------------------------------------------------------------------------------------------------------------------
   $     23,988   $  43,142   $      55,453   $   23,069   $    107,003   $   4,568   $  38,194   $   341,712   $   205,743
============================================================================================================================

============================================================================================================================

                                                              THIRD
                                                              AVENUE
        RYDEX VARIABLE                                       VARIABLE
       TRUST (CONTINUED)          SELIGMAN PORTFOLIOS      SERIES TRUST        VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
---------------------------   --------------------------   ------------   --------------------------------------------------
       U.S.
    GOVERNMENT                COMMUNICATION
       MONEY                       AND          GLOBAL                     ABSOLUTE                 EMERGING        HARD
      MARKET      UTILITIES    INFORMATION    TECHNOLOGY       VALUE        RETURN       BOND       MARKETS        ASSETS
----------------------------------------------------------------------------------------------------------------------------
   $     23,988   $   4,881   $      (4,246)  $   (2,286)  $     (1,310)  $  (1,083)  $  11,197   $    (9,581)  $   (15,210)
             --      16,976          33,835        4,867         81,534       3,823      12,009       282,091       298,445

             --      21,285          25,864       20,488         26,779       1,828      14,988        69,202       (77,492)
----------------------------------------------------------------------------------------------------------------------------
         23,988      43,142          55,453       23,069        107,003       4,568      38,194       341,712       205,743
----------------------------------------------------------------------------------------------------------------------------

        116,861      51,540          46,017          649         95,468      13,173      (2,609)       36,947        57,793
         (9,339)    (35,733)        (31,217)      (3,111)       (85,741)     (2,317)    (52,155)      (87,034)     (165,553)
     (2,722,645)    146,855          66,660        2,177        245,665     (11,953)     26,249       388,468        87,080
----------------------------------------------------------------------------------------------------------------------------

     (2,615,123)    162,662          81,460         (285)       255,392      (1,097)    (28,515)      338,381       (20,680)
----------------------------------------------------------------------------------------------------------------------------
     (2,591,135)    205,804         136,913       22,784        362,395       3,471       9,679       680,093       185,063
----------------------------------------------------------------------------------------------------------------------------
      3,347,575     231,746         253,089      142,504        696,536      27,959     251,549       928,669       984,024
----------------------------------------------------------------------------------------------------------------------------
   $    756,440   $ 437,550   $     390,002   $  165,288   $  1,058,931   $  31,430   $ 261,228   $ 1,608,762   $ 1,169,087
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

==================================================================================================================================

                                                                              VAN ECK
                                                                             WORLDWIDE
                                                                             INSURANCE
                                                                            TRUST FUNDS          WELLS FARGO
                                                                            (CONTINUED)       ADVANTAGE VT FUND
                                                                            -----------   -------------------------
                                                                                REAL                                   COMBINED
                                                                               ESTATE      DISCOVERY   OPPORTUNITY       TOTAL
-------------------------------------------------------------------------------------------------------------------  -------------
Investment income:
   Income dividends from investments in portfolio shares ................   $     5,064   $       --   $        --   $    990,392
Expenses:
   Mortality and expense risk fees ......................................         6,192       11,727        15,781        818,574
-------------------------------------------------------------------------------------------------------------------  -------------
       Net investment income (expense) ..................................        (1,128)     (11,727)      (15,781)       171,818
-------------------------------------------------------------------------------------------------------------------  -------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ...................................................         2,676       32,542        57,490      3,036,373
   Net realized short-term capital gain distributions from investments
     in portfolio shares ................................................         7,342           --            --        595,306
   Net realized long-term capital gain distributions from investments
     in portfolio shares ................................................        86,971           --       120,051      1,356,355
-------------------------------------------------------------------------------------------------------------------  -------------
       Net realized gain (loss) on investments in portfolio shares ......        96,989       32,542       177,541      4,988,034
-------------------------------------------------------------------------------------------------------------------  -------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ..................................................        10,073       83,290       (56,943)     1,161,224
-------------------------------------------------------------------------------------------------------------------  -------------
         Net increase (decrease) in net assets from operations ..........   $   105,934   $  104,105   $   104,817   $  6,321,076
===================================================================================================================  =============

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2006

==================================================================================================================================

                                                                              VAN ECK
                                                                             WORLDWIDE
                                                                             INSURANCE
                                                                            TRUST FUNDS          WELLS FARGO
                                                                            (CONTINUED)       ADVANTAGE VT FUND
                                                                            -----------   ------------------------
                                                                                REAL                                   COMBINED
                                                                               ESTATE      DISCOVERY   OPPORTUNITY       TOTAL
-------------------------------------------------------------------------------------------------------------------  -------------
Changes from operations:
   Net investment income (expense) ......................................   $    (1,128)  $  (11,727)  $   (15,781)  $    171,818
   Net realized gain (loss) on investments in portfolio shares ..........        96,989       32,542       177,541      4,988,034
   Net change in unrealized appreciation (depreciation) of investments
     in portfolio shares ................................................        10,073       83,290       (56,943)     1,161,224
-------------------------------------------------------------------------------------------------------------------  -------------
       Net increase (decrease) in net assets from operations ............       105,934      104,105       104,817      6,321,076
-------------------------------------------------------------------------------------------------------------------  -------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..................        12,368        9,722        13,018      2,590,676
   Contract redemptions .................................................       (52,379)     (78,983)     (165,190)    (5,746,246)
   Net transfers (including mortality transfers) ........................       130,541      (70,100)     (161,973)       419,644
-------------------------------------------------------------------------------------------------------------------  -------------
       Net increase (decrease) in net assets from
         contract owners' transactions ..................................        90,530     (139,361)     (314,145)    (2,735,926)
-------------------------------------------------------------------------------------------------------------------  -------------
         Net increase (decrease) in net assets ..........................       196,464      (35,256)     (209,328)     3,585,150
-------------------------------------------------------------------------------------------------------------------  -------------
Net assets, beginning of period .........................................       310,197      861,963     1,163,828     55,357,392
-------------------------------------------------------------------------------------------------------------------  -------------
           Net assets, end of period ....................................   $   506,661   $  826,707   $   954,500   $ 58,942,542
===================================================================================================================  =============

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2007 AND 2006

================================================================================

(1)   GENERAL

      Jefferson National Life Annuity Account H ("Account H) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Account H was established on November 1, 1999, and commenced operations on February 11, 2000, as a segregated investment account for individual variable annuity contracts, which are registered under the Securities Act of 1933. The operations of Account H are included in the operations of Jefferson National Variable Insurance Company (the "Company") pursuant to the provisions of the Texas Insurance Code. Effective October 23, 2002, the Company was acquired from Conseco Life Insurance of Texas, a life insurance company domiciled in the state of Texas and an indirect wholly-owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company, by JNF Holding Company, Inc. ("JNF Holdings"), a wholly-owned subsidiary of Inviva, Inc., a New York based insurance holding company.

      As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holdings, an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. ("ultimate parent") and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC"). This transaction was accounted for using the pooling-of-interest method in accordance with Statement of Financial Accounting Standards No. 141, "Business Combinations". From then forward the Company is wholly-owned by JNFC. JNFC is a wholly owned subsidiary of Inviva, Inc. and JNF Holdings, collectively.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the JNF Balanced and Equity portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters.

      Currently, however, there are no legal proceedings to which Account H is a party or to which the assets of Account H are subject. Neither the Company nor Jefferson National Financial Securities Corporation (formerly Inviva Securities Corporation prior to its name change effective July 1, 2006), the distributor of the Account H's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account H.

      The following investment options are available to new investors as of December 31, 2007:

AIM VARIABLE INSURANCE FUNDS
      Basic Value Fund Series II
      Core Equity Fund Series I
      Financial Services Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      High Yield Fund Series I
      Mid Cap Core Equity Fund Series II
      Technology Fund Series I
THE ALGER AMERICAN FUND
      Growth Portfolio
      Leveraged AllCap Portfolio
      MidCap Growth Portfolio
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Growth and Income Portfolio
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Value Fund
DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund
THE DREYFUS INVESTMENT PORTFOLIOS
      Dreyfus Small Cap Stock Index Portfolio
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
      International Value Portfolio
FEDERATED INSURANCE SERIES
      Capital Income Fund II
      High Income Bond Fund II
      International Equity Fund II
JANUS ASPEN SERIES
      Growth and Income Portfolio
      Large Cap Growth Portfolio
      Mid Cap Growth Portfolio
      Worldwide Growth Portfolio
LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Portfolio
      International Equity Portfolio
      Small Cap Portfolio
      US Strategic Equity Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      Aggressive Growth Portfolio
      Capital and Income Portfolio
      Fundamental Value Portfolio
      Large Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST
      Global High Yield Bond Portfolio
      Government Portfolio
      Strategic Bond Portfolio
LORD ABBETT SERIES FUND, INC.
      America's Value Portfolio
      Growth and Income Portfolio
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Lehman Brothers High Income Bond Portfolio
      Lehman Brothers Short Duration Bond Portfolio
      Fasciano Portfolio
      Mid-Cap Growth Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

      Partners Portfolio
      Regency Portfolio
      Socially Responsive Portfolio
NORTHERN LIGHTS VARIABLE TRUST
      JNF Balanced Portfolio
      JNF Equity Portfolio
PIMCO VARIABLE INSURANCE TRUST
      Money Market Portfolio
      Real Return Bond Portfolio
      Short-Term Portfolio
      Total Return Bond
PIONEER VARIABLE CONTRACTS TRUST
      Equity Income Portfolio
      Fund Portfolio
      High Yield Portfolio
      International Value Portfolio
      Mid Cap Value Portfolio
ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio
RYDEX VARIABLE TRUST
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Clermont Fund
      Banking Fund
      Basic Materials Fund
      Biotechnology Fund
      Commodities Strategy Fund
      Consumer Products Fund
      Dow 2X Strategy Fund
      Electronics Fund
      Energy Fund
      Energy Services Fund
      Europe 1.25X Strategy Fund
      Financial Services Fund
      Government Long Bond 1.2X Strategy Fund
      Health Care Fund
      Internet Fund
      Inverse Dow 2X Strategy Fund
      Inverse Government Long Bond Strategy Fund
      Inverse Mid-Cap Strategy Fund
      Inverse OTC Strategy Fund
      Inverse S&P 500 Strategy Fund
      Japan 1.25X Strategy Fund
      Large-Cap Growth Fund
      Large-Cap Value Fund
      Leisure Fund
      Mid Cap 1.5X Strategy Fund
      Mid-Cap Growth Fund
      Mid-Cap Value Fund
      Nova Fund
      OTC 2X Strategy Fund
      OTC Fund
      Precious Metals Fund
      Real Estate Fund
      Retailing Fund
      Russell 2000 1.5X Strategy Fund
      Russell 2000 2X Strategy Fund
      S&P 500 2X Strategy Fund
      Sector Rotation Fund
      Small-Cap Growth Fund
      Small-Cap Value Fund
      Strengthening Dollar 2X Strategy Fund
      Technology Fund
      Telecommunications Fund
      Transportation Fund
      U.S. Government Money Market Fund
      Utilities Fund
      Weakening Dollar 2X Strategy Fund
SELIGMAN PORTFOLIOS, INC., (CLASS 2)
      Communications and Information Portfolio
      Global Technology Portfolio
THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio
VAN ECK WORLDWIDE INSURANCE TRUST
      Absolute Return Fund
      Bond Fund
      Emerging Markets Fund
      Hard Assets Fund
      Real Estate Fund
WELLS FARGO ADVANTAGE VT FUNDS
      Discovery Fund
      Opportunity Fund

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account H does not hold any investments that are restricted as to resale.

      Net investment income and net capital realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account H as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account H are included in the total operations of the Company, which is treated as a life insurance company for federal income tax

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007 AND 2006

================================================================================

purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account H and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product.

(3)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARE

      The aggregate cost of purchases of investments in portfolio shares was $92,387,880 and $60,127,988 for the years ended December 31, 2007 and 2006, respectively. The aggregate proceeds from sales of investments in portfolio shares were $96,883,597 and $60,722,805 for the years ended December 31, 2007 and 2006 respectively.

(4)   DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account H a fee, which is equal on an annual basis to 1.40 percent of the daily value of the total investments of Account H, for assuming the mortality and expense risks on standard contracts which do not contain the guaranteed minimum death benefit or the guaranteed minimum income benefit. For contracts with the guaranteed minimum death benefit, the fee is 1.70 percent. For contracts that include both the guaranteed minimum death benefit and the guaranteed minimum income benefit, the fee is 2.00 percent. The total fees for all contracts were $848,002 and $818,574 for the years ended December 31, 2007 and 2006, respectively.

      Pursuant to an agreement between Account H and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account H. The Company may deduct a percentage of amounts surrendered to cover sales expenses. The percentage varies up to 8 percent based upon the number of years the contract has been held. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30 unless the value of the contract is $50,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The sales and administrative charges for the years ended December 31, 2007 and 2006 were $492,855 and $323,340, respectively.

5)    FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account H.

      The total return is presented using the minimum and maximum expense ratio unit values. It is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated for the minimum and maximum ratios. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                     JEFFERSON NATIONAL LIFE ACCOUNT H
------------------------------------------------------------------------------------------------------------------------------------
                                              STANDARD   STD. WITH    STANDARD  STD. WITH           STANDARD   STD. WITH
                                              CONTRACT   ALL RIDERS   CONTRACT  ALL RIDERS   NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  ----------------------  --------------------  ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000S)        UNIT VALUE            EXPENSE RATIO     (000S)       TOTAL RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
      December 31, 2007 ............      5   $  16.33     $  15.88      1.40%      2.00%   $   82    -0.06%    -0.69%       0.29%
      December 31, 2006 ............      5      16.34        15.99      1.40%      2.00%       81    11.38%    10.73%       0.12%
      December 31, 2005 ............      5      14.67        14.44      1.40%      2.00%       80     3.97%     3.36%       0.00%
      December 31, 2004 ............      4      14.11        13.97      1.40%      2.00%       60     9.27%     8.63%       0.00%
      December 31, 2003 ............      6      12.91        12.86      1.40%      2.00%       73    29.13%    28.62%       0.00%
      Inception May 1, 2003 ........     --      10.00        10.00       N/A        N/A        --      N/A       N/A         N/A
   Core Equity Fund
      December 31, 2007 ............     19      11.58        11.46      1.40%      2.00%      217     6.63%     5.91%       1.08%
      December 31, 2006 ............     22      10.86        10.82      1.40%      2.00%      240     8.17%     7.77%       0.78%
      Inception April 28, 2006 .....     --      10.04        10.04       N/A        N/A        --      N/A       N/A         N/A
   Financial Services Fund
      December 31, 2007 ............     11      10.24         9.84      1.40%      2.00%      115   -23.30%   -23.78%       1.45%
      December 31, 2006 ............     17      13.35        12.91      1.40%      2.00%      231    14.79%    14.15%       1.86%
      December 31, 2005 ............     14      11.63        11.31      1.40%      2.00%      168     4.40%     3.86%       1.25%
      December 31, 2004 ............     18      11.14        10.89      1.40%      2.00%      203     7.21%     6.45%       0.63%
      December 31, 2003 ............     17      10.39        10.23      1.40%      2.00%      178    27.78%    27.02%       0.39%
   Global Health Care Fund
      December 31, 2007 ............     17      12.43        11.94      1.40%      2.00%      213    10.29%     9.64%       0.00%
      December 31, 2006 ............     11      11.27        10.89      1.40%      2.00%      122     3.78%     3.13%       0.00%
      December 31, 2005 ............     11      10.86        10.56      1.40%      2.00%      121     6.68%     6.02%       0.00%
      December 31, 2004 ............     17      10.18         9.96      1.40%      2.00%      170     6.05%     5.40%       0.00%
      December 31, 2003 ............     14       9.60         9.45      1.40%      2.00%      132    26.01%    25.25%       0.00%
   Global Real Estate Fund
      December 31, 2007 ............     17      28.85        27.72      1.40%      2.00%      501    -6.85%    -7.41%       4.10%
      December 31, 2006 ............     32      30.97        29.94      1.40%      2.00%    1,005    40.64%    39.78%       1.52%
      December 31, 2005 ............     20      22.02        21.42      1.40%      2.00%      449    12.63%    12.03%       1.17%
      December 31, 2004 ............     17      19.55        19.12      1.40%      2.00%      328    34.67%    33.80%       0.88%
      December 31, 2003 ............     14      14.52        14.29      1.40%      2.00%      206    36.89%    36.08%       1.39%
   High Yield Fund
      December 31, 2007 ............     24      11.89        11.63      1.40%      2.00%      285    -0.17%    -0.77%       4.54%
      December 31, 2006 ............     34      11.91        11.72      1.40%      2.00%      401     9.17%     8.52%       8.93%
      December 31, 2005 ............     29      10.91        10.80      1.40%      2.00%      319     1.30%     0.75%       8.22%
      December 31, 2004 ............     39      10.77        10.72      1.40%      2.00%      417     8.02%     7.52%       2.74%
      Inception May 1, 2004 ........     --       9.97         9.97       N/A        N/A        --      N/A       N/A         N/A
   Mid Cap Core Equity Fund
      December 31, 2007 ............     12      17.33        16.85      1.40%      2.00%      207     7.77%     7.12%       0.06%
      December 31, 2006 ............      9      16.08        15.73      1.40%      2.00%      141     9.46%     8.78%       0.76%
      December 31, 2005 ............      9      14.69        14.46      1.40%      2.00%      129     5.76%     5.16%       0.28%
      December 31, 2004 ............     10      13.89        13.75      1.40%      2.00%      141    11.98%    11.34%       0.02%
      December 31, 2003 ............      8      12.40        12.35      1.40%      2.00%      100    24.56%    24.07%       0.04%
      Inception May 1, 2003 ........     --       9.96         9.96       N/A        N/A        --      N/A       N/A         N/A
   Technology Fund
      December 31, 2007 ............      5       6.54         6.28      1.40%      2.00%       34     6.34%     5.55%       0.00%
      December 31, 2006 ............     11       6.15         5.95      1.40%      2.00%       68     8.85%     8.38%       0.00%
      December 31, 2005 ............      8       5.65         5.49      1.40%      2.00%       45     0.71%     0.18%       0.00%
      December 31, 2004 ............     14       5.61         5.48      1.40%      2.00%       80     3.24%     2.43%       0.00%
      December 31, 2003 ............     16       5.43         5.35      1.40%      2.00%       85    43.27%    42.42%       0.00%
THE ALGER AMERICAN FUND:
   Growth Portfolio
      December 31, 2007 ............     89      16.64        15.85      1.40%      2.00%    1,470    18.27%    17.58%       0.35%
      December 31, 2006 ............     98      14.07        13.48      1.40%      2.00%    1,374     3.68%     3.06%       0.14%
      December 31, 2005 ............    117      13.57        13.08      1.40%      2.00%    1,585    10.50%     9.82%       0.23%
      December 31, 2004 ............    109      12.28        11.91      1.40%      2.00%    1,337     3.99%     3.39%       0.00%
      December 31, 2003 ............     86      11.81        11.52      1.40%      2.00%    1,010    33.28%    32.49%       0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                    JEFFERSON NATIONAL LIFE ACCOUNT H
------------------------------------------------------------------------------------------------------------------------------------
                                              STANDARD   STD. WITH  STANDARD   STD. WITH           STANDARD  STD. WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO      (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: (continued)
   Leveraged AllCap Portfolio
      December 31, 2007 ............      65   $ 25.89    $ 24.65     1.40%      2.00%    $ 1,671   31.62%     30.84%       0.00%
      December 31, 2006 ............      68     19.67      18.84     1.40%      2.00%      1,341   17.64%     16.95%       0.00%
      December 31, 2005 ............      78     16.72      16.11     1.40%      2.00%      1,295   12.82%     12.19%       0.00%
      December 31, 2004 ............     105     14.82      14.36     1.40%      2.00%      1,557    6.71%      6.06%       0.00%
      December 31, 2003 ............     160     13.89      13.54     1.40%      2.00%      2,223   32.85%     32.06%       0.00%
   MidCap Growth Portfolio
      December 31, 2007 ............      77     27.53      26.21     1.40%      2.00%      2,113   29.74%     28.92%       0.00%
      December 31, 2006 ............      74     21.22      20.33     1.40%      2.00%      1,571    8.60%      7.97%       0.00%
      December 31, 2005 ............     102     19.54      18.83     1.40%      2.00%      1,987    8.31%      7.66%       0.00%
      December 31, 2004 ............     129     18.04      17.49     1.40%      2.00%      2,322   11.45%     10.77%       0.00%
      December 31, 2003 ............     137     16.19      15.79     1.40%      2.00%      2,221   45.74%     44.87%       0.00%
   Small Capitalization Portfolio
      December 31, 2007 ............      40     14.62      13.92     1.40%      2.00%        594   15.57%     14.85%       0.00%
      December 31, 2006 ............      72     12.65      12.12     1.40%      2.00%        917   18.33%     17.67%       0.00%
      December 31, 2005 ............      68     10.69      10.30     1.40%      2.00%        727   15.32%     14.57%       0.00%
      December 31, 2004 ............      90      9.27       8.99     1.40%      2.00%        833   14.90%     14.23%       0.00%
      December 31, 2003 ............     151      8.07       7.87     1.40%      2.00%      1,217   40.37%     39.53%       0.00%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
      December 31, 2007 ............      18     14.05      13.54     1.40%      2.00%        256    3.69%      3.04%       1.24%
      December 31, 2006 ............       7     13.55      13.14     1.40%      2.00%         93   15.61%     14.96%       1.33%
      December 31, 2005 ............       6     11.72      11.43     1.40%      2.00%         74    3.44%      2.79%       1.77%
      December 31, 2004 ............      11     11.33      11.12     1.40%      2.00%        125    9.89%      9.23%       0.88%
      December 31, 2003 ............      13     10.31      10.18     1.40%      2.00%        131   30.66%     29.88%       0.00%
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
      December 31, 2007 ............       8     11.85      11.67     1.40%      2.00%         99    3.40%      2.91%       0.55%
      December 31, 2006 ............       1     11.46      11.34     1.40%      2.00%          9    8.11%      7.39%       0.00%
      December 31, 2005 ............      --     10.60      10.56     1.40%      2.00%         --    5.58%      5.18%       0.00%
      Inception May 1, 2005 ........      --     10.04      10.04      N/A        N/A          --     N/A        N/A         N/A
   Income & Growth Fund
      December 31, 2007 ............      38     14.83      14.12     1.40%      2.00%        566   -1.46%     -2.08%       1.92%
      December 31, 2006 ............      47     15.05      14.42     1.40%      2.00%        711   15.50%     14.81%       1.71%
      December 31, 2005 ............      46     13.03      12.56     1.40%      2.00%        600    3.17%      2.53%       2.34%
      December 31, 2004 ............      85     12.63      12.25     1.40%      2.00%      1,066   11.40%     10.76%       1.65%
      December 31, 2003 ............      67     11.34      11.06     1.40%      2.00%        753   27.57%     26.82%       1.13%
   Inflation Protection Fund
      December 31, 2007 ............       6     11.43      11.18     1.40%      2.00%         66    7.93%      7.29%       4.41%
      December 31, 2006 ............       4     10.59      10.42     1.40%      2.00%         38    0.19%     -0.38%       4.02%
      December 31, 2005 ............       4     10.57      10.46     1.40%      2.00%         45    0.19%     -0.48%       4.05%
      December 31, 2004 ............       5     10.55      10.51     1.40%      2.00%         52    5.08%      4.68%       1.98%
      Inception May 1, 2004 ........      --     10.04      10.04      N/A        N/A          --     N/A        N/A         N/A
   International Fund
      December 31, 2007 ............      50     18.03      17.16     1.40%      2.00%        893   16.40%     15.71%       0.60%
      December 31, 2006 ............      41     15.49      14.83     1.40%      2.00%        630   23.33%     22.56%       1.44%
      December 31, 2005 ............      33     12.56      12.10     1.40%      2.00%        418   11.64%     11.01%       1.24%
      December 31, 2004 ............      39     11.25      10.90     1.40%      2.00%        437   13.35%     12.60%       0.60%
      December 31, 2003 ............      40      9.92       9.68     1.40%      2.00%        393   22.78%     22.05%       0.14%
   Value Fund
      December 31, 2007 ............      84     18.13      17.26     1.40%      2.00%      1,521   -6.45%     -7.05%       1.69%
      December 31, 2006 ............     106     19.38      18.57     1.40%      2.00%      2,052   16.96%     16.35%       1.29%
      December 31, 2005 ............     107     16.57      15.96     1.40%      2.00%      1,766    3.63%      2.97%       0.93%
      December 31, 2004 ............     122     15.99      15.50     1.40%      2.00%      1,941   12.71%     11.99%       1.00%
      December 31, 2003 ............     128     14.19      13.84     1.40%      2.00%      1,812   27.17%     26.41%       1.12%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                    JEFFERSON NATIONAL LIFE ACCOUNT H
------------------------------------------------------------------------------------------------------------------------------------
                                              STANDARD   STD. WITH  STANDARD   STD. WITH           STANDARD  STD. WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO      (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
      December 31, 2007 ............       1   $ 10.58    $ 10.41     1.40%      2.00%    $    11   -3.20%     -3.79%       3.70%
      December 31, 2006 ............       1     10.93      10.82     1.40%      2.00%         11    4.79%      4.14%       3.91%
      December 31, 2005 ............       1     10.43      10.39     1.40%      2.00%         12    3.68%      3.28%       2.95%
      Inception May 1, 2005 ........      --     10.06      10.06      N/A        N/A          --     N/A        N/A         N/A
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
      December 31, 2007 ............       1     12.70      12.50     1.40%      2.00%         13   -2.08%     -2.65%       0.63%
      December 31, 2006 ............       3     12.97      12.84     1.40%      2.00%         43   12.88%     12.14%       0.86%
      December 31, 2005 ............       1     11.49      11.45     1.40%      2.00%         15   13.43%     13.03%       0.00%
      Inception May 1, 2005 ........      --     10.13      10.13      N/A        N/A          --     N/A        N/A         N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
      December 31, 2007 ............      16     11.23      10.69     1.40%      2.00%        174    6.24%      5.63%       0.52%
      December 31, 2006 ............      21     10.57      10.12     1.40%      2.00%        225    7.75%      6.98%       0.14%
      December 31, 2005 ............      28      9.81       9.46     1.40%      2.00%        270    2.19%      1.61%       0.00%
      December 31, 2004 ............      74      9.60       9.31     1.40%      2.00%        713    4.69%      4.14%       0.72%
      December 31, 2003 ............      38      9.17       8.94     1.40%      2.00%        351   24.25%     23.51%       0.11%
DREYFUS STOCK INDEX FUND
      December 31, 2007 ............     166     14.41      13.72     1.40%      2.00%      2,367    3.82%      3.16%       1.67%
      December 31, 2006 ............     211     13.88      13.30     1.40%      2.00%      2,915   13.86%     13.29%       1.65%
      December 31, 2005 ............     223     12.19      11.74     1.40%      2.00%      2,707    3.31%      2.62%       1.56%
      December 31, 2004 ............     294     11.80      11.44     1.40%      2.00%      3,460    9.06%      8.41%       1.90%
      December 31, 2003 ............     261     10.82      10.55     1.40%      2.00%      2,816   26.58%     25.82%       1.45%
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
      December 31, 2007 ............      34     18.22      17.35     1.40%      2.00%        613    2.71%      2.06%       1.63%
      December 31, 2006 ............      57     17.74      17.00     1.40%      2.00%      1,003   20.84%     20.23%       1.45%
      December 31, 2005 ............      44     14.68      14.14     1.40%      2.00%        640   10.38%      9.70%       0.00%
      December 31, 2004 ............      60     13.30      12.89     1.40%      2.00%        801   18.35%     17.61%       1.09%
      December 31, 2003 ............     105     11.24      10.96     1.40%      2.00%      1,176   34.46%     33.66%       0.74%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
      December 31, 2007 ............      35     10.35       9.85     1.40%      2.00%        364    2.68%      1.97%       6.28%
      December 31, 2006 ............      34     10.08       9.66     1.40%      2.00%        344   14.03%     13.38%       4.13%
      December 31, 2005 ............      16      8.84       8.52     1.40%      2.00%        139    4.74%      4.16%       6.39%
      December 31, 2004 ............      22      8.44       8.18     1.40%      2.00%        184    8.48%      7.75%       4.93%
      December 31, 2003 ............      31      7.78       7.59     1.40%      2.00%        241   18.99%     18.28%       6.43%
   High Income Bond Fund II
      December 31, 2007 ............      55     13.27      12.63     1.40%      2.00%        723    2.00%      1.36%       8.03%
      December 31, 2006 ............      80     13.01      12.46     1.40%      2.00%      1,035    9.24%      8.63%       6.68%
      December 31, 2005 ............      54     11.91      11.47     1.40%      2.00%        641    1.28%      0.61%       7.51%
      December 31, 2004 ............      73     11.76      11.40     1.40%      2.00%        854    8.89%      8.27%       8.73%
      December 31, 2003 ............     121     10.80      10.53     1.40%      2.00%      1,301   20.52%     19.80%       6.78%
   International Equity Fund II
      December 31, 2007 ............      23     16.83      16.03     1.40%      2.00%        388    8.02%      7.37%       0.20%
      December 31, 2006 ............      28     15.58      14.93     1.40%      2.00%        437   17.23%     16.55%       0.16%
      December 31, 2005 ............      28     13.29      12.81     1.40%      2.00%        368    7.52%      6.93%       0.00%
      December 31, 2004 ............      39     12.36      11.98     1.40%      2.00%        479   12.47%     11.81%       0.00%
      December 31, 2003 ............      52     10.99      10.71     1.40%      2.00%        567   30.02%     29.25%       0.00%
JANUS ASPEN SERIES:
   Growth and Income Portfolio
      December 31, 2007 ............      31     17.14      16.65     1.40%      2.00%        532    7.26%      6.59%       1.70%
      December 31, 2006 ............      55     15.98      15.62     1.40%      2.00%        871    6.53%      5.90%       1.66%
      December 31, 2005 ............      64     15.00      14.75     1.40%      2.00%        958   10.78%     10.16%       0.65%
      December 31, 2004 ............      62     13.54      13.39     1.40%      2.00%        834   10.35%      9.66%       0.65%
      December 31, 2003 ............      68     12.26      12.21     1.40%      2.00%        833   19.90%     19.34%       1.01%
      Inception March 21, 2003 .....      --     10.23      10.23      N/A        N/A          --     N/A        N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                    JEFFERSON NATIONAL LIFE ACCOUNT H
------------------------------------------------------------------------------------------------------------------------------------
                                              STANDARD  STD. WITH   STANDARD  STD. WITH            STANDARD  STD. WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS   --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO      (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES: (continued)
   International Growth Portfolio
     December 31, 2007 ...........        40  $  40.53  $    39.38      1.40%       2.00% $ 1,628     26.54%      25.77%      0.64%
     December 31, 2006 ...........        41     32.03       31.31      1.40%       2.00%   1,320     45.00%      44.09%      2.30%
     December 31, 2005 ...........        15     22.09       21.73      1.40%       2.00%     334     30.48%      29.73%      1.70%
     December 31, 2004 ...........         5     16.93       16.75      1.40%       2.00%      77     17.24%      16.56%      0.95%
     December 31, 2003 ...........         2     14.44       14.37      1.40%       2.00%      31     42.38%      41.72%      0.03%
     Inception March 21, 2003 ....        --     10.14       10.14       N/A         N/A       --       N/A         N/A        N/A
   Large Cap Growth Portfolio
     December 31, 2007 ...........       106     13.98       13.31      1.40%       2.00%   1,469     13.47%      12.80%      0.70%
     December 31, 2006 ...........       125     12.32       11.80      1.40%       2.00%   1,532      9.80%       9.16%      0.48%
     December 31, 2005 ...........       139     11.22       10.81      1.40%       2.00%   1,550      2.84%       2.27%      0.32%
     December 31, 2004 ...........       195     10.91       10.57      1.40%       2.00%   2,117      3.12%       2.42%      0.15%
     December 31, 2003 ...........       220     10.58       10.32      1.40%       2.00%   2,321     29.90%      29.13%      0.09%
   Mid Cap Growth Portfolio
     December 31, 2007 ...........        66     19.32       18.39      1.40%       2.00%   1,273     20.37%      19.57%      0.21%
     December 31, 2006 ...........        77     16.05       15.38      1.40%       2.00%   1,232     12.00%      11.37%      0.00%
     December 31, 2005 ...........        96     14.33       13.81      1.40%       2.00%   1,373     10.74%      10.13%      0.00%
     December 31, 2004 ...........       124     12.94       12.54      1.40%       2.00%   1,600     19.04%      18.30%      0.00%
     December 31, 2003 ...........       125     10.86       10.60      1.40%       2.00%   1,356     33.23%      32.43%      0.00%
   Worldwide Growth Portfolio
     December 31, 2007 ...........        84     14.97       14.25      1.40%       2.00%   1,255      8.09%       7.47%      0.74%
     December 31, 2006 ...........        91     13.85       13.26      1.40%       2.00%   1,260     16.58%      15.81%      1.73%
     December 31, 2005 ...........       106     11.88       11.45      1.40%       2.00%   1,258      4.39%       3.81%      1.29%
     December 31, 2004 ...........       144     11.38       11.03      1.40%       2.00%   1,632      3.36%       2.70%      1.02%
     December 31, 2003 ...........       162     11.01       10.74      1.40%       2.00%   1,777     22.27%      21.54%      0.71%
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
     December 31, 2007 ...........        31     29.59       28.94      1.40%       2.00%     898     31.45%      30.65%      1.28%
     December 31, 2006 ...........        29     22.51       22.15      1.40%       2.00%     647     28.12%      27.37%      0.46%
     December 31, 2005 ...........        33     17.57       17.39      1.40%       2.00%     573     38.89%      38.02%      0.38%
     December 31, 2004 ...........         6     12.65       12.60      1.40%       2.00%      79     28.82%      28.31%      0.00%
     Inception May 1, 2004 .......        --      9.82        9.82       N/A         N/A       --       N/A         N/A        N/A
   International Equity Portfolio
     December 31, 2007 ...........         7     16.26       15.91      1.40%       2.00%     120      9.20%       8.60%      2.11%
     December 31, 2006 ...........         8     14.89       14.65      1.40%       2.00%     125     20.86%      20.08%      0.85%
     December 31, 2005 ...........         7     12.32       12.20      1.40%       2.00%     103      9.12%       8.44%      1.09%
     December 31, 2004 ...........         1     11.29       11.25      1.40%       2.00%      10     13.70%      13.29%      0.00%
     Inception May 1, 2004 .......        --      9.93        9.93       N/A         N/A       --       N/A         N/A        N/A
   Small Cap Portfolio
     December 31, 2007 ...........        25     18.01       17.15      1.40%       2.00%     445     -8.53%      -9.07%      0.00%
     December 31, 2006 ...........        35     19.69       18.86      1.40%       2.00%     681     14.48%      13.82%      0.00%
     December 31, 2005 ...........        44     17.20       16.57      1.40%       2.00%     750      2.56%       1.91%      0.00%
     December 31, 2004 ...........        80     16.77       16.26      1.40%       2.00%   1,344     13.31%      12.60%      0.00%
     December 31, 2003 ...........       111     14.80       14.44      1.40%       2.00%   1,633     35.32%      34.51%      0.00%
   US Strategic Equity Portfolio
     December 31, 2007 ...........        15     13.48       12.84      1.40%       2.00%     204     -2.32%      -2.87%      1.25%
     December 31, 2006 ...........        15     13.80       13.22      1.40%       2.00%     206     15.87%      15.16%      0.52%
     December 31, 2005 ...........        13     11.91       11.48      1.40%       2.00%     151      1.88%       1.32%      0.68%
     December 31, 2004 ...........        15     11.69       11.33      1.40%       2.00%     179     10.26%       9.57%      0.61%
     December 31, 2003 ...........        19     10.60       10.34      1.40%       2.00%     204     22.29%      21.56%      0.66%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth Portfolio
     December 31, 2007 ...........         1      9.56        9.52      1.40%       2.00%       5     -3.43%      -3.84%      0.00%
     Inception April 30, 2007 ....        --      9.90        9.90       N/A         N/A       --       N/A         N/A        N/A
   Capital and Income Portfolio
     December 31, 2007 ...........        --     10.01        9.97      1.40%       2.00%       3      0.60%       0.20%      1.45%
     Inception April 30, 2007 ....        --      9.95        9.95       N/A         N/A       --       N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                    JEFFERSON NATIONAL LIFE ACCOUNT H
------------------------------------------------------------------------------------------------------------------------------------
                                              STANDARD  STD. WITH   STANDARD  STD. WITH            STANDARD  STD. WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS   --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO      (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST: (continued)
   Fundamental Value Portfolio
     December 31, 2007 ...........         1  $   9.50  $     9.46      1.40%       2.00% $    10     -4.04%      -4.44%      0.46%
     Inception April 30, 2007 ....        --      9.90        9.90       N/A         N/A       --       N/A         N/A        N/A
   Large Cap Growth Portfolio
     December 31, 2007 ...........         1      9.92        9.88      1.40%       2.00%       5      0.20%      -0.20%      0.02%
     Inception April 30, 2007 ....        --      9.90        9.90       N/A         N/A       --       N/A         N/A        N/A
  LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond Portfolio
     December 31, 2007 ...........        16     11.34       11.16      1.40%       2.00%     177     -1.48%      -2.11%      7.71%
     December 31, 2006 ...........        11     11.51       11.40      1.40%       2.00%     125      9.10%       8.47%      3.29%
     December 31, 2005 ...........        34     10.55       10.51      1.40%       2.00%     361      5.39%       5.00%     26.19%
     Inception May 1, 2005 .......        --     10.01       10.01       N/A         N/A       --       N/A         N/A        N/A
   Government Portfolio
     December 31, 2007 ...........         5     10.39       10.23      1.40%       2.00%      46      1.07%       0.49%      2.97%
     December 31, 2006 ...........        --     10.28       10.18      1.40%       2.00%      --      2.70%       2.11%      0.00%
     December 31, 2005 ...........         7     10.01        9.97      1.40%       2.00%      67      0.10%      -0.30%      0.00%
     Inception May 1, 2005 .......        --     10.00       10.00       N/A         N/A       --       N/A         N/A        N/A
   Strategic Bond Portfolio
     December 31, 2007 ...........        15     11.17       10.93      1.40%       2.00%     163      0.54%       0.00%      4.54%
     December 31, 2006 ...........        16     11.11       10.93      1.40%       2.00%     180      3.64%       2.92%      4.41%
     December 31, 2005 ...........        15     10.72       10.62      1.40%       2.00%     159      1.04%       0.47%      8.85%
     December 31, 2004 ...........         1     10.61       10.57      1.40%       2.00%      12      6.10%       5.70%      1.53%
     Inception May 1, 2004 .......        --     10.00       10.00       N/A         N/A       --       N/A         N/A        N/A
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
     December 31, 2007 ...........        20     16.50       16.04      1.40%       2.00%     324      1.73%       1.07%      3.40%
     December 31, 2006 ...........         5     16.22       15.87      1.40%       2.00%      74     12.95%      12.31%      1.35%
     December 31, 2005 ...........         7     14.36       14.13      1.40%       2.00%      98      2.35%       1.73%      1.76%
     December 31, 2004 ...........         5     14.03       13.89      1.40%       2.00%      76     14.85%      14.13%      2.73%
     December 31, 2003 ...........        --     12.22       12.17      1.40%       2.00%       5     22.16%      21.67%      0.00%
     Inception May 1, 2003 .......        --     10.00       10.00       N/A         N/A       --       N/A         N/A        N/A
   Growth and Income Portfolio
     December 31, 2007 ...........        75     18.21       17.34      1.40%       2.00%   1,363      2.02%       1.40%      1.21%
     December 31, 2006 ...........        91     17.85       17.10      1.40%       2.00%   1,617     15.61%      14.92%      1.28%
     December 31, 2005 ...........        99     15.44       14.88      1.40%       2.00%   1,521      1.85%       1.22%      0.81%
     December 31, 2004 ...........       153     15.16       14.70      1.40%       2.00%   2,312     11.07%      10.44%      0.80%
     December 31, 2003 ...........       167     13.65       13.31      1.40%       2.00%   2,267     29.19%      28.42%      0.63%
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Lehman Brothers High Income Bond Portfolio
     December 31, 2007 ...........         1     10.90       10.73      1.40%       2.00%      14     -0.37%      -0.92%      7.78%
     December 31, 2006 ...........         1     10.94       10.83      1.40%       2.00%      13      6.01%       5.35%      9.11%
     December 31, 2005 ...........        --     10.32       10.28      1.40%       2.00%      --      3.20%       2.80%      0.00%
     Inception May 1, 2005 .......        --     10.00       10.00       N/A         N/A       --       N/A         N/A        N/A
   Lehman Brothers Short Duration Bond Portfolio
     December 31, 2007 ...........        49     12.80       12.19      1.40%       2.00%     624      3.31%       2.70%      3.03%
     December 31, 2006 ...........        46     12.39       11.87      1.40%       2.00%     565      2.74%       2.15%      3.76%
     December 31, 2005 ...........        55     12.06       11.62      1.40%       2.00%     657      0.08%      -0.51%      2.47%
     December 31, 2004 ...........        83     12.05       11.68      1.40%       2.00%     994     -0.65%      -1.27%      3.57%
     December 31, 2003 ...........        97     12.13       11.83      1.40%       2.00%   1,180      1.00%       0.40%      4.08%
   Fasciano Portfolio
     December 31, 2007 ...........        --     14.44       14.04      1.40%       2.00%       1     -0.89%      -1.47%      0.00%
     December 31, 2006 ...........        --     14.57       14.25      1.40%       2.00%       4      3.77%       3.11%      0.00%
     December 31, 2005 ...........        --     14.04       13.82      1.40%       2.00%       3      1.52%       0.88%      0.00%
     December 31, 2004 ...........         2     13.83       13.70      1.40%       2.00%      27     10.28%       9.69%      0.00%
     December 31, 2003 ...........         6     12.54       12.49      1.40%       2.00%      73     24.90%      24.41%      0.07%
     Inception May 1, 2003 .......        --     10.04       10.04       N/A         N/A       --       N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                    JEFFERSON NATIONAL LIFE ACCOUNT H
------------------------------------------------------------------------------------------------------------------------------------
                                              STANDARD  STD. WITH   STANDARD  STD. WITH            STANDARD  STD. WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS   --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO      (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Mid-Cap Growth Portfolio
     December 31, 2007 ...........        50  $  13.32  $    12.80      1.40%       2.00% $   665     20.87%      20.19%      0.00%
     December 31, 2006 ...........        52     11.02       10.65      1.40%       2.00%     575     13.03%      12.34%      0.00%
     December 31, 2005 ...........        44      9.75        9.48      1.40%       2.00%     426     12.20%      11.53%      0.00%
     December 31, 2004 ...........        89      8.69        8.50      1.40%       2.00%     771     14.70%      13.94%      0.00%
     December 31, 2003 ...........         9      7.58        7.46      1.40%       2.00%      68     26.29%      25.54%      0.00%
   Partners Portfolio
     December 31, 2007 ...........        63     16.45       15.66      1.40%       2.00%   1,039      7.80%       7.11%      0.64%
     December 31, 2006 ...........        64     15.26       14.62      1.40%       2.00%     988     10.66%      10.09%      0.67%
     December 31, 2005 ...........        79     13.79       13.28      1.40%       2.00%   1,102     16.47%      15.68%      1.08%
     December 31, 2004 ...........        49     11.84       11.48      1.40%       2.00%     577     17.29%      16.67%      0.01%
     December 31, 2003 ...........        38     10.09        9.84      1.40%       2.00%     383     33.21%      32.42%      0.00%
   Regency Portfolio
     December 31, 2007 ...........         5     19.39       18.86      1.40%       2.00%      89      1.84%       1.23%      0.40%
     December 31, 2006 ...........         9     19.04       18.63      1.40%       2.00%     176      9.61%       9.01%      0.39%
     December 31, 2005 ...........        11     17.37       17.09      1.40%       2.00%     185     10.50%       9.76%      0.14%
     December 31, 2004 ...........         6     15.72       15.57      1.40%       2.00%     100     20.62%      19.95%      0.04%
     December 31, 2003 ...........        --     13.03       12.98      1.40%       2.00%      --     30.19%      29.67%       N/A
     Inception May 1, 2003 .......        --     10.01       10.01       N/A         N/A       --       N/A         N/A        N/A
   Socially Responsive Portfolio
     December 31, 2007 ...........         2     14.16       13.85      1.40%       2.00%      34      6.07%       5.48%      0.06%
     December 31, 2006 ...........         7     13.35       13.13      1.40%       2.00%      97     12.18%      11.46%      0.18%
     December 31, 2005 ...........         9     11.90       11.78      1.40%       2.00%     104      5.40%       4.71%      0.00%
     December 31, 2004 ...........        --     11.29       11.25      1.40%       2.00%      --     12.79%      12.39%      0.00%
     Inception May 1, 2004 .......        --     10.01       10.01       N/A         N/A       --       N/A         N/A        N/A
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced Portfolio
     December 31, 2007 ...........       203      9.79        9.75      1.40%       2.00%   1,987     -2.39%      -2.79%      1.13%
     Inception May 1, 2007 .......        --     10.03       10.03       N/A         N/A       --       N/A         N/A        N/A
   JNF Equity Portfolio
     December 31, 2007 ...........       232      8.96        8.93      1.40%       2.00%   2,076    -10.49%     -10.79%      0.00%
     Inception May 1, 2007 .......        --     10.01       10.01       N/A         N/A       --       N/A         N/A        N/A
PIMCO VARIABLE INSURANCE TRUST:
   Money Market Portfolio
     December 31, 2007 ...........       495     10.78       10.55      1.40%       2.00%   5,327      3.36%       2.83%      4.72%
     December 31, 2006 ...........        57     10.43       10.26      1.40%       2.00%     639      3.17%       2.50%      4.69%
     December 31, 2005 ...........        12     10.11       10.01      1.40%       2.00%     194      1.30%       0.70%      3.19%
     December 31, 2004 ...........        --      9.98        9.94      1.40%       2.00%      --     -0.20%      -0.60%      0.55%
     Inception May 1, 2004 .......        --     10.00       10.00       N/A         N/A       --       N/A         N/A        N/A
   Real Return Portfolio
     December 31, 2007 ...........        33     12.32       11.98      1.40%       2.00%     406      9.12%       8.42%      4.66%
     December 31, 2006 ...........        27     11.29       11.05      1.40%       2.00%     314     -0.70%      -1.25%      4.24%
     December 31, 2005 ...........        26     11.37       11.19      1.40%       2.00%     297      0.71%       0.09%      2.85%
     December 31, 2004 ...........        16     11.29       11.18      1.40%       2.00%     185      7.32%       6.78%      1.02%
     December 31, 2003 ...........         8     10.52       10.47      1.40%       2.00%      86      4.79%       4.37%      0.30%
     Inception May 1, 2003 .......        --     10.03       10.03       N/A         N/A       --       N/A         N/A        N/A
   Short-Term Portfolio
     December 31, 2007 ...........        65     10.72       10.49      1.40%       2.00%     693      2.98%       2.44%      4.69%
     December 31, 2006 ...........        31     10.41       10.24      1.40%       2.00%     327      2.87%       2.20%      4.31%
     December 31, 2005 ...........        13     10.12       10.02      1.40%       2.00%     127      1.10%       0.50%      3.00%
     December 31, 2004 ...........         4     10.01        9.97      1.40%       2.00%      39      0.10%      -0.30%      1.30%
     Inception May 1, 2004 .......        --     10.00       10.00       N/A         N/A       --       N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                    JEFFERSON NATIONAL LIFE ACCOUNT H
------------------------------------------------------------------------------------------------------------------------------------
                                              STANDARD  STD. WITH   STANDARD  STD. WITH            STANDARD  STD. WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS   --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                      (000S)       UNIT VALUE           EXPENSE RATIO      (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Total Return Portfolio
     December 31, 2007 ...........        71  $  11.60  $    11.28      1.40%       2.00% $   821      7.21%       6.62%      4.81%
     December 31, 2006 ...........        67     10.82       10.58      1.40%       2.00%     719      2.37%       1.73%      4.42%
     December 31, 2005 ...........        50     10.57       10.40      1.40%       2.00%     533      1.05%       0.48%      3.55%
     December 31, 2004 ...........        30     10.46       10.35      1.40%       2.00%     313      3.46%       2.78%      1.93%
     December 31, 2003 ...........         3     10.11       10.07      1.40%       2.00%      34      1.02%       0.61%      0.72%
     Inception May 1, 2003 .......        --     10.01       10.01       N/A         N/A       --       N/A         N/A        N/A
PIONEER VARIABLE CONTRACTS TRUST:
   Equity Income Portfolio
     December 31, 2007 ...........        37     12.99       12.46      1.40%       2.00%     478     -0.84%      -1.42%      2.17%
     December 31, 2006 ...........        75     13.10       12.64      1.40%       2.00%     985     20.40%      19.70%      2.32%
     December 31, 2005 ...........        46     10.88       10.56      1.40%       2.00%     498      4.02%       3.43%      2.05%
     December 31, 2004 ...........        36     10.46       10.21      1.40%       2.00%     374     14.44%      13.82%      2.04%
     December 31, 2003 ...........        41      9.14        8.97      1.40%       2.00%     376     20.57%      19.85%      1.99%
   Fund Portfolio
     December 31, 2007 ...........        31     11.51       11.04      1.40%       2.00%     365      3.32%       2.70%      1.02%
     December 31, 2006 ...........        33     11.14       10.75      1.40%       2.00%     373     14.73%      14.12%      1.12%
     December 31, 2005 ...........        39      9.71        9.42      1.40%       2.00%     385      4.52%       3.86%      1.14%
     December 31, 2004 ...........        53      9.29        9.07      1.40%       2.00%     497      9.29%       8.75%      1.05%
     December 31, 2003 ...........        29      8.50        8.34      1.40%       2.00%     244     21.72%      21.00%      0.93%
   High Yield Portfolio
     December 31, 2007 ...........        36     11.61       11.42      1.40%       2.00%     420      4.13%       3.44%      5.14%
     December 31, 2006 ...........        19     11.15       11.04      1.40%       2.00%     208      6.80%       6.15%      5.15%
     December 31, 2005 ...........         3     10.44       10.40      1.40%       2.00%      35      4.40%       4.00%      3.47%
     Inception May 1, 2005 .......        --     10.00       10.00       N/A         N/A       --       N/A         N/A        N/A
   International Value Portfolio
     December 31, 2007 ...........        20     11.22       11.15      1.40%       2.00%     226     11.64%      10.95%      0.29%
     December 31, 2006 ...........        14     10.05       10.05      1.40%       2.00%     143      0.70%       0.70%      0.00%
     Inception November 15, 2006 .        --      9.98        9.98       N/A         N/A       --       N/A         N/A        N/A
   Mid Cap Value Portfolio
     December 31, 2007 ...........         3     12.54       12.34      1.40%       2.00%      37      3.89%       3.26%      0.66%
     December 31, 2006 ...........         3     12.07       11.95      1.40%       2.00%      33     10.73%      10.04%      0.00%
     December 31, 2005 ...........         9     10.90       10.86      1.40%       2.00%      95      8.35%       7.95%      0.00%
     Inception May 1, 2005 .......        --     10.06       10.06       N/A         N/A       --       N/A         N/A        N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
     December 31, 2007 ...........        13     22.32       21.70      1.40%       2.00%     292      2.53%       1.88%      1.19%
     December 31, 2006 ...........        14     21.77       21.30      1.40%       2.00%     313     19.42%      18.73%      0.18%
     December 31, 2005 ...........        12     18.23       17.94      1.40%       2.00%     226     10.02%       9.39%      0.51%
     December 31, 2004 ...........        31     16.57       16.40      1.40%       2.00%     517     12.26%      11.56%      0.00%
     December 31, 2003 ...........        11     14.76       14.70      1.40%       2.00%     164     46.81%      46.23%      0.00%
     Inception May 1, 2003 .......        --     10.05       10.05       N/A         N/A       --       N/A         N/A        N/A
   Small-Cap Portfolio
     December 31, 2007 ...........        26     20.21       19.65      1.40%       2.00%     513     -3.49%      -4.05%      0.05%
     December 31, 2006 ...........        36     20.94       20.48      1.40%       2.00%     755     13.99%      13.27%      0.06%
     December 31, 2005 ...........        43     18.37       18.08      1.40%       2.00%     797      7.05%       6.42%      0.00%
     December 31, 2004 ...........        38     17.16       16.99      1.40%       2.00%     659     23.19%      22.49%      0.00%
     December 31, 2003 ...........        12     13.93       13.87      1.40%       2.00%     165     39.54%      38.99%      0.00%
     Inception May 1, 2003 .......        --      9.98        9.98       N/A         N/A       --       N/A         N/A        N/A
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
     December 31, 2007 ...........         3     14.00       13.78      1.40%       2.00%      48     12.18%      11.49%      0.42%
     December 31, 2006 ...........         3     12.48       12.36      1.40%       2.00%      39     10.74%      10.16%      1.37%
     December 31, 2005 ...........        --     11.27       11.22      1.40%       2.00%      --     12.25%      11.75%      0.00%
     Inception May 1, 2005 .......        --     10.04       10.04       N/A         N/A       --       N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                    JEFFERSON NATIONAL LIFE ACCOUNT H
------------------------------------------------------------------------------------------------------------------------------------
                                              STANDARD  STD. WITH   STANDARD  STD. WITH            STANDARD  STD. WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                       (000S)      UNIT VALUE          EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   CLS AdvisorOne Clermont Fund
      December 31, 2007 ..............      1 $  11.78  $    11.60      1.40%       2.00%  $   15      4.71%       4.13%      2.72%
      December 31, 2006 ..............      1    11.25       11.14      1.40%       2.00%      10      6.84%       6.30%     31.63%
      December 31, 2005 ..............     --    10.53       10.48      1.40%       2.00%      --      4.99%       4.49%      0.00%
      Inception May 1, 2005 ..........     --    10.03       10.03       N/A         N/A       --       N/A         N/A        N/A
   Banking Fund
      December 31, 2007 ..............      2     8.76        8.56      1.40%       2.00%      16    -28.08%     -28.55%      1.36%
      December 31, 2006 ..............     --    12.18       11.98      1.40%       2.00%       6      9.73%       9.01%      1.14%
      December 31, 2005 ..............      5    11.10       10.99      1.40%       2.00%      58     -4.15%      -4.68%      0.00%
      December 31, 2004 ..............      2    11.58       11.53      1.40%       2.00%      19     14.65%      14.27%      2.12%
      Inception May 1, 2004 ..........     --    10.10       10.09       N/A         N/A       --       N/A         N/A        N/A
   Basic Materials Fund
      December 31, 2007 ..............     23    20.21       19.77      1.40%       2.00%     465     32.09%      31.27%      0.15%
      December 31, 2006 ..............     17    15.30       15.06      1.40%       2.00%     261     20.57%      19.90%      1.49%
      December 31, 2005 ..............     14    12.69       12.56      1.40%       2.00%     180      2.59%       1.95%      0.39%
      December 31, 2004 ..............      2    12.37       12.32      1.40%       2.00%      30     24.07%      23.57%      0.22%
      Inception May 1, 2004 ..........     --     9.97        9.97       N/A         N/A                N/A         N/A        N/A
   Biotechnology Fund
      December 31, 2007 ..............      3     9.91        9.69      1.40%       2.00%      32      3.01%       2.32%      0.00%
      December 31, 2006 ..............     --     9.62        9.47      1.40%       2.00%      --     -4.66%      -5.21%      0.00%
      December 31, 2005 ..............      3    10.09        9.99      1.40%       2.00%      32      9.08%       8.47%      0.00%
      December 31, 2004 ..............     --     9.25        9.21      1.40%       2.00%      --     -5.61%      -5.92%      0.00%
      Inception May 1, 2004 ..........     --     9.80        9.79       N/A         N/A       --       N/A         N/A        N/A
   Commodities Strategy Fund
      December 31, 2007 ..............      2    10.08        9.95      1.40%       2.00%      20     29.23%      28.39%      0.00%
      December 31, 2006 ..............      1     7.80        7.75      1.40%       2.00%       7    -19.09%     -19.44%      0.00%
      December 31, 2005 ..............      1     9.64        9.62      1.40%       2.00%       6     -4.08%      -4.28%      0.87%
      Inception October 21, 2005 .....     --    10.05       10.05       N/A         N/A      N/A       N/A         N/A        N/A
   Consumer Products Fund
      December 31, 2007 ..............      1    12.96       12.68      1.40%       2.00%      10      9.55%       8.93%      0.72%
      December 31, 2006 ..............      6    11.83       11.64      1.40%       2.00%      68     15.75%      15.02%      1.33%
      December 31, 2005 ..............      1    10.22       10.12      1.40%       2.00%      14     -1.73%      -2.32%      0.30%
      December 31, 2004 ..............     --    10.40       10.36      1.40%       2.00%      --      2.97%       2.57%      0.00%
      Inception May 1, 2004 ..........     --    10.10       10.10       N/A         N/A                N/A         N/A        N/A
   Dow 2x Strategy Fund
      December 31, 2007 ..............      6    14.37       14.08      1.40%       2.00%      88      6.60%       6.02%      0.68%
      December 31, 2006 ..............      5    13.48       13.28      1.40%       2.00%      71     28.75%      27.94%      0.72%
      December 31, 2005 ..............      1    10.47       10.38      1.40%       2.00%      15     -5.16%      -5.72%      1.32%
      December 31, 2004 ..............      2    11.04       11.01      1.40%       2.00%      25     11.29%      10.99%     15.95%
      Inception July 15, 2004 ........     --     9.92        9.92       N/A         N/A       --       N/A         N/A        N/A
   Electronics Fund
      December 31, 2007 ..............      1     9.05        8.86      1.40%       2.00%      12     -3.93%      -4.42%      0.00%
      December 31, 2006 ..............      3     9.42        9.27      1.40%       2.00%      28      1.07%       0.43%      0.00%
      December 31, 2005 ..............      2     9.32        9.23      1.40%       2.00%      15      2.42%       1.88%      0.00%
      December 31, 2004 ..............     --     9.10        9.06      1.40%       2.00%      --     -6.57%      -6.98%      0.00%
      Inception May 1, 2004 ..........     --     9.74        9.74       N/A         N/A       --       N/A         N/A        N/A
   Energy Fund
      December 31, 2007 ..............     35    23.96       23.44      1.40%       2.00%     838     31.36%      30.58%      0.00%
      December 31, 2006 ..............     33    18.24       17.95      1.40%       2.00%     598     10.41%       9.72%      0.00%
      December 31, 2005 ..............     51    16.52       16.36      1.40%       2.00%     840     36.53%      35.77%      0.02%
      December 31, 2004 ..............     13    12.10       12.05      1.40%       2.00%     151     18.40%      17.91%      0.01%
      Inception May 1, 2004 ..........     --    10.22       10.22       N/A         N/A       --       N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                    JEFFERSON NATIONAL LIFE ACCOUNT H
------------------------------------------------------------------------------------------------------------------------------------
                                              STANDARD  STD. WITH   STANDARD  STD. WITH            STANDARD  STD. WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                       (000S)      UNIT VALUE          EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Energy Services Fund
      December 31, 2007 ..............     31 $  26.15  $    25.58      1.40%       2.00%  $  812     35.21%      34.35%      0.00%
      December 31, 2006 ..............     18    19.34       19.04      1.40%       2.00%     345      9.45%       8.80%      0.00%
      December 31, 2005 ..............     27    17.67       17.50      1.40%       2.00%     475     46.15%      45.35%      0.00%
      December 31, 2004 ..............     11    12.09       12.04      1.40%       2.00%     130     18.88%      18.39%      0.00%
      Inception May 1, 2004 ..........     --    10.17       10.17       N/A         N/A       --       N/A         N/A        N/A
   Europe 1.25X Strategy Fund
      December 31, 2007 ..............     11    17.98       17.58      1.40%       2.00%     193     11.54%      10.78%      1.79%
      December 31, 2006 ..............     23    16.12       15.87      1.40%       2.00%     376     27.63%      26.96%      3.88%
      December 31, 2005 ..............     --    12.63       12.50      1.40%       2.00%      --      4.90%       4.25%      0.20%
      December 31, 2004 ..............      3    12.04       11.99      1.40%       2.00%      33     19.09%      18.60%     68.15%
      Inception May 1, 2004 ..........     --    10.11       10.11       N/A         N/A       --       N/A         N/A        N/A
   Financial Services Fund
      December 31, 2007 ..............      1    10.78       10.54      1.40%       2.00%      13    -19.91%     -20.45%      4.13%
      December 31, 2006 ..............     10    13.46       13.25      1.40%       2.00%     139     15.14%      14.42%      5.21%
      December 31, 2005 ..............      7    11.69       11.58      1.40%       2.00%      78      1.92%       1.40%      0.20%
      December 31, 2004 ..............     --    11.47       11.42      1.40%       2.00%       5     14.13%      13.63%      2.25%
      Inception May 1, 2004 ..........     --    10.05       10.05       N/A         N/A       --       N/A         N/A        N/A
   Government Long Bond 1.2X Strategy Fund
      December 31, 2007 ..............     30    11.35       11.04      1.40%       2.00%     344      8.20%       7.60%      3.52%
      December 31, 2006 ..............     17    10.49       10.26      1.40%       2.00%     179     -4.46%      -5.00%      3.66%
      December 31, 2005 ..............     18    10.98       10.80      1.40%       2.00%     198      6.19%       5.57%      3.28%
      December 31, 2004 ..............      9    10.34       10.23      1.40%       2.00%      96      6.93%       6.23%      3.35%
      December 31, 2003 ..............      3     9.67        9.63      1.40%       2.00%      30     -3.18%      -3.57%      1.02%
      Inception May 1, 2003 ..........     --     9.99        9.99       N/A         N/A       --       N/A         N/A        N/A
   Health Care Fund
      December 31, 2007 ..............      3    11.89       11.63      1.40%       2.00%      36      4.48%       3.84%      0.00%
      December 31, 2006 ..............     14    11.38       11.20      1.40%       2.00%     156      3.74%       3.04%      0.00%
      December 31, 2005 ..............     30    10.97       10.87      1.40%       2.00%     322      9.05%       8.48%      0.00%
      December 31, 2004 ..............     --    10.06       10.02      1.40%       2.00%      --     -0.10%      -0.40%      0.00%
      Inception May 1, 2004 ..........     --    10.07       10.06       N/A         N/A       --       N/A         N/A        N/A
   Internet Fund
      December 31, 2007 ..............      2    12.81       12.53      1.40%       2.00%      30      8.84%       8.11%      0.00%
      December 31, 2006 ..............      4    11.77       11.59      1.40%       2.00%      49      8.18%       7.61%      0.00%
      December 31, 2005 ..............      1    10.88       10.77      1.40%       2.00%      13     -2.77%      -3.32%      0.00%
      December 31, 2004 ..............      1    11.19       11.14      1.40%       2.00%       7     14.30%      13.79%      0.00%
      Inception May 1, 2004 ..........     --     9.79        9.79       N/A         N/A       --       N/A         N/A        N/A
   Inverse Dow 2X Strategy Fund
      December 31, 2007 ..............     --     6.04        5.92      1.40%       2.00%       2    -10.25%     -10.84%      0.73%
      December 31, 2006 ..............      5     6.73        6.64      1.40%       2.00%      31    -22.91%     -23.33%      2.00%
      December 31, 2005 ..............      1     8.73        8.66      1.40%       2.00%      11      0.23%      -0.35%      2.53%
      December 31, 2004 ..............     --     8.71        8.69      1.40%       2.00%      --    -13.59%     -13.79%      0.00%
      Inception July 15, 2004 ........     --    10.08       10.08       N/A         N/A       --       N/A         N/A        N/A
   Inverse Government Long Bond Strategy Fund
      December 31, 2007 ..............     50     8.13        7.90      1.40%       2.00%     406     -5.79%      -6.40%      4.26%
      December 31, 2006 ..............     49     8.63        8.44      1.40%       2.00%     424      6.54%       5.90%      3.59%
      December 31, 2005 ..............     56     8.10        7.97      1.40%       2.00%     454     -6.47%      -7.11%      0.00%
      December 31, 2004 ..............     86     8.66        8.58      1.40%       2.00%     742    -11.90%     -12.41%      0.00%
      December 31, 2003 ..............     --     9.83        9.80      1.40%       2.00%       2     -1.64%      -2.04%      0.00%
      Inception May 1, 2003 ..........     --    10.00       10.00       N/A         N/A       --       N/A         N/A        N/A
   Inverse Mid-Cap Strategy Fund
      December 31, 2007 ..............     --     7.26        7.11      1.40%       2.00%      --     -3.33%      -3.92%      0.00%
      December 31, 2006 ..............      1     7.51        7.40      1.40%       2.00%       7     -5.18%      -5.73%      1.21%
      December 31, 2005 ..............      1     7.92        7.85      1.40%       2.00%      10     -9.38%      -9.98%      4.71%
      December 31, 2004 ..............     --     8.74        8.72      1.40%       2.00%      --    -12.07%     -12.27%      0.00%
      Inception July 15, 2004 ........     --     9.94        9.94       N/A         N/A       --       N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                    JEFFERSON NATIONAL LIFE ACCOUNT H
------------------------------------------------------------------------------------------------------------------------------------
                                              STANDARD  STD. WITH   STANDARD  STD. WITH            STANDARD  STD. WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                       UNITS  --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                       (000S)      UNIT VALUE          EXPENSE RATIO       (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse OTC Strategy Fund
      December 31, 2007 ..............      1 $   7.33  $     7.17      1.40%       2.00%  $    8    -12.53%     -13.09%      1.32%
      December 31, 2006 ..............      2     8.38        8.25      1.40%       2.00%      14     -2.78%      -3.40%      3.85%
      December 31, 2005 ..............      1     8.62        8.54      1.40%       2.00%       6     -0.12%      -0.70%      0.00%
      December 31, 2004 ..............     --     8.63        8.60      1.40%       2.00%      --    -14.64%     -14.94%      0.00%
      Inception May 1, 2004 ..........     --    10.11       10.11       N/A         N/A       --       N/A         N/A        N/A
   Inverse Russell 2000 Strategy Fund
      December 31, 2007 ..............      4     7.29        7.15      1.40%       2.00%      31      3.85%       3.32%      3.92%
      December 31, 2006 ..............      6     7.02        6.92      1.40%       2.00%      42    -13.23%     -13.72%      5.21%
      December 31, 2005 ..............      2     8.09        8.02      1.40%       2.00%      14     -4.37%      -4.98%      3.50%
      December 31, 2004 ..............     --     8.46        8.44      1.40%       2.00%      --    -15.06%     -15.26%      0.00%
      Inception July 15, 2004 ........     --     9.96        9.96       N/A         N/A       --       N/A         N/A        N/A
   Inverse S&P 500 Strategy Fund
      December 31, 2007 ..............      2     6.30        6.13      1.40%       2.00%      10     -0.63%      -1.13%      2.09%
      December 31, 2006 ..............      1     6.34        6.20      1.40%       2.00%       8     -8.78%      -9.36%      7.57%
      December 31, 2005 ..............      1     6.95        6.84      1.40%       2.00%       7     -2.11%      -2.70%      0.00%
      December 31, 2004 ..............     --     7.10        7.03      1.40%       2.00%       2    -11.47%     -12.02%      0.00%
      December 31, 2003 ..............     --     8.02        7.99      1.40%       2.00%       2    -19.69%     -20.01%      0.00%
      Inception May 1, 2003 ..........     --    10.00        9.99       N/A         N/A       --       N/A         N/A        N/A
   Japan 1.25X Strategy Fund
      December 31, 2007 ..............      6    11.11       10.87      1.40%       2.00%      69    -12.52%     -12.97%      4.04%
      December 31, 2006 ..............     11    12.70       12.49      1.40%       2.00%     144      3.67%       3.05%      3.33%
      December 31, 2005 ..............     26    12.25       12.12      1.40%       2.00%     317     18.70%      17.90%      0.00%
      December 31, 2004 ..............     --    10.32       10.28      1.40%       2.00%       1      4.56%       4.15%      0.00%
      Inception May 1, 2004 ..........     --     9.87        9.87       N/A         N/A       --       N/A         N/A        N/A
   Large-Cap Growth Fund
      December 31, 2007 ..............      9    11.32       11.09      1.40%       2.00%     102      3.47%       2.88%      0.00%
      December 31, 2006 ..............     13    10.94       10.78      1.40%       2.00%     138      3.89%       3.26%      0.00%
      December 31, 2005 ..............      3    10.53       10.44      1.40%       2.00%      32      0.38%      -0.19%      0.10%
      December 31, 2004 ..............     --    10.49       10.46      1.40%       2.00%       1      5.32%       5.02%      1.67%
      Inception July 15, 2004 ........     --     9.96        9.96       N/A         N/A       --       N/A         N/A        N/A
   Large-Cap Value Fund
      December 31, 2007 ..............      6    12.42       12.17      1.40%       2.00%      74     -6.69%      -7.24%      0.61%
      December 31, 2006 ..............     38    13.31       13.12      1.40%       2.00%     500     16.04%      15.29%      2.44%
      December 31, 2005 ..............     --    11.47       11.38      1.40%       2.00%       1      2.69%       2.15%      0.02%
      December 31, 2004 ..............     --    11.17       11.14      1.40%       2.00%      --     12.15%      11.85%      0.00%
      Inception July 15, 2004 ........     --     9.96        9.96       N/A         N/A       --       N/A         N/A        N/A
   Leisure Fund
      December 31, 2007 ..............      1    12.63       12.36      1.40%       2.00%      14     -3.88%      -4.41%      0.00%
      December 31, 2006 ..............      7    13.14       12.93      1.40%       2.00%      93     21.78%      20.95%      0.00%
      December 31, 2005 ..............     --    10.79       10.69      1.40%       2.00%       3     -6.26%      -6.72%      0.00%
      December 31, 2004 ..............      2    11.51       11.46      1.40%       2.00%      18     14.87%      14.37%      0.00%
      Inception May 1, 2004 ..........     --    10.02       10.02       N/A         N/A       --       N/A         N/A        N/A
   Mid Cap 1.5X Strategy Fund
      December 31, 2007 ..............      3    22.35       21.73      1.40%       2.00%      66      2.15%       1.54%      1.55%
      December 31, 2006 ..............      3    21.88       21.40      1.40%       2.00%      57      8.91%       8.24%      0.32%
      December 31, 2005 ..............      4    20.09       19.77      1.40%       2.00%      74     12.49%      11.82%      0.00%
      December 31, 2004 ..............     10    17.86       17.68      1.40%       2.00%     182     20.51%      19.70%      0.00%
      December 31, 2003 ..............      5    14.82       14.77      1.40%       2.00%      77     48.26%      47.67%      0.00%
      Inception May 1, 2003 ..........     --    10.00       10.00       N/A         N/A       --       N/A         N/A        N/A
   Mid-Cap Growth Fund
      December 31, 2007 ..............      4    13.22       12.95      1.40%       2.00%      50      6.96%       6.23%      0.00%
      December 31, 2006 ..............      5    12.36       12.19      1.40%       2.00%      61      1.64%       1.16%      0.00%
      December 31, 2005 ..............     10    12.16       12.05      1.40%       2.00%     120      9.95%       9.25%      0.00%
      December 31, 2004 ..............     --    11.06       11.03      1.40%       2.00%      --      9.94%       9.64%      0.00%
      Inception July 15, 2004 ........     --    10.06       10.06       N/A         N/A       --       N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                  JEFFERSON NATIONAL LIFE ACCOUNT H
------------------------------------------------------------------------------------------------------------------------------------
                                              STANDARD   STD. WITH  STANDARD   STD. WITH           STANDARD  STD. WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS   --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                     (000S)        UNIT VALUE           EXPENSE RATIO      (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Mid-Cap Value Fund
      December 31, 2007 ..........      7     $  13.10  $    12.83      1.40%       2.00% $    97     -6.16%      -6.76%      0.84%
      December 31, 2006 ..........     22        13.96       13.76      1.40%       2.00%     303     15.47%      14.76%      1.18%
      December 31, 2005 ..........     --        12.09       11.99      1.40%       2.00%       1      6.80%       6.20%      0.21%
      December 31, 2004 ..........     --        11.32       11.29      1.40%       2.00%      --     12.75%      12.45%      0.00%
      Inception July 15, 2004 ....     --        10.04       10.04       N/A         N/A       --       N/A         N/A        N/A
   Nova Fund
      December 31, 2007 ..........     36        13.48       12.88      1.40%       2.00%     489     -0.30%      -0.85%      1.53%
      December 31, 2006 ..........     39        13.52       12.99      1.40%       2.00%     526     17.57%      16.92%      1.43%
      December 31, 2005 ..........     38        11.50       11.11      1.40%       2.00%     433      2.59%       1.93%      0.55%
      December 31, 2004 ..........     67        11.21       10.90      1.40%       2.00%     756     12.98%      12.26%      0.07%
      December 31, 2003 ..........    124         9.92        9.71      1.40%       2.00%   1,227     37.26%      36.45%      0.00%
   OTC 2X Strategy Fund
      December 31, 2007 ..........      8        15.14       14.81      1.40%       2.00%     120     26.38%      25.61%      0.36%
      December 31, 2006 ..........     10        11.98       11.79      1.40%       2.00%     115      3.45%       2.79%      0.29%
      December 31, 2005 ..........      6        11.58       11.47      1.40%       2.00%      67     -4.38%      -4.89%      0.00%
      December 31, 2004 ..........      1        12.11       12.06      1.40%       2.00%      12     23.95%      23.44%      0.00%
      Inception May 1, 2004 ......     --         9.77        9.77       N/A         N/A       --       N/A         N/A        N/A
   OTC Fund
      December 31, 2007 ..........     33        17.01       16.25      1.40%       2.00%     555     16.19%      15.49%      0.08%
      December 31, 2006 ..........     33        14.64       14.07      1.40%       2.00%     481      4.27%       3.68%      0.00%
      December 31, 2005 ..........     33        14.04       13.57      1.40%       2.00%     461     -0.28%      -0.88%      0.00%
      December 31, 2004 ..........     72        14.08       13.69      1.40%       2.00%   1,014      7.83%       7.20%      0.00%
      December 31, 2003 ..........     85        13.06       12.77      1.40%       2.00%   1,106     43.40%      42.55%      0.00%
   Precious Metals Fund
      December 31, 2007 ..........     37        19.28       18.86      1.40%       2.00%     699     17.92%      17.22%      0.00%
      December 31, 2006 ..........     36        16.35       16.09      1.40%       2.00%     585     19.69%      19.01%      0.00%
      December 31, 2005 ..........     15        13.66       13.52      1.40%       2.00%     202     19.20%      18.49%      0.00%
      December 31, 2004 ..........     --        11.46       11.41      1.40%       2.00%       4     14.60%      14.10%      0.00%
      Inception May 1, 2004 ......     --        10.00       10.00       N/A         N/A       --       N/A         N/A        N/A
   Real Estate Fund
      December 31, 2007 ..........      3        14.53       14.21      1.40%       2.00%      50    -20.21%     -20.75%      2.48%
      December 31, 2006 ..........     11        18.21       17.93      1.40%       2.00%     201     28.87%      28.16%      4.01%
      December 31, 2005 ..........      4        14.13       13.99      1.40%       2.00%      62      5.68%       5.03%      5.35%
      December 31, 2004 ..........     --        13.37       13.32      1.40%       2.00%       5     32.51%      32.01%      0.76%
      Inception May 1, 2004 ......     --        10.09       10.09       N/A         N/A       --       N/A         N/A        N/A
   Retailing Fund
      December 31, 2007 ..........     --        10.38       10.15      1.40%       2.00%       3    -13.79%     -14.35%      0.00%
      December 31, 2006 ..........     --        12.04       11.85      1.40%       2.00%       5      8.57%       7.92%      0.00%
      December 31, 2005 ..........     --        11.09       10.98      1.40%       2.00%       5      4.03%       3.39%      0.00%
      December 31, 2004 ..........     --        10.66       10.62      1.40%       2.00%      --      6.71%       6.31%      0.00%
      Inception May 1, 2004 ......     --         9.99        9.99       N/A         N/A       --       N/A         N/A        N/A
   Russell 2000 1.5X Strategy Fund
      December 31, 2007 ..........      9        21.93       21.32      1.40%       2.00%     193     -8.05%      -8.62%      0.65%
      December 31, 2006 ..........      7        23.85       23.33      1.40%       2.00%     160     19.19%      18.49%      1.05%
      December 31, 2005 ..........     --        20.01       19.69      1.40%       2.00%       5      2.46%       1.86%      4.93%
      December 31, 2004 ..........     15        19.53       19.33      1.40%       2.00%     301     23.46%      22.65%      0.00%
      December 31, 2003 ..........     11        15.82       15.76      1.40%       2.00%     173     57.96%      57.33%      2.52%
      Inception May 1, 2003 ......     --        10.01       10.01       N/A         N/A                N/A         N/A        N/A
   S&P 500 2X Strategy Fund
      December 31, 2007 ..........      6        14.26       13.95      1.40%       2.00%      85     -0.77%      -1.41%      0.52%
      December 31, 2006 ..........     20        14.37       14.15      1.40%       2.00%     289     21.99%      21.25%      2.49%
      December 31, 2005 ..........     11        11.78       11.67      1.40%       2.00%     136      1.90%       1.39%      0.05%
      December 31, 2004 ..........     --        11.56       11.51      1.40%       2.00%       5     15.02%      14.53%      0.00%
      Inception May 1, 2004 ......     --        10.05       10.05       N/A         N/A       --       N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                  JEFFERSON NATIONAL LIFE ACCOUNT H
------------------------------------------------------------------------------------------------------------------------------------
                                              STANDARD   STD. WITH  STANDARD   STD. WITH           STANDARD  STD. WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS   --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                     (000S)        UNIT VALUE           EXPENSE RATIO      (000S)      TOTAL RETURN         RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Sector Rotation Fund
      December 31, 2007 ..........      4     $  20.34  $    19.78      1.40%       2.00% $    87     21.00%      20.32%      0.00%
      December 31, 2006 ..........      4        16.81       16.44      1.40%       2.00%      61      9.87%       9.16%      0.00%
      December 31, 2005 ..........      7        15.30       15.06      1.40%       2.00%     103     12.17%      11.47%      0.00%
      December 31, 2004 ..........      4        13.64       13.51      1.40%       2.00%      55      9.12%       8.51%      0.00%
      December 31, 2003 ..........      6        12.50       12.45      1.40%       2.00%      70     24.67%      24.18%      0.00%
      Inception May 1, 2003 ......     --        10.02       10.02       N/A         N/A       --       N/A         N/A        N/A
   Small-Cap Growth Fund
      December 31, 2007 ..........     12        12.64       12.38      1.40%       2.00%     145     -1.48%      -2.06%      0.00%
      December 31, 2006 ..........     13        12.83       12.64      1.40%       2.00%     165      6.21%       5.60%      0.00%
      December 31, 2005 ..........      3        12.08       11.97      1.40%       2.00%      39      4.77%       4.09%      0.00%
      December 31, 2004 ..........     --        11.53       11.50      1.40%       2.00%      --     14.61%      14.31%      0.00%
      Inception July 15, 2004 ....     --        10.06       10.06       N/A         N/A       --       N/A         N/A        N/A
   Small-Cap Value Fund
      December 31, 2007 ..........      6        10.85       10.63      1.40%       2.00%      66    -21.43%     -21.90%      0.19%
      December 31, 2006 ..........     10        13.81       13.61      1.40%       2.00%     133     17.53%      16.82%      1.17%
      December 31, 2005 ..........      1        11.75       11.65      1.40%       2.00%      11      2.17%       1.57%      0.00%
      December 31, 2004 ..........     --        11.50       11.47      1.40%       2.00%      --     14.54%      14.24%      0.00%
      Inception July 15, 2004 ....     --        10.04       10.04       N/A         N/A       --       N/A         N/A        N/A
   Strengthening Dollar 2X Strategy Fund
      December 31, 2007 ..........      1         8.01        7.91      1.40%       2.00%       5    -12.17%     -12.69%      0.00%
      December 31, 2006 ..........     --         9.12        9.06      1.40%       2.00%      --    -11.88%     -12.38%      0.00%
      December 31, 2005 ..........     --        10.35       10.34      1.40%       2.00%      --      2.27%       2.17%      0.00%
      Inception October 21, 2005..     --        10.12       10.12       N/A         N/A       --       N/A         N/A        N/A
   Technology Fund
      December 31, 2007 ..........      3        12.09       11.83      1.40%       2.00% $    30      8.82%       8.23%      0.00%
      December 31, 2006 ..........      3        11.11       10.93      1.40%       2.00%      38      4.42%       3.80%      0.00%
      December 31, 2005 ..........      1        10.64       10.53      1.40%       2.00%      12      1.72%       1.06%      0.00%
      December 31, 2004 ..........     --        10.46       10.42      1.40%       2.00%      --      6.30%       5.89%      0.00%
      Inception May 1, 2004 ......     --         9.84        9.84       N/A         N/A       --       N/A         N/A        N/A
   Telecommunications Fund
      December 31, 2007 ..........      1        13.71       13.41      1.40%       2.00%      18      7.70%       7.02%      0.07%
      December 31, 2006 ..........      2        12.73       12.53      1.40%       2.00%      23     17.87%      17.10%      1.66%
      December 31, 2005 ..........      1        10.80       10.70      1.40%       2.00%      15     -0.28%      -0.83%      0.00%
      December 31, 2004 ..........     --        10.83       10.79      1.40%       2.00%      --      9.50%       9.10%      0.00%
      Inception May 1, 2004 ......     --         9.89        9.89       N/A         N/A       --       N/A         N/A        N/A
   Transportation Fund
      December 31, 2007 ..........     --        12.80       12.52      1.40%       2.00%       5    -10.05%     -10.57%      0.00%
      December 31, 2006 ..........      4        14.23       14.00      1.40%       2.00%      57      5.88%       5.26%      0.00%
      December 31, 2005 ..........      9        13.44       13.30      1.40%       2.00%     117      7.01%       6.31%      0.00%
      December 31, 2004 ..........      1        12.56       12.51      1.40%       2.00%      11     25.35%      24.85%      0.00%
      Inception May 1, 2004 ......     --        10.02       10.02       N/A         N/A       --       N/A         N/A        N/A
   U.S. Government Money Market Fund
      December 31, 2007 ..........     54        10.23        9.83      1.40%       2.00%     552      2.40%       1.87%      3.83%
      December 31, 2006 ..........     76         9.99        9.65      1.40%       2.00%     756      2.46%       1.79%      3.49%
      December 31, 2005 ..........    343         9.75        9.48      1.40%       2.00%   3,347      0.52%       0.00%      1.98%
      December 31, 2004 ..........    374         9.70        9.48      1.40%       2.00%   3,621     -1.12%      -1.76%      0.27%
      December 31, 2003 ..........     44         9.81        9.65      1.40%       2.00%     435     -1.38%      -1.96%      0.02%
   Utilities Fund
      December 31, 2007 ..........     26        16.69       16.32      1.40%       2.00%     436     11.34%      10.57%      1.53%
      December 31, 2006 ..........     29        14.99       14.76      1.40%       2.00%     438     19.25%      18.65%      2.98%
      December 31, 2005 ..........     18        12.57       12.44      1.40%       2.00%     232      9.02%       8.36%      0.49%
      December 31, 2004 ..........     12        11.53       11.48      1.40%       2.00%     133     14.61%      14.12%      2.04%
      Inception May 1, 2004 ......     --        10.06       10.06       N/A         N/A       --       N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                  JEFFERSON NATIONAL LIFE ACCOUNT H
------------------------------------------------------------------------------------------------------------------------------------
                                              STANDARD   STD. WITH  STANDARD   STD. WITH           STANDARD  STD. WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS   --------------------  --------------------  ASSETS   --------------------    INCOME
FUND DESCRIPTION                     (000S)        UNIT VALUE           EXPENSE RATIO     (000S)      TOTAL RETURN          RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Weakening Dollar 2X Strategy Fund
      December 31, 2007 ...........     6     $  12.95  $    12.78      1.40%       2.00% $    82     16.46%      15.76%     38.93%
      December 31, 2006 ...........     1        11.12       11.04      1.40%       2.00%       7     15.11%      14.40%      4.47%
      December 31, 2005 ...........    --         9.66        9.65      1.40%       2.00%      --     -2.23%      -2.33%      0.00%
      Inception October 21, 2005 ..    --         9.88        9.88       N/A         N/A       --       N/A         N/A        N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
      December 31, 2007 ...........    42         8.12        7.75      1.40%       2.00%     336     13.57%      12.81%      0.00%
      December 31, 2006 ...........    55         7.15        6.87      1.40%       2.00%     390     20.37%      19.48%      0.00%
      December 31, 2005 ...........    43         5.94        5.75      1.40%       2.00%     253      5.88%       5.50%      0.00%
      December 31, 2004 ...........    62         5.61        5.45      1.40%       2.00%     347      9.36%       8.57%      0.00%
      December 31, 2003 ...........    69         5.13        5.02      1.40%       2.00%     353     42.06%      41.21%      0.00%
   Global Technology Portfolio
      December 31, 2007 ...........    27         6.70        6.40      1.40%       2.00%     182     13.75%      13.07%      0.00%
      December 31, 2006 ...........    28         5.89        5.66      1.40%       2.00%     165     15.94%      15.27%      0.00%
      December 31, 2005 ...........    28         5.08        4.91      1.40%       2.00%     143      6.50%       5.82%      0.00%
      December 31, 2004 ...........    36         4.77        4.64      1.40%       2.00%     173      2.36%       1.75%      0.00%
      December 31, 2003 ...........    40         4.66        4.56      1.40%       2.00%     185     34.17%      33.37%      0.00%
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
      December 31, 2007 ...........    44        19.68       19.14      1.40%       2.00%     853     -6.15%      -6.73%      2.21%
      December 31, 2006 ...........    51        20.97       20.52      1.40%       2.00%   1,059     14.15%      13.50%      1.24%
      December 31, 2005 ...........    38        18.37       18.08      1.40%       2.00%     697     13.05%      12.37%      1.44%
      December 31, 2004 ...........    16        16.25       16.09      1.40%       2.00%     260     18.27%      17.53%      0.56%
      December 31, 2003 ...........     6        13.74       13.69      1.40%       2.00%      77     37.45%      36.90%      0.19%
      Inception May 1, 2003 .......    --         9.99        9.99       N/A         N/A       --       N/A         N/A        N/A
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return Fund
      December 31, 2007 ...........    10        10.60       10.31      1.40%       2.00%     107      2.61%       1.98%      0.48%
      December 31, 2006 ...........     3        10.33       10.11      1.40%       2.00%      31      7.16%       6.53%      0.00%
      December 31, 2005 ...........     3         9.64        9.49      1.40%       2.00%      27     -1.23%      -1.76%      0.00%
      December 31, 2004 ...........     2         9.76        9.66      1.40%       2.00%      15     -1.71%      -2.33%      0.00%
      December 31, 2003 ...........               9.93        9.89      1.40%       2.00%      --     -0.73%      -1.13%      0.00%
      Inception May 1, 2003 .......    --        10.00       10.00       N/A         N/A       --       N/A         N/A        N/A
   Bond Fund
      December 31, 2007 ...........    14        15.38       14.64      1.40%       2.00%     212      8.23%       7.49%      6.24%
      December 31, 2006 ...........    18        14.21       13.62      1.40%       2.00%     261      4.95%       4.45%      3.13%
      December 31, 2005 ...........    19        13.54       13.04      1.40%       2.00%     252     -4.38%      -4.96%      6.43%
      December 31, 2004 ...........    15        14.16       13.72      1.40%       2.00%     214      7.68%       6.94%      9.94%
      December 31, 2003 ...........    19        13.15       12.83      1.40%       2.00%     244     16.52%      15.82%      1.72%
   Emerging Markets Fund
      December 31, 2007 ...........    50        32.41       30.86      1.40%       2.00%   1,625     35.66%      34.88%      0.46%
      December 31, 2006 ...........    67        23.89       22.88      1.40%       2.00%   1,609     37.54%      36.76%      0.55%
      December 31, 2005 ...........    54        17.37       16.73      1.40%       2.00%     929     30.21%      29.39%      0.89%
      December 31, 2004 ...........    62        13.34       12.93      1.40%       2.00%     820     24.09%      23.38%      0.63%
      December 31, 2003 ...........    72        10.75       10.48      1.40%       2.00%     776     52.05%      51.14%      0.21%
   Hard Assets Fund
      December 31, 2007 ...........    62        36.03       34.30      1.40%       2.00%   2,235     43.32%      42.44%      0.10%
      December 31, 2006 ...........    47        25.14       24.08      1.40%       2.00%   1,169     22.81%      22.05%      0.06%
      December 31, 2005 ...........    48        20.47       19.73      1.40%       2.00%     984     49.53%      48.68%      0.30%
      December 31, 2004 ...........    45        13.69       13.27      1.40%       2.00%     613     22.23%      21.52%      0.39%
      December 31, 2003 ...........    51        11.20       10.92      1.40%       2.00%     568     43.06%      42.21%      0.37%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================

                                                                  JEFFERSON NATIONAL LIFE ACCOUNT H
------------------------------------------------------------------------------------------------------------------------------------
                                              STANDARD  STD. WITH   STANDARD   STD. WITH           STANDARD  STD. WITH
                                              CONTRACT  ALL RIDERS  CONTRACT  ALL RIDERS    NET    CONTRACT  ALL RIDERS  INVESTMENT
                                      UNITS   --------------------  --------------------   ASSETS  --------------------    INCOME
FUND DESCRIPTION                     (000S)         UNIT VALUE          EXPENSE RATIO      (000S)       TOTAL RETURN        RATIO
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: (continued)
   Real Estate Fund
      December 31, 2007 ..........     10     $  26.10  $    24.85      1.40%       2.00% $   256     -0.53%      -1.11%      1.32%
      December 31, 2006 ..........     19        26.24       25.13      1.40%       2.00%     507     29.13%      28.35%      1.20%
      December 31, 2005 ..........     15        20.32       19.58      1.40%       2.00%     310     19.32%      18.59%      2.29%
      December 31, 2004 ..........     17        17.03       16.51      1.40%       2.00%     294     34.31%      33.47%      1.43%
      December 31, 2003 ..........     15        12.68       12.37      1.40%       2.00%     189     32.63%      31.84%      1.95%
WELLS FARGO ADVANTAGE VT FUND:
   Discovery Fund
      December 31, 2007 ..........     60        15.48       15.23      1.40%       2.00%     927     20.56%      19.83%      0.00%
      December 31, 2006 ..........     64        12.84       12.71      1.40%       2.00%     827     13.03%      12.38%      0.00%
      December 31, 2005 ..........     76        11.36       11.31      1.40%       2.00%     862     14.75%      14.24%      0.00%
      Inception April 8, 2005 ....     --         9.90        9.90       N/A         N/A       --       N/A         N/A        N/A
   Opportunity Fund
      December 31, 2007 ..........     32        20.34       19.36      1.40%       2.00%     653      5.17%       4.48%      0.58%
      December 31, 2006 ..........     50        19.34       18.53      1.40%       2.00%     955     10.64%      10.04%      0.00%
      December 31, 2005 ..........     67        17.48       16.84      1.40%       2.00%   1,164      6.39%       5.71%      0.00%
      December 31, 2004 ..........     87        16.43       15.93      1.40%       2.00%   1,419     16.61%      15.94%      0.00%
      December 31, 2004 ..........     71        14.09       13.74      1.40%       2.00%   1,006     35.10%      34.30%      0.06%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(6)   UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2007, were as follows:

                                                                 NUMBER                                 NUMBER
                                                                OF UNITS                               OF UNITS
                                                                BEGINNING      UNITS         UNITS        END
                                                      NOTES*   OF THE YEAR   PURCHASED     REDEEMED   OF THE YEAR
------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced .......................................        i     120,753.9    11,760.3   (132,514.2)           --
   Equity .........................................        i      97,856.9    10,864.0   (108,720.9)           --
   Fixed Income ...................................        a      59,105.5       502.6    (59,608.1)           --
   Government Securities ..........................        a      81,989.0         1.1    (81,990.1)           --
   Money Market ...................................        a     260,625.8   100,526.5   (361,152.3)           --
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ....................................                4,510.6     8,974.8     (8,974.2)      4,511.2
   Core Equity ....................................               22,132.3     8,732.2    (12,131.5)     18,733.0
   Financial Services .............................               17,353.5       589.7     (6,666.7)     11,276.5
   Global Health Care .............................               10,806.8     7,574.8     (1,007.1)     17,374.5
   Global Real Estate .............................               32,512.3     8,023.0    (23,124.6)     17,410.7
   High Yield .....................................               33,646.2    44,267.3    (53,926.9)     23,986.6
   Mid Cap Core Equity ............................                8,763.1     8,041.3     (4,860.9)     11,943.5
   Technology .....................................               11,088.7     9,518.4    (15,348.5)      5,258.6
THE ALGER AMERICAN FUND:
   Growth .........................................               97,968.1    26,900.2    (36,134.3)     88,734.0
   Leveraged AllCap ...............................               68,376.1    19,153.2    (22,743.4)     64,785.9
   MidCap Growth ..................................               74,407.0    22,746.1    (19,974.9)     77,178.2
   Small Capitalization ...........................               72,137.2     4,096.9    (35,954.2)     40,279.9
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ..............................                6,921.9    12,678.4     (1,302.2)     18,298.1
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced .......................................                  786.9    16,759.1     (9,223.5)      8,322.5
   Income & Growth ................................               47,331.6     9,730.5    (18,787.8)     38,274.3
   Inflation Protection ...........................                3,576.4     7,187.7     (4,990.8)      5,773.3
   International ..................................               40,790.1    45,787.1    (36,497.2)     50,080.0
   Value ..........................................              106,211.5    32,234.0    (54,155.1)     84,290.4
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .............................                  986.1     2,122.5     (2,102.5)      1,006.1
DREYFUS INVESTMENT PORTFOLIOS:
   Dreyfus Small Cap Stock Index ..................                3,354.7     1,708.8     (4,020.9)      1,042.6
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .........               21,459.7       317.0     (6,042.9)     15,733.8
DREYFUS STOCK INDEX FUND: .........................              211,247.8    28,387.5    (74,042.3)    165,593.0
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock ..............................      h        12,082.8         2.7    (12,085.5)           --
   International Value ............................               56,609.7    11,845.2    (34,704.7)     33,750.2
FEDERATED INSURANCE SERIES:
   Capital Income II ..............................               34,173.1    25,985.6    (24,793.6)     35,365.1
   High Income Bond II ............................               79,751.0    24,747.2    (49,855.3)     54,642.9
   International Equity II ........................               28,132.0     8,145.8    (13,030.1)     23,247.7
JANUS ASPEN SERIES:
   Growth and Income ..............................               54,593.2    10,458.6    (33,863.4)     31,188.4
   International Growth ...........................               41,231.1    23,888.6    (24,862.9)     40,256.8
   Large Cap Growth ...............................              124,855.4     9,274.4    (28,431.0)    105,698.8
   Mid Cap Growth .................................               77,154.3     6,129.4    (16,966.2)     66,317.5
   Worldwide Growth ...............................               91,389.6     9,578.3    (16,661.6)     84,306.3
LAZARD RETIREMENT SERIES:
   Emerging Markets ...............................               28,728.7    26,951.0    (25,214.3)     30,465.4
   International Equity ...........................                7,626.9    10,777.1    (11,855.9)      6,548.1
   Small Cap ......................................               34,758.9       975.7    (10,870.1)     24,864.5
   US Strategic Equity ............................      k        15,021.6     8,885.1     (8,677.9)     15,228.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

==========================================================================================================================

                                                                        NUMBER                                   NUMBER
                                                                       OF UNITS                                 OF UNITS
                                                                      BEGINNING        UNITS         UNITS        END
                                                            NOTES*   OF THE YEAR     PURCHASED     REDEEMED   OF THE YEAR
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth I ..................................        b            --       4,776.0     (4,225.9)        550.1
   Capital and Income I .................................        b            --         397.2        (75.8)        321.4
   Fundamental Value I ..................................        b            --       7,032.7     (6,509.0)        523.7
   Large Cap Growth I ...................................        b            --       4,455.6     (3,920.7)        534.9
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond ...............................        c      10,857.0       6,502.3     (1,753.5)     15,605.8
   Government ...........................................        d            --      49,821.9    (45,322.7)      4,499.2
LEGG MASON PARTNERS VARIABLE INCOME TRUST: (CONTINUED)
   Strategic Bond .......................................        c      16,181.6       8,800.2    (10,377.8)     14,604.0
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   All Cap Value ........................................        e         416.6       4,854.1     (5,270.7)           --
   Large Cap Growth .....................................        f       1,673.6         111.9     (1,785.5)           --
   Total Return .........................................        g         216.1          46.2       (262.3)           --
LORD ABBETT SERIES FUND:
   America's Value ......................................                4,541.7      18,579.6     (3,424.1)     19,697.2
   Growth and Income ....................................               90,917.6      21,312.4    (36,929.7)     75,300.3
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Lehman Brothers High Income Bond .....................        l       1,171.1       1,407.5     (1,310.2)      1,268.4
   Lehman Brothers Short Duration Bond ..................        m      45,721.8      16,308.9    (13,097.5)     48,933.2
   Fasciano .............................................                  298.2       1,141.6     (1,370.7)         69.1
   Mid-Cap Growth .......................................               52,272.9      15,926.8    (18,097.2)     50,102.5
   Partners .............................................               64,203.2      24,430.8    (26,076.8)     62,557.2
   Regency ..............................................                9,262.0       1,892.3     (6,555.1)      4,599.2
   Socially Responsive ..................................                7,302.7       8,952.7    (13,860.1)      2,395.3
NORTHERN LIGHTS VARIABLE TRUST:
   JNF Balanced .........................................        j            --     234,997.8    (31,924.0)    203,073.8
   JNF Equity ...........................................        j            --     274,582.0    (42,804.2)    231,777.8
PIMCO VARIABLE INSURANCE TRUST:
   Money Market .........................................               57,045.0   1,149,913.5   (712,440.3)    494,518.2
   Real Return ..........................................               27,444.6      17,953.4    (12,800.1)     32,597.9
   Short-Term ...........................................               31,401.4      91,793.7    (58,331.1)     64,864.0
   Total Return .........................................               66,501.1      50,669.7    (46,288.3)     70,882.5
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond ............................................       ae         452.9         452.9       (905.8)           --
   Equity Income ........................................               75,230.6      18,831.2    (57,122.7)     36,939.1
   Fund .................................................               32,828.0      20,788.5    (22,466.5)     31,150.0
   High Yield ...........................................               18,623.5      90,333.8    (72,727.9)     36,229.4
   International Value ..................................               14,205.6      28,821.9    (22,927.3)     20,100.2
   Mid Cap Value ........................................                2,768.6       2,643.0     (2,437.1)      2,974.5
ROYCE CAPITAL FUND:
   Micro-Cap ............................................               14,392.6      21,881.3    (23,064.4)     13,209.5
   Small-Cap ............................................               36,131.0       6,112.9    (16,776.3)     25,467.6
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo ...............................                3,118.6         340.8        (37.0)      3,422.4
   CLS AdvisorOne Clermont ..............................                  869.2         775.2       (366.6)      1,277.8
   Banking ..............................................                  491.6      83,849.8    (82,484.4)      1,857.0
   Basic Materials ......................................               17,041.1     169,381.4   (163,408.5)     23,014.0
   Biotechnology ........................................                     --     100,666.0    (97,444.7)      3,221.3
   Commodities Strategy .................................        n         878.6       2,384.2     (1,237.3)      2,025.5
   Consumer Products ....................................                5,767.9      44,933.8    (49,965.2)        736.5
   Dow 2X Strategy ......................................        o       5,285.5      89,551.5    (88,660.0)      6,177.0
   Electronics ..........................................                3,011.0      69,092.2    (70,741.5)      1,361.7
   Energy ...............................................               32,805.5      69,879.1    (67,693.0)     34,991.6
   Energy Services ......................................               17,860.2     119,826.5   (106,599.8)     31,086.9
   Europe 1.25X Strategy ................................        p      23,304.4      93,480.0   (106,024.0)     10,760.4
   Financial Services ...................................               10,360.7      49,614.4    (58,787.5)      1,187.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

==============================================================================================================

                                                         NUMBER                                      NUMBER
                                                        OF UNITS                                    OF UNITS
                                                        BEGINNING        UNITS           UNITS        END
                                              NOTES*   OF THE YEAR     PURCHASED       REDEEMED   OF THE YEAR
--------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Government Long Bond 1.2X Strategy .....        q      17,052.6     232,004.6     (218,718.5)     30,338.7
   Health Care ............................               13,753.6      71,340.8      (82,063.5)      3,030.9
   Internet ...............................                4,125.7      61,168.0      (62,922.5)      2,371.2
   Inverse Dow 2X Strategy ................        r       4,624.1      62,171.3      (66,505.6)        289.8
   Inverse Government Long Bond Strategy ..        s      49,092.7     136,142.3     (135,261.9)     49,973.1
   Inverse Mid-Cap Strategy ...............        t         965.8      49,686.0      (50,651.8)           --
   Inverse OTC Strategy ...................        u       1,723.4     120,449.8     (121,122.7)      1,050.5
   Inverse Russell 2000 Strategy ..........        v       6,020.0     256,770.6     (258,604.2)      4,186.4
   Inverse S&P 500 Strategy ...............        w       1,330.7     170,900.3     (170,697.2)      1,533.8
   Japan 1.25X Strategy ...................        x      11,366.9     147,440.1     (152,607.6)      6,199.4
   Large Cap Growth .......................               12,631.8      18,343.5      (21,916.4)      9,058.9
   Large Cap Value ........................               37,551.0      62,200.2      (93,812.5)      5,938.7
   Leisure ................................                7,093.2      23,384.0      (29,391.1)      1,086.1
   Mid Cap 1.5X Strategy ..................        y       2,628.0     105,951.5     (105,606.2)      2,973.3
   Mid-Cap Growth .........................                4,909.4      65,543.5      (66,640.1)      3,812.8
   Mid-Cap Value ..........................               21,729.5      31,033.3      (45,376.8)      7,386.0
   Nova ...................................               38,895.1     132,193.1     (134,847.6)     36,240.6
   OTC 2X Strategy ........................        z       9,591.7     172,530.8     (174,140.7)      7,981.8
   OTC ....................................               32,959.2     178,627.4     (178,593.6)     32,993.0
   Precious Metals ........................               35,795.6     169,187.0     (168,472.6)     36,510.0
   Real Estate ............................               11,059.6      53,099.0      (60,683.1)      3,475.5
   Retailing ..............................                  433.8      29,468.7      (29,606.4)        296.1
   Russell 2000 1.5X Strategy .............       aa       6,712.7      33,057.3      (30,959.4)      8,810.6
   S&P 500 2X Strategy ....................       ab      20,140.1      73,623.2      (87,795.6)      5,967.7
   Sector Rotation ........................                3,618.0       6,748.8       (6,077.4)      4,289.4
   Small-Cap Growth .......................               12,849.2      49,389.9      (50,778.3)     11,460.8
   Small-Cap Value ........................                9,616.7      16,992.3      (20,546.9)      6,062.1
   Strengthening Dollar 2X Strategy .......       ac            --       1,624.7         (957.0)        667.7
   Technology .............................                3,385.8      58,399.0      (59,278.3)      2,506.5
   Telecommunications .....................                1,798.4     124,825.6     (125,315.4)      1,308.6
   Transportation .........................                4,010.9      34,362.5      (37,983.0)        390.4
   U.S. Government Money Market ...........               75,962.0     497,730.0     (519,548.0)     54,144.0
   Utilities ..............................               29,190.8     150,566.9     (153,526.1)     26,231.6
   Weakening Dollar 2X Strategy ...........       ad         657.0       9,144.7       (3,473.7)      6,328.0
SELIGMAN PORTFOLIOS, INC:
   Communications and Information .........               54,741.9       4,639.7      (17,781.9)     41,599.7
   Global Technology ......................               28,215.8       3,574.8       (4,498.6)     27,292.0
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..................................               50,516.0      21,779.1      (28,878.0)     43,417.1
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ........................                2,842.3       9,079.5       (1,881.9)     10,039.9
   Bond ...................................               18,422.7       4,269.5       (8,827.9)     13,864.3
   Emerging Markets .......................               67,425.4      43,202.6      (60,350.4)     50,277.6
   Hard Assets ............................               46,573.4      45,358.5      (29,582.3)     62,349.6
   Real Estate ............................               19,381.6      10,127.7      (19,602.1)      9,907.2
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ..............................               64,397.4      14,203.9      (18,726.3)     59,875.0
   Opportunity ............................               49,552.4       1,707.7      (18,958.8)     32,301.3
--------------------------------------------------------------------------------------------------------------
                   TOTALS                              3,901,007.2   7,291,174.6   (7,458,131.2)  3,734,050.6
==============================================================================================================

* See Footnote 7 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(6)   UNIT PROGRESSION

      The changes in units outstanding for the year ended December 31, 2006, were as follows:

                                                                           NUMBER                                       NUMBER
                                                                          OF UNITS                                     OF UNITS
                                                                          BEGINNING        UNITS          UNITS           END
                                                             NOTES       OF THE YEAR     PURCHASED      REDEEMED      OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ..........................................                     135,304.9       23,837.7      (38,388.7)     120,753.9
   Equity ............................................                     110,911.6       36,760.6      (49,815.3)      97,856.9
   Fixed Income ......................................                      80,971.0        8,702.2      (30,567.7)      59,105.5
   Government Securities .............................                      94,257.4       11,340.1      (23,608.5)      81,989.0
   High Yield ........................................              a       68,637.8        1,622.3      (70,260.1)            --
   Money Market ......................................                     305,548.0      781,880.8     (826,803.0)     260,625.8
AIM VARIABLE INSURANCE FUNDS:
   Basic Value .......................................                       4,897.9        1,112.6       (1,499.9)       4,510.6
   Core Equity .......................................              b             --       23,072.9         (940.6)      22,132.3
   Core Stock ........................................              c       12,471.2            7.3      (12,478.5)            --
   Financial Services ................................                      14,454.4       10,439.5       (7,540.4)      17,353.5
   Global Health Care ................................                      11,147.5        4,284.7       (4,625.4)      10,806.8
   Global Real Estate ................................              d       20,419.8       33,372.2      (21,279.7)      32,512.3
   High Yield ........................................                      29,266.7       40,162.9      (35,783.4)      33,646.2
   Mid Cap Core Equity ...............................                       8,801.0        1,096.7       (1,134.6)       8,763.1
   Technology ........................................                       8,006.0        7,664.8       (4,582.1)      11,088.7
THE ALGER AMERICAN FUND:
   Growth ............................................                     117,091.5       22,828.6      (41,952.0)      97,968.1
   Leveraged AllCap ..................................                      77,704.8       14,657.0      (23,985.7)      68,376.1
   Midcap Growth .....................................                     102,077.7        9,897.1      (37,567.8)      74,407.0
   Small Capitalization ..............................                      67,624.8       64,732.5      (60,220.1)      72,137.2
ALLIANCE VARIABLE PRODUCT SERIES, INC:
   Growth and Income .................................                       6,393.3          753.2         (224.6)       6,921.9
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Inflation Protection ..............................                       4,220.4       13,056.6      (13,700.6)       3,576.4
   Balanced ..........................................                            --        8,914.7       (8,127.8)         786.9
   Income & Growth ...................................                      46,148.6       12,474.8      (11,291.8)      47,331.6
   International .....................................                      33,385.3       24,053.0      (16,648.2)      40,790.1
   Value .............................................                     106,929.2       37,344.7      (38,062.4)     106,211.5
DIREXION INSURANCE TRUST:                                           e
   Dynamic VP HY Bond ................................              e        1,103.0          575.2         (692.1)         986.1
DREYFUS INVESTMENT PORTFOLIO:
   Small Cap Stock Index .............................                       1,289.1        7,747.0       (5,681.4)       3,354.7
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ............                      27,678.6        6,900.5      (13,119.4)      21,459.7
DREYFUS STOCK INDEX FUND: ............................                     223,223.2       38,778.3      (50,753.7)     211,247.8
DREYFUS VARIABLE INVESTMENT FUNDS:
   Disciplined Stock .................................                      15,369.7        1,012.8       (4,299.7)      12,082.8
   International Value ...............................                      43,643.1       60,662.6      (47,696.0)      56,609.7
FEDERATED INSURANCE SERIES:
   Capital Income II .................................                      15,752.2       35,785.9      (17,365.0)      34,173.1
   High Income Bond II ...............................                      54,057.8       51,369.3      (25,676.1)      79,751.0
   International Equity II ...........................                      27,805.2       34,859.6      (34,532.8)      28,132.0
JANUS ASPEN SERIES:
   Growth and Income .................................                      63,956.3       12,778.7      (22,141.8)      54,593.2
   International Growth ..............................                      15,111.5       54,299.4      (28,179.8)      41,231.1
   Large Cap Growth ..................................                     138,814.3        6,231.6      (20,190.5)     124,855.4
   Mid Cap Growth ....................................                      96,221.2       14,443.0      (33,509.9)      77,154.3
   Worldwide Growth ..................................                     106,339.4        6,292.1      (21,241.9)      91,389.6
LAZARD RETIREMENT SERIES:
   Emerging Markets ..................................                      32,640.4       27,763.5      (31,675.2)      28,728.7
   US Strategic Equity ...............................             aa       12,737.9       22,723.8      (20,440.1)      15,021.6
   International Equity ..............................                       7,440.2       12,720.8      (12,534.1)       7,626.9
   Small Cap .........................................                      43,740.1        6,239.1      (15,220.3)      34,758.9

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

=================================================================================================================================

                                                                           NUMBER                                       NUMBER
                                                                          OF UNITS                                     OF UNITS
                                                                          BEGINNING        UNITS          UNITS           END
                                                             NOTES       OF THE YEAR     PURCHASED      REDEEMED      OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth .................................              f          628.9           65.9         (694.8)            --
   All Cap Value .....................................              f          710.5           40.9         (334.8)         416.6
   Global High Yield Bond ............................           f, g       34,219.4       35,818.1      (59,180.5)      10,857.0
   Large Cap Growth ..................................              f             --        7,661.5       (5,987.9)       1,673.6
   Strategic Bond ....................................              f       14,781.0       21,906.9      (20,506.3)      16,181.6
   Total Return ......................................              f          609.1        1,306.2       (1,699.2)         216.1
LEGG MASON PARTNERS INVESTMENT SERIES:                              f
   Government ........................................           f, x        6,713.0             --       (6,713.0)            --
LORD ABBETT SERIES FUND:
   America's Value ...................................                       6,851.9        7,206.9       (9,517.1)       4,541.7
   Growth and Income .................................                      98,836.5       41,263.7      (49,182.6)      90,917.6
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Fasciano ..........................................                         204.9          741.2         (647.9)         298.2
   Lehman Brothers High Income Bond ..................              y             --        1,171.1             --        1,171.1
   Lehman Brothers Short Duration Bond ...............              z       54,583.4       65,905.2      (74,766.8)      45,721.8
   Mid Cap Growth ....................................                      43,808.9       27,098.3      (18,634.3)      52,272.9
   Partners ..........................................                      79,323.5       20,958.8      (36,079.1)      64,203.2
   Regency ...........................................                      10,657.4        2,473.7       (3,869.1)       9,262.0
   Socially Responsive ...............................                       8,697.9        6,990.8       (8,386.0)       7,302.7
PIMCO VARIABLE INSURANCE TRUST:
   Money Market ......................................                      11,522.0      153,477.1     (107,954.1)      57,045.0
   Real Return .......................................                      25,709.9       25,764.7      (24,030.0)      27,444.6
   Short Term ........................................                      12,568.8      129,554.9     (110,722.3)      31,401.4
   Total Return ......................................                      50,410.2      160,819.8     (144,728.9)      66,501.1
PIONEER VARIABLE CONTRACTS TRUST:
   Core Bond .........................................                         123.9          329.0             --          452.9
   Equity Income .....................................                      45,756.9       69,937.0      (40,463.3)      75,230.6
   Europe ............................................              k          391.2       22,759.3      (23,150.5)            --
   Fund ..............................................                      38,873.9       10,972.3      (17,018.2)      32,828.0
   High Yield ........................................                       3,384.2       17,393.6       (2,154.3)      18,623.5
   International Value ...............................              w             --       14,205.6             --       14,205.6
   Mid Cap Value .....................................                       8,711.2        5,026.7      (10,969.3)       2,768.6
   Money Market ......................................                            --          357.6         (357.6)            --
ROYCE CAPITAL FUND:
   Micro Cap .........................................                      12,400.3       19,457.0      (17,464.7)      14,392.6
   Small Cap .........................................                      43,422.4        5,052.4      (12,343.8)      36,131.0
RYDEX VARIABLE TRUST:
   Banking ...........................................                       5,240.1        2,342.0       (7,090.5)         491.6
   Basic Materials ...................................                      14,240.0       39,791.2      (36,990.1)      17,041.1
   Biotechnology .....................................                       3,193.1       16,503.1      (19,696.2)            --
   CLS AdvisorOne Amerigo ............................                            --        3,134.9          (16.3)       3,118.6
   CLS AdvisorOne Clermont ...........................                            --          869.2             --          869.2
   Commodities Strategy ..............................             ab          672.9          205.7             --          878.6
   Consumer Products .................................                       1,402.4       31,713.4      (27,347.9)       5,767.9
   Dow 2X Strategy ...................................              h        1,389.3       96,522.6      (92,626.4)       5,285.5
   OTC 2X Strategy ...................................              i        5,827.4      122,016.1     (118,251.8)       9,591.7
   S&P 500 2X Strategy ...............................              j       11,509.5       22,177.6      (13,547.0)      20,140.1
   Weakening Dollar 2X Strategy ......................              l             --       18,831.2      (18,174.2)         657.0
   Electronics .......................................                       1,613.7       15,697.3      (14,300.0)       3,011.0
   Energy ............................................                      50,857.0       46,793.7      (64,845.2)      32,805.5
   Energy Services ...................................                      26,883.5       43,347.2      (52,370.5)      17,860.2
   Europe 1.25X Strategy .............................              m             --       57,812.2      (34,507.8)      23,304.4
   Financial Services ................................                       6,712.7       14,589.7      (10,941.7)      10,360.7
   Government Long Bond ..............................              n       18,076.7       58,922.7      (59,946.8)      17,052.6
   Health Care .......................................                      29,535.7       26,968.0      (42,750.1)      13,753.6
   Internet ..........................................                       1,214.4        3,536.8         (625.5)       4,125.7
   Inverse Dow 2X Strategy ...........................              o        1,253.0       23,323.6      (19,952.5)       4,624.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

=================================================================================================================================

                                                                           NUMBER                                       NUMBER
                                                                          OF UNITS                                     OF UNITS
                                                                          BEGINNING        UNITS          UNITS           END
                                                             NOTES       OF THE YEAR     PURCHASED      REDEEMED      OF THE YEAR
---------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (CONTINUED)
   Inverse Government Long Bond Strategy .............              p       56,017.4       69,106.3      (76,031.0)      49,092.7
   Inverse Mid-Cap Strategy ..........................                       1,243.4        9,804.0      (10,081.6)         965.8
   Inverse OTC Strategy ..............................              q          702.1       33,385.9      (32,364.6)       1,723.4
   Inverse Russell 2000 Strategy .....................              r        1,678.9       26,071.4      (21,730.3)       6,020.0
   Inverse S&P 500 Strategy ..........................              s        1,014.1       21,550.8      (21,234.2)       1,330.7
   Japan 1.25X Strategy ..............................              t       25,878.0       53,404.9      (67,916.0)      11,366.9
   Large Cap Growth ..................................                       3,063.8       32,634.2      (23,066.2)      12,631.8
   Large Cap Value ...................................                         110.3       95,963.8      (58,523.1)      37,551.0
   Leisure ...........................................                         255.1        7,179.3         (341.2)       7,093.2
   Mid Cap 1.5X Strategy .............................              u        3,699.1       50,942.9      (52,014.0)       2,628.0
   Mid-Cap Growth ....................................                       9,904.3        7,954.0      (12,948.9)       4,909.4
   Mid-Cap Value .....................................                         102.9       34,731.3      (13,104.7)      21,729.5
   Nova ..............................................                      37,635.5       93,616.8      (92,357.2)      38,895.1
   OTC ...............................................                      32,962.3       56,969.4      (56,972.5)      32,959.2
   Precious Metals ...................................                      14,798.5       77,032.6      (56,035.5)      35,795.6
   Real Estate .......................................                       4,383.5       36,761.4      (30,085.3)      11,059.6
   Retailing .........................................                         472.4        2,803.4       (2,842.0)         433.8
   Russell 2000 1.5X Strategy ........................              v          271.9       69,552.9      (63,112.1)       6,712.7
   Sector Rotation ...................................                       6,757.9       12,169.5      (15,309.4)       3,618.0
   Small-Cap Growth ..................................                       3,250.9       27,425.8      (17,827.5)      12,849.2
   Small-Cap Value ...................................                         935.2       35,081.7      (26,400.2)       9,616.7
   Technology ........................................                       1,164.9        9,618.9       (7,398.0)       3,385.8
   Telecommunications ................................                       1,399.3       17,504.8      (17,105.7)       1,798.4
   Transportation ....................................                       8,692.2       19,298.5      (23,979.8)       4,010.9
   U.S. Government Money Market ......................                     343,323.9      242,311.2     (509,673.1)      75,962.0
   Utilities .........................................                      18,442.5       66,705.7      (55,957.4)      29,190.8
SELIGMAN PORTFOLIOS, INC:
   Communications and Information ....................                      42,632.7       32,141.0      (20,031.8)      54,741.9
   Global Technology .................................                      28,209.8        3,267.1       (3,261.1)      28,215.8
THIRD AVENUE VARIABLE SERIES TRUST:
   Value .............................................                      37,937.0       24,172.4      (11,593.4)      50,516.0
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return ...................................                       2,579.7       17,164.6      (16,902.0)       2,842.3
   Bond ..............................................                      18,631.4      116,328.7     (116,537.4)      18,422.7
   Emerging Markets ..................................                      53,542.5       49,488.4      (35,605.5)      67,425.4
   Hard Assets .......................................                      48,103.7       23,529.5      (25,059.8)      46,573.4
   Real Estate .......................................                      15,330.0       20,919.1      (16,867.5)      19,381.6
WELLS FARGO ADVANTAGE VT FUNDS
   Discovery .........................................                      75,908.9        1,918.3      (13,429.8)      64,397.4
   Opportunity .......................................                      66,847.3        2,172.5      (19,467.4)      49,552.4
----------------------------------------------------------------------------------------------------------------------------------
      TOTALS                                                             4,154,999.9    4,616,750.1   (4,870,742.8)   3,901,007.2
==================================================================================================================================

a)    For the period January 1, 2006 through August 31, 2006 (liquidation of fund).

b)    For the period April 28, 2006 (inception of fund) through December 31,
      2006.

c) For the period January 1, 2006 through April 27, 2006 (fund merged into AIM VI Core Equity).

d) Formerly AIM VI Real Estate prior to its name change effective July 3, 2006.

e) Formerly Potomac Insurance Trust and Dynamic VP HY Bond prior to their name changes on April 28, 2006.

f) Formerly Salomon Brothers Variable Series Funds prior to the name change effective May 1, 2006.

g) Formerly LMP Variable High Yield prior to its name change effective September 1, 2006.

h) Formerly Dynamic Dow prior to its name change effective July 3, 2007 and Long Dynamic Dow 30 prior to its name change effective May 1, 2006.

i) Formerly Dynamic OTC prior to its name change effective July 3, 2007 and Velocity 100 prior to its name change effective May 1, 2006.

j) Formerly Dynamic S&P 500 prior to its name change effective July 3, 2007 and Titan 500 prior to its name change effective May 1, 2006.

k) For the period January 1, 2006 through December 15, 2006 (fund merged into International Value).

l) Formerly Dynamic Weakening Dollar prior to its name change effective July 3, 2007 and Weakening Dollar prior to its name change effective May 1, 2006.

m) Formerly Europe Advantage prior to its name change effective July 3, 2007 and Large-Cap Europe prior to its name change effective May 1, 2006.

n) Formerly Government Long Bond Advantage prior to its name change effective July 3, 2007 and U.S. Government Bond prior to its name change effective May 1, 2006.

o) Formerly Inverse Dynamic Dow prior to its name change effective July 3, 2007 and Inverse Dynamic Dow 30 prior to its name change effective May 1, 2006.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

p) Formerly Inverse Government Long Bond prior to its name change effective July 3, 2007 and Juno prior to its name change effective May 1, 2006.

q) Formerly Inverse OTC prior to its name change effective July 3, 2007 and Arktos prior to its name change effective May 1, 2006.

r) Formerly Inverse Russell 2000 prior to its name change effective July 3, 2007 and Inverse Small-Cap prior to its name change effective May 1, 2006.

s) Formerly Inverse S&P 500 prior to its name change effective July 3, 2007 and Ursa prior to its name change effective May 1, 2006.

t) Formerly Japan Advantage prior to its name change effective July 3, 2007 and Large Cap Japan prior to its name change effective May 1, 2006.

u) Formerly Mid Cap Advantage prior to its name change effective July 3, 2007 and Medius prior to its name change effective May 1, 2006.

v) Formerly Russell 2000 Advantage prior to its name change effective July 3, 2007 and Mekros prior to its name change effective May 1, 2006.

w)    For the period December 15, 2006 (inception of fund) through December 31,
      2006.

x)    Formerly SB Government prior to its name change effective May 1, 2006.

x)    Formerly Inverse Mid-Cap prior to its name change effective July 3, 2007.

y)    Formerly High Income Bond prior to its name change effective May 1, 2007.

z) Formerly Limited Maturity Bond prior to its name change effective May 1, 2007.

aa)   Formerly Equity prior to its name change effective May 1, 2007.

ab)   Formerly Commodities prior to its name change effective May 1, 2007.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

================================================================================

(7) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

a)    For the period January 1, 2007 through March 29, 2007 (liquidation of fund).

b)    For the period April 27, 2007 (inception of fund) through December 31,
      2007.

c) Formerly in Legg Mason Partners Variable Portfolio I until restructure on April 27, 2007.

d) Formerly in Legg Mason Partners Investment Series until restructure on April 27, 2007.

e) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Fundamental Value).

f) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Large Cap Growth).

g) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Capital and Income).

h)    For the period January 1, 2007 through April 27, 2007 (liquidation of fund).

i)    For the period of January 1, 2007 through April 30, 2007 (liquidation of fund).

j) For the period of May 1, 2007 (inception of the fund) through December 31, 2007.

k) Lazard US Strategic Equity was formerly Lazard Equity prior to its name change effective May 1, 2007.

l) Neuberger Lehman Brothers High Income Bond was formerly Neuberger High Income Bond prior to its name change effective May 1, 2007.

m) Neuberger Lehman Brothers Short Duration Bond was formerly Neuberger Limited Maturity Bond prior to its name change effective May 1, 2007.

n) Rydex Commodities Strategy was formerly Rydex Commodities prior to its name change effective May 1, 2007.

o) Rydex Dow 2X Strategy was formerly Rydex Dynamic Dow prior to its name change effective July 3, 2007.

p) Rydex Europe 1.25 X Strategy was formerly Rydex Europe Advantage prior to its name change effective July 3, 2007.

q) Rydex Government Long Bond 1.2X Strategy was formerly Rydex Government Long Bond Advantage prior to its name change effective July 3, 2007.

r) Rydex Inverse Dow 2X Strategy was formerly Rydex Inverse Dynamic Dow prior to its name change effective July 3, 2007.

s) Rydex Inverse Government Long Bond Strategy was formerly Rydex Inverse Government Long Bond prior to its name change effective July 3, 2007.

t) Rydex Inverse Mid-Cap Strategy was formerly Rydex Inverse Mid-Cap prior to its name change effective July 3, 2007.

u) Rydex Inverse OTC Strategy was formerly Rydex Inverse OTC prior to its name change effective July 3, 2007.

v) Rydex Inverse Russell 2000 Strategy was formerly Rydex Inverse Russell 2000 prior to its name change effective July 3, 2007.

w) Rydex Inverse S&P 500 Strategy was formerly Rydex Inverse S&P 500 prior to its name change effective July 3, 2007.

x) Rydex Japan 1.25X Strategy was formerly Rydex Japan Advantage prior to its name change effective July 3, 2007.

y) Rydex Mid Cap 1.5X Strategy was formerly Rydex Mid Cap Advantage prior to its name change effective July 3, 2007.

z) Rydex OTC 2X Strategy was formerly Rydex Dynamic OTC prior to its name change effective July 3, 2007.

aa) Rydex Russell 2000 1.5X Strategy was formerly Rydex Russell 2000 Advantage prior to its name change effective July 3, 2007.

ab) Rydex S&P 500 2X Strategy was formerly Rydex Dynamic S&P 500 prior to its name change effective July 3, 2007.

ac) Rydex Strengthening Dollar 2X Strategy was formerly Rydex Dynamic Strengthening Dollar prior to its name change effective July 3, 2007.

ad) Rydex Weakening Dollar 2X Strategy was formerly Rydex Dynamic Weakening Dollar prior to its name change effective July 3, 2007.

ae)   For the period January 1, 2007 through November 9, 2007 (liquidation of fund).

(8) SUBSEQUENT EVENTS

      Effective January 3, 2008, Inviva, Inc., Jefferson National Life Insurance Company's (the "Company") ultimate parent, completed a restructuring transaction whereby it exchanged $111.5 million of debt ($91.5 million principal and $20 million accrued interest) for (a) cash and new debt of approximately $9 million and $7.6 million, including future interest payments, respectively; and (b) a portion of its equity interest in Jefferson National Financial Corp. (JNFC). The new debt resides at JNFC, but will ultimately be serviced by the Company at an annual cost of approximately $0.3 million to $0.5 million. On January 2, 2008, to facilitate the restructuring, the Company paid a $3.6 million extraordinary distribution, which was approved by the Texas Department of Insurance. On a pro forma basis, this dividend will reduce the Company's statutory capital and surplus from $41.1 million to $37.4 million and reduce risk-based capital from 690% to 633% authorized control level.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANYAND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account H as of December 31, 2007, the related statements of operations and changes in net assets for the years ended December 31, 2007 and 2006, and the financial highlights for each of the three years for the period ended December 31, 2007. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account H as of December 31, 2007, the results of its operations, changes in its net assets for the years ended December 31, 2007 and 2006, and financial highlights for each of the three years for the period ended December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP

New York, New York
March 21, 2008

78

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================================================================================

                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
                             SPONSOR
                             Jefferson National Life Insurance Company
                             DISTRIBUTOR
                             Jefferson National Financial Securities Corporation INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                             BDO Seidman, LLP

                                      B-7